As filed with the Securities and Exchange Commission on June 5, 2015

File No. 333-123035

811-03488

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 12	☒

and/or

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 165	☒

(Check appropriate box or boxes.)

Phoenix Life Variable Accumulation Account

(fka, Phoenix Home Life Variable Accumulation Account)

(Exact Name of Registrant)

Phoenix Life Insurance Company

(fka, Phoenix Home Life Mutual Insurance Company)

(Name of Depositor)

One American Row, Hartford, Connecticut 06102-5056

(Address of Depositor's Principal Executive Offices) (Zip Code)

(800) 447-4312

(Depositor's Telephone Number, including Area Code)

John R. Beers, Esq.

Phoenix Life Insurance Company

One American Row

Hartford, CT 06102-5056

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Title of Securities being registered: Deferred variable annuity contracts

Phoenix Dimensions®
Phoenix Life Variable Accumulation Account
Issued by: Phoenix Life Insurance Company (“Phoenix”)
PROSPECTUS	June 5, 2015
This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The variable annuity product(s) described in this prospectus are no longer for sale. The contract offers a variety of variable investment options and a fixed option. You may allocate premium payments and contract value to one or more of the investment options of the Phoenix Life Variable Accumulation Account (“Separate Account”), or to the Guaranteed Interest Account (“GIA”). The assets of each investment option of the Separate Account will be used to purchase, at net asset value, shares of a series in the following designated funds.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
❖   Invesco V.I. American Franchise Fund – Series I Shares
❖   Invesco V.I. Equity and Income Fund – Series II Shares
❖   Invesco V.I. Core Equity Fund – Series I Shares 1
❖   Invesco V.I. Mid Cap Core Equity Fund – Series I Shares 1
The Alger Portfolios – Class I-2 Shares
❖   Alger Capital Appreciation Portfolio 1
AB Variable Products Series Fund, Inc. – Class B 2
❖   AB VPS Balanced Wealth Strategy Portfolio 3
ALPS Variable Investment Trust – Class II
❖   Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
❖   Ibbotson Balanced ETF Asset Allocation Portfolio
❖   Ibbotson Growth ETF Asset Allocation Portfolio
❖   Ibbotson Income and Growth ETF Asset Allocation Portfolio
Calvert Variable Products, Inc.-Class 1
❖   Calvert VP S&P MidCap 400 Index Portfolio
Deutsche Investments VIT Funds – Class A 4
❖   Deutsche Equity 500 Index VIP 5
❖   Deutsche Small Cap Index VIP 6
Federated Insurance Series
❖   Federated Fund for U.S. Government Securities II
❖   Federated High Income Bond Fund II – Primary Shares
❖   Federated Prime Money Fund II
Fidelity® Variable Insurance Products – Service Class
❖   Fidelity® VIP Contrafund® Portfolio
❖   Fidelity® VIP Growth Opportunities Portfolio
❖   Fidelity® VIP Growth Portfolio
❖   Fidelity® VIP Investment Grade Bond Portfolio
Franklin Templeton Variable Insurance Products Trust – Class 2
❖   Franklin Flex Cap Growth VIP Fund
❖   Franklin Income VIP Fund
❖   Franklin Mutual Shares VIP Fund
❖   Templeton Developing Markets VIP Fund
❖   Templeton Foreign VIP Fund
❖   Templeton Growth VIP Fund
Lazard Retirement Series, Inc. – Service Shares
❖   Lazard Retirement U.S. Small-Mid Cap Equity Portfolio 1
Lord Abbett Series Fund, Inc. – Class VC
❖   Lord Abbett Bond-Debenture Portfolio
❖   Lord Abbett Growth and Income Portfolio
❖   Lord Abbett Mid Cap Stock Portfolio
Neuberger Berman Advisers Management Trust – Class S
❖   Neuberger Berman Advisers Management Trust Guardian Portfolio
❖    Neuberger Berman Advisers Management Trust Small Cap Growth Portfolio
Oppenheimer Variable Account Funds – Service Shares
❖   Oppenheimer Capital Appreciation Fund/VA
❖   Oppenheimer Global Fund/VA
❖   Oppenheimer Main Street Small Cap Fund®/VA
PIMCO Variable Insurance Trust – Advisor Class
❖   PIMCO CommodityRealReturn® Strategy Portfolio
❖   PIMCO Real Return Portfolio
❖   PIMCO Total Return Portfolio
The Rydex Variable Trust
❖   Guggenheim VT Long Short Equity Fund 1
❖   Rydex VT Inverse Government Long Bond Strategy Fund 1
❖   Rydex VT Nova Fund 1
Sentinel Variable Products Trust
❖   Sentinel Variable Products Balanced Fund
❖   Sentinel Variable Products Bond Fund
❖   Sentinel Variable Products Common Stock Fund
❖   Sentinel Variable Products Mid Cap Fund
❖   Sentinel Variable Products Small Company Fund
Virtus Variable Insurance Trust – Class A Shares
❖   Virtus Capital Growth Series
❖   Virtus Growth and Income Series
❖   Virtus International Series
❖   Virtus Multi-Sector Fixed Income Series
❖   Virtus Real Estate Securities Series
❖   Virtus Small-Cap Growth Series
❖   Virtus Small-Cap Value Series
❖   Virtus Strategic Allocation Series
Wanger Advisors Trust
❖   Wanger International
❖   Wanger International Select
❖   Wanger Select
❖   Wanger USA
1Closed to new investors on May 1, 2006. 2Name change effective May 1, 2015. Previously known as AllianceBernstein Variable Products Series Funds. 3Name change effective May 1, 2015. Previously known as AllianceBernstein VPS Balanced Wealth Strategy Portfolio. 4Name change effective August 11, 2014. Previously known as DWS Investments VIT Funds. 5Name change effective August 11, 2014. Previously known as DWS Equity 500 Index VIP. 6Name change effective August 11, 2014. Previously known as DWS Small Cap Index VIP.
See Appendix A for additional information.
The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The contract may go down in value. Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Purchasing a variable annuity within a qualified plan or Individual Retirement Account/Annuity (IRA) does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans or IRAs because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit protection support the recommendation.
This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information (“SAI”) dated June 5, 2015 is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:
Phoenix Life Insurance Company Annuity Operations Division PO Box 8027 Boston, MA 02266-8027	Tel. 800/541-0171

Glossary of Special Terms

Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.
Account Value:  The value of all assets held in the Separate Account.
Accumulation Unit:  A standard of measurement for each investment option used to determine the value of a contract and the interest in the investment options prior to the maturity date and amounts held under Annuity Payment Option L.
Accumulation Unit Value:  The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.
Annuitant(s)/Joint Annuitant:  The individual designated as such on the contract schedule page, or as later changed. The Annuitant is the person on whose continuation of life the contract is issued. There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date the annuitants may be changed. However, there may be tax consequences.
Annuity Payment Option:  The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See “Annuity Payment Options.”
Annuity Unit:  A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Options I, J, K, M and N. The number of annuity units in each investment option with assets under the chosen option is equal to the portion of the first payment provided by that investment option divided by the annuity unit value for that investment option on the first payment calculation date.
Annuity Unit Value:  On the first valuation date selected by us, we set all annuity unit values in each investment option of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the investment option on the immediately preceding valuation date multiplied by the net investment factor for that investment option for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.
Claim Date:  The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.
Contract Date:  The date that the initial premium payment is invested under a contract.
Contract Owner (owner, you, your):  Usually, the person or entity to whom we issue the contract.
Contract Value:  Prior to the Maturity Date, the sum of all Accumulation Units held in the investment options of the Separate Account and the value held in the GIA . For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all Accumulation Units held in the investment options of the Account and the value held in the GIA plus the value held in the Loan Security Account, less any Loan Debt.
Death Benefit Options:  The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner, on the earliest death of any of the owners.
Fixed Payment Annuity:  A benefit providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any investment option.
GIA:  An investment option under which payment amounts are guaranteed to earn a fixed rate of interest.
Inherited/Stretch Annuity:  A post-death distribution option that provides an extended payout option for the beneficiary of a deceased Owner’s Contract.
Maturity Date:  The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant’s 95th birthday or ten years from the contract date. The election is subject to certain conditions described in “The Annuity Period.” If more than one annuitant, the primary annuitant’s age will be used to determine that maturity date.
Minimum Guaranteed Interest Rate:  The minimum interest rate credited to amounts held in the GIA. This rate will never be less than the statutory required minimum interest rate under applicable state insurance law.
Minimum Initial Payment:  The amount that you pay when you purchase a contract. We require minimum initial payments of:
❖   Non-qualified plans—$25,000
❖   Qualified plans—$3,500
Net Asset Value:  Net asset value of a Series’ shares is computed by dividing the value of the net assets of the Series by the total number of Series’ outstanding shares.
PHL Variable:  PHL Variable Insurance Company
Phoenix (our, us, we, company):  Phoenix Life Insurance Company.
PNX:  The Phoenix Companies, Inc.
Separate Account:  Phoenix Life Variable Accumulation Account

Spouse:  For state purposes, spouse is as defined under the applicable laws in the State in which the Owner resides. For Federal purposes, spouse is defined under the applicable laws of the state in which the marriage ceremony occurred.
Valuation Date:  A Valuation Date is every day the New York Stock Exchange (“NYSE”) is open for trading and we are open for business.

Summary of Expenses

The following tables describe the fees and expenses that you will pay when owning and surrendering the contract. There are no additional fees, other than the contract fees set forth below, charged at the time you purchase this contract.
This table describes the fees and expenses that you will pay at the time that you surrender the contract or transfer value between the investment options. State premium taxes ranging from 0.00% to 3.50% depending on the state may also be deducted.
When you purchase your contract, you will need to elect a Surrender Charge Schedule. The 5-Year Surrender Charge Schedule is an Optional Benefit and if you elect it, you will be charged the 5-Year Surrender Charge Fee listed in the Optional Benefit Fees table.
CONTRACT OWNER TRANSACTION EXPENSES
Maximum 7-Year Surrender Charge (as a percentage of amount surrendered):
Age of Premium Payment in Complete Years 0	7% [1]
Maximum Optional 5-Year Surrender Charge (as a percentage of amount surrendered):
Age of Premium Payment in Complete Years 0	7% [2]
Transfer Charge[3]
Maximum	$20
Current	None
[1]	A surrender charge is deducted if a full or partial surrender occurs during the first seven contract years. The surrender charge is 7% during the first contract year and decreases by 1% each subsequent contract year. No surrender charge is deducted for surrenders occurring in contract years eight or later. (See “Deductions and Charges – Surrender Charges.”)
[2]	A surrender charge is deducted if a full or partial surrender occurs during the first five contract years. The surrender charge is 7% during the first contract year and decreases by 1% each subsequent contract year. No surrender charge is deducted for surrenders occurring in contract years six or later. (See “Deductions and Charges – Surrender Charges.”)
[3]	We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See “Transfer Charge.”

This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses.
ANNUAL ADMINISTRATIVE CHARGE
Maximum[1]	$35
Current	$35
MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average Account Value):
Death Benefit Option 1 – Return of Premium
Mortality and Expense Risk Fee	1.13%
Daily Administrative Fee ..	.13%
Total Annual Separate Account Expenses	1.25%
Death Benefit Option 2 – Annual Step-Up
Mortality and Expense Risk Fee	1.38%
Daily Administrative Fee	.13%
Total Annual Separate Account Expenses	1.50%
Death Benefit Option 3 – Earnings Enhancement Benefit
Mortality and Expense Risk Fee	1.38%
Daily Administrative Fee	.13%
Total Annual Separate Account Expenses	1.50%
Death Benefit Option 4 – Greater of Annual Step-Up and Annual Roll-Up
Mortality and Expense Risk Fee	1.63%
Daily Administrative Fee	.13%
Total Annual Separate Account Expenses	1.75%
[1]	This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See “Deductions and Charges.”

Optional Benefit Fees
This table describes the maximum and current 5-year surrender charge fee percentage and the other maximum fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the applicable charges shown in the preceding table in this Summary of Expenses. If you select any optional benefit other than Phoenix Income Protector, you must allocate all premium and contract value to an approved asset allocation program.
For an additional fee, a 5-Year Surrender Charge option can be elected in lieu of the 7-Year schedule, if you elect any of the Optional Benefits.
5-YEAR SURRENDER CHARGE FEE PERCENTAGE*
Maximum	1.00%
Current	0.25%
*	The 5-Year Surrender Charge Fee Percentage will be deducted annually on the contract anniversary only if you elected the 5-Year Surrender Charge Schedule. The fee percentage is locked in at the time you elect the benefit. See “Optional Benefits.”
Only one of the following Optional Benefits can be elected. Consult with your financial advisor as to which Optional Benefit may fit your particular needs.
GUARANTEED MINIMUM ACCUMULATION BENEFIT (“GMAB”) FEE[1] Phoenix Principal Protector
(as a percentage of the greater of the Guaranteed Amount or Contract Value)
Maximum	1.00%
GUARANTEED MINIMUM INCOME BENEFIT (“GMIB”) FEE[2] Phoenix Income Protector (Not available beginning March 9, 2009)
(as a percentage of the greater of the Guaranteed Annuitization Value or Contract Value)
Maximum	1.00%
PHOENIX FLEXIBLE WITHDRAWAL PROTECTORSM GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) RIDER FEE[3,6] (Effective beginning March 9, 2009)
(as a percentage of the greater of the Benefit Base[7] and Contract Value)
	Single Life Option	Spousal Life Option
Maximum fee for New York contracts and other contracts without Extended Care Enhancement*	2.50%	2.50%
Maximum additional fee to add Extended Care Enhancement	0.50%	0.50%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT 2007 (GMWB 2007) FEE[4] Prior to availability of Phoenix Flexible Withdrawal Protector in your applicable state
(as a percentage of the greater of the Benefit Base[5] and Contract Value)
	Single Life Option	Spousal Life Option
Maximum	1.50%	1.50%
New York GMWB 5/New York GMWB 7 Fee[4] New York GMWB 5/New York GMWB 7 Effective May 1, 2008
(as a percentage of the greater of the Benefit Amount[5] and Contract Value)
GMWB 5 – 5% Withdrawal Limit		GMWB 7 – 7% Withdrawal Limit
Maximum	1.00%	Maximum	1.00%
Version I Fee[4] Version I Available Prior to January 16, 2007
(as a percentage of the greater of the Benefit Amount and Contract Value)
GMWB 5 – 5% Withdrawal Limit		Lifetime GMWB – 5% Withdrawal Limit
Maximum	1.00%	Maximum	1.00%
GMWB 7 – 7% Withdrawal Limit		Lifetime GMWB for 2 - Spousal Continuation – 5% Withdrawal Limit
Maximum	1.00%	Maximum	1.00%

PHOENIX RETIREMENT PROTECTORSM FLEXIBLE COMBINATION BENEFIT RIDER FEE[3,6] Available beginning November 17, 2008
(as a percentage of the greatest of the GMWB Benefit Base[7], GMAB Benefit Base[7] and Contract Value)
	Single Life Option	Spousal Life Option
Maximum fee for New York Contracts and other Contracts without optional Guaranteed Minimum Death Benefit.	2.75%	2.75%
Maximum additional fee to add optional Guaranteed Minimum Death Benefit	0.50%	0.50%
[1]	The Phoenix Principal Protector fee is deducted annually on the contract anniversary, only if the benefit is selected. The current fee percentage is locked in at the time you elect the benefit. See “Optional Benefits” and “Important Information on Current Fees for Optional Benefit Riders.”
[2]	The Phoenix Income Protector fee is deducted annually on the contract anniversary only if the benefit is selected. The current fee percentage is locked in at the time you elect the benefit. See “Optional Benefits” and “Important Information on Current Fees for Optional Benefit Riders.”
[3]	See “Important Information on Current Fees for Optional Benefit Riders” for information on current fees. We may change the current fees. If your Benefit Base “steps-up” as provided by the rider, the current fee in effect at the time of the step-up will be applicable to your contract. See “Optional Benefits”, “Phoenix Flexible Withdrawal Protector”, and “Phoenix Retirement Protector” for descriptions of the rider-specific step-up features, the impact of a step-up on your rider fee, and how you may decline an automatic step-up.
[4]	The fee is deducted annually on the contract anniversary only if the benefit is elected. The fee will vary depending on which Version and option within a Version you elected. Also, certain riders have been available at certain times. After January 16, 2007 and before Phoenix Flexible Withdrawal Protector became available in your applicable state, only GMWB 2007 was available unless the contract is a New York contract and the owner was age 54 or younger at the time the rider is issued. New York GMWB 5/New York GMWB 7 is available for New York contracts where the owner meets certain age restrictions (see “Optional Benefits”). For GMWB 2007, the applicable current fee applies at the time you elected the benefit. The fee percentage may increase at the time of an automatic step-up of the Benefit Base as provided by the rider. See “Optional Benefits” for a description of the automatic step-up feature, the impact of a step-up on your rider fee, and how you may decline a step-up, but will not exceed the maximum charge shown above. For Version I and New York GMWB 5/New York GMWB 7 the current fee percentage is locked in at the time you elect the benefit. The fee charged at the time you elect the Optional Reset may be higher or lower than when you first elected Version I or New York GMWB 5/New York GMWB 7. The fee, however, will not exceed the maximum charge of shown above. See “Optional Benefits” for details about when these riders were available and how we determine the fee percentage. See the section entitled “Important Information on Current Fees for Optional Benefit Riders” for information on current fees.
[5]	For more information about how this amount is determined, see “Optional Benefits.”
[6]	The maximum fee shown in this table is the highest fee for this rider. A different fee applies to various asset allocation options. If you choose this rider, you must allocate all premium and contract value to a single approved asset allocation program. If you transfer from one asset allocation program or option to another during a rider year, the fee percentage you will pay for the rider will be the highest rider fee associated with the various asset allocation programs in which your contract value was invested during that rider year. The rider fee is deducted on each contract anniversary when the rider is in effect for your contract and is generally deducted on a pro rata basis from each investment option in which the contract has value and, if allocation to the GIA is then permitted, the GIA. Upon contract surrender or rider termination, we will deduct a portion of the annual rider fee for the portion of the contract year elapsed from the surrender proceeds or the contract value, respectively.
[7]	The Benefit Base for Phoenix Flexible Withdrawal Protector, and the GMAB Benefit Base and the GMWB Benefit Base under the Phoenix Retirement Protector rider are amounts we calculate solely to determine the value of the benefit(s) provided by the rider and unlike the Contract Value, are not available for withdrawals or surrenders. These amounts are affected by various factors including withdrawals and premium payments. See the description of these riders in “Optional Benefits” for information about how each Benefit Base is calculated and used.
*	Extended Care Enhancement is not available after the contract issue date and is not available with New York contracts. The Optional Guaranteed Minimum Death Benefit is not available with New York contracts.

The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2014, charged by the funds that you may pay indirectly during the time that you own the contract. This table does not reflect any fees that may be imposed by the funds for short-term trading. Funds of funds may have higher operating expenses than other funds since funds of funds invest in underlying funds which have their own expenses. Total Annual Fund Operating Expenses are deducted from a fund’s assets and include management fees, distribution and/or 12b-1 fees, and other expenses, but do not include any redemption fees that may be imposed by various funds. More detail concerning each of the fund’s fees and expenses is contained in the prospectus for each fund.
TOTAL ANNUAL FUND OPERATING EXPENSES
	Minimum	Maximum
Gross Annual Fund Operating Expenses[1]	0.34%	4.11%
[1]	The minimum and maximum Net Annual Fund Operating Expenses are 0.33% and 4.11%, respectively. Advisors and/or other service providers to the funds may have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Total Annual Fund Operating Expenses shown in the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses reflect the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2016. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund’s prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

EXPENSE EXAMPLES
These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, maximum of all applicable riders and benefit fees, and the maximum fund fees and expenses that were charged for the year ended 12/31/14.
The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that you have allocated all of your contract value to the fund with the maximum fees and expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table below.
These examples will help you compare the cost of investing in the contract if you elect the 5-Year Surrender Charge Schedule and the Phoenix Retirement Protector rider with the Guaranteed Minimum Death Benefit (optional Guaranteed Minimum Death Benefit not available with New York contracts). These elections will result in the highest total cost of investing in this contract.
(1)	If you surrender your contract at the end of the applicable time period, your maximum costs would be:
Death Benefit Option 1

1 Year	3 Years	5 Years	10 Years
$1,541	$3,083	$4,500	$7,669
Death Benefit Option 2
1 Year	3 Years	5 Years	10 Years
$1,563	$3,140	$4,581	$7,774
Death Benefit Option 3
1 Year	3 Years	5 Years	10 Years
$1,563	$3,140	$4,581	$7,774
Death Benefit Option 4
1 Year	3 Years	5 Years	10 Years
$1,584	$3,195	$4,661	$7,876
(2)	If you annuitize your contract at the end of the applicable time period, your maximum costs would be:
Death Benefit Option 1

1 Year	3 Years	5 Years	10 Years
$1,541	$3,083	$4,287	$7,669
Death Benefit Option 2
1 Year	3 Years	5 Years	10 Years
$1,563	$3,140	$4,371	$7,774
Death Benefit Option 3
1 Year	3 Years	5 Years	10 Years
$1,563	$3,140	$4,371	$7,774
Death Benefit Option 4
1 Year	3 Years	5 Years	10 Years
$1,584	$3,195	$4,453	$7,876

(3)	If you do not surrender your contract, your maximum costs would be:
Death Benefit Option 1
1 Year	3 Years	5 Years	10 Years
$940	$2,693	$4,287	$7,669
Death Benefit Option 2
1 Year	3 Years	5 Years	10 Years
$964	$2,752	$4,371	$7,774
Death Benefit Option 3
1 Year	3 Years	5 Years	10 Years
$964	$2,752	$4,371	$7,774
Death Benefit Option 4
1 Year	3 Years	5 Years	10 Years
$987	$2,811	$4,453	$7,876

Contract Summary

This prospectus contains information about all the material rights and features of the annuity contract that you should understand. This contract is closed to new investors. This summary describes the general provisions of the annuity contract.
Overview
It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see “Purchase of Contracts.”
The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results which vary and depend upon the performance of the underlying funds, and the owner assumes the risk of gain or loss according to the performance of the underlying funds while investments in the GIA provide guaranteed interest earnings subject to certain conditions. For more information, see “The Variable Investment Options,” and “GIA.” There is no guarantee that at maturity date the contract value will equal or exceed payments made under the contract.
You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see “The Accumulation Period—Payment Upon Death Before the Maturity Date” and “Taxation of Annuities in General—Nonqualified Plans” and “Taxation of Annuities in General—Qualified Plans.”
Although investment performance is not guaranteed in a variable annuity, each Optional Benefit rider available with this annuity provides a type of guarantee but only if you meet certain conditions. You should read the section entitled “Optional Benefits” carefully if you think you may be interested in one of the Optional Benefit riders. When choosing any Optional Benefit rider for your annuity, it is important to understand if your long-term need for a guarantee pertains to accumulation, income, future withdrawals, or a combination thereof to ensure the Optional Benefit you choose suits your financial long term needs. You should know that all guarantees are based on the claims paying ability of the issuing company. When purchasing any annuity with a guaranteed benefit, you should not only consider the additional costs of the living benefit but compare the total cost of the annuity to determine if the annuity suits your needs.
You may elect one of the following riders which we call “Optional Benefits” with the contract:
❖	a Guaranteed Minimum Accumulation Benefit (GMAB), called Phoenix Principal Protector, which provides a guaranteed minimum return if contract value remains invested according to an asset allocation program available for use with the rider for the ten year period following the contract date.
❖	a Guaranteed Minimum Income Benefit (GMIB), called Phoenix Income Protector, which guarantees future income payments at a protected minimum amount, regardless of investment performance during the contract’s accumulation phase. Phoenix Income Protector is not available beginning March 9, 2009.
❖	a Guaranteed Minimum Withdrawal Benefit (GMWB). Different GMWB benefits are available by rider depending on the state in which your contract is issued and the age of the rider’s owner or Covered Person, as applicable, at the time the contract is issued. You should review the rider descriptions to determine which GMWB is available now or was available at the time you purchased your contract.
As of November 17, 2008, the following rules apply. If your contract is a New York contract and the owner is under age 50 for the single life option or under age 55 for the spousal life option, the New York GMWB 5/New York GMWB 7 rider is available. If your contract is a New York contract and the Covered Person is age 50 or older for the single life option or age 55 or older for the spousal life option, the Phoenix Flexible Withdrawal ProtectorSM will be available to you. If your contract is not a New York contract, the Phoenix Flexible Withdrawal ProtectorSM will be available to you and, for an additional fee, you may also elect an Extended Care Enhancement (not available after the contract issue date) with the benefit.
❖	a Flexible Combination Benefit Rider providing a GMWB and GMAB, also called Phoenix Retirement ProtectorSM. For an additional fee, this rider provides a guaranteed minimum death benefit (guaranteed minimum death benefit not available for New York contracts). This rider is available beginning on November 17, 2008.
These benefits are provided by rider and have their own fees. The guarantees provided by the Optional Benefits in excess of your Contract Value are based on the claims-paying ability of Phoenix. If you elect an Optional Benefit other than Phoenix Income Protector, you must allocate all premium and contract value to a single asset allocation program we have approved for use with these riders. Taking withdrawals from the contract while an Optional Benefit is in effect may reduce the benefits of the riders. For more information, see “Deductions and Charges”, “Additional Programs” and “Optional Benefits”.

Suitability
Annuities are designed for long-term financial planning and are not designed for short-term investment strategies. You should make sure you understand all the options for payment and how long you must wait before annuity payments begin. Additionally, while an annuity offers the potential for appreciation, fees, charges, and poor investment performance can negatively affect the value of your annuity. You bear the investment risk, whether a gain or loss, for any contract value allocated to the Separate Account.
Annuities that are offered to fund a qualified plan or an Individual Retirement Account (“IRA”), do not provide any additional tax deferred advantages. If your only or main investment objective with the qualified plan or IRA is tax deferral, an annuity product may be more expensive than other products that provide tax deferred benefits.
Replacements
Replacing any existing contract with this contract may not be to your advantage. You should talk with your registered representative before you replace your variable annuity contract. You should carefully compare the risks, charges, and benefits of your existing contract to the replacement policy to determine if replacing your existing contract benefits you. Additionally, replacing your contract could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable annuity contract, you generally cannot reinstate it unless the insurer is required to reinstate the previous contract under state law. This is true even if you choose not to accept your new variable annuity contract during your “free look” period.
Conflicts of Interest
Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the “Sales of Variable Contracts” section of this prospectus.
Investment Features
Flexible Premium Payments
❖	You may make premium payments anytime until the maturity date for non-qualified contracts. For IRA/qualified plan contracts, there are federal limitations regarding premium payments after a set age.
❖	You can vary the amount and frequency of your premium payments for non-qualified contracts. For IRA/qualified plan contracts, there are federal limitations regarding the amount of premium payments.
❖	Other than the Minimum Initial Payment, there are no required premium payments.
Minimum Premium Payment
Generally, the minimum initial premium payment is $3,500 for a qualified plan and $25,000 for nonqualified plans. For more information, see “Purchase of Contracts.”
Allocation of Premiums and Contract Value
❖	Premium payments are invested in one or more of the investment options and the GIA. Each investment option invests directly in a professionally managed fund.
❖	Prior to the maturity date, you may elect to transfer all or any part of the contract value among one or more investment options, or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the maturity date under variable annuity payment options, you may elect to transfer all or any part of the contract value among one or more investment options. For more information, refer to “GIA,” “Internet, Interactive Voice Response and Telephone Transfers,” and “Market Timing and Other Disruptive Trading.”
❖	The contract value allocated to the investment options varies with the investment performance of the funds and is not guaranteed.
❖	The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. Subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).
❖	Payments and transfers to the GIA are subject to the Maximum GIA Percentage. The maximum GIA percentage is the maximum amount of a premium payment or total Contract Value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.
❖	You may participate in one of the asset allocation programs we offer. Participation in a program is optional, unless you elect an Optional Benefit other than Phoenix Income Protector (GMIB). If you elect an Optional Benefit, other than Phoenix Income Protector, you must allocate all premium payments and Contract Value to one of the programs approved for use with those benefits. We may offer other programs in the future, however, whether those programs will be made available to both current and prospective contract owners will be determined at the sole discretion of the Company. For more information about the programs, refer to “Asset Allocation and Strategic Programs” below.
Withdrawals
❖	You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.
❖	Each year you may withdraw part of (partially surrender) your Contract Value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the Contract Value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is the greater of 10% of the Contract Value as of the end of the previous contract year or the amount of the “Required Minimum Distribution” (“RMD”), as defined in the Internal Revenue Code without a surrender charge. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your Contract Value as of the last contract anniversary. For more information, see “Deductions and Charges—Surrender Charges.”
❖	Withdrawals may be subject to income tax on any gains plus a 10% penalty tax if the Contract Owner is under age 59½. For more information, see “Federal Income Taxes.” In addition, withdrawals (lifetime and after death) may be included in the definition of “net investment income” for purposes of section 1411 of the Internal Revenue Code. If section 1411 applies to the income, in addition to income tax, there is an additional tax of 3.8 percent. Section 1411 is imposed only on taxpayers whose income exceeds a stated threshold amount.
❖	Withdrawals may negatively impact guarantees provided by certain Optional Living Benefit riders if certain conditions are not met. Please see the section entitled “Optional Benefits” for further details.
Deductions and Charges
From the Contract Value
❖	Annual Administrative Charge—currently, $35 each year. For more information, see “Deductions and Charges” below.
❖	Guaranteed Minimum Accumulation Benefit (Phoenix Principal Protector) fee—the current fee percentage shown on your rider specifications page multiplied by the greater of the guaranteed amount and the contract value on the date the fee is deducted. For more information, see “Deductions and Charges” and “Important Information on Current Fees for Optional Benefit Riders” below.
❖	Guaranteed Minimum Income Benefit (Phoenix Income Protector) fee—the current fee percentage shown on your rider specifications page multiplied by the greater of the guaranteed annuitization value and the contract value on the date the fee is deducted. For more information, see “Deductions and Charges” and “Important Information on Current Fees for Optional Benefit Riders” below.
❖	Guaranteed Minimum Withdrawal Benefit fee—the fee percentage will vary depending on when you elected GMWB and which Version, and option within a Version, of GMWB you elect. We have offered different GMWB riders at different times. The amount of the fee and the way the fee is calculated depends on the particular rider attached to your contract. For more information about the different GMWB fees, see “Deductions and Charges” and “Important Information on Current Fees for Optional Benefit Riders” below.
❖	Phoenix Flexible Withdrawal Protector (available beginning on November 17, 2008)—the fee is equal to a stated percentage multiplied by the greater of the Benefit Base and the Contract Value. The fee for this rider depends on whether you choose the single life option or the spousal life option, and which asset allocation model you have chosen for allocation of your premium payments and Contract Values. Additionally, if you choose the Extended Care Enhancement (not available after the contract issue date and not available for contracts issued in the state of New York) for your rider, we assess a charge for that feature. The maximum fees are shown in the table of “Optional Benefit Fees”. The fee for your rider may change if you change asset allocation models or if you do not decline an automatic step-up provided by the rider. If you change asset allocation programs during a contract year and the rider fees related to the use of those programs are different, you will pay the highest rider fee associated with the various asset allocation programs in which your Contract Value was invested during that contract year. Also, you will pay the current rider fee then in effect beginning on the date of any automatic step-up of the Benefit Base. For more information see “Important Information on Current Fees for Optional Benefit Riders.” See “Optional Benefits” for additional information about the impact of an automatic step-up on your rider and your ability to decline a step-up.
❖	Phoenix Retirement Protector (available beginning on November 17, 2008)—the fee is equal to a stated percentage multiplied by the greatest of the GMWB Benefit Base, the GMAB Benefit Base, and the Contract Value. The fee for this rider depends on whether you choose the single life option or the spousal life option, and which asset allocation model you have chosen for allocation of your premium payments and Contract Values. Additionally, if you choose the Guaranteed Minimum Death Benefit option (not available after the contract issue date and not available for contracts issued in the state of New York) for your rider, we assess a charge for that feature. The maximum fees are shown in the table of “Optional Benefit Fees”. The fee for your rider may change if you change asset allocation models. If you change asset allocation programs during a contract year and the rider fees related to the use of those programs are different, you will pay the highest rider fee associated with the various asset allocation programs in which your Contract Value was invested during that contract year. Also, you will pay the current rider fee then in effect beginning on the date of an automatic step-up of the GMWB Benefit Base or elective step-up of the GMAB Benefit Base as provided by the rider. For more information see “Important Information on Current Fees for Optional Benefit Riders.” See “Optional Benefits” for additional information about the impact of an automatic or elective step-up on your rider and your ability to decline an automatic step-up.
❖	Surrender Charges—may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts.
Two surrender charge schedules are available. There is no additional fee applicable to the 7-Year Surrender Charge Schedule.
7-Year Surrender Charge Schedule:
Percent	7%	6%	5%	4%	3%	2%	1%	0%
Age of Premium Payment in Complete Years	0	1	2	3	4	5	6	7+

If, however, you elect the optional 5-Year Surrender Charge Schedule, you will be charged a fee. Currently the fee is 0.25% of each premium payment for five contract anniversaries following each payment. The fee will not exceed the maximum percentage of 1.0%.
Percent	7%	6%	5%	4%	3%	0%
Age of Premium Payment in Complete Years	0	1	2	3	4	5+

No surrender charges are taken upon the death of the owner. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited.
For more information, see “Deductions and Charges” below.
❖	Taxes—from the Contract Value upon premium payment or commencement of annuity payments.
•	Phoenix will reimburse itself for such taxes upon the remittance to the applicable state.
❖	Transfer Charge—currently, there is no transfer charge; however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see “Deductions and Charges” below.
From the Separate Account
❖	Daily administrative fee—currently 0.125% annually. For more information, see “Deductions and Charges.”
❖	Mortality and expense risk fee—varies based on the benefit option selected. For more information, see “Deductions and Charges.”
Other Charges or Deductions
In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.
Death Benefit
The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.
Death Benefit Options
The contract offers four Death Benefit Options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain Death Benefit Options.
For more information, see “The Accumulation Period—Payment Upon Death Before Maturity Date.”
Additional Information
Free Look Period
You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within ten days (or later, if applicable law requires) after you receive it and cancel the contract. You will receive in cash the Contract Value plus any charges made under the Contract as of the date of cancellation. However, if applicable state law requires a return of premium payments, we will return the greater of premium payments less any withdrawals or the Contract Value less any applicable surrender charges.
For more information, see “Free Look Period” under “Miscellaneous Provisions” below.
Termination
If on any Valuation Date the total Contract Value equals zero, the contract will immediately terminate without value, unless you elected the Guaranteed Minimum Withdrawal Benefit rider and the Benefit Amount is greater than zero.

Community and Marital Property States
If the contract owner resides in a community property or marital property state and has not named his or her spouse as the sole beneficiary, the spouse may need to consent to the non-spouse beneficiary designation. The contract owner should consult with legal counsel regarding this designation. Should spousal consent be required, we are not liable for any consequences resulting from the failure of the contract owner to obtain proper consent.
Accumulation Unit Values

Accumulation unit values give the historical value for a single unit of each of the available investment options and the number of units outstanding at the end of each of the past ten years, or since the investment option began operations, if less. These tables are highlights only.
More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 1-800-541-0171.
There are different sets of accumulation unit value tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix C.
Financial Statements

The financial statements of each of the investment options of the Separate Account which include the statements of assets and liabilities as of December 31, 2014, the results of each of their operations for the period then ended, the changes in net assets for each of the periods then ended, and the financial highlights for each of the periods indicated, and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one, by writing to us at Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston MA 02266-8027, or by visiting our website www.phoenixwm.com*. In addition, the SAI is available on the SEC’s website at .
Restatement and Revision of Previously Reported Financial Information
During the Company’s annual assumption review (or “Unlock”) which was performed in the fourth quarter of 2014, management observed results in the Company’s Universal Life (“UL”) business that did not align with its expectations and, upon further investigation, determined that certain components of the 2013 Unlock contained errors which were determined to be material to the year ended December 31, 2013. As a result of these errors and in accordance with ASC 250, “Accounting Changes and Error Corrections,” the Company is required to record all out-of-period errors, whether or not previously identified, in the period to which they relate. Accordingly, the Company has restated its financial statements for the year ended December 31, 2013 and revised its financial statements for other prior periods presented.
The Company has classified the correction of errors into two categories (i) UL Unlock and (ii) Other Adjustments as detailed more fully below:
UL Unlock
In accordance with U.S. GAAP and our accounting policy, the Company performs an annual assumption review where management makes a determination of the best estimate assumptions to be used based on a comprehensive review of recent experience studies and industry trends each year. In 2013, the Company revised a number of assumptions, the most significant of which resulted in changes to expected premium persistency and incorporation of mortality improvement in its UL business. The incorporation of these changes resulted in manual updates to various models for which certain errors were subsequently identified in the course of performing analysis between the financial results for the three and twelve month periods ended December 31, 2014 and those for the corresponding prior year periods. These errors related to inappropriate implementation of data used in the calculation of certain product features which then resulted in the incorrect calculation of the ultimate impact of the Unlock for 2013.
Other Adjustments
Amounts primarily relate to various out-of-period errors identified which were previously determined not to be material individually or in the aggregate. The Company considered the impacts of each of these errors, many of which were previously identified and recorded as out-of-period adjustments, as well as subsequently identified errors both individually and in the aggregate during the course of this restatement and concluded that none were significant for individual categorization herein.
Performance History

We may include the performance history of the investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one, five and ten years. If the investment option has not been in existence for at least one year, returns are calculated from inception of the investment option. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at Net Asset Value and the deduction of all applicable contract charges except for taxes (which may vary by state).
The Variable Accumulation Annuity

The individual deferred variable accumulation annuity contract (the “contract”) issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the contract owner who bears the risk of investment gain or loss rather than Phoenix. To the extent that premium payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the investment options. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the variable investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of Phoenix and Phoenix will guarantee specified monthly annuity payments. This contract is no longer available for sale.
Phoenix and the Separate Account

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock company life insurance company by “demutualizing” pursuant to a plan of reorganization approved by New York Department of Financial Services and changed its name to Phoenix Life Insurance Company . As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc. (“PNX”) a newly formed, publicly traded Delaware corporation.
Our executive and our administrative offices are located at One American Row, Hartford, Connecticut, 06102-5056. Our New York principal office is 15 Tech Valley Drive, Suite 201, East Greenbush, New York 12061. We provide life insurance and annuity products.
On June 21, 1982 we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and it meets the definition of a “separate account” under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of Phoenix. On July 1, 1992 the Separate Account’s domicile was transferred to New York.
The Separate Account has several investment options with varying degrees of investment risk. You may make contributions to the Separate Account but you assume all of the investment risk for the contract value that you contribute and allocate to the Separate Account. Under New York law these Separate Account assets are segregated from our general account and all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of the insurer. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that an insurer conducts and as such are insulated from the creditors of the insurer. However, the assets in the Separate Account are attributable to more than one variable annuity product or to more than one variable life insurance product that we sell. Therefore, although these assets are insulated from our creditors, they all may be used to support Separate Account obligations. To the extent that the assets in the Separate Account become deficient for any reason, we will transfer assets from our General Account to the extent they are available. We reserve the right to add, remove, modify, or substitute any investment option in the Separate Account.
Obligations under the contracts are obligations of Phoenix. You may make contributions to the GIA which is supported by the assets in Phoenix’s general account and such contributions are not invested in the Separate Account. The GIA is part of the general account of Phoenix (the “General Account”). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information, see the “GIA” section below.
Contract Guarantees
Any guarantee under the contract, such as interest credited to the GIA, or any guarantees provided by a rider are paid from our general account. Therefore, any amounts that we may pay under the contract as part of a guarantee are subject to our long-term ability to make such payments. The assets of the Separate Account are available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. Under New York law, insurance companies are required to hold a specified amount of reserves in order to meet the contractual obligations of their general account to contract owners. State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that an insurer could incur as the result of its own investment of its general account assets, which could include bonds, mortgages, general real estate investments, and stocks. Useful information about the

Company’s financial strength may be found on our website, www.phoenixwm.com*, located under “About Us”/”Ratings.” This website location also includes financial strength ratings assigned to us by one or more independent rating organizations, along with each such organization’s view regarding the potential future direction of the Company’s rating.
The Variable Investment Options

You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the underlying fund is likely to be different from that of the retail mutual fund, and you should not compare the two.
The underlying funds offered through this product are selected by the Company based on several criteria, including, but not limited to, asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund’s investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a “private label” product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company’s selection criteria.
Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.
In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.
Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any investment option will achieve its stated investment objective.
You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.
Administrative, Marketing and Support Service Fees
The Company and/or the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of the underlying funds. These agreements compensate the Company and/or the principal underwriter for the Contracts for providing certain administrative, marketing, or other support services to the underlying funds.
Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company’s variable products. These payments may be significant and the Company and its affiliates may profit from them.
The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (Rule 12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.
These payments reflect in part the administrative service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account’s investments in the funds.
These administrative services may include, but are not limited to, providing information about the funds from time to time, answering questions concerning the funds, including questions respecting Variable Contract owners’ interests in one or more of the funds, distributing, printing, and mailing of: the underlying funds’ prospectus and any applicable supplement; annual and semi-annual reports;

proxy materials (including tabulating and transmitting proxies executed by or on behalf of the contract owner); electronic and teleservicing support in connection with the funds; maintenance of investor records reflecting shares purchased, redeemed, transferred and share balances, and conveyance of that information to the fund.
For additional information concerning the available investment options, please see Appendix A.
GIA

Note: Currently, if you have an Optional Benefit other than the Guaranteed Minimum Income Benefit in effect for your contract you cannot transfer Contract Value or allocate premiums to the GIA. Your premiums must be allocated to an asset allocation program approved by us. We may remove this restriction at any time in the future, e.g., if you participate in an Enhanced Dollar Cost Averaging Program.
In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.
We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.
Prior to the Maturity Date you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the Contract Value in the GIA as of the date of the transfer. Also, the total Contract Value allocated to the GIA may be transferred out to one or more of the investment options over a consecutive 4-year period according to the following schedule:
❖ Year One:	25% of the total value
❖ Year Two:	33% of remaining value
❖ Year Three:	50% of remaining value
❖ Year Four:	100% of remaining value
Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.
Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.
GIA Restrictions
Contracts are subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of Contract Value. If you have an Optional Benefit other than the Guaranteed Minimum Income Benefit in effect for your contract, you may not allocate premiums or transfer values to the GIA. These restrictions as well as the availability of the GIA are subject to state insurance department approval.
Deductions and Charges

5-Year Surrender Charge Fee
If you elect the 5-Year Surrender Charge Schedule, we will deduct a fee for five contract anniversaries following each premium payment. The fee is calculated by applying the fee percentage to each premium payment. If multiple premium payments are submitted in any one year, these will be added together and the fee applied to the total. The fee is deducted in arrears on each contract anniversary date and upon full surrender of the contract. If you surrender your contract on any other date than the contract anniversary, the fee will be deducted proportionately based on the number of months completed during the contract year.
The current fee percentage is locked in at the time you elect this benefit. Currently the fee percentage is equal to 0.250%. However, we reserve the right to charge up to 1.000%.
Annual Administrative Charge
We deduct an annual administrative charge from the Contract Value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

The maximum annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the investment options or GIA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your Contract Value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the Maturity Date will be deducted from each annuity payment in equal amounts.
Daily Administrative Fee
We make a daily deduction from the Contract Value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the investment options. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described above. (This fee is not deducted from the GIA.)
Important Information on Current Fees For Optional Benefit Riders
Phoenix Principal Protector Fee
You should assume that the guaranteed maximum fee percentage disclosed in this prospectus for the above referenced Optional Benefits will be charged unless we notify you that we will be charging a lower fee percentage or “fee.” If we choose to offer a fee that is lower than the maximum guaranteed fee percentages described in the “Optional Benefit Fee Table,” we will provide that fee to you in writing on a form satisfactory to us. If you accept the fee by signing the form, and the rest of your application is in good order, we will issue your rider and the fee reflected on that form will apply to your rider. The fee will also be reflected on the rider specification pages of your rider. While we do not have the right to change your fee once you purchase the rider, we do reserve the right to increase or decrease the fee for new purchasers, provided that we do not exceed the maximum fee percentage shown in the “Optional Benefit Fee Table.”
Phoenix Income Protector Fee
This rider is no longer offered for sale. Your current fee percentage or “fee” was locked in at the time you purchased the rider. The current fee applied to your rider is the fee displayed on the rider specification pages of your rider. While we do not have the right to change your fee once you have purchased the rider, we reserved the right to increase or decrease the fee for new purchasers, provided that we did not exceed the maximum fee percentage shown in the “Optional Benefit Fee Table.”
New York GMWB 5/New York GMWB 7Fee
This rider is available for New York contracts only. Your current fee percentage or “fee” was locked in at the time you purchased the rider. The fee percentage is displayed on the rider specifications pages of your rider. Unless you exercise the Optional Reset provision as described in your rider, we do not have the right to change your fee once you have purchased the rider. When you exercise the Optional Reset feature, you terminate your existing rider and purchase a new rider. To the extent an Optional Reset election is made, you will be charged the then current fee for the new rider which you purchase. Currently, if you exercise the Optional Reset provision of your New York GMWB 5/New York GMWB 7 rider, you may purchase either another New York GMWB5/GMWB 7 rider or a Phoenix Flexible Withdrawal Protector rider. We reserved the right to increase or decrease that fee for new purchasers, including those who exercise the Optional Reset provision as described by their riders. In no case did we exceed the maximum fee percentage shown in the “Optional Benefit Fee Table” for this rider, or in the case of an Optional Reset, in no case did we exceed the maximum fee percentage for the new rider that was purchased. To determine whether or not we are offering a fee lower than the guaranteed maximum fee percentage for a rider, please call the Annuity Operations Division or, for the Phoenix Flexible Withdrawal Protector rider, visit our website at www.phoenixwm.com. Please see the section entitled, “Optional Reset” for more complete information on Optional Resets.
GMWB Version I Fee (Offered Prior to January 16, 2007)
This rider is no longer offered for sale. Your current fee percentage or “fee” was locked in at the time you purchased the rider. The fee percentage is displayed on the rider specifications pages of your rider. Unless you exercise the Optional Reset provision as described in your rider, we do not have the right to change your fee once you have purchased the rider. When you exercise the Optional Reset feature, you terminate your existing rider and purchase a new rider. To the extent an Optional Reset election is made, you will be charged the then current fee for the new rider which you purchase. Currently, only the Phoenix Flexible Withdrawal Protector rider is available for an Optional Reset. We reserved the right to increase or decrease that fee for new purchasers, including those who exercise the Optional Reset provision as described by their riders. In no case did we exceed the maximum fee percentage shown in the “Optional Benefit Fee Table” for this rider, or in the case of an Optional Reset, in no case did we exceed the maximum fee percentage for the new rider that was purchased To determine whether or not we are offering a fee lower than the guaranteed maximum fee percentage for the Phoenix Withdrawal Protector, please call the Annuity Operations Division or visit our website at www.phoenixwm.com. Please see the section entitled, “Optional Reset” for more complete information on Optional Resets.
GMWB 2007 Fee
This rider is no longer offered for sale. Your current fee percentage or “fee” was set at the time you purchased the rider and is displayed on the rider specification pages of your rider. It cannot change unless your Benefit Base “steps-up” as provided by your rider. We will notify you of a new fee in writing 30 days prior to the effective date of the fee increase (your rider anniversary date.) If your rider is eligible to “step-up” it will do so automatically. This fee will not change again unless an automatic step-up occurs again. Any new fee we may offer will never exceed the maximum guaranteed fee percentages as described in the “Optional Benefit Fee Table” of this prospectus. You may decline an automatic step-up to avoid future rate increases by notifying us at least seven days prior to your rider anniversary.
Phoenix Flexible Withdrawal Protector Fee and Phoenix Retirement Protector Fee
You should assume that the guaranteed maximum fee percentage disclosed in this prospectus for the above referenced Optional Benefits will be charged unless we notify you that we will be charging a lower fee percentage or “fee”. If we choose to offer a fee that is lower than the maximum guaranteed fee percentages described in the “Optional Benefit Fee Table,” we will notify you in two ways: Before your application is submitted, we will provide you with the applicable fees in writing as described below. Once the Contract is issued, we will notify you in writing prior to your eligibility of a “step-up” as provided by your rider because “step-ups” can increase your fees.
Because the fees for the above referenced riders vary by asset allocation program, there is a set of fees (one fee for each asset allocation program) that applies to your rider. If we choose to offer a set of fees that are lower than the maximum guaranteed fee percentages described in the “Optional Benefit Fee Table,” we will provide that set of fees on a form satisfactory to us. If you accept those fees by signing the form, and the rest of your application is in good order, we will issue your rider and the fee schedule reflected on that form will apply to your rider (“Initial Fee Schedule”). The fee for the asset allocation model in which you are first invested will be reflected on the rider specification pages of your rider. As stated previously, these fee percentages vary by asset allocation program. It is important that you review the fees for each asset allocation program because if you transfer into a new asset allocation program with a higher fee, the fee percentage that you will pay for the rider will be the highest fee percentage associated with the various asset allocation programs in which your Contract Value was invested during that rider year. You may request a copy of the signed form by calling our Annuity Operations Division.
The fees in your Initial Fee Schedule can only increase if your Benefit Base “steps-up” automatically or if you elect a “step-up” as provided under the GMAB portion of the Phoenix Retirement Protector Rider. We will notify you in writing 30 days prior to your rider anniversary date, if the fee for the asset allocation program in which you are currently invested will be raised or lowered. We will also notify you in writing on your rider anniversary date of the new fee schedule for each asset allocation program to which you may transfer Contract Value. These fees will not change again unless an automatic step-up occurs again or unless you elect another step-up as provided under the GMAB portion of the Phoenix Retirement Protector Rider. Any new fee schedule that we may offer will never exceed the maximum guaranteed fee percentages as described in the “Optional Benefit Fee Table” of this prospectus. You may decline an automatic step-up under Phoenix Flexible Withdrawal Protector or the GMWB portion of the Phoenix Retirement Protector Rider to avoid future rate increases by notifying us at least seven days prior to your rider anniversary.
You may also find the current fee schedule, as well as previous fee schedules on our website, www.phoenixwm.com. This document describes whether or not we are currently offering a fee schedule lower than the guaranteed maximum fee percentage shown in this prospectus and the effective date of those fees. If you have not purchased a rider yet, you should know that this fee schedule may change on a monthly basis. However, if your rider was issued within five business days of a fee schedule change, you will receive the fee schedule in effect as of the date of your application.
Guaranteed Minimum Accumulation Benefit (Phoenix Principal Protector) Fee
If the Phoenix Principal Protector rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary during the ten-year term. If this benefit terminates on a contract anniversary prior to the end of the term for any reason other than death or commencement of annuity payments, the entire annual fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or commencement of annuity payments, a prorated portion of the annual fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option bearing a pro rata share of such fee based on the proportionate Contract Value of each investment option. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.
The current fee percentage is locked in at the time you elect this benefit. The fee is equal to the Rider Fee Percentage shown on your rider specifications page, multiplied by the greater of the guaranteed amount or Contract Value on the day that the fee is deducted. (See the section “Important Information on Current Fees for Optional Benefit Riders” for more complete information.) However, we reserve the right to charge up to the maximum fee percentage shown in the table of “Optional Benefit Fees”, multiplied by the greater of the guaranteed amount or Contract Value on the day that the fee is deducted.
If you elect the Guaranteed Minimum Accumulation Benefit, you will be unable to elect any other Optional Benefit.
Guaranteed Minimum Income Benefit (Phoenix Income Protector) Fee
If the Phoenix Income Protector rider is part of your contract, we will deduct a fee. The fee is equal to the Rider Fee Percentage shown on your rider specifications page, multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date that the rider fee is deducted.

The maximum fee is the fee percentage shown in the table of “Optional Benefit Fees” multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. The current fee percentage is locked in at the time you elect this benefit. (See the section “Important Information on Current Fees for Optional Benefit Riders” for more complete information.)
The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire annual fee will be deducted. If this rider terminates on any other day, a prorated portion of the annual fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option and GIA bearing a pro rata share of such fee based on the proportionate Contract Value of each investment option and GIA. For New York contracts, no fee will be deducted from the GIA. We will waive the rider fee if the Contract Value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.
If you elect the Guaranteed Minimum Income Benefit, you will be unable to elect any other Optional Benefit.
Guaranteed Minimum Withdrawal Benefit Fee
If a guaranteed minimum withdrawal benefit rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on a contract anniversary for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this rider terminates on any other day, for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option and, if allocation to the GIA is then permitted, the GIA bearing a pro rata share of such fee based on the proportionate Contract Value of each investment option and, if applicable, the GIA. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.
The fee percentage will vary depending on when you elect GMWB and which Version, and option within a Version, of GMWB you elect. Also, you should know that certain riders provide for a step-up in the Benefit Base or an “optional reset”. In either case you will be notified if your contract experiences such an event and will be provided an opportunity to decline. We have the right to increase your rider fee in the case of a step-up or to replace your rider with the currently available version of the benefit in the case of an optional reset and either event could result in fee increase.
For GMWB 2007 (issued on or after January 16, 2007 and until Phoenix Flexible Withdrawal Protector became available in your state), the fee is equal to a stated percentage multiplied by the greater of the Benefit Base and Contract Value on the date that the fee is deducted.
We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage shown in the table of “Optional Benefit Fees.” (See the section “Important Information on Current Fees for Optional Benefit Riders” for more complete information.)
New York GMWB 5/New York GMWB 7 (available as of May 1, 2008 for New York contracts where the owner is age 54 or less at the time the rider is issued and as of November 17, 2008 only available for New York contracts where the owner is under age 50 if the single life option is elected, and under age 55 if the spousal life option is elected)—the fee is equal to a stated percentage multiplied by the greater of Benefit Amount and Contract Value on the date the fee is deducted.
We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage shown in the table of “Optional Benefit Fees.” The current fee percentage for this rider is locked in on the date that this rider is added to the contract. (See the section “Important Information on Current Fees for Optional Benefit Riders” for more complete information.)
For Version I (issued prior to January 16, 2007), the fee percentage will vary depending on which one of the four available GMWB versions you elect. The fee is equal to a stated percentage multiplied by the greater of Benefit Amount and Contract Value on the date the fee is deducted.
We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage shown in the table of “Optional Benefit Fees.” The current fee percentage is locked in on the date that this rider is added to the contract. (See the section “Important Information on Current Fees for Optional Benefit Riders” for more complete information.)
If you elect any guaranteed minimum withdrawal benefit, you will be unable to elect any other Optional Benefit.
Phoenix Flexible Withdrawal Protector Fee
If you have elected Phoenix Flexible Withdrawal Protector for your contract (available beginning November 17, 2008), we will deduct the rider fee on each rider anniversary while the rider is in effect. Currently, the rider anniversary is the same as the contract anniversary. The fee for this rider is a percentage of the greater of Contract Value or the rider Benefit Base on the date the fee is deducted. We calculate and deduct the rider fee amount after any applicable roll-up and before any automatic step-up of the rider Benefit Base.
Sample Calculation of the Fee for Phoenix Flexible Withdrawal Protector without the optional Extended Care Enhancement

Assume that you have reached the end of first rider year, and that your rider fee percentage is 2.50%, your initial Benefit Base was $100,000, you made an additional premium payment of $10,000 during the first rider year and your Contract Value is $110,500. Also, assume that you made no withdrawals during the rider year and that you have not elected to opt-out of automatic step-ups.
The Benefit Base at the end of the first rider year is equal to the Benefit Base on the rider date ($100,000) plus the amount of the additional premium payment ($10,000) or $110,000.
Assume that your roll-up percentage is 6.5%. The roll-up amount is equal to 6.5% multiplied by the Benefit Base on the rider date ($100,000) plus the sum of all subsequent premium payments made during the first rider year or [6.5%* ($100,000 + $10,000)] = $7,150.
The Benefit Base after roll-up is the current Benefit Base ($110,000) compared to the following amount: the current Benefit Base ($110,000) plus the roll-up amount for the first rider year ($7,150). The Benefit Base after roll-up is therefore $117,150 ($110,000 + $7,150).
Your rider fee is $2,929 (2.50% of the greater of $110,500 and the $117,150). This rider fee is assessed against your Contract Value and your Contract Value becomes $107,571 ($110,500-$2,929).
When we calculate the step-up, we begin that calculation using the current Contract Value, which in this example is $107,571.
The maximum fee percentage for Phoenix Flexible Withdrawal Protector and the maximum additional fee percentage to add the optional Extended Care Enhancement (Extended Care Enhancement is not available after the contract issue date and is not available for contracts issued in the state of New York) are shown in the table of “Optional Benefit Fees.” The current fee percentage in effect at the time your Phoenix Flexible Withdrawal Protector rider is issued is shown on your rider specifications page and varies depending on whether the single life or spousal life option is selected and which asset allocation program is selected. In addition, it may change if you step-up your Benefit Base. See the section entitled “Important Information on Current Fees for Optional Benefit Riders” for more complete information. An additional current fee amount is charged if you add the Extended Care Enhancement. This fee is shown on your rider specifications page, does not vary based on single or spousal life option or the asset allocation program you select and is assessed along with and in the same manner as the fee for the Phoenix Flexible Withdrawal Protector without the Extended Care Enhancement. See the table of “Optional Benefit Fees” for details.
You should know that if you change asset allocation programs during a rider year and the rider fees related to the use of those programs are different, you will pay the highest applicable rider fee associated with the various asset allocation programs in which your Contract Value was invested during that rider year. Additionally, we may increase your fee on the date of any automatic step-up to the Benefit Base for this rider. If you do not decline an automatic step-up, you will pay the current rider fee then in effect beginning on the date of any automatic step-up of the Benefit Base.
Sample calculation of the rider fee after transfer to an asset allocation program with a higher rider fee percentage
Assume that at the beginning of your rider year, the rider fee for the asset allocation program you chose was 0.85% and that, during the rider year you chose to reallocate all your Contract Value to another approved asset allocation program for which the rider fee was 1.05%.
At the end of this rider year, your rider fee percentage will be 1.05%. This rider fee percentage is applied to the greater of the Benefit Base and the Contract Value. If the Benefit Base was $100,000 and the Contract Value was $98,000, then the rider fee would be $1,050 (1.05% times $100,000).
In any case, the fee will not exceed the maximum percentage. See “Optional Benefits”, “Phoenix Flexible Withdrawal Protector” for additional information on the potential impact of the step-up feature on the rider fee and your ability to decline the step-up.
Unless we agree otherwise, the rider fee will be deducted from total Contract Value with each investment option and, if allocation to the GIA is then permitted, the GIA in which the contract has value bearing a pro rata share of such fee based on the proportionate value in each of those accounts.
If this rider terminates on a contract anniversary for any reason other than death or commencement of annuity payments, the entire annual rider fee will be deducted. If this rider terminates on any other day, for any reason other than death or commencement of annuity payments, a prorated portion of the annual fee will be deducted. The prorated rider fee is calculated by multiplying the fee percentage then in effect for the rider by the greater of the Benefit Base or the Contract Value on the date the rider terminates, and then multiplying this amount by the result of the number of days elapsed in the rider year divided by the total number of days of that year.
Phoenix Retirement Protector Fee
If you have elected the Phoenix Retirement Protector for your contract (available beginning November 17, 2008), we will deduct the rider fee on each rider anniversary while the rider is in effect. Currently, the rider anniversary is the same as the contract anniversary. The fee for this rider is a percentage of the greatest of (a) Contract Value, (b) the GMAB Benefit Base, and (c) the GMWB Benefit Base on the

date the fee is deducted. The rider fee amount is calculated and deducted after any applicable roll-up of the GMWB Benefit Base and before any automatic step-up of the GMWB Benefit Base and elective step-up of the GMAB Benefit Base. See the section called “Optional Benefits”, “Phoenix Retirement Protector” for a description of the Benefit Base amounts, the roll-up and step-up features.
The maximum fee percentage for Phoenix Retirement Protector and the maximum additional fee percentage to add the optional guaranteed minimum death benefit (optional guaranteed minimum death benefit is not available after the contract issue date and is not available for contracts issued in the state of New York) is shown in the table of “Optional Benefit Fees.” The current fee percentage in effect at the time your Phoenix Retirement Protector rider is issued is shown on your rider specifications page and varies depending on whether the single life or spousal life option is selected and which asset allocation program is selected. In addition, it may change if you step-up your Benefit Base. See the section entitled “Important Information on Current Fees for Optional Benefit Riders” for more complete information. An additional current fee amount is charged if you add the optional guaranteed minimum death benefit. This fee is shown on your rider specifications page, does not vary based on single or spousal life option or the asset allocation program you select and is assessed along with and in the same manner as the fee for the Phoenix Retirement Protector without the Guaranteed Minimum Death Benefit. See the table of “Optional Benefit Fees” for details.
You should know that if you change asset allocation programs during a rider year and the rider fees related to the use of those programs are different, you will pay the highest applicable rider fee associated with the various asset allocation programs in which your Contract Value was invested during that rider year. Also, we may increase the rider fee for your rider on the date of any automatic step-up of the GMWB Benefit Base or elective step-up of the GMAB Benefit Base. If you do not decline an automatic step-up of the GMWB Benefit Base or you elect a step-up of the GMAB Benefit Base, you will pay the current rider fee then in effect beginning on the date of any step-up of the applicable Benefit Base.
In any case, the rider fee will not exceed the maximum percentage. See “Optional Benefits” for additional information on the potential impact of the automatic step-up feature and the elective step-up feature on the rider fee and your ability to decline the automatic step-up and/or not elect the elective step-up.
Unless we agree otherwise, the rider fee will be deducted from total Contract Value with each investment option and, if allocation to the GIA is then permitted, the GIA in which the contract has value bearing a pro rata share of such fee based on the proportionate value in each of those accounts.
If this rider terminates on a contract anniversary for any reason other than death or commencement of annuity payments, the entire annual rider fee will be deducted. If this rider terminates on any other day, for any reason other than death or commencement of annuity payments, a prorated portion of the annual fee will be deducted. The prorated rider fee is calculated by multiplying the fee percentage then in effect for the rider by the greatest of the GMWB Benefit Base, the Phoenix Principal Protector Benefit Base and the Contract Value on the date the rider terminates, and then multiplying this amount by the result of the number of days elapsed in the rider year divided by the total number of days of that year.
Mortality and Expense Risk Fee
We make a daily deduction from each investment option for the mortality and expense risk fee. The charge is assessed against the daily net assets of the investment options and varies based on the death benefit option you selected. The charge under each death benefit option is equal to the following percentages on an annual basis:
Death Benefit Option 1 Return of Premium	Death Benefit Option 2 Annual Step-Up
1.125%	1.375%
Death Benefit Option 3 Earnings Enhancement Benefit	Death Benefit Option 4 Greater of Annual Step-Up or Annual Roll-Up
1.375%	1.625%

Although you bear the investment risk of the Series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the Annuitant lives. We assume the risk that Annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.
In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the Annuitant lives.
No mortality and expense risk fee is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.
We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the Contract Owners.

Surrender Charges
A surrender charge may apply to partial withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Variable Annuity Payment Options K or L. The amount of a surrender charge depends on the period of time your premium payments are held under the contract and which surrender charge schedule you elected (refer to the charts shown below). The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. They are contingent charges because they are paid only if you surrender your contract within the surrender period. Surrender charges are waived on the free withdrawal amount and on death benefits. Surrender charges will also be waived when you begin taking annuity payments provided your contract has been in effect for five years. Also, no surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see “Annuity Payment Options.” Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.
The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the Contract Value. In the first contract year, you may withdraw up to 10% of the Contract Value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the Contract Value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your Contract Value as of the last contract anniversary.
The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:
7-Year Surrender Charge Schedule (no fee charged)
Percent	7%	6%	5%	4%	3%	2%	1%	0%
Age of Premium Payment in Complete Years	0	1	2	3	4	5	6	7+

5 Year Surrender Charge Schedule (additional fee charged)
Percent	7%	6%	5%	4%	3%	0%
Age of Premium Payment in Complete Years	0	1	2	3	4	5+

If you elect the 5-Year Surrender Charge Schedule, we will deduct a fee of 0.25% of each premium payment for five contract anniversaries following each premium payment. The fee will be deducted in arrears on each contract anniversary for five years. If this benefit terminates on any other day for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted.
This contract allows you to choose between two distinct Surrender Charge Schedules. You should consult with a qualified financial advisor before making your election.
Amounts deducted to pay the surrender charges on partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected investment options and GIA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining Contract Value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.
Under this contract surrender charges may be waived due to two life situations: admission into a nursing home or a terminal illness. There are no fees for these waivers.
Nursing Home Waiver. Prior to Maturity Date, you may surrender all or a portion of the Contract Value without a surrender charge, provided that:
a)	more than one year has elapsed since the Contract Date;
b)	the withdrawal is requested within two years of the owner’s admission into a Licensed Nursing Home Facility; and
c)	the owner has been confined to the Licensed Nursing Home Facility (as defined below) for at least the preceding 120 days.
Licensed Nursing Home Facility: a state licensed hospital or state licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis. The owner must provide us with satisfactory evidence of confinement by written notice.
Terminal Illness Waiver. Prior to Maturity Date, you may surrender all or a portion of the Contract Value without a surrender charge, provided that we receive proof, satisfactory to us of the owner’s terminal illness, which is defined as an illness or condition that is expected to result in the owner’s death within six months.

Tax
Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner’s state or municipality of residence on the Contract Date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see “Appendix B.”
We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.
Transfer Charge
Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.
Reduced Fees, Credits and Excess Interest for Eligible Groups
We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge, or credit excess interest, when sales of the contracts are made to certain eligible groups that result in savings of sales expenses. We will consider the following characteristics:
(1)	the size and type of the group of individuals to whom the contract is offered;
(2)	the amount of anticipated purchase payments;
(3)	whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or 1851 Securities, Inc. (“1851”), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom 1851 has selling agreements; and
(4)	internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.
Any reduction or elimination of the mortality and expense risk fee or the withdrawal charge or credit of excess interest will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.
Other Charges
As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily Net Asset Values of each Series. These fund charges and other fund expenses are described more fully in the fund prospectuses.
The Accumulation Period

The accumulation period is that time before annuity payments begin that your payments into the contract remain invested.
Accumulation Units
An Accumulation Unit is used to calculate the value of a contract. Each investment option has a corresponding accumulation unit value. The number of Accumulation Units of an investment option purchased with a specific premium payment will be determined by dividing the premium payment by the value of an Accumulation Unit in that investment option next determined after receipt of the premium payment. The value of the Accumulation Units of an investment option will vary depending upon the investment performance of the applicable Series of the funds, the expenses charged against the fund and the charges and deductions made against the investment option.
Accumulation Unit Values
On any date before the maturity date of the contract, the total value of the accumulation units in an investment option can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each investment option and their current value will be reported to you at least annually.
Purchase of Contracts
This contract is no longer available for sale.
Generally, we require minimum initial premium payments of:
❖	Nonqualified plans—$25,000

❖	IRA/Qualified plans—$3,500
The initial payment is due and payable before the contract becomes effective. Generally, we require minimum subsequent premium payments of $100. An automated payment or bank draft service may be available under certain, very limited circumstances. Contact our Annuity Operations Division for information regarding this service.
The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the Maturity Date of a contract.
Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to investment options are used to purchase accumulation units of the investment option(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.
Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see “Optional Benefits.”
Premium payments received under the contract will be allocated in any combination to any investment option or GIA in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.
For certain eligible groups, we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:
(1)	the make-up and size of the prospective group;
(2)	the method and frequency of premium payments; and
(3)	the amount of compensation to be paid to registered representatives on each premium payment.
Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.
Payments to the GIA are subject to the Maximum GIA Percentage. If you elect any Optional Benefit other than Phoenix Income Protector, you may not allocate premiums or transfer values to the GIA.
Additional Programs
If you have any Optional Benefit (other than Phoenix Income Protector) attached to your contract, you must elect and continue to participate in a single approved asset allocation program or the Optional Benefit will terminate. All initial and subsequent premium payments and Contract Value must be allocated to your chosen program beginning on the date your chosen rider is effective, which currently must be the contract date. There is no charge to participate in any approved program; however, the fee for the Optional Benefit may vary depending on the program you choose and the fee may increase under certain circumstances. See the table of “Optional Benefit Fees” and “Important Information on Current Fees for Optional Benefit Riders.”
Provided that you do not have any Optional Benefit riders attached to your contract, you may elect any of the additional programs described below at any time and at no charge.
We may discontinue, modify or amend these programs as well as offer new programs or change the programs that are approved for use with the Optional Benefits in the future.
Asset Allocation and Strategic Programs
Asset allocation and strategic programs are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The asset allocation and strategic programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal). We currently offer several asset allocation programs many of which are approved for use with the Optional Benefits. Information about the programs we currently offer and whether each is approved for use with an Optional Benefit is provided below.
For ease of reference throughout this section, we refer to the asset allocation and strategic programs described, simply as “programs”, and we refer to the asset allocation options available within the programs, as “options”. We do not charge for participating in the programs or their options. You may participate in only one asset allocation program at a time and your ability to use an asset allocation program with Asset Rebalancing and Dollar Cost Averaging or Enhanced Dollar Cost Averaging is limited as described in “Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs.” Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option within a program, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.
Selecting a Program and Option-Contracts without Optional Benefits
If you have not elected an Optional Benefit for your contract, you are not required to elect an asset allocation program but may do so if you wish. If you are interested in electing a program, you should consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options.
When you participate in a program, all of your premium payments and Contract Value will be allocated to the investment options in accordance with your selected program and, if applicable, the option within that program. You may, at any time, switch your current program or option, and may elect any modified or new programs or options the Company may make available subject to our rules then in effect. You may cancel your participation in a program at any time, and later re-enroll in a program by contacting our Annuity Operations Division. If a program is eliminated, we will notify you of the elimination and you should consult with your registered representative to choose among the other programs available at that time. To enroll in a program, you must properly complete the election form we require and return it to our Annuity Operations Division at the address shown on the first page of your prospectus.
Selecting a Program and Option-Contracts with Optional Benefits
If you purchase a contract with an Optional Benefit, other than the Phoenix Income Protector, you must select one of the approved programs through which to allocate your premium payments and Contract Value. When you participate in one of the approved programs all your premium payments and Contract Value will be allocated to the investment options in accordance with your selected program and, if applicable, the option within that program. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may, at any time, switch your current program or option to another approved program and may elect any modified or new programs or options the Company may make available subject to our rules then in effect. Changing programs or options may change the fee for the Optional Benefit on your contract. See the table of “Optional Benefit Fees” for more information.
Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause your Optional Benefit to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate an Optional Benefit. If a program is eliminated, we will notify you of the elimination and you should consult with your registered representative to choose among the other programs available at that time. To enroll in a program, you must properly complete the election form we require and return it to our Annuity Operations Division at the address shown on the first page of your prospectus.

Program Availability
When you elect an Optional Benefit rider other than the Phoenix Income Protector you must allocate all premium to one program or program option that is available at the time of your election. (To simplify this discussion, the term “program” refers to both a program and a program option for those programs offering more than one investment option.) Contract value and premium may never be allocated to more than one program. Transfers of partial contract value are not permitted. Different programs have been offered with different Optional Benefits during various time periods. We may discontinue, modify, or amend programs and we may make different programs available in the future. For all time periods, regardless of program availability changes, you will be permitted to remain in the program in which you are invested and to allocate additional premium to that program. You may not transfer into a program that is not available on the date of the requested transfer. However, prior to June 22, 2009, you were permitted to transfer back into a program in which you were previously invested, even if it is not listed as generally available on the date of the transfer request. You should note that, beginning with the June 22, 2009 program availability changes, if you transfer out of a program, you will not be able to transfer back into that program if it is not available on the date of the requested transfer. The table below shows program availability during various time periods by Optional Benefit rider:
	Phoenix Retirement Protector	Phoenix Flexible Withdrawal Protector	Phoenix Principal Protector	GMWB 2007 GMWB 5/7 Lifetime GMWB
Beginning 11/19/10	Ibbotson Portfolio: • Ibbotson Income and Growth ETF	Ibbotson Portfolio: • Ibbotson Income and Growth ETF • Ibbotson Balanced ETF • Ibbotson Growth ETF Franklin Templeton Perspectives Alliance Balanced Wealth	Ibbotson Portfolio: • Ibbotson Income and Growth ETF • Ibbotson Balanced ETF	Ibbotson Portfolio: • Ibbotson Income and Growth ETF • Ibbotson Balanced ETF Alliance Balanced Wealth
6/22/09 – 11/18/10	Phoenix Dynamic: • Moderate	Phoenix Dynamic: • Moderate • Moderate Growth • Growth Franklin Templeton Perspectives Alliance Balanced Wealth	Phoenix Dynamic: • Moderate • Moderate Growth	Phoenix Dynamic: • Moderate • Moderate Growth Alliance Balanced Wealth
3/9/09 – 6/21/09	Phoenix-Ibbotson Strategic: • Conservative • Moderately Conservative Phoenix Dynamic: • Moderate	Phoenix-Ibbotson Strategic:
• Conservative
• Moderately Conservative
• Moderate
• Moderately Aggressive
Phoenix Dynamic:
• Moderate
• Moderate Growth
Franklin Founding
Franklin Templeton Perspectives
Alliance Balanced Wealth	Phoenix-Ibbotson Strategic: • Conservative • Moderately Conservative Phoenix Dynamic: • Moderate	Phoenix-Ibbotson Strategic:
• Conservative
• Moderately Conservative
• Moderate
• Moderately Aggressive
• Aggressive
Phoenix Dynamic:
• Moderate
• Moderate Growth
• Growth
• Aggressive Growth
Franklin Founding
Franklin Templeton Perspectives
Alliance Balanced Wealth

Phoenix Retirement Protector	Phoenix Flexible Withdrawal Protector	Phoenix Principal Protector	GMWB 2007 GMWB 5/7 Lifetime GMWB
11/17/08 – 3/8/09	Phoenix-Ibbotson Strategic:
• Conservative
• Moderately Conservative
• Moderate
• Moderately Aggressive
• Aggressive
Phoenix Dynamic:
• Moderate
• Moderate Growth
• Growth
• Aggressive Growth
Franklin Founding
Franklin Templeton Perspectives
Alliance Balanced Wealth
Alliance Wealth Appreciation	Phoenix-Ibbotson Strategic:
• Conservative
• Moderately Conservative
• Moderate
• Moderately Aggressive
• Aggressive
Phoenix Dynamic:
• Moderate
• Moderate Growth
• Growth
• Aggressive Growth
Franklin Founding
Franklin Templeton Perspectives
Alliance Balanced Wealth
Alliance Wealth Appreciation	Phoenix-Ibbotson Strategic:
• Conservative
• Moderately Conservative
• Moderate
• Moderately Aggressive
Phoenix Dynamic:
• Moderate
• Moderate Growth
• Growth
Franklin Founding
Franklin Templeton Perspectives
		Alliance Balanced Wealth	Same as above
Prior to 11/17/08	Same as above	Same as above	Phoenix-Ibbotson Strategic:
• Conservative
• Moderately Conservative
• Moderate
• Moderately Aggressive
• Aggressive
Phoenix Dynamic:
• Moderate
• Moderate Growth
• Growth
• Aggressive Growth
Franklin Founding
Franklin Templeton Perspectives
		Alliance Balanced Wealth	Same as above
A brief description of each program follows.
❖	AllianceBernstein VPS Wealth Appreciation Strategy Portfolio
The AllianceBernstein VPS Wealth Appreciation Strategy portfolio invests in an equity portfolio that is designed as a solution for investors who seek equity returns but also want broad diversification of the related risks across styles, capitalization ranges and geographic regions. In managing the portfolio, the adviser efficiently diversifies between growth and value equity investment styles, and between U.S. and non-U.S. markets. Normally, the adviser’s targeted blend for the equity portion of the portfolio is an equal weighting of growth and value stocks (50% each). The portfolio may also invest in real estate investment trusts, or REITs. This asset allocation option is rebalanced as necessary in response to markets.
❖	AllianceBernstein VPS Balanced Wealth Strategy Portfolio
The AllianceBernstein VPS Balanced Wealth Strategy portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. Investments in real estate investment trusts, or REITs, are deemed to be 50% equity and 50% fixed-income for purposes of the overall target blend of the portfolio. The targeted blend for the non-REIT portion of the equity component is an equal weighting of growth and value stocks. This asset allocation option is rebalanced as necessary in response to markets.
❖	Franklin Templeton Founding Investment Strategy
Through the Franklin Templeton Founding Investment Strategy, premium payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Contract Value allocated to the three investment options back to the original allocation percentages in each investment option.
•	Franklin Income VIP Fund—34%
•	Franklin Mutual Shares VIP Fund—33%
•	Templeton Growth VIP Fund—33%

❖	Franklin Templeton Perspectives Allocation Model
Through the Franklin Templeton Perspectives Allocation Model, premium payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Contract Value allocated to the three investment options back to the original allocation percentages in each investment option.
•	Franklin Flex Cap Growth VIP Fund—34%
•	Franklin Mutual Shares VIP Fund—33%
•	Templeton Growth VIP Fund—33%
❖	Ibbotson Asset Allocation Series
The Ibbotson Asset Allocation Series (“the Series”) are risk-based portfolios (“Portfolios”) that invest in ETFS, which are typically structured as open-end investment companies or unit investment trusts. The Series were designed on established principles of asset allocation and are intended to provide various levels of potential return for a targeted level of risk. The Series’ asset allocation policy is dynamically managed to consider changes in the economy or markets. The Portfolios in the Series are continuously managed to the asset allocation policy. The Portfolio options approved for use are:
•	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
•	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
•	Ibbotson Growth ETF Asset Allocation Portfolio – Class II
•	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
If you should elect any of the Portfolios listed above, transfers made under these programs will not be counted toward the 12 transfers per year after which we may impose a transfer fee.
❖	Phoenix-Ibbotson Strategic Asset Allocation—(Closed to new investors effective June 22, 2009)
Phoenix and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. Except as noted above, the options approved for use are:
•	Conservative Portfolio which seeks conservation of capital and has a portfolio allocation more heavily weighted in fixed income investments than in equities.
•	Moderately Conservative Portfolio which primarily seeks current income, with capital growth as a secondary objective, and has a portfolio allocation of approximately equal weightings in equities and fixed income investments.
•	Moderate Portfolio which seeks long-term capital growth and current income with emphasis on current growth, and has a portfolio allocation more heavily weighted in equities than in fixed income investments.
•	Moderately Aggressive Portfolio which seeks long-term capital growth with current income as a secondary objective, and has more than three quarters of the portfolio in equities and less than one quarter in fixed income investments.
•	Aggressive Portfolio which seeks long-term capital growth and is invested primarily in equities.
On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (Contract Value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elect to participate in this program on and after September 10, 2007, on an annual basis, we will reallocate the Contract Value allocated to the investment options included in the program so that, following this reallocation, the percentage in each investment option equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.
If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.
Asset Rebalancing Program
The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the investment options. Asset Rebalancing does not permit transfers to or from the GIA. We will automatically rebalance contract values among the investment options to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. These transfers will occur on the date you specify (provided we receive the request in good order), unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division.
The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.

Dollar Cost Averaging Program
The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the investment options or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the investment option from which funds will be transferred (sending investment option), and if the value in that investment option or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending investment option or from the GIA but may be allocated to multiple receiving investment options. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. There is no charge for participating in this program.
Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.
All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding Valuation Date.
Except as described below, the Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.
The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market.
Transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.
We may at different times offer additional or multiple Dollar Cost Averaging Programs, such as an Enhanced Dollar Cost Averaging Program. If elected, an Enhanced Dollar Cost Averaging Program would entitle you to an enhanced GIA interest rate for value, less applicable contract charges, allocated to the GIA (Net Value) for a specified period of time.
You may cancel an Enhanced Dollar Cost Averaging Program at any time. Choosing to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period will not change the enhanced GIA interest rate you are being credited.
All transfers under the Enhanced Dollar Cost Averaging Program will be processed on the basis of values next determined after receipt of the transfer request in good order. If that day falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.
In the event of an early cancellation the enhanced GIA rate will only be applied to the Net Value allocated to your program from the start date of your program to your cancellation date. The cancellation date is the valuation date we receive your cancellation request in good order at our Annuity Operations Division.
After the cancellation date, you may transfer the Net Value that was invested in the Enhanced Dollar Cost Averaging Program from the GIA to the investment options without being subject to the Maximum GIA Percentage.
We reserve the right to modify, suspend, or terminate any Dollar Cost Averaging Program we offer.
Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs
If you elect an Optional Benefit after your contract is issued, you may not participate in any Dollar Cost Averaging or Asset Rebalancing program while the Optional Benefit is in effect. If you are currently in a program of this type, it will terminate on the date the Optional Benefit becomes effective.
If you elect to participate in the Franklin Templeton Perspectives Allocation Model, Franklin Templeton Founding Investment Strategy, or the Phoenix-Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:
1.	Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and
2.	Asset Rebalancing with monthly rebalancing in the Franklin Templeton Perspectives Allocation Model or the Franklin Templeton Founding Investment Strategy, or Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program.
If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.
Interest Investment Program
We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the investment options under the separate account.

You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.
You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.
Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.
The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.
The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.
Systematic Withdrawal Program
Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the contract value with each investment option and the GIA bearing a pro rata share.
The minimum withdrawal amount is $100. Withdrawals will be processed on the date you specify (provided we receive the request in good order) unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. If no date is specified by you, then withdrawals will be processed on each monthly contract anniversary. Any applicable premium tax and surrender charges will be applied to the withdrawal.
You may start or terminate this program by sending written instructions to our Annuity Operations Division in the manner or format specified by us. This program is not available on or after the maturity date. There is no charge associated with participation in this program. Withdrawals are subject to income tax on any gain plus a 10% penalty tax if the policyholder is under age 59½. See “Federal Income Taxes.”
Optional Benefits
There are three types of Optional Benefits currently available with this annuity: Phoenix Principal Protector (a guaranteed minimum accumulation benefit rider), Phoenix Flexible Withdrawal Protector (and, for New York contracts only, New York GMWB 5/New York GMWB7, a guaranteed minimum withdrawal benefit rider), and Phoenix Retirement Protector (a rider that provides several guarantee options). Phoenix Principal Protector is designed for people who want to ensure the preservation of their premium deposits over a long time horizon (10 years). Phoenix Flexible Withdrawal Protector and New York GMWB 5/New York GMWB 7 are designed for people who want to ensure guaranteed withdrawals, designed to provide the most favorable guaranteed withdrawal benefit after the Benefit Eligibility Date. Phoenix Retirement Protector provides a guaranteed minimum accumulation benefit, a guaranteed minimum withdrawal benefit, and an optional guaranteed minimum death benefit. Phoenix Retirement Protector is designed for people who are looking for flexibility in exercising a variety of guarantees. However, the trade off for this flexibility is that this rider may cost more than buying a stand alone optional living benefit rider and the design of these combination benefits tend to be more restrictive than the design of an optional living benefit rider providing a single guaranteed benefit.
For an additional charge, you may elect one of the optional benefits described below. You may elect an available Optional Benefit at the time you purchase your contract and you may elect certain Optional Benefits after this date. Currently we allow you to elect the following Optional Benefits on or after the date you purchase your contract: Phoenix Principal Protector, Phoenix Flexible Withdrawal Protector and Phoenix Retirement Protector. However: (1) the Extended Care Enhancement feature is not available with Phoenix Flexible Withdrawal Protector when it is purchased after the contract is issued and (2) the Guaranteed Minimum Death Benefit feature is not available with Phoenix Retirement Protector when it is purchased after the contract is issued.
If we allow you to elect a benefit after the Contract Date, the effective date of the benefit will be the next contract anniversary immediately following your election. Some benefit elections are irrevocable; others can be cancelled at any time after the Contract Date.
Your ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. Any reference that restricts availability of an Optional Benefit due to the age of the owner also applies when an Optional Benefit is added after the contract is issued. More details are included in the form of a rider to your Contract if any of these benefits are chosen.
If you decide to elect any of the optional benefits you should carefully review their provisions to be sure the benefit is something that you want. You may wish to review these with your financial advisor.
Adding an Optional Benefit After Contract Issue
Currently, we allow you to elect the following Optional Benefits after contract issue: Phoenix Principal Protector, Phoenix Flexible Withdrawal Protector and Phoenix Retirement Protector. To elect an Optional Benefit rider after contract issue, you, with your registered representative, must complete a rider election form and allocate your Contract Value to one approved asset allocation model. You must select an asset allocation model that is available on the date you elect the Optional Benefit rider (see “Program Availability”). Once your rider election form is accepted by us, we will issue your Optional Benefit rider. The effective date of the Optional Benefit and your asset allocation model selection will be the next contract anniversary immediately following your election. If you decide you want to cancel your rider election or change your asset allocation model prior to the date your rider is issued you must contact us at our Annuity Operations Division at the address or telephone number shown on the first page of your prospectus. You must pay off any outstanding loans prior to purchasing an Optional Benefit.
Definition of “Spouse” under Optional Benefits
Certain Optional Benefits under the contract offer the election of a spousal life option. An election of the spousal life option may not provide any economic benefit if the Covered Persons under the option do not meet the definition of two legal spouses under federal law. See “Spousal Definition” for further discussion of spousal qualifications. This is due to the interaction between the federal definition of “spouse” and the Internal Revenue Code, which requires distributions upon the death of an Owner except for certain spousal continuation benefits. State laws and regulations may determine whether the spousal life option under an Optional Benefit must be offered to spouses as defined by state law, registered domestic partners, civil union partners or two people who share a reasonable economic or familial relationship. However, even if state laws require the offer of this benefit, it may not be in your best interest to purchase the spousal life option if the Covered Persons are not two legal spouses under federal law, since the spousal benefit relies, in part, on spousal continuation provisions of the Internal Revenue Code. The federal definition of spouse provided under the Defense of Marriage Act (DOMA) differs from the laws of certain states and does not include same-sex partners, registered domestic partners, civil union partners or two people who share a reasonable economic or familial relationship.
Guaranteed Minimum Accumulation Benefit (GMAB) (called Phoenix Principal Protector)
Phoenix Principal Protector provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten-year term. This rider may be elected at the time the contract is purchased or after the contract is issued and may be terminated at any time by request.
A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See “Deductions and Charges” above.
The benefit is available if each owner and Annuitant are less than 81 years old on the date that this rider is added to the Contract (the “rider date”).
The Phoenix Principal Protector is available only if you allocate your premiums to an approved asset allocation or strategic program , and if you remain fully invested in the program for the term of the benefit. See “Asset Allocation and Strategic Programs” above.
The Phoenix Principal Protector is also available to you if you have purchased this contract in order to receive your mandatory after-death distributions using an Inherited/Stretch Annuity. An Inherited/Stretch Annuity is available to an individual or trust beneficiary of an Individual Retirement Account (IRA), (including a Roth IRA), or Qualified Plan or to an individual beneficiary of a Non-Qualified contract issued by Phoenix or its affiliates or issued by a company unaffiliated with Phoenix. If the beneficiary of a contract issued by a company unaffiliated with PHL Variable purchases this Phoenix Dimensions® Contract, then the Phoenix Principal Protector will be available to the beneficiary. However, the beneficiary of this Phoenix Dimensions® Contract cannot elect the Phoenix Principal Protector because a beneficiary does not retain the same rights under this Contract as the deceased owner. Certain limitations, considerations and tax implications apply to this Feature and may differ depending upon whether you have a IRA/Qualified or Non-Qualified Plan and whether the beneficiary is an individual or a trust.
If you have purchased this contract in order to receive your mandatory after-death distributions using an Inherited/Stretch Annuity, election of the Phoenix Principal Protector may not be in your best interest. Once inherited proceeds are in an Inherited/Stretch Annuity, mandatory annual distributions must be made based on the life expectancy of the original beneficiary of the proceeds. Mandatory annual distributions may diminish the attractiveness of electing the Phoenix Principal Protector because withdrawals made during the ten-year term of the rider decrease the amount of the benefit available. Consult your financial professional and tax adviser to determine whether this feature is right for you. See the section of this prospectus entitled “Inherited/Stretch Annuity Feature” for more details.
Guaranteed Amount
The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus (B) minus (C), where:
A	=	the Contract Value on the rider date.
B	=	100% of each subsequent premium payment paid to the contract during the first year of the 10-year period beginning on the rider date (the “term”).
C	=	pro rata adjustment for withdrawals from the contract during the term. The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the Contract Value immediately prior to the withdrawal.
For contracts issued beginning on November 17, 2008, Guaranteed Amount Factors 1 and 2 are equal to 1.00. For contracts issued between October 11, 2004 until November 17, 2008, the Guaranteed Amount Factors 1 and 2 were equal to 1.05.

Additional Amount
If on the last day of the term:
❖	the Contract Value is less than the guaranteed amount base; we will add an additional amount to the Contract Value equal to the difference between the Contract Value and the guaranteed amount.
❖	the Contract Value is greater than or equal to the guaranteed amount base; we will add an additional amount to the Contract Value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00.
❖	the contract annuitizes, the death of an owner or Annuitant occurs or a full surrender is made; the Contract Value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.
If on any day following the rider date, any portion of the Contract Value is no longer invested according to an asset allocation or strategic program established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the Contract Value.
Benefit Termination
This benefit will terminate at the end of the term or upon the occurrence of any of the following:
❖	the date that any portion of the Contract Value is not invested according to an asset allocation or strategic program established and maintained by us for the benefit;
❖	the date that a full surrender is made;
❖	the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;
❖	the date that annuity payments commence; or
❖	the date that the contract terminates.
If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.
Guaranteed Minimum Income Benefit (GMIB) (called Phoenix Income Protector)—Not available beginning March 9, 2009
This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the Annuity Payment Option rate for the Annuity Payment Option selected under the rider.
The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract (“rider date”) or the contract anniversary following the older Annuitant’s 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can exercise it, upon written notice only, within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant’s 90th birthday.
A fee for this benefit is deducted on each contract anniversary only if the benefit is selected. See “Deductions and Charges” above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the Contract Date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. You should consult with a qualified financial advisor before you make your decision.
The Phoenix Income Protector is also available to you if you are the beneficiary of a deceased Owner’s Contract issued to the Owner by another company and you are utilizing this Contract as an Inherited/Stretch Annuity. This benefit is also available to you if you are the beneficiary of a deceased Owner’s annuity contract, other than a Phoenix Dimensions® Contract, the contract was issued to the Owner by Us and you are utilizing this Contract as an Inherited/ Stretch Annuity. This benefit is not available to you if you are the beneficiary of a deceased Owner’s Phoenix Dimensions® Contract issued to the Owner by Us and are utilizing this Contract as an Inherited/Stretch Annuity.
Guaranteed Annuitization Value
On and before the contract anniversary following the older Annuitant’s 80th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions and any tax that may be due, where:
A	=	the Contract Value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled “Effective Annual Rate”) starting on the rider date and ending on the date the guaranteed annuitization value is calculated.
B	=	the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

C	=	the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.
D	=	any tax that may be due.

Assume the contract owner makes an initial payment of $100,000 (at age 68) and an additional deposit of $200,000 on the 3rd contract anniversary.
On the 7th contract anniversary (age 75), the Guaranteed Annuitization Value is the lesser of (i) or (ii) where (i) is equal to $383,311 (($100,000 x 1.053) + $200,000) x 1.054) and (ii) is equal to $600,000 (200% x ($100,000 + $200,000)). The Guaranteed Annuitization Value is $383,311. This assumes there were no additional payments, withdrawals, or transfers.
After the contract anniversary following the older Annuitant’s 80th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions and any tax that may be due, where:
A	=	the guaranteed annuitization value on the contract anniversary following the older Annuitant’s 80th birthday.
B	=	the sum of premium payments made after the contract anniversary following the older Annuitant’s 80th birthday.
C	=	the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary follows the older Annuitant’s 80th birthday.
D	=	any tax may be due.

Assume the contract owner makes an initial payment of $100,000 (at age 79) and an additional deposit of $200,000 on the 3rd contract anniversary (at age 82).
The Guaranteed Annuitization Value at age 80 is equal to $105,000 ($100,000 x 1.05). On the 7th contract anniversary (age 87), the Guaranteed Annuitization Value is equal to $305,000 ($105,000 + $200,000). This assumes there were no additional payments, withdrawals, or transfers.
You should know that the Effective Annual Rate, the percentage used to increase your annuitization value as described above, will be reset to 0% depending on whether or not the value in the GIA is greater than 40% of the total Contract Value on certain dates. Please refer to the following section entitled “Effective Annual Rate” for a full description of the Effective Annual Rate.
Guaranteed Annuitization Value Reduction
A Guaranteed Annuitization Value Reduction is an amount determined for each withdrawal that occurs on or after initial election of the Phoenix Income Protector rider. In summary, if withdrawals in a rider year do not exceed a maximum annual amount, then the Guaranteed Annuitization Value Reduction for those withdrawals is equal to the sum of the withdrawals. To the extent that withdrawals in a rider year exceed a maximum annual amount, then the Guaranteed Annuitization Value Reduction for those excess withdrawals will reduce the Guaranteed Annuitization Value by the ratio of each withdrawal to the Contract Value prior to the withdrawal. On each rider anniversary, a maximum annual amount is calculated equal to the effective annual rate on the rider anniversary multiplied by the Guaranteed Annuitization Value on the rider anniversary. The maximum annual amount during the first rider year is equal to 5% multiplied by the Contract Value on the rider date. Withdrawals during a rider year will reduce the maximum annual amount by the same amount that your Contract Value is reduced as a result of the withdrawal.
The Guaranteed Annuitization Value Reduction is equal to the sum of A and B where:
A	=	the lesser of the remaining maximum annual amount (prior to the withdrawal) and the withdrawal amount; and
B	=	(a) multiplied by (b), where:
		(a)	=	the Guaranteed Annuitization Value immediately prior to the withdrawal less the value determined in “A” above;
		(b)	=	1 minus the result of (c) divided by (d), where:
		(c)	=	the Contract Value after the withdrawal, and
		(d)	=	the Contract Value before the withdrawal less the value determined in “A” above.
Effective Annual Rate
On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total Contract Value as described below.

Subject to state insurance department approval, after the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total Contract Value on any of the following dates:
1.	each date we process a premium payment.
2.	each date we process a transfer.
3.	each date we process a withdrawal.
Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total Contract Value on any of the following dates:
1.	each date we process a premium payment.
2.	each date we process a transfer.
3.	each date we process a withdrawal.
4.	each rider anniversary.
Termination of This Rider
You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:
1.	the 30th day after the last contract anniversary that occurs after the older Annuitant’s 90th birthday;
2.	the termination of the contract to which this rider is attached;
3.	the date a death benefit becomes payable under the contract to which this rider is attached;
4.	the date annuity payments commence under the contract to which this rider is attached; and
5.	the death of the last surviving Annuitant or Joint Annuitant named under this rider.
Phoenix Income Protector Annuity Payment Options
Under this rider, you may only elect one of the following Annuity Payment Options:
GMIB Option A — Life Annuity with Specified Period Certain: a fixed annuity payable monthly while the Annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5, 10 or 20 years. The period certain must be specified on the date the benefit is exercised. If the Annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any Annuitant dies after the end of the period certain. This option is not available if the life expectancy of the Annuitant is less than the period certain on the date the benefit is exercised.
GMIB Option B — Non-Refund Life Annuity: a fixed annuity payable monthly while any Annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the Annuitant.
GMIB Option D — Joint and Survivorship Life Annuity: a fixed annuity payable monthly while either the Annuitant or Joint Annuitant named under this rider is living. This option is only available if the Annuitant and Joint Annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving Annuitant.
GMIB Option F — Joint and Survivorship Life Annuity with 10-Year Period Certain: a fixed annuity payable monthly while either the Annuitant or Joint Annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the Annuitant and Joint Annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving Annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving Annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older Annuitant is less than 10 years on the date the benefit is exercised.
Payment Upon Death After Maturity Date
If an owner dies on or after the Maturity Date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the Annuity Payment Option in effect on the date of death. Generally, payments may not be deferred or otherwise extended. (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled “Inherited/Stretch Annuity.”) If there is a surviving owner, the payments continue as if there had been no death.
If the Annuitant and Joint Annuitant, if any, die and are survived by any owner, any remaining certain period annuity payments will be paid to such owner. Payments will continue under the Annuity Payment Option in effect at the date of death and may not be deferred or otherwise extended.
Important Information regarding the Phoenix Income Protector
While the Phoenix Income Protector does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

❖	The Phoenix Income Protector does not provide Contract Value or in any way guarantee the investment performance of any investment option available under the contract.
❖	The Phoenix Income Protector is irrevocable once elected.
❖	You may not change any annuitant or joint annuitant while the Phoenix Income Protector is in effect.
❖	The Phoenix Income Protector does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the Phoenix Income Protector.
❖	You should consult with a qualified financial advisor if you are considering the Phoenix Income Protector.
❖	The Phoenix Income Protector is only available if approved in your state and if we offer it for use with the contract.
❖	The minimum monthly fixed annuity payment amount under the Phoenix Income Protector may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than Contract Value.
❖	The minimum monthly fixed annuity payment amount under the Phoenix Income Protector may be less than the annuity payment amount under the Contract even if the guaranteed annuitization value is greater than Contract Value.

Guaranteed Minimum Withdrawal Benefit (“GMWB”)
A guaranteed minimum withdrawal benefit has been available with the contract as an optional rider. If you applied for a New York contract, the age of the owner will determine which of two riders would be available. The GMWB riders guarantee a minimum amount that you will be able to withdraw from your contract, regardless of investment performance. GMWB is intended to help protect you against poor market performance if you make withdrawals within the limits described below. GMWB does not establish or guarantee a Contract Value or in any way guarantee the investment performance of any investment option available under the contract. You may begin taking withdrawals immediately or at a later time. You will not lose the guarantee if you don’t make withdrawals or if you withdraw less than the limit allowed as specified below. If you do make withdrawals, income taxes, tax penalties and surrender charges may apply. A fee for this benefit is deducted on each contract anniversary. See the “Optional Benefit Fees” chart and refer to “Deductions and Charges” above.
A guaranteed minimum withdrawal benefit could be elected only on the Contract Date. We may remove this restriction in the future.
The GMWB is not available to you if you are the beneficiary of a deceased Owner’s Contract and are utilizing this contract as an Inherited/Stretch Annuity.
Asset Allocation or Strategic Program Requirement
If you have a GMWB, you must have initially selected and continue to use one of the approved programs through which to allocate your premium payments and Contract Values. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs. You may switch your current program or option to another, as well as to any modified or new programs or options the Company may make available. However, the rider fee may vary based on the program or option you choose and the fee may increase under certain circumstances. (See the table of “Optional Benefit Fees” and “Important Information on Current Fees for Optional Benefit Riders” for details.) We reserve the right to restrict availability of investment options.
Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMWB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMWB if it has terminated. If a program is eliminated while GMWB is in effect, you will receive notice and you must choose, in consultation with your registered representative, among the other programs and options available.
Descriptions of the programs are found in “Asset Allocation and Strategic Programs” above.
Various GMWB riders have been available with the contract at different times. When reading the descriptions below, be sure to review the information about the rider available at the time you purchased your contract. GMWB 2007 (issued on or after January 16, 2007 until November 17, 2008) (issued on or after January 16, 2007 for contracts except contracts issued in New York where the owner is age 54 or younger on the rider date)
GMWB 2007 guarantees that each contract year after the Benefit Eligibility Date, you may take withdrawals up to the Annual Benefit Amount, until the first death of any Covered Person if the Single Life Option is in effect, or until the last death of any Covered Person if the Spousal Life Option is in effect even if your Contract Value reduces to zero.
Important Terms and Conditions regarding GMWB 2007
Benefit Eligibility Date
The Benefit Eligibility Date represents the date when your lifetime Annual Benefit Amount is available to you.

The Benefit Eligibility Date when the for Single Life Option is in effect is the later of the date that this rider is added to the contract (the “rider date”) and the contract anniversary on or following the date the youngest Covered Person attains age 60.
The Benefit Eligibility Date when the Spousal Life Option is in effect is the later of the rider date or the contract anniversary on or following the date the youngest Covered Person attains age 65. If either spouse dies prior to the Benefit Eligibility Date, the Benefit Eligibility Date will be reset to the later of (a) the contract anniversary following the spouse’s date of death, and (b) the contract anniversary on or following the surviving spouse attaining age 65.
Covered Person
The Covered Person is the person whose life is used to determine the duration of lifetime Annual Benefit Amount payments. The Covered Person must be a natural person; the owner, however, can be a non-natural person, e.g., a trust or corporation can be designated.
Single Life Option
Covered Person(s) can be one or more lives. If there is only one designated owner, that owner is the Covered Person. If there are multiple owners, all owners are Covered Persons. If none of the owners are a natural person, all Annuitants become the Covered Persons. The rider terminates upon the first death of the Covered Person(s).
Spousal Life Option
Generally, Covered Persons must be two legal spouses under Federal law to receive any economic benefit from the election of this option (see “Spousal Definition” for further discussion of spousal qualifications).
If there is only one designated owner, the Covered Persons must be the owner and the owner’s spouse, and the spouse must be the sole beneficiary. If there are spousal owners, the Covered Persons must be the spousal owners, and they must both be the beneficiaries. You cannot elect the Spousal Life Option if you wish to designate multiple non-spousal owners, or ownership by a non-natural person. The rider terminates upon the last death of the Covered Persons.
Annual Benefit Amount
If your Contract Value is greater than zero, the Annual Benefit Amount represents the maximum amount you can withdraw each Contract Year after the Benefit Eligibility Date without reducing the Benefit Base. If your Contract Value reduces to zero, the Annual Benefit Amount represents the annual lifetime amount we will pay.
Prior to the Benefit Eligibility Date, the Annual Benefit Amount is set equal to zero. On and after the Benefit Eligibility Date, the Annual Benefit Amount equals 5% of the Benefit Base. The Annual Benefit Amount is recalculated whenever the Benefit Base is recalculated, as specified below. The Annual Benefit Amount may never be less than zero.
Benefit Base
The Benefit Base is the amount established for the sole purpose of determining the Annual Benefit Amount. On the rider date, the Benefit Base is equal to the Contract Value. Thereafter, the Benefit Base may be increased by an applicable Roll-Up, or Automatic Step-Up, or subsequent premium payments. The Benefit Base may be reduced by withdrawals. The Benefit Base may never exceed $5,000,000.
Subsequent Premium Payments
When a subsequent premium is received, the Benefit Base equals the current Benefit Base plus the premium payment amount.
Withdrawals Prior to Benefit Eligibility Date
Prior to the Benefit Eligibility Date, withdrawals, including withdrawals taken to meet Required Minimum Distribution (RMD) requirements (as defined by the Internal Revenue Code), will reduce the Benefit Base in the same proportion as the Contract Value is reduced. Surrender charges may also be assessed if the withdrawal is made within the surrender charge period.
Withdrawals On or After Benefit Eligibility Date
On or after the Benefit Eligibility Date, withdrawals may cause the Benefit Base to be reduced, depending on the amount of the withdrawal.
•	If cumulative withdrawals in any Contract Year are less than or equal to the Annual Benefit Amount then in effect, the Benefit Base will not be reduced.
•	If a withdrawal causes the cumulative withdrawals during a Contract Year to exceed the Annual Benefit Amount, the amount withdrawn in excess of the Annual Benefit Amount and any subsequent withdrawals are all considered excess withdrawals. Each excess withdrawal will reduce the Benefit Base in the same proportion as the Contract Value is reduced by the excess withdrawal.
•	Withdrawals taken to meet the RMD requirement will be deemed to be within the Annual Benefit Amount and will not cause the Benefit Base to be reduced.

Roll-Up
On each contract anniversary during the first 10 Contract Years following the rider date, if no withdrawals have been taken since the rider date, the Benefit Base will be increased by a percentage of the Benefit Base as of the prior contract anniversary, or, for the Roll-Up at the end of the first contract year, a percentage of the Benefit Base on the last valuation date of the first contract year, prior to any Step-Up. The percentage applied is determined when your contract is issued and is shown on the rider specifications page for your rider. Any Roll-Up occurs prior to any applicable Automatic Step-Up, as described below.
Automatic Step-Up
On each contract anniversary after the rider date, the Contract Value and Benefit Base are compared. If the Contract Value is greater than the current Benefit Base, we will automatically step-up the Benefit Base to equal the Contract Value. If, however, the Automatic Step-Up has been suspended, as described below, no Automatic Step-Up will occur.
We may prospectively increase the fee percentage on the effective date of any Automatic Step-Up, subject to the maximum fee percentage shown in the table of “Optional Benefit Fees.” If there is an increase in the fee percentage, we will notify you at least 30 days prior to the contract anniversary. You can decline the increase by contacting us no later than seven days prior to the contract anniversary. If you decline the fee increase, the Automatic Step-up feature will be suspended immediately and your fee percentage will remain unchanged. Once your Automatic Step-up is suspended, you will no longer be eligible for any future Automatic Step-up unless you later request in writing to reactivate it. After we receive your request for reactivation, the Automatic Step-up will resume on the following contract anniversary and the fee percentage effective at that time will apply.
Contract Value Reduced to Zero
When the Contract Value is reduced to zero, the contract terminates and all rights under the contract and the rider terminate other than as described below.
We will pay you an amount per year equal to the Annual Benefit Amount, until the first death of the Covered Person(s) for the Single Life Option, or until the last death of the Covered Persons for the Spousal Life Option. We will automatically make monthly payments equal to one-twelfth of the Annual Benefit Amount. We may change the payment frequency to annual if a monthly payment would be otherwise less than any minimum payment requirement.
If the Contract Value is reduced to zero before the Benefit Eligibility Date, we will calculate the Annual Benefit Amount. The new Annual Benefit Amount is equal to 5% of the Benefit Base at the time the Contract Value reduces to zero. Monthly Payments, however, will not commence until one month after the Benefit Eligibility Date.
If the Contract Value is reduced to zero on or after the Benefit Eligibility Date, monthly payments will commence one month after the Contract Value reduces to zero.
Payments under the Single Life Option cover only one life, and will continue until the first death of the Covered Person(s). All Covered Persons must be living on the date we make the first payment.
Payments under the Spousal Life Option cover two spousal lives, and will continue until the last death of the Covered Persons. Under the Spousal Life Option at least one of the Covered Persons must be living on the date we make the first payment.
Cancellation
You may cancel this rider at anytime in writing in a form acceptable to us. Once cancelled, all rights and benefits under the rider terminate. We will assess the current year rider fee at time of cancellation prorated by the time elapsed for the contract year. Past rider fees will not be refunded.
Termination of Benefit
In addition to cancellation due to your proper written request, and termination due to the Contract Value and the Benefit Base reaching zero, this benefit will terminate without value on the occurrence of any of the following events:
❖	the date of first death of the Covered Person(s) for the Single Life Option, or the date of last death of the Covered Persons for the Spousal Life Option;
❖	the date there is a change of contract Owner(s) (or Covered Person if the contract Owner is a non-natural person);
❖	the date annuity payments commence under an Annuity Payment Option as described in the contract; or,
❖	the date any investment restriction is violated.
New York GMWB 5/New York GMWB 7(effective May 1, 2008 for New York contracts where the owner is younger than age 55 on the rider date and, on November 17, 2008, available only for New York contracts where the owner is younger than age 50 if the single life option is elected or younger than age 55 if the spousal life option is elected)
New York GMWB 5/New York GMWB 7 provides a Guaranteed Minimum Withdrawal Benefit that guarantees amounts payable to you if you meet the conditions of the rider. When you apply for the rider you elect a Withdrawal Limit Percentage, either 5% or 7%, which affects the amount available as payments under the rider. The election of this percentage cannot be changed after we issue the rider unless you elect an Optional Reset, as described below. Currently, we allow election of the rider only at contract issue. You should know that, if the Contract Value goes to zero while this rider is in effect for your contract and the rider Benefit Amount is greater than the Contract Value, we will make monthly payments to you until we have paid you the Benefit Amount. As a result, this rider does not provide a “lifetime” guaranteed minimum withdrawal benefit.
Please see Appendix D for numerical examples of how the benefit works.
Important Terms and Conditions regarding New York GMWB 5 and New York GMWB 7
Benefit Amount
The Benefit Amount is used in determining the Withdrawal Limit, Benefit Payment and Benefit Payment Duration. It is not used in calculating the surrender value or other values or benefits under the Contract.
We calculate the Benefit Amount on the rider date. Unless the rider is issued as a result of an Optional Reset, the Benefit Amount is equal to the Contract Value on the rider date multiplied by the Benefit Amount Percentage. Currently, the Benefit Amount Percentage is 105% for newly issued riders and 100% for riders issued as a result of an Optional Reset. The Benefit Amount will change as a result of subsequent premium payments, withdrawals, or an Optional Reset as described below.
Effect of Subsequent Premium Payments on Benefit Amount
We recalculate the Benefit Amount after each subsequent premium payment. The new Benefit Amount is equal to the current Benefit Amount plus the Benefit Amount Percentage multiplied by the subsequent premium payment. The new Benefit Amount (calculated as a result of a subsequent premium payment) will never exceed the Contract Value on the rider date plus all subsequent premium payments less all withdrawals made after the rider date, multiplied by the Benefit Amount Percentage.
Effect of Withdrawals on Benefit Amount
We recalculate the Benefit Amount as a result of each withdrawal. The effect of a withdrawal on the Benefit Amount depends on whether the total withdrawals in a rider year are less than or equal to the Withdrawal Limit, or are greater than the Withdrawal Limit.
If total withdrawals in a rider year are less than or equal to the Withdrawal Limit, the Benefit Amount will be reduced by the amount of the withdrawal and the result is the new Benefit Amount.
If total withdrawals in a rider year are greater than the Withdrawal Limit, the effect of a withdrawal on the Benefit Amount then depends on the level of Contract Value in relation to the Benefit Amount. If, before the withdrawal, the Contract Value is less than the Benefit Amount, the new Benefit Amount is the Contract Value reduced by the amount of the withdrawal. If, before the withdrawal, the Contract Value is greater than or equal to the Benefit Amount, that Benefit Amount is reduced by the amount of the withdrawal to become the new Benefit Amount.
Withdrawals taken to meet RMD requirements with respect to this contract will be deemed to be within the Withdrawal Limit for purposes of the GMWB benefit.
Withdrawal Limit
You elect either the 5% Withdrawal Limit Percentage (New York GMWB 5) or the 7% Withdrawal Limit Percentage (New York GMWB 7) on the rider date and cannot change this election except as a result of an Optional Reset as described below. The Withdrawal Limit is calculated on the rider date and is equal to the initial Benefit Amount multiplied by the Withdrawal Limit Percentage you elected. The Withdrawal Limit will change as a result of subsequent premium payments, withdrawals, or an Optional Reset as described below. Additionally, as described below, the Withdrawal Limit affects whether a surrender charge applies to withdrawals from the Contract in excess of the free withdrawal amount.
Withdrawals taken to meet RMD requirements with respect to this contract will be deemed to be within the Withdrawal Limit for purposes of the GMWB benefit.
Effect of Subsequent Premium Payments on Withdrawal Limit
We reset the Withdrawal Limit after each subsequent premium payment. The new Withdrawal Limit is equal to the greater of the current Withdrawal Limit and the Withdrawal Limit Percentage multiplied by the Benefit Amount after the subsequent premium payment.
Effect of Withdrawals on Withdrawal Limit
We reset the Withdrawal Limit after each withdrawal if the sum of all withdrawals in any given rider year exceeds the Withdrawal Limit. The new Withdrawal Limit will be equal to the Withdrawal Limit Percentage multiplied by the new Benefit Amount. The Withdrawal Limit may never be less than zero.
Effect of Withdrawal Limit on Surrender Charges
If the sum of all withdrawals in any given rider year does not exceed the Withdrawal Limit, no surrender charge will be deducted, even if these withdrawals exceed the free withdrawal amount. If the free withdrawal amount is less than the Withdrawal Limit, withdrawals in excess of the Withdrawal Limit will be subject to a surrender charge.

Optional Reset
The purpose of an Optional Reset is to lock in a higher Benefit Amount, which may increase the Withdrawal Limit and lengthen the period of time over which withdrawals and payments can be taken. Locking in a higher Benefit Amount increases your total future guaranteed withdrawals or payments. You may elect an Optional Reset on the fifth rider anniversary or any rider anniversary thereafter where the Contract Value is greater than the Benefit Amount so long as we are then offering this GMWB on new issues of the contract. You must notify us within 30 days after the rider anniversary that you wish to elect the Optional Reset. You should note that different GMWB riders may have different charges and benefits.
If you elect the Optional Reset, we will terminate the existing rider and issue a new rider and you will pay the current fee in effect at the time of the Optional Reset. At that time, you may elect a different version of the GMWB as long as it is being offered for new business and you meet all of the issue age, ownership and beneficiary requirements.
Contract Value Reduced to Zero
If the Contract Value is reduced to zero, we will set the contract’s maturity date to that date, the contract terminates and all rights under the contract and the rider terminate other than as described below. If the Benefit Amount is greater than zero on the date the Contract Value reaches zero, the rider provides a monthly Benefit Payment under the GMWB Specified Period Certain Payment Option. Under this option, we will pay you monthly fixed annuity payments for the number of months it will take us to return the Benefit Amount in effect on the date the Contract Value reaches zero. The amount of the Benefit Payment is one twelfth of the Withdrawal Limit on the date the Contract Value is reduced to zero.
The Benefit Payments will begin one month following the date the Contract Value is reduced to zero. Subsequent payments will be made on the same date each month. Payments may not be commuted or accelerated.
The length of time over which we will make Benefit Payments is called the Benefit Payment Duration. The Benefit Payment Duration is equal to (A) divided by (B), rounded to the next highest whole number, where:
A	=	the Benefit Amount on the date the Contract Value is reduced to zero; and
B	=	the amount of the Benefit Payment.
You should know that if the Benefit Amount is zero on the day the Contract Value is reduced to zero, no Benefit Payments will be made.
Upon the death of the last surviving owner (or Annuitant, if the owner is a non-natural person), we will pay any remaining Benefit Payments to the beneficiary. We reserve the right to make a lump sum payment equal to the Benefit Amount in lieu of Benefit Payments.
Benefit Termination
You may not terminate this rider by request. However, this benefit will terminate without value when any of the following events occurs:
❖	the ownership of the contract changes for any reason; or
❖	annuity payments under an Annuity Option provided by the Contract are commenced; or
❖	the contract terminates; or
❖	you elect the Optional Reset, if available; or
❖	you surrender of the contract; or
❖	the owner (or Annuitant, if the owner is a non-natural person) dies unless the contract is continued by a surviving spouse; or
❖	you transfer any portion of the Contract Value outside an asset allocation program required for use with the rider; or
❖	the Contract Value and Benefit Amount have been reduced to zero.
Version I (issued prior to January 16, 2007),
Version I, issued prior to January 16, 2007, provides a Guaranteed Minimum Withdrawal Benefit that guarantees at least the return of your Contract Value on the date that this rider is added to the contract) plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage. The Benefit Amount Percentage is currently 105%. If your rider was issued on or after November 16, 2005 in states where the rider has been approved, you must annuitize your contract under one of the GMWB Annuity Payment Options described below to receive the benefits provided by this rider.
Version I offers four options: GMWB 5, GMWB 7, Lifetime GMWB and Lifetime GMWB for 2—Spousal Continuation (“Lifetime GMWB for 2”). GMWB 5 and GMWB 7 are non-lifetime withdrawal benefits; Lifetime GMWB and Lifetime GMWB for 2 are lifetime withdrawal benefits. Version I guarantees withdrawals or payments each year equal to the Withdrawal Limit until we have returned your Contract Value on the rider date plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage. In addition, if you elect Lifetime GMWB and the owner is alive after we have returned your Contract Value on the rider date plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage, we will continue to make payments each year equal to the Withdrawal Limit until the death of the owner. If you elect Lifetime GMWB for 2 and the owner and/or beneficiary is alive after we have returned your Contract Value on the rider date plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage, we will continue to make payments each year equal to the Withdrawal Limit until the later of the death of the owner and beneficiary.
You elect one option of the GMWB on the rider date and this election is irrevocable except as provided in the Optional Reset provision described below. Currently, we only allow you to elect this rider on the Contract Date. Version I cannot be terminated except as described below.
This rider is subject to the following issue age, ownership, and beneficiary limitations, subject to state regulations.
For the GMWB 5 and GMWB 7 options, for nonqualified plans, the base contract minimum and maximum issue ages apply to this rider. For qualified plans, the base contract minimum issue age applies to this rider and the maximum issue age is 80.
For the Lifetime GMWB option, there can be only one owner, and the owner must be a natural person. For nonqualified plans, the base contract maximum issue age applies to this rider and the minimum issue age is 60. For qualified plans, the minimum issue age is 60 and the maximum issue age is 80.
For the Lifetime GMWB for 2 option, there may be one or two owners and both must be natural persons. If there is one owner, the spouse must be sole beneficiary and eligible for spousal continuation of contract. If there are two owners, they must be spouses and eligible for spousal continuation of contract; the same two individuals must be the beneficiaries. For nonqualified plans, the minimum issue age is 65 for the owner and beneficiary and the base contract maximum issue age applies to this rider. For qualified plans, the minimum issue age is 65 for the owner and beneficiary and the maximum issue age is 80 for the owner and beneficiary.
Benefit Amount
The Benefit Amount is the amount available for withdrawals or payments and is established for the sole purpose of determining the Withdrawal Limit, Benefit Payment and Benefit Payment Duration. It is not used in calculating the surrender value or other values or benefits.
The Benefit Amount is calculated on the rider date. If the rider is not issued as a result of an Optional Reset, the Benefit Amount is equal to the Contract Value on the rider date multiplied by Benefit Amount Percentage. The Benefit Amount will change as a result of subsequent premium payments, withdrawals or an Optional Reset as described below.
The Benefit Amount is recalculated after each subsequent premium payment. The new Benefit Amount is equal to the current Benefit Amount plus the Benefit Amount Percentage multiplied by the subsequent premium payment. If your rider was issued on or after November 16, 2005 in states where the rider has been approved, the new Benefit Amount (calculated as a result of a subsequent premium payment) will never be greater than the Contract Value on the rider date plus total subsequent premium payments less total withdrawals made after the rider date, multiplied by the Benefit Amount Percentage.
The Benefit Amount is recalculated after each withdrawal. If the Contract Value before the withdrawal is greater than or equal to the Benefit Amount before the withdrawal, the new Benefit Amount is equal to the Benefit Amount before the withdrawal less the amount of the withdrawal. If the sum of all withdrawals in any given rider year exceeds the Withdrawal Limit and if the Contract Value before the withdrawal is less than the Benefit Amount before the withdrawal, then the new Benefit Amount is equal to the Contract Value after the withdrawal. The Benefit Amount may never be less than zero.
Withdrawals taken to meet RMD requirements with respect to this contract will be deemed to be within the Withdrawal Limit for purposes of the GMWB benefit.
Withdrawal Limit
The Withdrawal Limit is calculated on the rider date and is equal to the initial Benefit Amount multiplied by the Withdrawal Limit Percentage, currently 7% for GMWB 7 and 5% for GMWB 5, Lifetime GMWB and Lifetime GMWB for 2. The Withdrawal Limit will change as a result of subsequent premium payments, withdrawals or an Optional Reset as described below.
If the sum of all withdrawals in any given rider does not exceed the Withdrawal Limit, no surrender charge will be deducted, even if such withdrawals exceed the free withdrawal amount. If the free withdrawal amount is less than the Withdrawal Limit, withdrawals in excess of the Withdrawal Limit will be subject to a surrender charge.
Withdrawals taken to meet RMD requirements with respect to this contract will be deemed to be within the Withdrawal Limit for purposes of the GMWB benefit.
If your rider was issued before November 16, 2005 or in states where the rider has not been approved:
The Withdrawal Limit is recalculated after each subsequent premium payment. The new Withdrawal Limit is equal to (A) multiplied by (B), added to (C), where:

(A)	=	Withdrawal Limit Percentage;
(B)	=	Benefit Amount Percentage multiplied by the premium payment; and
(C)	=	current Withdrawal Limit.
The Withdrawal Limit is recalculated after each withdrawal if the sum of all withdrawals in any given rider year exceeds the Withdrawal Limit and if the Contract Value before the withdrawal is less than the Benefit Amount before the withdrawal. The new Withdrawal Limit will be equal to the Withdrawal Limit Percentage multiplied by the Contract Value after the withdrawal. The Withdrawal Limit may never be less than zero. If the Benefit Amount is reduced to zero, then the Withdrawal Limit is equal to zero.
If your rider was issued on or after November 16, 2005 in states where the rider has been approved:
The Withdrawal Limit is recalculated after each subsequent premium payment. The new Withdrawal Limit is equal to the greater of the current Withdrawal Limit and the Withdrawal Limit Percentage multiplied by the Benefit Amount after the subsequent premium payment.
The Withdrawal Limit is recalculated after each withdrawal if the sum of all withdrawals in any given rider year exceeds the Withdrawal Limit. The new Withdrawal Limit will be equal to the Withdrawal Limit Percentage multiplied by the Contract Value after the withdrawal. The Withdrawal Limit may never be less than zero.
Optional Reset
The purpose of an Optional Reset is to lock in a higher Benefit Amount, which may increase the Withdrawal Limit and lengthen the period of time over which withdrawals and payments can be taken. Locking in a higher Benefit Amount increases your total future guaranteed withdrawals or payments.
If you have Lifetime GMWB or Lifetime GMWB for 2, you may elect an Optional Reset on the first rider anniversary or any subsequent rider anniversary where the Contract Value is greater than the Benefit Amount. If you have GMWB 5 or GMWB 7, you may elect an Optional Reset on the fifth rider anniversary or any rider anniversary thereafter where the Contract Value is greater than the Benefit Amount.
If you elect the Optional Reset, we will terminate the existing rider and issue a new rider and you will pay the current fee in effect at the time of the Optional Reset. At that time, you will be given the opportunity to change to a different version of the GMWB as long as it is being offered for new business and you meet all of the issue age, ownership and beneficiary requirements. You must notify us within 30 days after the rider anniversary that you wish to elect the Optional Reset.
As a result of an Optional Reset, we will set the Benefit Amount equal to the Contract Value on the date of the reset. In addition, we will set the Withdrawal Limit equal to the Withdrawal Limit Percentage (under the new rider) multiplied by the Benefit Amount. We will also reset the Benefit Amount Percentage and the GMWB Fee Percentage to the then current percentages we are offering for new issues of the rider on the date of the reset. The GMWB Fee Percentage will never exceed the maximum charge shown in the table of “Optional Benefit Fees.”
We reserve the right to prohibit the Optional Reset if we no longer offer GMWB as an additional option on new issues of the contract.
Contract Value Reduced to Zero
If the Contract Value is reduced to zero, you will begin receiving monthly payments one month following the date the Contract Value is reduced to zero as described below. Subsequent payments will be made on the same date each month as the first payment. Payments may not be commuted or accelerated. Once you begin receiving monthly payments you will be prohibited from making any further premium payments, withdrawals, transfers, surrenders, or commencing annuity payments under an Annuity Payment Option as described in the contract. In addition, you will be prohibited from electing the Optional Reset or any other optional riders previously available under your contract.
The Benefit Payment is the amount of each monthly payment we will make to you after your Contract Value has been reduced to zero. The Benefit Payment is calculated on the date the Contract Value is reduced to zero. The Benefit Payment is equal to one twelfth of the Withdrawal Limit on the date the Contract Value is reduced to zero.
The Benefit Payment Duration is the number of months it will take for us to return the Benefit Amount remaining on the date the Contract Value is reduced to zero. The Benefit Payment Duration is equal to (A) divided by (B), rounded to the next highest whole number, where:
A	=	the Benefit Amount on the date the Contract Value is reduced to zero; and
B	=	the amount of the Benefit Payment.
The Benefit Payment Duration may be zero, if (A) above is equal to zero.
If your rider was issued before November 16, 2005 or in states where the rider has not been approved:

You will receive monthly payments equal to the Benefit Payment for the Benefit Payment Duration. We reserve the right to make a lump sum payment equal to the Benefit Amount in lieu of monthly payments. Except to the extent required under Federal income tax laws, the total annual payments will not exceed the Withdrawal Limit on the date the Contract Value was reduced to zero. Monthly payments made under this rider shall be considered withdrawals from the contract under Federal income tax law, and shall be subject to the same requirements as any other withdrawal. Similarly for qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract may need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the GMWB rider itself.
If your rider was issued on or after November 16, 2005 in states where the rider has been approved:
❖	We will set the Maturity Date equal to the date the Contract Value is reduced to zero.
❖	If you have GMWB 5 or GMWB 7 and the Benefit Amount is greater than zero, you will receive fixed annuity payments under the GMWB Specified Period Certain Payment Option described below.
❖	If you have Lifetime GMWB and the original owner is alive, you will receive fixed annuity payments under the GMWB Life with Period Certain Payment Option described below.
❖	If you have Lifetime GMWB and the original owner is not alive (but the beneficiary has elected to continue the contract under spousal continuation) and the Benefit Amount is greater than zero, you will receive fixed annuity payments under the GMWB Specified Period Certain Payment Option described below.
❖	If you have Lifetime GMWB for 2, you will receive fixed annuity payments under the GMWB Joint Life with Period Certain Payment Option described below.
GMWB Annuity Payment Options
This section describes the GMWB Annuity Payment Options available if your rider was issued on or after November 16, 2005 in states where the rider has been approved.
GMWB Specified Period Certain Payment Option: We will make monthly fixed annuity payments equal to the Benefit Payment for the number of months defined by the Benefit Payment Duration. Upon the death of the last surviving owner (or Annuitant, if the owner is a non-natural person), annuity payments, if any remain, will continue to the beneficiary. We reserve the right to make a lump sum payment equal to the Benefit Amount in lieu of monthly fixed annuity payments under this option.
GMWB Life with Period Certain Payment Option: We will make monthly fixed annuity payments equal to the Benefit Payment for the number of months defined by the Benefit Payment Duration. If the owner is still alive after the Benefit Payment Duration, we will continue to make payments until the death of the original owner, subject to proof of survivorship. Upon the death of the owner, annuity payments, if any remain, will continue to the beneficiary.
GMWB Joint Life with Period Certain Payment Option: We will make monthly fixed annuity payments equal to the Benefit Payment for the number of months defined by the Benefit Payment Duration. If the owner is still alive after the Benefit Payment Duration, we will continue to make payments until the later of the death of the original owner and the beneficiary, subject to proof of survivorship. Upon the death of the owner and beneficiary, annuity payments, if any remain, will continue to the beneficiary.
Benefit Termination
This benefit will terminate without value on the occurrence of any of the following events:
❖	the change of ownership of the contract for any reason; or
❖	the commencement of annuity payments under an Annuity Payment Option as described in the contract; or
❖	termination of the contract to which this benefit is attached; or
❖	the election of the Optional Reset, if available; or
❖	the surrender of the contract; or
❖	the death of the owner (or Annuitant, if the owner is a non-natural person) unless the contract is continued by a surviving spouse; or
❖	any portion of the Contract Value is no longer invested in accordance with the requirements of an asset allocation program; or
❖	if you have GMWB 5 or GMWB 7, when the Contract Value and Benefit Amount have been reduced to zero; or
❖	if you have Lifetime GMWB, when the Contract Value and Benefit Amount have been reduced to zero and upon death of the original owner; or
❖	if you have Lifetime GMWB for 2, when the Contract Value and Benefit Amount have been reduced to zero and upon the later of the death of the original owner and the beneficiary.

Phoenix Flexible Withdrawal ProtectorSM:
A Guaranteed Minimum Withdrawal Benefit

Summary of Benefit
Beginning November 17, 2008, you may purchase the Phoenix Flexible Withdrawal Protector rider for an additional charge at the time you purchase your contract or after your contract is issued. This rider, subject to its terms, guarantees a minimum amount in payments or withdrawals from the contract. You may also select the optional Extended Care Enhancement with the rider, for an additional charge (Extended Care Enhancement is not available with New York contracts). You must elect the Extended Care Enhancement, a feature only available for election when the contract is first issued, to be included as part of the rider at the time you purchase the rider. When you elect the Phoenix Flexible Withdrawal Protector, the GMWB component is automatically included. You may only purchase one Optional Benefit with the contract. For New York contracts, the Phoenix Flexible Withdrawal Protector rider is only available if the youngest Covered Person has attained age 50 for the single life option and age 55 for the spousal life option. As with the other guaranteed minimum withdrawal benefits (GMWBs) that have been offered with this contract, once you reach the date on which you can access the benefit according to the rider’s terms, Phoenix Flexible Withdrawal Protector guarantees a minimum amount in payments or withdrawals from the contract provided you remain within certain restrictions and limitations which are described below. Phoenix Flexible Withdrawal Protector provides a lifetime benefit for the lifetime of one person if the single life option is elected, or for the lifetime of two spouses if the spousal life option is elected. You should know that the rider does not provide access to the benefit prior to the date the youngest Covered Person reaches a particular age, which is currently age 60 for the single life option and the younger spouse’s age 65 for the spousal life option. We call the date on which this occurs the Benefit Eligibility Date. See “Important Terms and Conditions Related to Phoenix Flexible Withdrawal Protector” below for the definition of “Covered Person” and other important terms. However, prior to the Benefit Eligibility Date, the value of the benefit can increase as a result of increases to the Benefit Base. See “Events and features causing recalculation of the Benefit Base” below for details. We call the annual amount of the rider’s lifetime benefit, the Annual Benefit Amount. As noted below, the Annual Benefit Amount represents two distinct values depending on whether or not your Contract Value is greater than zero. We calculate the Annual Benefit Amount on the later of the date you make the first withdrawal and the Benefit Eligibility Date. On the date it is calculated, the Annual Benefit Amount equals a percentage we call the Annual Benefit Percentage, multiplied by a value we call the Benefit Base. The Annual Benefit Percentage is shown on your rider specifications page and is based on the attained age of the youngest Covered Person on the date of the first withdrawal from the contract. If you take a withdrawal before the Benefit Eligibility Date, the Annual Benefit Percentage will be zero and then will be permanently set according to the youngest Covered Person’s attained age on the Benefit Eligibility Date. The Benefit Base is a value we calculate as described below for determining the Annual Benefit Amount. Certain transactions and events under the contract can increase or decrease the Benefit Base. In turn, these transactions and events can increase or decrease the Annual Benefit Amount thereby affecting the amount you receive in payments or withdrawals under the benefit. We further define these terms, and describe the calculation of these values, and how various contract transactions and events affect these values below.
Annual Benefit Amount when Contract Value is greater than zero: Guaranteed Withdrawals
Provided that no withdrawals have been made from the contract prior to the Benefit Eligibility Date (the youngest Covered Person’s 60th birthday for the single life option and 65th birthday for the spousal life option), Phoenix Flexible Withdrawal Protector then guarantees a minimum amount of withdrawals you can take from the contract each year after the Benefit Eligibility Date. This amount is the Annual Benefit Amount. The Annual Benefit Amount is not available for guaranteed withdrawals prior to the Benefit Eligibility Date. The rider does not prevent you from taking withdrawals from the contract at any time; however, taking withdrawals prior to the Benefit Eligibility Date may significantly reduce or eliminate the value of the rider benefit. Please see the chart of “Special Risks Associated with Withdrawals” at the end of this section for details.
If you have taken withdrawals from the contract prior to the Benefit Eligibility Date, the Benefit Base will be reduced by the withdrawal in the same proportion as the Contract Value is reduced by the withdrawal. See “Taking Withdrawals”.
So long as your remaining Benefit Base is greater than zero when you reach the Benefit Eligibility Date, we will then calculate the Annual Benefit Amount that becomes available to you at that time. The Annual Benefit Amount will be equal to the Annual Benefit Percentage multiplied by the Benefit Base on that date. However, if you take withdrawals before the Benefit Eligibility Date and these withdrawals cause both your Contract Value and Benefit Base to become zero, your rider will terminate without value. Since this is a lifetime benefit, postponing withdrawals too long may limit the value of this rider because your remaining life expectancy shortens as you age. You should carefully consider your plans for taking withdrawals from the contract in considering whether this benefit is appropriate for your goals.
After the Benefit Eligibility Date, withdrawals reduce the future value of this benefit if they exceed the Annual Benefit Amount. We will reduce the Benefit Base if cumulative withdrawals in a rider year are more than the Annual Benefit Amount. This reduction affects the amount available for future guaranteed withdrawals while the Contract Value is greater than zero and for guaranteed payments when the Contract Value is zero. Please see the chart of “Special Risks Associated with Withdrawals” at the end of this section for details. Additionally, withdrawals that exceed the contract’s free withdrawal amount are subject to any surrender charges imposed under the contract.

Annual Benefit Amount when Contract Value is zero: Guaranteed Payments
If your Contract Value goes to zero on or after the Benefit Eligibility Date (the youngest Covered Person’s 60th birthday for the single life option and 65th birthday for the spousal life option), and you have met the conditions of the benefit, the contract and all rights under the contract and rider terminate but we will pay you the Annual Benefit Amount each year until the first death of a Covered Person under the single life option or until the death of the surviving spouse under the spousal life option. The Annual Benefit Amount is not available for guaranteed payments until the Benefit Eligibility Date.
Asset Allocation or Strategic Program Requirement
If you purchase Phoenix Flexible Withdrawal Protector, you must select one of the approved asset allocation programs when allocating your premium payments and Contract Value. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs. You may, at any time, switch your current program to another approved program the Company may make available; however, the fee for the rider may vary depending on the program or option you choose and the fee may increase under certain circumstances. See the table of “Optional Benefit Fees” and “Important Information on Current Fees for Optional Benefit Riders” for details. We reserve the right to restrict availability of investment options and programs.
Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling out of programs altogether will cause the rider to terminate without value. You may request to later re-enroll in a program however, re-enrollment will not reinstate the rider. If a program is eliminated while the rider is in effect, we will provide you notice and you must choose among the other approved programs available by working with your registered representative to make an appropriate selection and returning the form we require to the Annuity Operations Division. Descriptions of the programs are found in “Asset Allocation and Strategic Programs” above.
Important Terms and Conditions Related to Phoenix Flexible Withdrawal Protector
If you purchased your rider at the time you purchased your contract the rider date is the same as the contract date and rider years are measured the same as contract years. If you purchased your rider after your contract was issued, your rider date is the contract anniversary immediately following the date you elect the rider and your rider years are measured from your rider date.
“Annual Benefit Percentage” is a percentage we use to determine the Annual Benefit Amount. The percentage varies by age as shown below and is established on the date you make the first withdrawal from the contract. If your first withdrawal is prior to the Benefit Eligibility Date (the youngest Covered Person’s 60th birthday for the single life option or 65th birthday for the spousal life option) this percentage is reset according to the youngest Covered Person’s attained age on the Benefit Eligibility Date.
Single Life Attained Age	Annual Benefit Percentage	Spousal Life Attained Age	Annual Benefit Percentage
<60	0%	<65	0%
60-74	4%	65-74	4%
75-84	5%	75-84	5%
85+	6%	85+	6%

For contracts issued prior to March 9, 2009, see your rider specifications page for the applicable table of Annual Benefit Percentages.
“Benefit Eligibility Date” is the date the benefit provided by the rider is first available to you.
•	For the single life option, the Benefit Eligibility Date is the later of the rider date and the date the youngest Covered Person, as defined below, attains age 60.
•	For the spousal life option, the Benefit Eligibility Date is the later of the rider date and the date the youngest Covered Person attains age 65. For the spousal life option, if either spouse dies prior to the Benefit Eligibility Date, we will reset the Benefit Eligibility Date to the later of the date of the first spousal death, and the date the surviving spouse attains age 65.
“Covered Person(s)” means the person(s) whose life is used to determine the duration of the lifetime Annual Benefit Amount payments. A Covered Person must be a natural person.
•	For the single life option, the Covered Person can be one or more lives. If there is one natural person owner, the owner is the Covered Person. If there are multiple natural person owners, all owners are Covered Persons. If the owner is a non-natural person, all annuitants named in the contract become the Covered Persons.
•	Generally, for the spousal life option, Covered Persons must be two legal spouses under federal law to receive any economic benefit from the election of this option (see Definition of “Spouse” under Optional Benefits for more information). If there is one natural person owner, the owner and the owner’s spouse must be the Covered Persons. The spouse must be the sole beneficiary. If there are two spousal owners, the Covered Persons are the spousal owners, and they must both be each other’s beneficiary. If there are multiple non-spousal owners, or if the owner is a non-natural person, the spousal life option is not allowed.

Benefit Base
The Benefit Base is the amount established for the sole purpose of determining the Annual Benefit Amount. As noted above, while the Contract Value is greater than zero, so long as you have reached the Benefit Eligibility Date, the Annual Benefit Amount is the amount available for withdrawals. When the Contract Value goes to zero, so long as you have reached the Benefit Eligibility Date, the Annual Benefit Amount is the amount we will pay to you each year.
Assuming the Phoenix Flexible Withdrawal Protector rider was issued on the date the contract was issued, the Benefit Base on that date equals the initial premium payment. If your rider is issued after the contract issue date, your Benefit Base equals the Contract Value on the date the rider is issued. Thereafter, the Benefit Base is re-calculated whenever certain triggering events occur. At any time while the rider is in effect, we will reduce the Benefit Base if cumulative withdrawals in a rider year are more than the Annual Benefit Amount, which, prior to the Benefit Eligibility Date, is zero. Generally speaking, assuming no withdrawals have been taken, the Benefit Base will be increased by additional premium payments, and may be increased as a result of the roll-up and step-up features. Additionally, except for contracts issued in the state of New York, the Benefit Base may be increased at a particular rider anniversary following the end of the roll-up period by an aspect of the roll-up feature we call the Benefit Base Multiplier. We describe events and features causing recalculation of the Benefit Base below. Under no circumstances will the Benefit Base ever exceed a maximum amount. This maximum amount is the sum of the Maximum Benefit Base Percentage, currently 500%, multiplied by the initial premium (or if applicable, Contract Value) plus the Maximum Benefit Base Percentage multiplied by the sum of subsequent premiums in the first rider year, plus 100% of other subsequent premiums.
Sample calculation of the Maximum Benefit Base
Assume that the initial premium (or if applicable, Contract Value) on the rider date was $100,000 and that the Maximum Benefit Base Percentage was 500%. On the rider date, your Maximum Benefit Base is $500,000 (500% times $100,000).
Now assume that you make an additional premium payment of $20,000 during the first rider year. Your Maximum Benefit Base would be increased to $600,000 [500,000 + (500% times $20,000)].
Then assume that you make another premium payment of $15,000, but that this premium payment was made in the third rider year. Your Maximum Benefit Base would be increased to $615,000 [$600,000 + (100% times $15,000)].
Events and features causing recalculation of the Benefit Base
❖	Premium Payments Received After the Rider Date
If we receive premium payments after the rider date, and no withdrawals have been made from the contract, then we will increase the Benefit Base. The Benefit Base will be increased by the dollar amount of each premium payment on the date we receive it. However, if you then take withdrawals from the contract in excess of your Annual Benefit Amount, we will reduce the Benefit Base as described in “Taking Withdrawals” below.
If any withdrawal has been made from the contract on or prior to our receipt of an additional premium, we will not increase the Benefit Base as a result of premium payments made after such withdrawal.
❖	Roll-up Feature
The GMWB rider includes a roll-up feature. A roll-up feature allows for an increase, or “roll-up,” in the Benefit Base during a specified period of time, called the roll-up period. The roll-up feature is only available to you if no withdrawals have been taken from the contract. Currently, the roll-up period continues until the 10th rider anniversary following the later of the rider date and the last rider anniversary on which an automatic step-up, described below, occurs. In no event can the roll-up period extend beyond the time the younger Covered Person attains a maximum age. This maximum age is the greater of age 95 or the younger Covered Person’s age on the rider date plus 10 years. The increase in Benefit Base resulting from a roll-up is based upon a comparison of different values on each rider anniversary, as specified below. For calculation of the increase in Benefit Base provided by the roll-up feature, “subsequent premium payments” means premium payments received after the rider date, excluding premium payments received on any rider anniversary. The roll-up amount is determined by multiplying the Benefit Base after the most recent prior automatic step-up or, for the roll-up at the end of the first rider year or if there have been no prior automatic step-ups, the Benefit Base on the last valuation date of the first rider year by a percentage, currently 6.5%, except for contracts issued in New York (For riders issued prior to March 9, 2009, the roll-up amount is determined by multiplying the Benefit Base as of the prior rider anniversary or, for the roll-up amount at the end of the first rider year, the Benefit Base on the last valuation date of the first rider year by 6.5%).
For New York contracts, the current percentage used to calculate the roll-up amount (“Roll-Up Percentage”) is determined in accordance with the following table:
Single Life Attained Age	Roll-Up Percentage	Spousal Life Attained Age	Roll-Up Percentage
50-51	4.0%	55-56	4.0%
52-53	4.5%	57-58	4.5%

Single Life Attained Age	Roll-Up Percentage	Spousal Life Attained Age	Roll-Up Percentage
54	5.0%	59-60	5.0%
55-56	5.5%	61	5.5%
57	6.0%	62	6.0%
58+	6.5%	63+	6.5%

In addition, for New York contracts, the Roll-Up Percentage will be initially set on the rider date based on the youngest Covered Person’s attained age on the rider date. Then, if an Automatic Step-Up occurs and there have been no withdrawals from the contract, the Roll-Up Percentage, for the following rider year, will be re-set based on the attained age of the youngest Covered Person on the date of the Automatic Step-Up.
Except for New York contracts, if you have not taken withdrawals from the contract and therefore are eligible for the roll-up feature of the rider, we will consider an additional value in recalculating the Benefit Base on the rider anniversary at or following the end of the roll-up period on which the youngest Covered Person has attained age 70. This additional value applies the Benefit Base Multiplier, currently 200%, to the sum of the Benefit Base on the rider date plus subsequent premium received in the first rider year. The recalculation of the Benefit Base under the various situations that can exist at the end of the roll-up period is described below.
❖	Rider Anniversaries During the Roll-up Period
On each rider anniversary during the roll-up period, if no withdrawals have been made, the Benefit Base will be re-calculated on that rider anniversary. The re-calculated Benefit Base will be set equal to the greater of the following unless the automatic step-up feature has been suspended in which case, it will be set to the second of the two values described below:
•	the Contract Value then in effect, (after all fees have been deducted, and provided the automatic step-up feature has not been suspended);
•	the sum of (i) the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

Example 1—Basic application of a roll-up amount.
Assume that you have reached your first rider anniversary and have not made any withdrawals. Assume further that your Benefit Base on your rider’s effective date was $100,000, your Contract Value is $105,000, you have not made any subsequent premium payments during the prior rider year and the automatic step-up has not been suspended.
Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:
•	Contract Value = $105,000
•	Sum of (i) and (ii) = $106,500
(i)	Benefit Base on prior rider anniversary = $100,000
(ii)	The Roll-Up Amount of $6,500 which equals the Benefit base at the end of the first rider year ($100,000) times 6.5%
Your Benefit Base will be $106,500.
Example 2—Application of the roll-up amount when there is a prior automatic step-up.
Assume that you have reached the second rider anniversary and have not made any withdrawals. Assume further that your Benefit Base as of the last rider anniversary was $108,000 due to an automatic step-up, your Contract Value is $110,000, you have not made any subsequent premium payments during the prior rider year and the automatic step-up has not been suspended.
Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:
•	Contract Value = $110,000
•	Sum of (i) and (ii) = $115,020
(i)	Benefit Base on prior rider anniversary = $108,000
(ii)	The Roll-Up Amount of $7,020, which equals the Benefit Base on the rider anniversary of the last automatic step-up ($108,000) times 6.5%
Your Benefit Base will be $115,020.

Example 3—Application of the roll-up amount when several rider years have elapsed with no prior automatic step-up.
Assume the Benefit Base on the first rider anniversary prior to any roll-up calculation was $100,000. Assume that you have reached the fourth rider anniversary without making any withdrawals and without having an automatic step-up. The Benefit Bases are increased by the Roll-Up Amounts at the end of each of the first 3 rider years and equal:
Year 1: $106,500 = $100,000 + $6,500
Year 2: $113,000 = $106,500 + $6,500
Year 3: $119,500 = $113,000 + $6,500
The above Roll-Up Amounts are each equal to 6.5% of the Benefit Base at the end of the first rider year.
Assume that, on the 4th rider anniversary, your Contract Value is $115,000 and you have not made any subsequent premium payments.
Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:
•	Contract Value = $115,000
•	Sum of (i) and (ii) = $126,000
(i)	Benefit Base on prior rider anniversary = $119,500
(ii)	The Roll-Up Amount of $6,500 which equals the Benefit base at the end of the first rider year ($100,000) times 6.5%.
Your Benefit Base will be $126,000.
Example 4—Impact of a Subsequent Premium Payment on the Benefit Base.
Assume the Benefit Base on your rider’s effective date was $100,000. Assume there is no automatic step-up at the end of the first rider year and you have not taken any withdrawals. The Benefit Base at the end of the 1st rider year is increased by the Roll-Up Amount and equals $106,500 = $100,000 + $6,500.
Assume that 3 months into the 2nd rider year you make a Subsequent Premium Payment of $50,000. The Benefit Base is increased to $156,500 ($106,500 + $50,000) due to the premium payment.
Assume that, on the 2nd rider anniversary, your Contract Value is $140,000.
Your Benefit Base will be recalculated on your 2nd rider anniversary to be the greatest of the following:
•	Contract Value = $140,000
•	Benefit Base in Effect = $156,500
•	Sum of (i), (ii), and (ii) = $163,000
(i)	Benefit Base on prior rider anniversary = $106,500
(ii)	The Roll-Up Amount of $6,500 which equals the Benefit base at the end of the first rider year ($100,000) times 6.5%.
(iii)	Subsequent Premium Payments during the recently completed rider year = $50,000
Your Benefit Base will be $163,000.
❖	The Rider Anniversary Following the End of the Roll-Up Period
If the roll-up period has ended, and no withdrawals have been made from the contract, we will re-calculate the Benefit Base on the rider anniversary following the end of the roll-up period. The Benefit Base Multiplier is not available for contracts issued in New York. As a result, for New York contracts, on the rider anniversary following the end of the roll-up period, the Benefit Base will be set equal to the greater of the following, unless the automatic step-up feature has been suspended in which case, it will be set to the second of the two values described below:
•	the Contract Value then in effect, (after all fees have been deducted, provided the automatic step-up feature has not been suspended);
•	the sum of (i) the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary, and (ii) the roll-up amount for the prior rider year, if any.

For contracts other than New York contracts, when we recalculate the Benefit Base on the rider anniversary following the end of the roll-up period, the amount of the recalculated Benefit Base will depend on whether the youngest Covered Person has attained the Benefit Base Multiplier Age, currently age 70, by that rider anniversary. If the youngest Covered Person has not attained age 70 by the rider anniversary immediately following the end of the roll-up period, then we will recalculate the Benefit Base again on the rider anniversary next following the date the youngest Covered Person attains age 70. For each situation, the recalculated Benefit Base is determined as described below.
1.	Assuming the youngest Covered Person has not attained age 70 by the rider anniversary immediately following the end of the roll-up period, then on that rider anniversary, the Benefit Base will be set equal to the greater of the following, unless the automatic step-up feature has been suspended in which case, it will be set to the latter of the two values described below:
•	the Contract Value then in effect, (after all fees have been deducted, provided the automatic step-up feature has not been suspended);
•	the sum of (i) the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

Assume the Benefit Base on the first rider anniversary prior to any roll-up calculation was $100,000 and that you have reached the rider anniversary following the end of the roll-up period, the youngest Covered Person has not yet attained age 70 and you have not made any withdrawals. Assume further that your contract has never had an automatic step-up, your Benefit Base as of your prior rider anniversary was $158,500, your Contract Value is $105,000, you have not made any subsequent premium payments during the prior rider year and the automatic step-up has not been suspended. Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:
•	Contract Value = $105,000
•	Sum of (i) and (ii) = $165,000
(i) Benefit Base on prior rider anniversary = $158,500
(ii) Roll-Up Amount for prior rider year = $100,000 x 6.5% = $6,500
Your Benefit Base will be $165,000.
2.	For contracts other than those issued in New York, assuming the youngest Covered Person has attained age 70 by the rider anniversary immediately following the end of the roll-up period, then on that rider anniversary, the Benefit Base will be set equal to the greatest of the following, unless the automatic step-up feature has been suspended in which case, it will be set to the greater of the latter two values described below:
•	the Contract Value then in effect, (after all fees have been deducted, provided the automatic step-up feature has not been suspended);
•	the Benefit Base Multiplier, currently 200%, multiplied by the sum of (i) the Benefit Base on the rider date, and (ii) all subsequent premium payments received during the first rider year;
•	the sum of (i) the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

Assume that the contract is not a New York contract so the Benefit Base Multiplier is 200% and that you have reached the rider anniversary following the end of the roll-up period, the youngest Covered Person has attained age 70 and you have not made any withdrawals. Assume further that your contract has never had an automatic step-up, your Benefit Base as of your prior rider anniversary was $158,500, your Benefit Base on the rider date was $100,000, your Contract Value is $105,000, you have not made any subsequent premium payments after the rider date and the automatic step-up has not been suspended.
Your Benefit Base will be re-calculated on your rider anniversary to be the greatest of the following:
•	Contract Value = $105,000
•	200% x Sum of (i) and (ii) = $200,000
(i)	Benefit Base on the rider date = $100,000
(ii)	Subsequent premium payments = $0
•	Sum of (i) and (ii) = $165,000
(i)	Benefit Base on prior rider anniversary = $158,500
(ii)	Roll-Up Amount for prior rider year = $100,000 x 6.5% = $6,500

Your Benefit Base will be $200,000.
❖	For contracts other than New York contracts-Rider Anniversary Next Following Youngest Covered Person’s 70th Birthday Occurring after the Rider Anniversary Immediately Following the End of the Roll-Up Period
For contracts other than those issued in New York, assuming no withdrawals have been taken and the youngest Covered Person attained age 70 after the rider anniversary immediately following the end of the roll-up-period, then, on the next rider anniversary following the date the youngest Covered Person attains age 70, the Benefit Base will be set equal to the greatest of the following, unless the automatic step-up feature has been suspended in which case, it will be set to the greater of the latter two values described below:
•	the Contract Value then in effect, after all fees have been deducted, (provided the automatic step-up feature has not been suspended);
•	the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary;
•	the Benefit Base Multiplier, currently 200%, multiplied by the sum of (i) the Benefit Base on the rider date and (ii) all subsequent premium payments received during the first rider year.

Assume that the contract is not a New York contract so the Benefit Base Multiplier is 200% and that you reached the rider anniversary following the end of the roll-up period several years ago, but still have not made any withdrawals from the contract. However, the youngest Covered Person celebrated his 70th birthday during the prior rider year. Assume further, your Benefit Base on the prior rider anniversary was $180,000, your Benefit Base on the rider date was $100,000, your Contract Value is $105,000, you have not made any subsequent premium payments after the rider date and the automatic step-up has not been suspended.
Your Benefit Base will be re-calculated on your rider anniversary to be the greatest of the following:
•	Contract Value = $105,000
•	Benefit Base on prior rider anniversary = $180,000
•	200% x Sum of (i) and (ii) = $200,000
(i)	Benefit Base on the rider date = $100,000
(ii)	Subsequent premium payments = $0
Your Benefit Base will be $200,000.
❖	Each Rider Anniversary After the Earlier of the First Withdrawal and the Rider Anniversary Following the End of the Roll-Up Period (except Rider Anniversary next following youngest Covered Person’s 70th birthday occurring after the Rider Anniversary immediately following the end of the Roll-Up Period)
On each rider anniversary after the earlier of the first withdrawal and the rider anniversary following the end of the roll-up period, we will re-calculate the Benefit Base. The Benefit Base will be set equal to the greater of the following unless the automatic step-up feature has been suspended, in which case it will be set to the second of the two values described below:
•	the Contract Value then in effect, after all fees have been deducted, (provided the automatic step-up feature, described below, has not been suspended); and
•	the Benefit Base on the prior rider anniversary adjusted for any withdrawals taken since the prior rider anniversary plus, if no withdrawals have been made, any premium payments made since the prior rider anniversary.

Assume that you made a withdrawal from the contract. Assume further, your Benefit Base on prior rider anniversary was $106,500, your Contract Value is $110,000 and the automatic step-up has not been suspended.
Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:
•	Contract Value = $110,000
•	Benefit Base on prior rider anniversary = $106,500
Your Benefit Base will be $110,000.
❖	Automatic Step-Up Feature
The Phoenix Flexible Withdrawal Protector rider includes an automatic step-up feature. Like the roll-up feature, the automatic step-up feature allows for an increase in the Benefit Base. At set intervals, currently on each anniversary of the rider date, we will automatically compare the Contract Value, after deduction of all fees, to the Benefit Base then in effect; that is, the Benefit Base on the prior rider anniversary and, if no withdrawals have been taken, any premium payments made since the prior rider anniversary and reduced by withdrawals as described in “Taking Withdrawals”. If the Contract Value, after deduction of all fees, is greater than such Benefit Base, we will automatically increase, or “step-up” the Benefit Base to equal the Contract Value. Any step-up occurs after any roll-up as described above. You should know the fee percentage for the rider may be increased if we step-up the Benefit Base. If you do not decline the automatic step-up, you will pay the current rider fee then in effect beginning on the date of any automatic step-up of the Benefit Base. You can decline the step up and any associated fee increase by contacting us no later than seven days prior to the rider anniversary. If you decline the step-up, the automatic step-up will not occur and the automatic step-up feature will be suspended immediately. If you decline an automatic step-up in the Benefit Base, we will continue to calculate any roll-ups as described above. Assuming your rider is still in effect at the next step-up interval, you may reactivate the automatic step-up option by contacting us at the phone number or address provided on the first page of the prospectus.
❖	Taking Withdrawals
The following section describes how taking withdrawals may impact the Benefit Base. Prior to the Benefit Eligibility Date, all withdrawals are considered excess withdrawals. Withdrawals will reduce the Benefit Base by the same proportion as Contract Value is reduced by the withdrawal. If the Benefit Base is greater than the Contract Value at the time of the withdrawal, the withdrawal will reduce the Benefit Base by more than the withdrawal amount as shown in the example below. Then, on the Benefit Eligibility Date, which is generally the date the youngest Covered Person attains age 60, if the single life option is in effect or the date the younger spouse attains age 65, if the spousal life option is in effect, we will calculate the Annual Benefit Amount using the reduced Benefit Base.
Assume the Contract Value is $50,000 and the Benefit Base is $75,000. A withdrawal of $5,000 is made prior to the Benefit Eligibility Date. The Contract Value is reduced by 10% ($5,000/$50,000) as a result of the withdrawal. Therefore, the Benefit Base is reduced by 10% or $7,500. The new Benefit Base is $75,000—$7,500 = $67,500.
After you reach the Benefit Eligibility Date, whether withdrawals will reduce the Benefit Base depends on whether cumulative withdrawals in any rider year exceed the Annual Benefit Amount as described below. The Annual Benefit Amount is not available to you for withdrawals or payments unless you have reached the Benefit Eligibility Date.
•	If cumulative withdrawals in any rider year after the Benefit Eligibility Date do not exceed the Annual Benefit Amount then in effect, the Benefit Base will not be reduced.
•	If a withdrawal causes the cumulative withdrawals in any rider year after the Benefit Eligibility Date to exceed the Annual Benefit Amount, the amount withdrawn in excess of the Annual Benefit Amount and any subsequent withdrawals in that rider year are all considered excess withdrawals. Each excess withdrawal will reduce the Benefit Base in the same proportion as the Contract Value is reduced by the excess withdrawal. This reduction in the Benefit Base reduces the amount of future permitted withdrawals and may also reduce any amount available for guaranteed payments if the Contract Value goes to zero.
•	You should know that, currently, withdrawals taken after the Benefit Eligibility Date to meet RMD requirements as defined by the Internal Revenue Code are not considered to exceed the Annual Benefit Amount and therefore do not reduce the Benefit Base. However, we may change this rule at our discretion in which case such withdrawals taken following this change may be considered excess withdrawals as described below.
For IRA and qualified plan contracts, cumulative withdrawals in a rider year after the Benefit Eligibility Date will be considered excess withdrawals only if they exceed the greatest of (a), (b) and (c), where:
(a)	=	the current Annual Benefit Amount;
(b)	=	the RMD for the 1st calendar year during the rider year; and
(c)	=	the RMD for the 2nd calendar year during the same rider year.
Sample calculations showing the effect of a withdrawal that is equal to the Annual Benefit Amount and then a withdrawal that is more than the Annual Benefit Amount.
Assume that your Contract Value is $100,000 and your Benefit Base is $120,000. Assume you are making your first withdrawal and that you have already reached the Benefit Eligibility Date.
Since this is your first withdrawal (and it is occurring after the Benefit Eligibility Date), the Annual Benefit Percentage is determined by the youngest Covered Person’s attained age on the date of first withdrawal. Assume this Annual Benefit Percentage is 5%. The Annual Benefit Amount therefore is $6,000, which is 5% multiplied by the Benefit Base (5% times $120,000). Now assume that the withdrawal amount is $6,000. Since your cumulative withdrawals during the rider year have not exceeded the Annual Benefit Amount, the amount withdrawn is not considered to be an excess withdrawal and there is no adjustment to your Benefit Base. So your Contract Value will decrease to $94,000 as a result of your withdrawal, but your Benefit Base will remain at $120,000.

Assume that later that rider year, you withdraw an additional $10,000 and that the Contract Value prior to the withdrawal was $96,000. Your Contract Value would reduce to $86,000 as a result of the second withdrawal. Your cumulative withdrawals for the year are now $16,000, which exceeds your Annual Benefit Amount by $10,000. The excess withdrawal reduced your Contract Value by 10.42% ($10,000 divided by $96,000), and accordingly, your Benefit Base is reduced by 10.42%, from $120,000 to $107,500. Your Annual Benefit Amount would be recalculated as 5% of $107,500 or $5,375
You should know that withdrawals from the contract have other potential consequences, including potential imposition of surrender charges and premium taxes, and federal income tax consequences. Withdrawals, including withdrawals taken to meet RMD requirements that do not exceed the Annual Benefit Amount are considered to be within the contract’s free withdrawal amount. However, withdrawals above the Annual Benefit Amount, not including withdrawals taken to meet RMD requirements, are subject to any surrender charges imposed under the contract. Please see “Surrender of Contract and Withdrawals” and “Federal Income Taxes” for more information.
Extended Care Enhancement—This feature is not available after the contract issue date and is not available for contracts issued in New York.
The Extended Care Enhancement is an optional feature available with the Phoenix Flexible Withdrawal Protector rider that allows for an increase in the Annual Benefit Amount when the Covered Person is confined to a nursing home, and meets the conditions specified below. As with other benefits provided by the rider, this benefit is available only on and after the Benefit Eligibility Date. This feature is subject to state availability.
Conditions
We will increase the Annual Benefit Amount when the Covered Person has been confined to a nursing home as defined below for a least one day of the rider year, and has met the elimination period and waiting period requirements. This increase in the Annual Benefit Amount lasts for the same amount of time the Covered Person is confined and is calculated as described below. To meet the elimination period requirements, the Covered Person must have been confined to a nursing home for at least 180 consecutive days within the last 365 days. To meet the waiting period requirements, the Covered Person must not have been confined to a nursing home 12 months before the rider date and twelve months following the rider date. If you are confined to a nursing home during the waiting period, you will never be eligible for benefits under the Extended Care Enhancement.
•	A nursing home is a facility that is licensed to operate pursuant to the laws and regulations of the state in which is it located as a nursing home to provide 24-hour convalescent and related nursing care services 7 days a week by an on-site registered nurse on a continuing inpatient basis for persons who are chronically ill or who otherwise require assistance in performing the basic activities of daily living. The facility must provide care prescribed by a physician and performed or supervised by a registered graduate nurse. In addition the facility must have a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician.
•	A nursing home does not include a hospital (acute care), a rehabilitation hospital, an assisted living facility, a facility for the treatment of alcoholism, drug addiction, mental illness, or nervous disorders, a rest home (a home for the aged or a retirement home), a residential care facility, or any other facility which does not, as its primary function, provide assistance in performing the basic activities of daily living.
No benefits under the Extended Care Enhancement feature will be provided if other similar benefits have been purchased through the Company, or any of its subsidiaries or affiliates.
If the Extended Care Enhancement feature is in effect, and you have met the above conditions, we will determine the Annual Benefit Amount by multiplying the Benefit Base by a specified percentage, currently 200%, multiplied by the Annual Benefit Amount Percentage. When the Covered Person is no longer confined to a nursing home, we will reduce the Annual Benefit Amount to that which is ordinarily provided under the Phoenix Flexible Withdrawal Benefit.
Payment of the Annual Benefit Amount when the Contract Value is greater than zero
The Annual Benefit Amount is not available to you before the Benefit Eligibility Date. After you reach the Benefit Eligibility Date, you may take withdrawals equal to the Annual Benefit Amount each year the Contract Value is greater than zero. You can establish a Systematic Withdrawal Program for payments equal to a specified amount or can request payments according to your own schedule. See “Systematic Withdrawal Program” for additional details about how to use this program and the program’s restrictions.
Payment of the Annual Benefit Amount when the Contract Value is zero
The Annual Benefit Amount is not available to you before the Benefit Eligibility Date. If, when the Contract Value goes to zero, the Benefit Base is greater than zero, then, one month after the later of the date the Contract Value goes to zero and the Benefit Eligibility Date, we will begin to pay you equal monthly payments of an amount that will equal the Annual Benefit Amount divided by twelve. We will make these payments under the single life option or spousal life option, whichever you selected at the time you purchased the rider. For the single life option, all Covered Persons must be living on the date we make the first payment, and for the spousal life option, at least one spouse must be living. Payments will continue until the first death of any Covered Person(s) for the single life option, or until the death of the surviving spouse for the spousal life option. We may change the payment frequency to annual if a monthly payment would be otherwise less than any minimum payment requirement.
Maximum Maturity Date Benefit
If your Contract Value is greater than zero and you cannot extend the maturity date of the contract any later, this rider allows you to exchange the Contract Value for lifetime payments equal to the Annual Benefit Amount in lieu of applying the Contract Value to one of the annuity payment options offered under the contract. Otherwise, your contract will enter the annuity period and you may choose any of the annuity options then available. See “The Annuity Period”.
Termination of Phoenix Flexible Withdrawal Benefit
The rider will terminate without value on the date the first of any of the following events occur:
1.	any Covered Person is changed;
2.	annuity payments begin under an annuity payment option as described in the contract;
3.	the contract, to which the rider is attached, terminates;
4.	the owner elects to terminate the rider;
5.	any portion of the Contract Value is no longer invested in one of the approved asset allocation programs;
6.	the Contract Value and Benefit Base are both reduced to zero;
7.	any Covered Person under the single life option, or the surviving Covered Person under the spousal life option dies; or
8.	you assign any rights or interest in the rider.
Once the rider is terminated it cannot be reinstated and the pro rata portion of the rider fee will be deducted from the Contract Value on the date the rider terminates.

Special Risks Associated with Withdrawals
The following chart demonstrates special risks that are associated with taking withdrawals when the Phoenix Flexible Withdrawal Protector is attached to a contract when the Contract Value and Benefit Base are both greater than zero. Whether or not a withdrawal is considered “permitted” or “excess” is described in the section “Taking Withdrawals”, in the description of the Benefit Base. Also, withdrawals taken prior to the Benefit Eligibility Date can negatively affect the value of the rider. See “Taking Withdrawals” in the description of the Benefit Base. When the Contract Value is reduced to zero, lifetime payments will begin and withdrawals are no longer allowed from the contract.
Scenario	No Withdrawals	Permitted Withdrawals	Excess Withdrawals
Automatic Contract Value reduction		X	X
Reduction to Benefit Base			X
Gives you the highest potential Annual Benefit Amount available under the rider[1]	X
Cancels your ability to have subsequent premium payments automatically increase the Benefit Base		X	X
Cancels your ability to “roll-up” and increase your Benefit Base		X	X
Reduces the likelihood of an automatic step-up2		X	X
Premium payments increase the Benefit Base	X
Potential to terminate the rider without value if reduces the Contract Value to zero			X
Permanently sets the Annual Benefit Percentage		X	X
Permanently sets the Annual Benefit Amount if the Contract Value is reduced to zero and the Benefit Base is greater than zero		X
Potential surrender charges			X
Potential premium taxes and/or federal income tax consequences		X	X
[1]	The potential Annual Benefit Amount is greatest if at the end of the roll-up period, no withdrawals have been made and the youngest Covered Person has attained the Benefit Base Multiplier Age.
[2]	In order to obtain an automatic step-up, your Contract Value must be greater than your Benefit Base on the rider anniversary. If you make withdrawals, your Contract Value will automatically decline, therefore reducing the likelihood that your Contract Value will be greater than your Benefit Base on your next rider anniversary, thus also reducing the likelihood that you will be able to step-up your Benefit Base.

Phoenix Retirement Protector:
A Flexible Combination Benefit

Summary of Benefit
Beginning November 17, 2008, you may purchase the Phoenix Retirement Protector for an additional charge. This rider may be elected for an additional charge at the time you purchase your contract or after your contract is issued. You may only purchase one Optional Benefit with the contract. For New York contracts, the Phoenix Retirement Protector rider is only available if the youngest Covered Person has attained age 50 for the single life option and age 55 for the spousal life option.
Phoenix Retirement Protector combines two different guarantees into one rider: (i) a guaranteed minimum accumulation benefit (“GMAB”), and (ii) a guaranteed minimum withdrawal benefit (“GMWB”). In addition, except for contracts issued in the state of New York, you may select an optional guaranteed minimum death benefit (“GMDB”) with the Phoenix Retirement Protector for an additional charge. When you elect the Phoenix Retirement Protector, the GMAB and GMWB components are automatically included. You must elect the GMDB component, a feature only available for election when the contract is first issued, to be included as part of the rider at the time you purchase the rider (not available for New York contracts). By purchasing this rider, you are able to obtain a GMAB and a GMWB through the same contract. This may be appropriate if, at the time you purchase your contract you want to be able to use the contract either for maximum accumulation or for maximum ability to provide payments; however, you should know that certain actions which have a positive impact on one component of the benefit may have a negative impact on another component of the benefit. As a result, you should carefully consider the impacts of various events and transactions on each benefit component.
Additionally, some of the terms and features of the GMAB and GMWB components of this benefit are different from the individually offered GMAB and GMWB riders.
❖	For example, the GMAB component offered under Phoenix Retirement Protector provides for a step-up of the GMAB Benefit Base and a new 10-year GMAB waiting period at the end of each GMAB waiting period; the stand-alone GMAB rider does not provide for a step-up and only provides the initial 10-year waiting period. You might want to consider the GMAB component offered under Phoenix Retirement Protector if you want the opportunity to lock-in market gains or if you have a longer investment horizon and could potentially benefit from multiple waiting periods. However, if you simply want a return of first-year premium at the end of the initial 10-year waiting period, then the individually offered GMAB may be more appropriate for you.
❖	For example, the GMWB component offered under Phoenix Retirement Protector provides for a lifetime and a non-lifetime Annual Benefit Amount and allows you to choose between lifetime and non-lifetime payments when the Contract Value is reduced to zero; the stand-alone GMWB rider only provides a lifetime Annual Benefit Amount. You might want to consider the GMWB component offered under Phoenix Retirement Protector if you want the flexibility to guarantee lifetime income payments or income payments over a specified period of time or if you want the flexibility to defer the decision between lifetime and non-lifetime payments to the date the Contract Value is reduced to zero. However, if you know that you won’t have a need for non-lifetime income payments, then the individually offered GMWB may be more appropriate for you.
❖	In addition, if, on the date your contract is issued, you don’t know what your future accumulation and/or income needs may be, Phoenix Retirement Protector may be appropriate for you because it provides a GMAB and GMWB through the same contract and allows you to defer the decision between accumulation and income. However, if, on the issue date, you know what your future accumulation or income needs will be (and you know you won’t have a need for both accumulation and income benefits), then the individually offered GMWB or GMAB may be more appropriate for you.
❖	The fee is also different for the individually offered GMWB and GMAB riders as compared to Phoenix Retirement Protector.
The basic benefits and risks of each component of Phoenix Retirement Protector are described below and the sections that follow provide more detailed descriptions of how the benefits are calculated.
The GMAB Component
The GMAB component of Phoenix Retirement Protector guarantees a return of a specified percentage of premium after a waiting period regardless of the performance of the asset allocation program(s) in which your premiums and Contract Value have been invested. This feature may be important to you if you are interested in maximizing your Contract Value during the accumulation period. The GMAB does not in any way guarantee the performance of any of the investment choices under the contract. Due to the potential negative effects of withdrawals on this benefit, you should know that this benefit may have limited usefulness if the contract is subject to the IRS minimum distribution requirements. As a result, you should consult with your tax adviser before selecting a rider with a GMAB feature.
The GMWB Component
The GMWB component guarantees a minimum amount in payments or withdrawals from the contract provided you remain within certain restrictions and limitations which are described below. When you elect this benefit you choose whether to take withdrawals and payments under the single life option, or the spousal life option. Once you make this election, you cannot change it. This choice affects the amount of benefit you may be entitled to receive at various ages and, once your Contract Value goes to zero, the life for which benefit payments will be made.

Contract Value is greater than zero: Guaranteed Withdrawals
While the Contract Value is greater than zero, if you have met the GMWB’s terms and conditions, the GMWB component guarantees that you can make withdrawals from the contract each year up to the Non-Lifetime Annual Benefit Amount, or the Lifetime Annual Benefit Amount, as these terms are defined below. The Non-Lifetime Annual Benefit Amount becomes available for withdrawals on the rider date. The Lifetime Annual Benefit Amount is not available for withdrawals until the date the youngest Covered Person covered by the rider reaches a particular age, which is currently age 60 for the single life option and age 65 for the spousal life option. We call this date the GMWB Benefit Eligibility Date. The Non-Lifetime Annual Benefit Amount equals a percentage shown on your rider specifications page (currently 7%) and is multiplied by a value we call the “GMWB Benefit Base”. The Lifetime Annual Benefit Amount equals a percentage we call the “Lifetime Annual Benefit Percentage” multiplied by the GMWB Benefit Base or, if the first withdrawal occurs prior to the GMWB Benefit Eligibility Date, by the lesser of the GMWB Benefit Base and the Contract Value. The Lifetime Annual Benefit Percentage is based on the attained age of the youngest Covered Person on the date of the first withdrawal.
Withdrawals from the contract affect the Non-Lifetime Annual Benefit Amount, the Lifetime Annual Benefit Amount, and the GMWB Benefit Base differently. We have provided a brief summary below. See the “Taking Withdrawals” sections in the description of the GMWB Component for a fuller discussion of the impact of withdrawals.
❖	Certain types of withdrawals will not impact the Non-Lifetime Annual Benefit Amount or the Lifetime Annual Benefit Amount. Cumulative withdrawals in any rider year within the Non-Lifetime Benefit Amount taken before or after the GMWB Benefit Eligibility Date do not reduce the Non-Lifetime Annual Benefit Amount. Cumulative withdrawals in any rider year within the Lifetime Annual Benefit Amount, once you have reached the GMWB Benefit Eligibility Date, do not reduce the Lifetime Annual Benefit Amount.
❖	Certain types of withdrawals will impact the Non-Lifetime Annual Benefit Amount or the Lifetime Annual Benefit Amount.
•	Cumulative withdrawals in any rider year taken before or after the GMWB Benefit Eligibility Date in excess of the Non-Lifetime Annual Benefit Amount reduce the Non-Lifetime Annual Benefit Amount in the same proportion as the Contract Value is reduced by the excess amount of the withdrawals.
•	Withdrawals taken prior to the GMWB Benefit Eligibility Date affect the Lifetime Annual Benefit Amount in several ways. If you take a withdrawal from the Contract prior to the GMWB Eligibility Date we will permanently set the Lifetime Annual Benefit Percentage according to the youngest Covered Person’s attained age on the GMWB Benefit Eligibility Date. You may also reduce the Lifetime Annual Benefit Amount that becomes available to you on the GMWB Benefit Eligibility Date because we will use a different calculation to determine the Lifetime Annual Benefit
Amount than we would have used had a withdrawal not been taken. Additionally, withdrawals taken prior to the GMWB Benefit Eligibility Date will reduce your GMWB Benefit Base and we will use the lesser of this reduced GMWB Benefit Base and the Contract Value in calculating the Lifetime Annual Benefit Amount on the GMWB Benefit Eligibility Date.
•	Cumulative withdrawals in any rider year taken after the GMWB Benefit Eligibility Date in excess of the Lifetime Annual Benefit Amount reduce the Lifetime Annual Benefit Amount in the same proportion as the Contract Value is reduced by the excess amount of the withdrawals.
Regardless of when a withdrawal is taken, withdrawals reduce the GMWB Benefit Base either by the dollar amount of the withdrawal or by the same proportion as the Contract Value is reduced by the withdrawal. (See the “Taking Withdrawals” section in the description of the GMWB Component.)
The GMWB Benefit Base, and ultimately the Non-Lifetime and Lifetime Annual Benefit Amounts, may be increased by premium payments and certain features of the GMWB. We have described how premium payments, features of the rider, and withdrawals affect the benefit in the section “GMWB Component” below.
Like Phoenix Flexible Withdrawal Protector, an alternative GMWB available under this contract, this benefit does not prevent you from taking withdrawals from the contract at any time; however, taking withdrawals prior to the GMWB Benefit Eligibility Date or in excess of the Lifetime Annual Benefit Amount may significantly reduce or eliminate the value of the lifetime guarantees provided by the GMWB component of Phoenix Retirement Protector as described above and in the chart of “Special Risks Associated with Withdrawals” at the end of this section. You should know that withdrawals from the contract have other potential consequences, including potential imposition of surrender charges and premium taxes, and federal income tax consequences. Withdrawals that do not exceed the greater of the Non-Lifetime and Lifetime Annual Benefit Amounts, including withdrawals taken to meet RMDs, are considered to be within the contract’s free withdrawal amount and are not subject to surrender charges under the contract. However, withdrawals, including withdrawals taken to meet RMDs, that exceed the greater of the Non-Lifetime and Lifetime Annual Benefit Amounts, as defined below and the contract’s free withdrawal amount are subject to any surrender charges imposed under the contract. Please see “Surrender of Contract and Withdrawals” and “Federal Income Taxes” for more information.
Contract Value is reduced to zero: Guaranteed Payments
If your Contract Value goes to zero and you have met the conditions of the benefit, the contract and all rights under the contract and rider terminate, and you must choose between lifetime or non-lifetime payments. You should know that the GMWB component does not provide a lifetime benefit amount prior to the GMWB Benefit Eligibility Date. If both the lifetime and non-lifetime options are available to you and you choose lifetime payments, we will pay you the Lifetime Annual Benefit Amount each year until the first death of a Covered Person under the single life option or until the death of the surviving spouse under the spousal life option. If you choose non-lifetime payments, we will pay you the Non-Lifetime Annual Benefit Amount until the GMWB Benefit Base is reduced to zero.
GMDB Component—Feature not available after contract issue date and not available for New York contracts
As noted above, the Phoenix Retirement Protector offers a guaranteed minimum death benefit (GMDB) component which you can elect for an additional fee. The benefit provides a higher GMDB than is provided under the contract so long as the GMDB Benefit Base under the rider exceeds the GMDB under the contract. You may wish to consider this benefit if your goal is to provide a higher death benefit.
Asset Allocation or Strategic Program Requirement
If you purchase Phoenix Retirement Protector, you must select one of the approved asset allocation programs when allocating your premium payments and Contract Value. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs. You may, at any time, switch your current program to another approved program the Company may make available; however, the fee for the rider may vary depending on the program or option you choose. See the table of “Optional Benefit Fees” for details. We reserve the right to restrict availability of investment options.
Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling out of programs altogether will cause the rider to terminate without value. You may request to later re-enroll in a program however re-enrollment will not reinstate the Phoenix Retirement Protector rider. If a program is eliminated while the rider is in effect, we will provide you notice and you must choose among the other approved programs available by working with your registered representative to make an appropriate selection and returning the form we require to the Annuity Operations Division. Descriptions of the programs are found in “Asset Allocation and Strategic Programs” above.
Important Terms and Conditions related to Phoenix Retirement Protector
If you purchased your rider at the time you purchased your contract the rider date is the same as the contract date and rider years are measured the same as contract years. If you purchased your rider after your contract was issued, your rider date is the contract anniversary immediately following the date you elect the rider and your rider years are measured from your rider date.
(i) Guaranteed Minimum Accumulation Benefit (“GMAB”) Component
The GMAB component of the rider guarantees a return of a specified percentage of premiums after each GMAB Waiting Period. A GMAB Waiting Period represents the period of time that must elapse before you qualify for benefits under the GMAB component of the rider. Currently, the GMAB Waiting Period is 10 years, measured from the rider date. The amount of the benefit available after the waiting period depends on the relationship of the Contract Value to a value we call the “GMAB Benefit Base”, which is described below. After the initial GMAB Waiting Period, we will automatically compare the GMAB Benefit Base to the Contract Value after all fees have been deducted. If the GMAB Benefit Base is greater than the Contract Value after all fees have been deducted, we will add an additional amount to your Contract Value and therefore your new Contract Value will equal the GMAB Benefit Base. Whenever such addition occurs, a new GMAB Waiting Period begins. In addition, you may elect to increase, or “step-up” the GMAB Benefit Base as specified below. A new GMAB Waiting Period also begins when you step-up the GMAB Benefit Base. Each new GMAB Waiting Period supersedes any GMAB Waiting Period already in progress and delays the time when we will determine if an additional amount will be added to the Contract Value.
GMAB Benefit Base
As noted above, we compare the Contract Value to the GMAB Benefit Base to determine if an additional amount will be added to the Contract Value at the end of each GMAB Waiting Period. Assuming the rider was issued on the date the contract was issued, the GMAB Benefit Base is equal to the initial premium payment. If your rider is issued after the contract issue date, your GMAB Benefit Base equals the Contract Value on the date the rider is issued. Thereafter, the GMAB Benefit Base is re-calculated whenever certain triggering events occur. Generally speaking, the GMAB Benefit Base will be increased by a percentage of subsequent premium payments, and may be increased by the elective step up feature. Under no circumstances will the GMAB Benefit Base ever exceed a maximum amount equal to 500% of subsequent premiums in the first rider year, plus 100% of other subsequent premiums. The GMAB Benefit Base will be set equal to zero on the date the Contract Value is reduced to zero.
Events and features causing recalculation of the GMAB Benefit Base
❖	Premium Payments Received After the Rider Date
The GMAB Benefit Base will be increased by 100% of any premium payment received after the rider date and within the first rider year in each GMAB Waiting Period. Premiums received following the first rider anniversary within each GMAB Waiting Period do not increase the GMAB Benefit Base.
Sample calculation showing the effect of subsequent premium payments on GMAB Benefit Base

Assume the rider date is June 12, 2009 and that your initial premium (or if applicable, Contract Value) payment on the rider date is $100,000. Your GMAB Benefit Base is set equal to $100,000.
Assume that you make an additional premium payment of $10,000 on August 24, 2009. Since this premium payment was made in the first year during the GMAB Waiting Period, 100% of the premium payment is added to the GMAB Benefit Base. Thus the GMAB Benefit Base is increased to $110,000.
Assume that you make another premium payment of $10,000 on April 5, 2012. Also assume that you have not made an elective GMAB Step-Up since the rider date. Since this premium payment was made in the third year during the GMAB Waiting Period, the GMAB Benefit Base is not increased.
❖	Elective GMAB Step-Up
You may elect to increase, or “step up” the GMAB Benefit Base each rider year when the Contract Value is greater than the GMAB Benefit Base. To elect to step up the GMAB Benefit Base, you must notify us of this election at least 7 days before the end of the rider year. Then we will increase the GMAB Benefit Base to equal the Contract Value on the rider anniversary and a new GMAB Waiting Period will begin. If the GMWB automatic step-up has been suspended (see “Automatic Step-Up Feature” under Guaranteed Minimum Withdrawal Benefit Component below), you may not elect the GMAB step-up until you have reactivated the GMWB automatic step-up.
Sample calculation showing the effect of the elective GMAB Step-Up
Assume the rider date is June 12, 2009 and that your initial premium (or if applicable, Contract Value) payment on the rider date is $100,000. Your GMAB Benefit Base is set equal to $100,000.
Assume that as you approach your June 12, 2015 rider anniversary, you wish to make an elective GMAB Step-Up because your Contract Value has increased since the rider date. Assume that you provide notice more than seven days prior to this anniversary of your request to step up and that you have not opted out of the GMWB step-ups.
Assume that on June 12, 2015 that Contract Value is $170,000. Since you have elected a GMAB step-up, your GMAB Benefit Base is increased to $170,000 and you begin a new GMAB Waiting Period.
Assume that you make an additional premium payment of $10,000 on August 24, 2015. Since this premium payment was made in the first rider year of the current GMAB Waiting Period, the GMAB Benefit Base is increased by the amount of the premium payment. Thus the GMAB Benefit Base is increased to $180,000
❖	First Day Following the End of Each GMAB Waiting Period
On the first day following the end of each GMAB Waiting Period, if the GMAB Benefit Base is less than the Contract Value, the GMAB Benefit Base will be set equal to the Contract Value, after all fees have been deducted.
❖	Withdrawals from the Contract
On the date of any withdrawal from the contract, the GMAB Benefit Base will be reduced in the same proportion as the Contract Value is reduced by the withdrawal.
Sample calculation showing the effect of withdrawals on the GMAB Benefit Base
Assume the rider date is June 12, 2009 and that your initial premium (or if applicable, Contract Value) payment on the rider date is $100,000. Your GMAB Benefit Base is set equal to $100,000.
Assume you make a withdrawal of $14,000 on September 7, 2015 and that your Contract Value on that date was $140,000. In this case, the reduction in Contract Value is 10% ($14,000 divided by $140,000), and accordingly, your GMAB Benefit Base is reduced by 10% to $90,000 ($100,000* 10% = $10,000 and $100,000—$10,000 = $90,000).
Important Considerations Regarding These Events
If your intention is to obtain the benefit provided by the GMAB component at the earliest possible date, you need to complete the initial GMAB Waiting Period, currently ten years. This means that: (1) your initial premium (or if applicable, Contract Value) plus subsequent premium payments made in the first rider year is the amount that you wish to guarantee; and (2) you should not make subsequent premium payments after the first rider year or elect to step up your GMAB Benefit Base in the first ten rider years. You should also understand that although making additional premium payments after the first rider year may reduce the benefit that could be paid at the end of the initial GMAB waiting period, they have the potential to increase the GMAB Benefit Base (elective GMAB Step-Up) and the GMWB Benefit Base. You should work with your registered representative to determine what decision best suits your financial needs.

(ii) Guaranteed Minimum Withdrawal Benefit (“GMWB”) Component
The GMWB component of this rider provides for a lifetime and non-lifetime guaranteed minimum withdrawal benefit. On the rider date, you must choose between the single life option and the spousal life option and you cannot change your election. On the date the Contract Value is reduced to zero, you must choose between lifetime and non-lifetime payments.
The following terms are important to an understanding of this component.
“Annual Benefit Percentage” is a percentage we use to determine the Annual Benefit Amount. The Non-Lifetime Annual Benefit Percentage is shown on your rider specifications page and is currently 7%. For the Lifetime Annual Benefit Percentage, the percentage varies by age as shown below and is established on the date you make the first withdrawal from the contract. If your first withdrawal is prior to the GMWB Benefit Eligibility Date (youngest Covered Person’s 60th birthday for the single life option or 65th birthday for the spousal life option), this percentage is permanently set to 4% on the GMWB Benefit Eligibility Date.
Single Life Attained Age	Lifetime Annual Benefit Percentage	Spousal Life Attained Age	Lifetime Annual Benefit Percentage
<60	0%	<65	0%
60-74	4%	65-74	4%
75-84	5%	75-84	5%
85+	6%	85+	6%

For contracts issued prior to March 9, 2009, see your rider specifications page for the applicable table of Annual Benefit Percentages.
“Covered Person(s)” means the person(s) whose life is used to determine the duration of lifetime payments. A Covered Person must be a natural person
For the single life option, the Covered Person can be one or more lives. If there is one natural person owner, the owner is the Covered Person. If there are multiple natural person owners, all owners are Covered Persons. If the owner is a non-natural person, all annuitants named in the contract become the Covered Persons.
Generally, for the spousal life option, Covered Persons must be two legal spouses under federal law to receive any economic benefit from the election of this option (see Definition of “Spouse” under Optional Benefits for more information). If there is one natural person owner, the owner and the owner’s spouse must be the Covered Persons. The spouse must be the sole beneficiary. If there are two spousal owners, the Covered Persons are the spousal owners, and they must both be each other’s beneficiary. If there are multiple non-spousal owners, or if the owner is a non-natural person, the spousal life option is not allowed.
“GMWB Benefit Base” is the amount established for the sole purpose of determining the Lifetime and Non-Lifetime Annual Benefit Amount. As noted above, while the Contract Value is greater than zero, the Lifetime or Non-Lifetime Annual Benefit Amount is the amount available for withdrawals. When the Contract Value goes to zero the Lifetime or Non-Lifetime Annual Benefit Amount is the amount we will pay to you each year.
On the rider date, the GMWB Benefit Base is equal to the initial premium. If you purchased your rider at the time you purchased your contract, on the rider date the GMWB Benefit Base is equal to the initial premium. If you purchased your rider after your contract was issued, the GMWB Benefit Base is equal to the Contract Value on the rider date. Thereafter, the GMWB Benefit Base is recalculated whenever certain triggering events occur. Generally speaking, assuming no withdrawals have been taken, the GMWB Benefit Base will be increased by additional premium payments, and may be increased as a result of the roll-up and step-up features. Additionally, except for contracts issued in the state of New York, the GMWB Benefit Base may be increased at a particular rider anniversary following the end of the roll-up period by an aspect of the roll-up feature we call the Benefit Base Multiplier. We describe events and features causing recalculation of the GMWB Benefit Base below. Under no circumstances will the GMWB Benefit Base ever exceed a maximum amount. This maximum amount is the sum of 500% of the initial premium plus 500% of subsequent premiums in the first rider year, plus 100% of other subsequent premiums. We will reduce the GMWB Benefit Base for any withdrawals from the contract. The amount of the reduction depends on whether cumulative withdrawals in a rider year exceed the Non-Lifetime Annual Benefit Amount. If they do not exceed this amount, we will reduce the GMWB Benefit Base by the dollar amount of each withdrawal. If they do exceed the Non-Lifetime Annual Benefit Amount, we will reduce the GMWB Benefit Base by the same proportion as the Contract Value is reduced by the amount of the withdrawal in excess of the Non-Lifetime Annual Benefit Amount.
“GMWB Benefit Eligibility Date” means the date your Lifetime Annual Benefit Amount becomes available to you.
•	For the single life option, the GMWB Benefit Eligibility Date is the later of the rider date and the date the youngest Covered Person, as defined below, attains age 60.
•	For the spousal life option, the GMWB Benefit Eligibility Date is the later of the rider date and the date the youngest Covered Person attains age 65. For the spousal life option, if either spouse dies prior to the GMWB Benefit Eligibility Date, we will reset the GMWB Benefit Eligibility Date to the later of the date of the first spousal death, and the date the surviving spouse attains age 65.

The Non-Lifetime Annual Benefit Amount
The Non-Lifetime Annual Benefit Amount represents two distinct values, depending on whether your Contract Value is greater than zero, or whether it has reduced to zero. While your Contract Value is greater than zero, the Non-Lifetime Annual Benefit Amount represents the maximum amount you can withdraw each year without reducing your Non-Lifetime Annual Benefit Amount. If your Contract Value is reduced to zero, and non-lifetime payments are elected, the Non-Lifetime Annual Benefit Amount represents the annual amount we will pay you until the GMWB Benefit Base is reduced to zero.
On the rider date, the Non-Lifetime Annual Benefit Amount is equal to a percentage of the GMWB Benefit Base. We call this percentage the “Non-Lifetime Annual Benefit Percentage”. The percentage for your rider is shown on the rider specifications page and is currently 7%. We may change this percentage in the future and this change would affect riders issued beginning on the date we make the change. After the rider date, the Non-Lifetime Annual Benefit Amount is recalculated whenever any of the following triggering events occur.
Events causing recalculation of the Non-Lifetime Annual Benefit Amount
❖	GMWB Automatic Step-Ups or GMWB Roll-Ups
Each year when a GMWB automatic step-up or GMWB roll-up occurs, the Non-Lifetime Annual Benefit Amount will be equal to the greater of the Non-Lifetime Annual Benefit Amount in effect prior to the GMWB automatic step-up; and the Non-Lifetime Annual Benefit Percentage multiplied by the GMWB Benefit Base after any step-up or roll-up calculation.
❖	Premium Payments Received After the Rider Date
If we receive premium payments after the rider date, and no withdrawals have been made from the contract, then we will increase the Non-Lifetime Annual Benefit Amount on the date we apply premium payments. The amount of this increase is determined by multiplying the Non-Lifetime Annual Benefit Percentage by the amount of the premium payment. However, if you then take withdrawals from the contract in excess of the Non-Lifetime Annual Benefit Amount, we will reduce the Non-Lifetime Annual Benefit Amount as described in “Taking Withdrawals” below.
Withdrawals also stop increases in your GMWB Benefit Base that would have occurred when additional premiums are received by us. If any withdrawals have been made from the contract on or prior to our receipt of an additional premium, we will not increase the GMWB Benefit Base as a result of premium payments made after such withdrawal.
❖	Taking Withdrawals
The following section describes how taking withdrawals will impact the Non-Lifetime Annual Benefit Amount. The Non-Lifetime Annual Benefit Amount may be the only benefit amount available to you under the GMWB component unless you have reached the GMWB Benefit Eligibility Date, which is generally the date the youngest Covered Person attains age 60 if the single life option is in effect, or the date the younger spouse attains age 65, if the spousal life option is in effect.
•	Taking withdrawals from the contract may impact the Non-Lifetime Annual Benefit Amount depending on whether they exceed the Non-Lifetime Annual Benefit Amount. If cumulative withdrawals in any rider year do not exceed the Non-Lifetime Annual Benefit Amount in that year, the Non-Lifetime Annual Benefit Amount will not be reduced.
•	If a withdrawal causes the cumulative withdrawals in any rider year to exceed the Non-Lifetime Annual Benefit Amount, the amount withdrawn in excess of the Non-Lifetime Annual Benefit Amount and any subsequent withdrawals in that rider year are all considered Non-Lifetime excess withdrawals. Each non-lifetime excess withdrawal will reduce the Non-Lifetime Annual Benefit Amount in the same proportion as the Contract Value is reduced by the non-lifetime excess withdrawal.
•	You should know that, currently, withdrawals taken at any time to meet RMD requirements as defined by the Internal Revenue Code do not reduce the Non-Lifetime Annual Benefit Amount. However, we may change this rule at our discretion in which case such withdrawals taken following this change may be considered excess withdrawals as described below.
For IRA and qualified plan contracts, cumulative withdrawals during a rider year will be considered non-lifetime excess withdrawals only if they exceed the greatest of (a), (b) and (c), where:
(a)	=	the current Non-Lifetime Annual Benefit Amount;
(b)	=	the RMD for the 1st calendar year during the rider year; and
(c)	=	the RMD for the 2nd calendar year during the same rider year.
Withdrawals from the contract have other potential consequences, including potential imposition of surrender charges and premium taxes, and federal income tax consequences. Withdrawals, including withdrawals taken to meet RMD requirements that do not exceed the greater of the Non-Lifetime and Lifetime Annual Benefit Amounts are considered to be within the contract’s free withdrawal amount. However, withdrawals that exceed the greater of the Non-Lifetime and Lifetime Annual Benefit Amounts, including withdrawals taken to meet RMD requirements, are subject to any surrender charges imposed under the contract. Please see “Surrender of Contract and Withdrawals” and “Federal Income Taxes” for more information.

The Lifetime Annual Benefit Amount
The Lifetime Annual Benefit Amount is not available until you reach the GMWB Benefit Eligibility Date which is generally the date the youngest Covered Person attains age 60 if the single life option is in effect, or the date the younger spouse attains age 65, if the spousal life option is in effect. Like the Non-Lifetime Annual Benefit Amount, the Lifetime Annual Benefit Amount represents two distinct values, depending on whether your Contract Value is greater than zero, or whether it has reduced to zero. While your Contract Value is greater than zero, the Lifetime Annual Benefit Amount represents the maximum amount you can withdraw each year after the GMWB Benefit Eligibility Date without reducing your Lifetime Annual Benefit Amount. If your Contract Value is reduced to zero, and lifetime payments are elected, the Lifetime Annual Benefit Amount represents the annual lifetime amount we will pay after the GMWB Benefit Eligibility Date.
We first calculate the Lifetime Annual Benefit Amount on the later of the date of the first withdrawal and the GMWB Benefit Eligibility Date as described below. As a result, if you take a withdrawal before the GMWB Benefit Eligibility Date, we will calculate the Lifetime Annual Benefit Amount on the GMWB Benefit Eligibility Date.
❖	Lifetime Annual Benefit Amount calculated on the GMWB Benefit Eligibility Date (withdrawal made prior to the GMWB Benefit Eligibility Date): the Lifetime Annual Benefit Amount equals the Lifetime Annual Benefit Percentage, multiplied by the lesser of the GMWB Benefit Base and the Contract Value.
❖	Lifetime Annual Benefit Amount calculated on the date of the first withdrawal following the GMWB Benefit Eligibility Date: the Lifetime Annual Benefit Amount equals the Lifetime Annual Benefit Percentage multiplied by the GMWB Benefit Base after any GMWB step-up or roll-up calculations.
The Lifetime Annual Benefit Amount is recalculated whenever any of the following triggering events occur.
Events causing recalculation of the Lifetime Annual Benefit Amount
❖	GMWB Automatic Step-Up
Each year when a GMWB Automatic Step-Up occurs, the Lifetime Annual Benefit Amount will be equal to the greater of the Lifetime Annual Benefit Amount in effect prior to the GMWB automatic step-up; and the Lifetime Annual Benefit Percentage multiplied by the GMWB Benefit Base after the step-up calculation.
❖	Taking Withdrawals
The following section describes how taking withdrawals after the GMWB Benefit Eligibility Date affects the Lifetime Annual Benefit Amount after it is first calculated. Whether withdrawals will change the Lifetime Annual Benefit Amount depends on whether they exceed the Lifetime Annual Benefit Amount.
•	If cumulative withdrawals in any rider year following the GMWB Benefit Eligibility Date do not exceed the Lifetime Annual Benefit Amount in that year, the Lifetime Annual Benefit Amount will not be reduced.
•	If a withdrawal causes the cumulative withdrawals in any rider year following the GMWB Benefit Eligibility Date to exceed the Lifetime Annual Benefit Amount, the amount withdrawn in excess of the Lifetime Annual Benefit Amount and any subsequent withdrawals in that rider year are all considered lifetime excess withdrawals. Each lifetime excess withdrawal will reduce the Lifetime Annual Benefit Amount in the same proportion as the Contract Value is reduced by the lifetime excess withdrawal.
•	You should know that, currently, withdrawals taken after the GMWB Benefit Eligibility Date to meet RMD requirements as defined by the Internal Revenue Code do not reduce the Lifetime Annual Benefit Amount. However, we may change this rule at our discretion in which case such withdrawals taken following this change may be considered lifetime excess withdrawals and reduce the Lifetime Annual Benefit Amount as described below.
For IRA and qualified plan contracts, cumulative withdrawals in a rider year after the GMWB Benefit Eligibility Date will be considered excess withdrawals only if they exceed the greatest of (a), (b) and (c), where:
(a)	=	the current Lifetime Annual Benefit Amount;
(b)	=	the RMD for the 1st calendar year during the rider year; and
(c)	=	the RMD for the 2nd calendar year during the same rider year.
Withdrawals from the contract have other potential consequences, including potential imposition of surrender charges and premium taxes, and federal income tax consequences. Withdrawals, including withdrawals taken to meet RMD requirements that do not exceed the greater of the Non-Lifetime and Lifetime Annual Benefit Amounts are considered to be within the contract’s free withdrawal amount. However, withdrawals that exceed the greater of the Non-Lifetime and Lifetime Annual Benefit Amounts, including withdrawals taken to meet RMD requirements, are subject to any surrender charges imposed under the contract. Please see “Surrender of Contract and Withdrawals” and “Federal Income Taxes” for more information.

Events causing recalculation of the GMWB Benefit Base
❖	Premium Payments Received After the Rider Date
If we receive premium payments after the rider date, and no withdrawals have been made from the contract, then we will increase the GMWB Benefit Base. The GMWB Benefit Base will be increased by the dollar amount of each premium payment on the date we receive it. However, if you then take withdrawals from the contract, we will reduce the GMWB Benefit Base as described in “Taking Withdrawals” below. If any withdrawal has been made from the contract on or prior to our receipt of additional premium, we will not increase the GMWB Benefit Base as a result of premium payments made after such withdrawal.
❖	Roll-up Feature
The GMWB roll-up feature allows for an increase, or “roll-up,” in the GMWB Benefit Base during a specified period of time, called the GMWB roll-up period. The roll-up feature is only available to you if no withdrawals have been taken from the contract. Currently, the GMWB roll-up period continues until the 10th rider anniversary following the later of the rider date and the last rider anniversary on which a GMWB automatic step-up, described below, occurs. In no event can the GMWB roll-up period extend beyond the time the younger Covered Person attains a maximum age. This maximum age is the greater of age 95 or the younger Covered Person’s age on the rider date plus 10 years. The increase in GMWB Benefit Base resulting from the roll-up is based upon a comparison of the following three values on each rider anniversary: (i) Contract Value, (ii) GMWB Benefit Base, and (iii) the sum of the GMWB Benefit Base on the prior rider anniversary plus the roll-up amount for the prior rider year, plus subsequent premium payments received during the prior rider year. For calculation of the increase in GMWB Benefit Base provided by the roll-up feature, “subsequent premium payments” means premiums received after the rider date, excluding premium payments received on any rider anniversary. The roll-up amount is determined by multiplying the GMWB Benefit Base after the most recent prior automatic step-up, or for the roll-up at the end of the first rider year or if there have been no prior automatic step-ups, the GMWB Benefit Base on the last valuation date of the first rider year by a percentage, currently 6.5%, except for contracts issued in New York. (For riders issued prior to March 9, 2009, the roll-up amount is determined by multiplying the Benefit Base as of the prior rider anniversary or, for the roll-up amount at the end of the first rider year, the Benefit Base on the last valuation date of the first rider year by 6.5%)
For New York contracts, the current percentage used to calculate the roll-up amount (“Roll-Up Percentage”) is determined in accordance with the following table:
Single Life Attained Age	Roll-Up Percentage	Spousal Life Attained Age	Roll-Up Percentage
50-51	4.0%	55-56	4.0%
52-53	4.5%	57-58	4.5%
54	5.0%	59-60	5.0%
55-56	5.5%	61	5.5%
57	6.0%	62	6.0%
58+	6.5%	63+	6.5%

In addition, for New York contracts, the Roll-Up Percentage will be initially set on the rider date based on the youngest Covered Person’s attained age on the rider date.
Then, if an Automatic Step-Up occurs and there have been no withdrawals from the contract, the Roll-Up Percentage, for the following rider year, will be re-set based on the attained age of the youngest Covered Person on the date of the Automatic Step-Up.
Except for New York contracts, if you have not taken withdrawals from the contract and therefore are eligible for the roll-up feature of the rider, we will consider an additional value in recalculating GMWB Benefit Base on the rider anniversary at or following the end of the GMWB roll-up period on which the youngest Covered Person has attained age 70. This additional value applies the Benefit Base Multiplier, currently 200%, to the sum of the GMWB Benefit Base on the rider date plus subsequent premium received in the first rider year.
The recalculation of the GMWB Benefit Base under the various situations that can exist at the end of the GMWB roll-up period is described below.
❖	Each Rider Anniversary During the GMWB Roll-Up Period
On each rider anniversary, if no withdrawals have been made, the re-calculated GMWB Benefit Base will be set equal to the greater of the following, unless the GMWB automatic step-up feature has been suspended in which case, it will be set to the second of the two values described below:
•	the Contract Value then in effect, (after all fees have been deducted, and provided the GMWB automatic step-up feature has not been suspended);
•	the sum of (i) the GMWB Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

Example 1—Basic application of a roll-up amount.
Assume that you have reached your first rider anniversary and have not made any withdrawals. Assume further that your GMWB Benefit Base on your rider’s effective date was $100,000, your Contract Value is $105,000, you have not made any subsequent premium payments during the prior rider year and the GMWB automatic step-up has not been suspended.
Your GMWB Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:
•	Contract Value = $105,000
•	Sum of (i) and (ii) = $106,500
(i)	GMWB Benefit Base on prior rider anniversary = $100,000
(ii)	Roll-Up Amount for prior rider year = $100,000 x 6.5% = $6,500
Your GMWB Benefit Base will be $106,500.
Example 2—Application of the roll-up amount when there is a prior automatic step-up.
Assume that you have reached the second rider anniversary and have not made any withdrawals. Assume further that your GMWB Benefit Base as of the last rider anniversary was $108,000 due to an GMWB automatic step-up, your Contract Value is $110,000, you have not made any subsequent premium payments during the prior rider year and the GMWB automatic step-up has not been suspended.
Your GMWB Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:
•	Contract Value = $110,000
•	Sum of (i) and (ii) = $115,020
(i)	GMWB Benefit Base on prior rider anniversary = $108,000
(ii)	Roll-Up Amount for prior rider year = $108,000 x 6.5% = $7,020
Your GMWB Benefit Base will be $115,020.
Example 3—Application of the roll-up amount when several rider years have elapsed with no prior automatic step-up.
Assume the GMWB Benefit Base on the first rider anniversary prior to any roll-up calculation was $100,000. Assume that you have reached the fourth rider anniversary without making any withdrawals and without having an automatic step-up. The GMWB Benefit Bases are increased by the Roll-Up Amounts at the end of each of the first 3 rider years and equal:
Year 1: $106,500 = $100,000 + $6,500
Year 2: $113,000 = $106,500 + $6,500
Year 3: $119,500 = $113,000 + $6,500
Assume that, on the 4th rider anniversary, your Contract Value is $115,000 and you have not made any subsequent premium payments.
Your GMWB Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:
•	Contract Value = $115,000
•	Sum of (i) and (ii) = $126,000
(i)	GMWB Benefit Base on prior rider anniversary = $119,500
(ii)	Roll-Up Amount for the recently completed rider year = $100,000 x 6.5% = $6,500
Your GMWB Benefit Base will be $126,000.
Example 4—Impact of a Subsequent Premium Payment on the GMWB Benefit Base.
Assume the GMWB Benefit Base on your rider’s effective date was $100,000. Assume there is no automatic step-up at the end of the first rider year and you have not taken any withdrawals. The GMWB Benefit Base at the end of the 1st rider year is increased by the Roll-Up Amount and equals $106,500 = $100,000 + $6,500.
Assume that 3 months in to the 2nd rider year you make a Subsequent Premium Payment of $50,000. The GMWB Benefit Base is increased to $156,500 ($106,500 = $50,000) due to the premium payment.
Assume that, on the 2nd rider anniversary, your Contract Value is $140,000.

Your GMWB Benefit Base will be recalculated on your 2nd rider anniversary to be the greatest of the following:
•	Contract Value = $140,000
•	GMWB Benefit Base in Effect = $156,500
•	Sum of (i), (ii), and (ii) = $163,000
(iv)	GMWB Benefit Base on prior rider anniversary = $106,500
(v)	Roll-Up Amount for the recently completed rider year = $100,000 x 6.5% = $6,500
(vi)	Subsequent Premium Payments during the recently completed rider year = $50,000
Your GMWB Benefit Base will be $163,000.
❖	The Rider Anniversary Following the End of the GMWB Roll-Up Period.
If the GMWB roll-up period has ended, and no withdrawals have been made from the contract, we will re-calculate the GMWB Benefit Base on the rider anniversary following the end of the GMWB roll-up period.
New York contracts
The Benefit Base Multiplier is not available for contracts issued in New York. As a result, for New York contract, on the rider anniversary following the end of the roll-up period, the GMWB Benefit Base will be set equal to the greater of the following unless the automatic step-up feature has been suspended, in which case, it will be set to the second of the two values described below:
•	the Contract Value then in effect, (after all fees have been deducted, provided the automatic step-up feature has not been suspended);
•	the sum of (i) the GMWB Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.
Contracts other than New York contracts
For contracts other than New York contracts, when we recalculate the GMWB Benefit Base on the rider anniversary following the end of the roll-up period, the amount of the recalculated GMWB Benefit Base will depend on whether the youngest Covered Person has attained the Benefit Base Multiplier Age, currently age 70, by that rider anniversary. If the youngest Covered Person has not attained age 70 by the rider anniversary immediately following the end of the roll-up period, then we will re-calculate the Benefit Base again on the rider anniversary next following the date the youngest Covered Person attains age 70. For each situation, the recalculated GMWB Benefit Base is determined as described below.
1.	Assuming the youngest Covered Person has not yet attained age 70 by the rider anniversary immediately following the end of the GMWB roll-up period, then, on that rider anniversary, the GMWB Benefit Base will be set equal to the greater of the following, unless the GMWB automatic step-up feature has been suspended in which case, it will be set to the second of the two values described below:
•	the Contract Value then in effect, (after all fees have been deducted, provided the GMWB automatic step-up feature has not been suspended);
•	the sum of (i) the GMWB Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

Assume the GMWB Benefit Base on the first rider anniversary prior to any roll-up calculation was $100,000 and that you have reached the rider anniversary following the end of the roll-up period, the youngest Covered Person has not yet attained age 70 and you have not made any withdrawals. Assume further that your contract has never had an automatic step-up, your GMWB Benefit Base as of your prior rider anniversary was $158,500, your Contract Value is $105,000, you have not made any subsequent premium payments during the prior rider year and the automatic step-up has not been suspended.
Your GMWB Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:
•	Contract Value = $105,000
•	Sum of (i) and (ii) = $165,000
(i)	GMWB Benefit Base on prior rider anniversary = $158,500
(ii)	Roll-Up Amount for prior rider year = $100,000 x 6.5% = $6,500
Your GMWB Benefit Base will be $165,000.

2.	Assuming the youngest Covered Person has attained age 70 by the rider anniversary immediately following the end of the GMWB roll-up period, then, on that rider anniversary, the GMWB Benefit Base will be set equal to the greatest of the following, unless the GMWB automatic step-up feature has been suspended in which case, it will be set to the greater of the latter two values described below:
•	the Contract Value then in effect, (after all fees have been deducted, provided the GMWB automatic step-up feature has not been suspended);
•	the Benefit Base Multiplier, currently 200%, multiplied by the sum of (i) the GMWB Benefit Base on the rider date, plus (ii) all subsequent premium payments received during the first rider year;
•	the sum of (i) the GMWB Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

Assume that the contract is not a New York contract so the Benefit Base Multiplier is 200% and that you have reached the rider anniversary following the end of the GMWB roll-up period, the youngest Covered Person has attained age 70 and you have not made any withdrawals. Assume further that your contract has never had an automatic step-up, your GMWB Benefit Base as of your last rider anniversary was $158,500, your GMWB Benefit Base on the rider date was $100,000, your Contract Value is $105,000, you have not made any subsequent premium payments after the rider date and the GMWB automatic step-up has not been suspended.
Your GMWB Benefit Base will be re-calculated on your rider anniversary to be the greatest of the following:
•	Contract Value = $105,000
•	200% x Sum of (i) and (ii) = $200,000
(i)	GMWB Benefit Base on the rider date = $100,000
(ii)	Subsequent premium payments = $0
•	Sum of (i) and (ii) = $165,000
(i)	GMWB Benefit Base on prior rider anniversary = $158,500
(ii)	GMWB Roll-Up Amount for prior rider year = $100,000 x 6.5% = $6,500
Your GMWB Benefit Base will be $200,000.
❖	For contracts other than New York contracts-Rider Anniversary Next Following Youngest Covered Person’s 70th Birthday Occurring After the Rider Anniversary Immediately Following the End of the GMWB Roll-Up Period
For contracts other than New York contracts, assuming no withdrawals have been taken and the youngest Covered Person attains age 70 after the rider anniversary immediately following the end of the roll-up period, then on the next rider anniversary following the date the youngest Covered Person attains age 70, the GMWB Benefit Base will be set equal to the greatest of the following, unless the GMWB automatic step-up feature has been suspended in which case, it will be set to the greater of the latter two values described below:
•	the Contract Value then in effect, after all fees have been deducted, (provided the GMWB automatic step-up feature has not been suspended);
•	the GMWB Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary;
•	the Benefit Base Multiplier, currently 200%, multiplied by sum of the GMWB Benefit Base on the rider date plus all subsequent premium payments received during the first rider year.

Assume that the contract is not a New York contract so the Benefit Base Multiplier is 200% and that you reached the rider anniversary following the end of the GMWB roll-up period several years ago, but still have not made any withdrawals from the contract. However, the youngest Covered Person celebrated his 70th birthday during the prior rider year. Assume further, your GMWB Benefit Base on the prior rider anniversary was $180,000, your GMWB Benefit Base on the rider date was $100,000, your Contract Value is $105,000, you have not made any subsequent premium payments after the rider date and the GMWB automatic step-up has not been suspended.
Your GMWB Benefit Base will be re-calculated on your rider anniversary to be the greatest of the following:
•	Contract Value = $105,000
•	GMWB Benefit Base on prior rider anniversary = $180,000
•	200% x Sum of (i) and (ii) = $200,000
(i)	GMWB Benefit Base on the rider date = $100,000
(ii)	Subsequent premium payments = $0

Your GMWB Benefit Base will be $200,000.
❖	Each Rider Anniversary After the Earlier of the First Withdrawal and the Rider Anniversary Following the End of the GMWB Roll-Up Period (except Rider Anniversary next following youngest Covered Person’s 70th birthday after the end of the GMWB Roll-Up Period)
On each rider anniversary after the earlier of the first withdrawal and the rider anniversary following the end of the GMWB roll-up period, we will re-calculate the GMWB Benefit Base. The GMWB Benefit Base will be set equal to the greater of the following, unless the GMWB automatic step-up feature has been suspended, in which case, it will be set to the second of the two values described below:
•	the Contract Value then in effect, after all fees have been deducted, (provided the GMWB automatic step-up feature, described below, has not been suspended); and
•	the GMWB Benefit Base on the prior rider anniversary adjusted for any withdrawals taken since the prior rider anniversary plus, if no withdrawals have been made, any premium payments made since the prior rider anniversary.

Assume that you are out of the GMWB roll-up period. Assume further, your GMWB Benefit Base on the prior rider anniversary is $106,500, your Contract Value is $110,000 and the GMWB automatic step-up has not been suspended. Your GMWB Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:
•	Contract Value = $110,000
•	GMWB Benefit Base on prior rider anniversary = $106,500
Your GMWB Benefit Base will be $110,000.
❖	GMWB Automatic Step-Up Feature
The GMWB component of Phoenix Retirement Protector includes an automatic step-up feature. Like the GMWB roll-up feature, the GMWB automatic step-up feature allows for an increase in the GMWB Benefit Base. At set intervals, currently on each anniversary of the rider date, we will automatically compare the Contract Value, after deduction of all fees, to the GMWB Benefit Base then in effect; that is, the GMWB Benefit Base on the prior rider anniversary and, if no withdrawals have been taken, any premium payments made since the prior rider anniversary and reduced by withdrawals as described in “Taking Withdrawals”. If the Contract Value, after deduction of all fees, is greater than such GMWB Benefit Base, we will automatically increase, or “step-up” the GMWB Benefit Base to equal the Contract Value. You should know that the fee percentage for the rider may be increased if we step-up the GMWB Benefit Base. If you do not decline the automatic step-up, you will pay the current rider fee then in effect beginning on the date of any automatic step-up of the GMWB Benefit Base. You can decline the increase by contacting us no later than seven days prior to the rider anniversary. If you decline the step-up, the GMWB automatic step-up will not occur, and the automatic GMWB step-up feature will be suspended immediately and GMAB step-ups provided under the GMAB component of the rider cannot be elected. If you decline a GMWB automatic step-up in the GMWB Benefit Base, we will continue to calculate any roll-ups as described above. Assuming your rider is still in effect at the next step-up interval, you may reactivate the automatic GMWB step-up option by contacting us at the phone number or address provided on the first page of the prospectus.
❖	Taking Withdrawals
The GMWB Benefit Base is reduced for all withdrawals regardless of whether they occur before or after the GMWB Benefit Eligibility Date. The amount by which the GMWB Benefit Base is reduced for withdrawals depends on whether and by how much the withdrawals taken in a rider year exceed the Non-Lifetime Annual Benefit Amount. Cumulative withdrawals in any rider year that do not exceed the Non-Lifetime Annual Benefit Amount reduce the GMWB Benefit Base by the amount of the withdrawals. Cumulative withdrawals in any rider year that exceed the Non-Lifetime Annual Benefit Amount (Non-Lifetime excess withdrawals) reduce the GMWB Benefit Base by the same proportion as the Contract Value is reduced by Non-Lifetime excess withdrawal.
Payment of the Lifetime or Non-Lifetime Annual Benefit Amount when the Contract Value is greater than zero
Each year when the Contract Value is greater than zero, you may take withdrawals equal to the Lifetime Annual Benefit Amount so long as you have reached the GMWB Benefit Eligibility Date. You may take withdrawals equal to the Non-Lifetime Annual Benefit Amount then in effect at any time when the Contract Value is greater than zero. You can establish a Systematic Withdrawal Program for payments of a specified amount or can request payments according to your own schedule. See “Systematic Withdrawal Program” for additional details about how to use this program and the program’s restrictions.
Payment of the Lifetime or Non-Lifetime Annual Benefit Amount when the Contract Value goes to zero
If, when the Contract Value goes to zero, the GMWB Benefit Base is greater than zero, you must choose between receiving non-lifetime and lifetime monthly payments. The Lifetime Annual Benefit Amount is not available to you before the GMWB Benefit Eligibility Date.
We may, at our discretion, permit or require other payment frequencies subject only to our minimum amount per payment requirement.

•	Non-Lifetime Payments
If the GMWB Benefit Base is greater than zero you may choose to receive monthly non-lifetime payments. The non-lifetime payments will be equal to one twelfth of Non-Lifetime Annual Benefit Amount. Payments will begin one month after the Contract Value is reduced to zero and will end when the GMWB Benefit Base is reduced to zero. The GMWB Benefit Base is reduced by each non-lifetime payment.
•	Lifetime Payments
If the GMWB Benefit Base is greater than zero, you may choose to receive monthly lifetime payments. The lifetime benefit payments will be equal to one twelfth of Lifetime Annual Benefit Amount. Payments will begin one month following later of the date the Contract Value goes to zero and the GMWB Benefit Eligibility Date. We will make these payments under the single life option or the spousal life option, whichever you selected at the time you purchased the rider. For the single life option, all Covered Persons must be living on the date we make the first payment, and for the spousal life option, at least one spouse must be living. Payments will continue until the first death of any Covered Person(s) for the single life option, or until the death of the surviving spouse for the spousal life option.
Maximum Maturity Date Benefit
If your Contract Value is greater than zero and you cannot extend the maturity date of the contract any later, this rider allows you to exchange the Contract Value for lifetime payments equal to the Lifetime Annual Benefit Amount or non-lifetime payments equal to the Non-Lifetime Annual Benefit Amount in lieu of applying the Contract Value to one of the annuity payment options offered under the contract. Otherwise, your contract will enter the annuity period and you may choose any of the annuity options then available. See “The Annuity Period”
(iii) Guaranteed Minimum Death Benefit (“GMDB”)—Feature not available for New York contracts
The GMDB component of the Phoenix Retirement Protector rider is optional. The GMDB component guarantees a minimum death benefit if the GMDB Benefit Base, which is the same as the GMWB Benefit Base prior to the GMDB Maximum Age, is greater than the death benefit payable under the contract when any Covered Person dies prior to the earliest of the following dates:
1.	the maturity date of the contract,
2.	the date the Contract Value is reduced to zero,
3.	the rider anniversary following the date the oldest Covered Person attains a particular age specified in rider. We call this the GMDB Maximum Age. Currently, this age is 85.
If the GMDB Benefit Base is greater than the death benefit payable under the contract, this optional GMDB guarantees an additional death benefit amount. This guaranteed amount is the difference between the contract’s death benefit and the GMDB Benefit Base. You should know that this optional component does not provide any value once the Contract Value goes to zero or the oldest Covered Person attains age the GMDB Maximum Age.
Sample calculation showing the value of the GMDB component before and after the GMDB Maximum Age
Death Prior to Age 85
Assume you die prior to attaining age 85. Assume the death benefit available under your contract is equal $125,000 on the date of death. Further assume that the GMDB Benefit Base is equal to $130,000 on the date of death. The optional GMDB will pay you an additional death benefit amount equal to $5,000.
Death After Age 85
Assume you die after attaining age 85. Assume the death benefit available under your contract is equal $95,000 on the date of death. The GMDB Death Benefit Base is equal to your Contract Value or $80,000 on the date of death. The optional GMDB will not pay you an additional death benefit amount. You will receive the $95,000 death benefit available under your base contract.
Termination of Phoenix Retirement Protector Rider
The rider will terminate without value on the date the first of any of the following events occur:
•	any Covered Person is changed;
•	annuity payments begin under an annuity payment option as described in the base contract;
•	the contract, to which the rider is attached, terminates;
•	the owner elects to terminate the rider;
•	that any portion of the Contract Value is no longer invested in one of the approved asset allocation programs;
•	the Contract Value and GMWB Benefit Base are both reduced to zero;

•	if the Contract Value has been reduced to zero and lifetime payments have been elected, if any Covered Person under the Single Life Option, or the surviving Covered Person under the Spousal Life Option dies;
•	you assign any rights or interest in this rider.
Once the rider is terminated, it cannot be reinstated.

Special Risks Associated with Withdrawals
The following chart demonstrates special risks associated with taking withdrawals when the Phoenix Retirement Protector Rider is attached to a contract when the Contract Value and Benefit Base are both greater than zero. Whether or not a withdrawal is considered “permitted” or “excess” is described in the section “Taking Withdrawals”, in the description of the GMWB Benefit Base. When the Contract Value is reduced to zero, non-lifetime or lifetime payments (whichever selected) will begin and withdrawals are no longer allowed from the contract.
Scenario	No Withdrawals	Permitted Withdrawals	Excess Withdrawals
Automatic Contract Value reduction		X	X
Reduction to GMWB Benefit Base and GMAB Benefit Base		X	X
Reduction to current Non-Lifetime Annual Benefit Amount			X
Reduction to current Lifetime Annual Benefit Amount			X
Gives you the highest potential Annual Benefit Amount available under the rider[1]	X
Cancels your ability to have subsequent premium payments automatically increase the GMWB Benefit Base		X	X
Cancels your ability to “roll-up” and increase your GMWB Benefit Base		X	X
Reduces the likelihood of a GMWB automatic step-up2		X	X
Premium payments increase the GMWB Benefit Base	X
Potential to terminate the rider without value if reduces the Contract Value to zero			X
Permanently sets the Lifetime Annual Benefit Percentage		X	X
Permanently sets the Lifetime and Non-Lifetime Annual Benefit Amounts if the Contract Value is reduced to zero and the GMWB Benefit Base is greater than zero		X
Potential surrender charges			X
Potential premium taxes and/or federal income tax consequences		X	X
[1]	The potential Annual Benefit Amount is greatest if at the end of the GMWB roll-up period, no withdrawals have been made and the youngest Covered Person has attained the Benefit Base Multiplier Age.
[2]	In order to obtain a GMWB automatic step-up, your Contract Value must be greater than your GMWB Benefit Base on the rider anniversary. If you make withdrawals, your Contract Value will automatically decline, therefore reducing the likelihood that your Contract Value will be greater than your Benefit Base on your next rider anniversary, thus also reducing the likelihood that you will be able to step-up your Benefit Base.

Notice for New York Contract Owners regarding guaranteed withdrawal benefits:
Withdrawals in excess of the guaranteed withdrawal amount, called “excess withdrawals”, will result in a permanent reduction in future guaranteed withdrawal amounts. New York Contract Owners may contact us prior to requesting a withdrawal to obtain a personalized transaction specific calculation showing how the withdrawal will reduce the future guaranteed withdrawal amount.

Surrender of Contract and Withdrawals
If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Variable Annuity Payment Options K or L.
Prior to the Maturity Date, you may withdraw up to 10% of the Contract Value in a contract year, either in a lump sum or by multiple scheduled or unscheduled withdrawals, without the imposition of a surrender charge. If the RMD is greater than 10% of the Contract Value, the RMD may be made without the imposition of a surrender charge. During the first contract year, the 10% or RMD withdrawal without a surrender charge will be determined based on the Contract Value at the time of the first partial withdrawal. In all subsequent years, the 10% or RMD will be based on the previous contract anniversary value. Withdrawals are subject to income tax on any gain plus a 10% penalty tax if the policyholder is under age 59 ½. See “Federal Income Taxes.”
The appropriate number of Accumulation Units of an investment option will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a withdrawal from multiple investment options will be redeemed on a pro rata basis unless you designate otherwise. Contract Values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See “Payment Deferral.” Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See “Surrender Charges.” Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.
You must sign a form satisfactory to us to take a withdrawal, surrender, or replace your contract. For your protection, the form must be requested from our Operations Division by you or your agent. The form requested and sent to you for that particular transaction must be returned to the address specified on the form, in order to process the transaction. For your protection, we require a signature guarantee for surrenders, partial withdrawals, or loans (if your contract provides for loans) over $100,000.In addition, there is a possibility that withdrawals may be included in the definition of “net investment income” for purposes of section 1411 of the Internal Revenue Code. If section 1411 applies to the income, in addition to income tax, there is an additional tax of 3.8 percent. Section 1411 is imposed only on taxpayers whose income exceeds a stated threshold amount.
Contract Termination
The contract will terminate without value, if on any valuation the Contract Value is zero, unless you elected the Guaranteed Minimum Withdrawal Benefit rider and the Benefit Amount is greater than zero. Phoenix will notify you in writing that the contract has terminated.
Payment Upon Death Before Maturity Date
When is the Death Benefit Payable?
A death benefit is payable when the owner (or primary Annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.
Who Receives Payment?
❖	Death of an Owner/Annuitant
If the owner/annuitant dies before the contract Maturity Date, the death benefit will be paid under the contract to the owner/annuitant’s beneficiary. If the spouse is the beneficiary, see “Spousal Beneficiary Contract Continuance.”
❖	Death of an Owner – Multiple Owners
If one of the owners dies prior to the Maturity Date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).
❖	Death of an Annuitant who is not the Owner
If the owner and the Annuitant are not the same individual and the Annuitant dies prior to the Maturity Date, the owner becomes the Annuitant and the contract continues, unless the owner appoints a new Annuitant. If a Joint Annuitant dies prior to the Maturity Date, the owner may appoint a new Joint Annuitant. The death of an Annuitant or Joint Annuitant will not cause the death benefit to be paid.
❖	Death of Owner who is not the Annuitant
If the owner who is not the annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner’s beneficiary, unless the beneficiary is the spouse. The survival of the annuitant does not affect this payment. If the spouse is the beneficiary, see “Spousal Beneficiary Contract Continuance” below.
❖	Spousal Beneficiary Contract Continuance
If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the named contract beneficiary, the spousal beneficiary can continue the contract as the owner.
❖	Ownership of the Contract by a Non-Natural Person
If the owner is not an individual and the primary Annuitant dies before the Maturity Date, we will pay the death benefit to the owner.

What is the Death Benefit Amount?
The owner shall elect any of the available Death Benefit Options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.
❖	Death Benefit Option 1—Return of Premium
Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:
a)	the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
b)	the Contract Value on the Claim Date.
❖	Death Benefit Option 2—Annual Step-Up
This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.
Upon the death of the owner who has not attained age 81 the death benefit is the greatest of:
a)	the sum of all premium payments, less adjusted partial withdrawals (as defined below);
b)	the Contract Value on the Claim Date; or
c)	the annual step-up amount (as defined below).
Upon the death of the owner who has attained age 81, the death benefit is the greater of:
a)	the death benefit amount at the end of the contract year prior to the owner attaining age 81, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner attaining age 81; or
b)	the Contract Value on the Claim Date.
If the owner is not an individual, the age of the primary Annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse’s attained age.
❖	Death Benefit Option 3—Earnings Enhancement Benefit
The availability of this option is subject to state approval.
This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 76 on the Contract Date.
Upon the death of the owner who has not attained age 70 on the Contract Date, the death benefit is the greater of:
a)	the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
b)	the Contract Value on the Claim Date plus 40% of the relief amount (as defined below).
Upon death of the owner who has attained age 70, but is less than 76 on the Contract Date, the death benefit is the greater of:
a)	the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
a)	the Contract Value on the Claim Date plus 25% of the relief amount (as defined below).
If the owner is not an individual, the age of the primary Annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 3, the death benefit will be calculated using the surviving spouse’s attained age. The spouse's attained age at the death of the deceased owner will be used to determine the percentage of Relief Amount, if any. Death Benefit Option 4—Greater of Annual Step-Up or Annual Roll-Up.
The availability of this option is subject to state approval.
This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 81 on the Contract Date.
Upon the death of the owner who has not attained age 81 on the Contract Date, the death benefit is the greater of:
a)	the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
b)	the Contract Value on the Claim Date; or
c)	the Annual Step-up Amount (as defined below) on the Claim Date; and
d)	the Annual Roll-up Amount (as defined below) on the Claim Date.
On the contract anniversary following the oldest owner's attained age 81, the death benefit less any premium tax is the greater of:
a)	the death benefit calculated at the end of the Contract year prior to the oldest owner's attained age 81, plus the sum of all premium payments, less adjusted partial withdrawals (as defined below); and
b)	the Contract Value on the Claim Date.

If the owner is not an individual, the age of the primary Annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 4, the death benefit will be calculated using the surviving spouse’s attained age.
Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the Contract Value and the death benefit (prior to the withdrawal) on the withdrawal date.
Annual Roll-Up: In the first Contract Year the Annual Roll-up Amount is equal to the initial premium payment (or if applicable, Contract Value). At the beginning of the second Contract Year or any subsequent Contract Year, the Annual Roll-up Amount is equal to the Annual Roll-up Amount at the end of the previous Contract Year multiplied by a factor of 1.05, plus 100% of premium payments, less Adjusted Partial Withdrawals made since the end of the previous Contract Year. The Annual Roll-up Amount may not exceed 200% of total premium payments less Adjusted Partial Withdrawals.
Annual Step-up Amount: In the first contract year the Annual Step-Up Amount is equal to the sum of all premium payments less adjusted partial withdrawals. After that, in any following contract year the Annual Step-Up Amount equals the greater of (1) the Annual Step-Up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the Contract Value.
Modified Premium Payments: Modified Premium Payments equal the sum of all premium payments made less any withdrawals of premiums. If there are no withdrawals or the withdrawal does not exceed the difference between the Contract Value and cumulative premiums made, the value is zero.
Relief Amount: the Relief Amount is equal to the Contract Value less modified premium payments not to exceed the following maximum amount:
•	When the age of the eldest owner on the Contract Date is less than 70, the maximum relief amount equals 200% multiplied by:
1)	the sum of modified premium payments (made prior to the date of the death benefit calculation) minus
2)	the sum of premium payments (made during the prior 12 months of the death benefit calculation date).
•	When the eldest owner on the Contract Date has attained age 70 but has not attained age 76, the maximum relief amount equals 100% multiplied by:
1)	the sum of modified premium payments (made prior to the date of the death benefit calculation) minus
2)	the sum of premium payments (made during the 12 months prior to the death benefit calculation date).
There are a number of options for payment of the death benefit, including lump sum, systematic withdrawals and annuity. Depending upon state law, the death benefit payment to the beneficiary may be subject to state inheritance or estate taxes and we may be required to pay such taxes prior to distribution. There are specific Internal Revenue Code requirements regarding payment of the death benefits, see “Federal Income Taxes.” A recipient should consult a legal or tax adviser in selecting among the death benefit payment options.
We reserve the right to discontinue offering any one of the available Death Benefit Options in the future.
If you are the beneficiary of a deceased Owner’s Contract and are utilizing this Contract as an Inherited/Stretch Annuity, only the Return of Premium death benefit is available to you.
Retained Asset Account
Death benefit proceeds will be payable in a single lump sum. At the time of payment you may elect to have the full death benefit amount sent to you. Unless otherwise provided for under state law, if you do not elect a single lump sum, the proceeds of the death benefit payable to an individual, trust or estate will be applied to the Phoenix Concierge Account (“PCA”), an interest bearing draft account with check writing privileges. The PCA is generally not offered to corporations or similar entities. You may opt out of the PCA at any time by writing a check from the PCA for the full amount of your balance or by calling our Annuity Service Center. A supplementary contract may be issued when death benefit proceeds are paid through the PCA.
The PCA is part of our general account. It is not a checking or bank account and is not insured by the FDIC, National Credit Union Share Insurance Fund (“NCUSIF”), or any other state or federal agency which insures deposits. No additional amounts aside from the death benefit may be deposited into the PCA. As part of our general account, it is subject to the claims of our creditors. We may receive a financial benefit from earnings on amounts left in the PCA. The guarantee of principal is based on the claims-paying ability of the Company and principal is covered by the state guaranty association. Interest paid on amounts in the PCA is taxable as ordinary income in the year such interest is credited. Amounts in the PCA may become subject to state abandoned and unclaimed property laws.
Unclaimed Property
States have abandoned and unclaimed property laws and regulations which generally declare amounts due under annuity contracts or life insurance policies to be abandoned after a period of inactivity, which is generally three to five years from the date a benefit is due and payable. These laws generally apply to maturity or death benefits. The value in an insurance policy or contract is not considered as abandoned or unclaimed merely because a withdrawal or surrender is permitted but not requested; there needs to be an event, such as a death, that makes the amount due. Under such an unclaimed property law, when the owner dies and a payment of the death benefit is triggered, if after a thorough search, we are unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, state laws and regulations may mandate that the death benefit proceeds be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the proceeds escheated (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your address and your beneficiary designations, including their addresses, if and as they change. Please call us to make such changes.
Internet, Interactive Voice Response and Telephone Transfers

You may transfer your Contract Value among the available fixed and variable investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response (“IVR”) or telephone. The Company may discontinue any of these options and may provide other options at any time.
Phoenix and 1851 Securities (“1851”), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and 1851 may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and 1851 reasonably believe to be genuine.
We may modify or terminate your transfer and allocation privileges. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.
If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. Like an individual transfer request, the transfer request must be submitted in good order to be processed.
Prior to the Maturity Date of your contract, you may elect to transfer all or any part of the Contract Value among one or more investment options or the GIA subject to the limitations established for the GIA. A transfer from an investment option will result in the redemption of Accumulation Units and, if another investment option is selected, in the purchase of Accumulation Units. The exchange will be based on the values of the Accumulation Units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among investment options or the GIA does not automatically change the premium payment allocation schedule of your contract.
You may also request transfers and changes in premium payment allocations among available investment options or the GIA by Internet, Interactive Voice Response and telephone by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date, or by writing to the address listed on the first page of this prospectus. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer and allocation change privileges may be modified or terminated at any time on a case-by-case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.
Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the Contract Value in the GIA at the time of transfer.
No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first 12 transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the 12 transfer limit. There are additional restrictions on transfers from the GIA as described above and in the section titled, “GIA.”
Transfers to the GIA are not permitted during the first contract year. After the first contract year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the Contract Value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.

Market Timing and Other Disruptive Trading

We discourage market timing activity, frequent transfers of contract value among investment options and other activity determined to be “Disruptive Trading”, as described below. Your ability to make transfers among investment options under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes “Disruptive Trading” that may disadvantage or potentially harm the rights or interests of other contract owners.
“Disruptive Trading” includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:
❖	dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;
❖	an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and
❖	increased brokerage and administrative expenses.
To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.
Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your contract, we may (but are not obligated to):
❖	limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),
❖	restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),
❖	require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),
❖	or implement and administer redemption fees imposed by one or more of the underlying funds, or
❖	impose other limitations or restrictions.
Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a contract owner’s transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. We monitor these transfers on an individual basis, rather than on a batch basis. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.
Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.
Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner’s right to make Internet and IVR transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.
We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential affects of Disruptive Trading, while recognizing the need for contract holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.
We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.
We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a contract owner’s Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all

Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.
Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason.
We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.
We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.
The Annuity Period

The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.
Annuity Payments
Annuity payments will begin on the contract’s maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is selected.
Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for five years. If you have not selected an Annuity Payment Option by the Maturity Date, the default is Annuity Payment Option I—Variable Life Annuity with 10-Year Period Certain. For more information, see “Annuity Payment Options.”
If the amount to be applied on the Maturity Date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Payment Option would be less than $20, we may make a single sum payment equal to the total Contract Value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.
Your contract specifies a Maturity Date at the time of its issuance. However, you may subsequently elect a different Maturity Date. The Maturity Date may not be earlier than the fifth contract anniversary. The latest Maturity Date is the contract anniversary nearest the Annuitant’s 95th birthday or ten years from the Contract Date, unless agreed otherwise. Generally, under qualified plans or IRAs, the Maturity Date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70½ or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA. A policyholder can defer the maturity date if we receive documentation concerning the policyholder’s satisfaction of Internal Revenue Code Required Minimum Distributions. See “Federal Income Taxes.” A policyholder can defer the maturity date to the contract anniversary nearest the annuitant’s 95th birthday if we receive documentation concerning the policyholder’s satisfaction of RMD provisions, See “Federal Income Taxes”.
The Maturity Date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional Maturity Date. If you do not elect a Maturity Date, which is different from the provisional Maturity Date, the provisional Maturity Date becomes the Maturity Date.
Annuity Payment Options
Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below.
After the first annuity payment, you may not change the elected annuity payment option
No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Variable Annuity Payment Options K or L.
With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each investment option to be credited is based on the value of the accumulation units in that investment option and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we’ll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each investment option to which annuity units are credited.
The initial payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the investment option is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.
The level of annuity payments payable under the following Annuity Payment Options is based upon the Annuity Payment Option selected. In addition, such factors as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration and more frequent the payments, the lower the annuity payment amount.
The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of Contract Value as of the payment calculation date by the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and Joint Annuitant at that time.
We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the investment options. For more information, see “Charges for Mortality and Expense Risks” and “Charges for Administrative Services.” Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.
The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options; however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.
Option A—Life Annuity with Specified Period Certain
A fixed payout annuity payable monthly while the Annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.
Option B—Non-Refund Life Annuity
A fixed payout annuity payable monthly while the Annuitant is living. No monthly payment, death benefit or refund is payable after the death of the Annuitant.
Option D—Joint and Survivor Life Annuity
A fixed payout annuity payable monthly while either the Annuitant or Joint Annuitant is living. You must designate the Joint Annuitant at the time you elect this option. The Joint Annuitant must be at least age 40 on the first payment calculation date.
Option E—Installment Refund Life Annuity
A fixed payout annuity payable monthly while the Annuitant is living. If the Annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.
Option F—Joint and Survivor Life Annuity with 10-Year Period Certain
A fixed payout annuity payable monthly while either the Annuitant or Joint Annuitant is living, or if later, the end of 10 years. You must designate the Joint Annuitant at the time you elect this option. The Joint Annuitant must be at least age 40 on the first payment calculation date.
Option G—Payments for Specified Period
A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the Annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the Annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.
Option H—Payments of Specified Amount
Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

Option I—Variable Life Annuity with 10-Year Period Certain
A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this payment option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.
Option J—Joint Survivor Variable Life Annuity with 10-Year Period Certain
A variable payout annuity payable monthly while either the Annuitant or Joint Annuitant is living, or if later, the end of 10 years. You must designate the Joint Annuitant at the time you elect this option. The Joint Annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.
Option K—Variable Annuity for a Specified Period
A variable payout annuity payable monthly over a specified period of time. Payments continue whether the Annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the Annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed Annuity Units in each investment option and affect the amount of future payments. For details, see “Variable Annuity Payments” and “Calculation of Annuity Payments” in the SAI.
Option L—Variable Life Expectancy Annuity
This option provides a variable income which is payable over the Annuitant’s annually recalculated life expectancy or the annually recalculated life expectancy of the Annuitant and Joint Annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the Contract Value and affect the amount of future payments. Upon the death of the Annuitant (and Joint Annuitant, if applicable), any remaining Contract Value will be paid in a lump sum to the beneficiary. For details, see “Variable Annuity Payments” and “Calculation of Annuity Payments” in the SAI.
Option M—Unit Refund Variable Life Annuity
This option provides variable monthly payments as long as the Annuitant lives. In the event of the death of the Annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining Annuity Units. This value is equal to the sum of the number of remaining Annuity Units for each investment option multiplied by the current Annuity Unit Value for that investment option. The number of remaining Annuity Units for each investment option will be calculated as follows:
1)	the net amount in the investment option applied under this option on the first payment calculation date divided by the corresponding Annuity Unit Value on that date, minus
2)	the sum of the Annuity Units released from the investment option to make the payments under this option.
You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.
Option N—Variable Non-Refund Life Annuity
A variable payout annuity payable monthly while the Annuitant is living. No monthly payment, death benefit or refund is payable after the death of the Annuitant.
Other Options and Rates
We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.
Other Conditions
Federal income tax requirements currently applicable to most qualified contracts provide that payout periods and the period of years guaranteed with specified periods certain cannot be any greater than life expectancy (or the joint life expectancies of the payee and his or her spouse). Not all payouts described above will necessarily meet that requirement for any particular individual. Consult a tax advisor before selecting a payout option with a qualified contract.
Federal income tax requirements also provide that participants in IRAs must begin required minimum distributions (“RMDs”) by April 1 of the year following the year in which they attain age 70½. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70½. See “Federal Income Taxes.” Administratively, we will assist policyholders with compliance with the RMD requirements.
Distributions to satisfy the RMD requirements may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See “Surrender Charges.” Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.
Currently, transfers between investment options are available for amounts allocated to any of the variable Annuity Payment Options except Annuity Payment Option M.
Payment Upon Death After Maturity Date
If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Generally, payments may not be deferred or otherwise extended.
(For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled “Inherited/Stretch Annuity Feature.”)
If there is a surviving owner, the payments continue as if there had been no death.
If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.
The payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.
Variable Account Valuation Procedures

Valuation Date
A Valuation Date is every day the New York Stock Exchange (“NYSE”) is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:
1.	the NYSE is closed or may have closed early;
2.	the SEC has determined that a state of emergency exists; or
3.	on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran’s Day).
The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each Valuation Date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).
Valuation Period
Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.
Accumulation Unit Value
The value of one Accumulation Unit was set at $1.000 on the date assets were first allocated to an investment option. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable net investment factor for the valuation period ending on such Valuation Date. After the first valuation period, the Accumulation Unit Value reflects the cumulative investment experience of that investment option.
Net Investment Factor
The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the investment option at the beginning of the valuation period.

Miscellaneous Provisions

Assignment
Payment Deferral
Free Look Period
You have the right to review and return the Contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state or federal law requires) after you receive it and cancel the Contract. You will receive in cash the Contract Value plus any charges made under the Contract as of the date of cancellation. However, if applicable state law requires a return of premium payments, we will return the greater of premium payments less any withdrawals or the Contract Value less any applicable surrender charges.
Amendments to Contracts
Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes including changes required in order to maintain tax status as an IRA or qualified plan. Except for changes related to tax status, changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.
Substitution of Fund Shares
If, in the judgment of Phoenix’s management, one or more of the funds becomes unsuitable for investment by Contract Owners, we reserve the right to substitute Accumulation Units of another investment option for Accumulation Units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required and, where required, one or more state insurance departments.
Ownership of the Contract
Ordinarily, the purchaser of a contract is both the owner and the Annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the Annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.
Inherited/Stretch Annuity Feature
This Contract provides for an Inherited/Stretch Annuity Feature that may be requested by the beneficiary of a deceased Contract Owner’s interest. Under this Feature we will administer the Contract to accommodate an inherited or “stretch” payout. A stretch payout is a method in which the death benefit is paid out over a period of time, which is generally based upon the life expectancy of the beneficiary. By electing a stretch payout, a death benefit beneficiary can “stretch” payments over his or her life expectancy rather than receive the entire death benefit in one lump sum or within five years of the Contract Owner’s death. The amount of each stretch payment will be at least the required minimum distribution (“RMD”) required under the Internal Revenue Code and its accompanying rules and regulations (see “Federal Income Taxes”). Electing a “stretch” payout may provide tax advantages to the beneficiary.
This Feature is available to an individual or trust beneficiary of an IRA, (including a Roth IRA), or qualified plan or to an individual beneficiary of a non-qualified contract issued by Phoenix (or its affiliates) or issued by a company unaffiliated with Phoenix. If the beneficiary of a contract issued by a company unaffiliated with Phoenix purchases this Phoenix Dimensions® Contract for this Feature, then to the extent not in conflict with the Internal Revenue Code, all contract rights will be available to the purchaser. However, if a beneficiary of this Phoenix Dimensions® Contract elects this Feature, only certain rights will remain with the beneficiary because a beneficiary does not retain the same rights under this Contract as the deceased owner. Certain limitations, considerations and tax implications apply to this Feature and may differ depending upon whether you have an IRA/qualified or non-qualified contract and whether the beneficiary is an individual or a trust. In no event may additional premiums be added to the deceased Contract Owner’s interest.
If this Feature is elected, we will assist with the calculation of the RMD and will distribute this calculated amount to the beneficiary. However, it is the responsibility of the beneficiary to ensure that the correct RMD is actually withdrawn from the contract each year.
The following guidelines will apply when we administer this Feature:
❖	We will assist with the calculation of the RMD each year in accordance with the Internal Revenue Code using the Fair Market Value (year-end account value, plus any actuarial value assigned to living benefits) of the account. Fair Market Value is determined using specific Internal Revenue Code requirements and the amount may be different from the year-end account value.
❖	With certain limitations, a beneficiary’s share of the death benefit will be distributed over his or her life expectancy, based on IRS tables. If there are multiple beneficiaries and a separate beneficiary account is not established by December 31st of the calendar year following the year of death, the death benefit will be distributed over the life expectancy of the oldest beneficiary.

❖	For a non-qualified contract, if the deceased Owner had begun receiving annuitization proceeds, the RMD payments will be based on the life expectancy of the deceased Owner at the time of death.
❖	If the beneficiary is a non-natural person under an IRA/qualified plan, and the deceased Owner died after his or her required beginning distribution date, we will use the remaining life expectancy of the deceased to compute remaining payments.
❖	The annual RMD must be withdrawn each year. For a non-qualified contract, the first RMD must be distributed no later than the anniversary of the deceased Owner’s date of death. For IRAs/qualified plans, the first RMD must be distributed on or before December 31st of the calendar year following the year of the deceased’s death.
❖	For an IRA/qualified plan, if the beneficiary is a surviving spouse, the surviving spouse beneficiary can postpone RMDs until the year the deceased spouse would have turned 70 and ½. In the alternative, the spouse can also add the IRA/qualified plan proceeds to his or her own IRA after which the RMDs must begin when the surviving spouse attains age 70 ½.
❖	For a non-qualified contract, if the beneficiary is a surviving spouse, the surviving spouse can continue the contract; in this event, the RMDs are not required until the death of the surviving spouse. See “Spousal Definition” for further discussion of spousal qualifications.
❖	The RMD may be paid on an installment basis with the payment frequency chosen by the beneficiary; in all cases, the RMDs must be paid at least annually.
❖	In addition to RMD amounts, additional funds may be withdrawn from the Contract. Any withdrawal in excess of the RMD may be subject to a surrender charge (see the sections of this prospectus entitled “Summary of Expenses” and “Surrender of Contracts and Withdrawals”).
❖	The beneficiary who elects this Feature may continue or change the investment options from those that the deceased Owner selected.
Additional more information regarding our administration of this feature is provided in a “Required Minimum Distribution (RMD) Request and Acknowledgment Form”, available upon request. This feature may not be suitable for some beneficiaries. We are not providing tax, financial or legal advice. You should consult with your financial professional and tax adviser to determine whether this feature is right for you. This feature may not be available in all states.
Please note that federal legislation has been proposed which would limit the ability of non-spousal beneficiaries to elect the inherited/stretch annuity feature. Should any such legislation be enacted, we would only offer the benefits permitted under federal law.
Community and Marital Property States
If the Contract Owner resides in a community property or marital property state and has not named his or her spouse as the sole beneficiary, the spouse may need to consent to the non-spouse beneficiary designation. The Contract Owner should consult with legal counsel regarding this designation. Should spousal consent be required, We will not be liable for any consequences resulting from the failure of the Contract Owner to obtain proper consent.
Third Party Performance and Cyber Security
Our business operations and results could be adversely affected by inadequate performance of third-party relationships, including with respect to cyber security. We are dependent on certain third-party relationships to maintain essential business operations. These services include, but are not limited to, information technology infrastructure including cyber security, application systems support, transfer agent and cash management services, custodial services, records storage management, backup tape management, security pricing services, medical information, payroll, and employee benefit programs.
We periodically negotiate provisions and renewals of these agreements and there can be no assurance that their terms will remain acceptable to such third parties or us. An interruption in our continuing relationship with certain of these third parties or any material delay or inability to deliver essential services could materially affect our business operations and adversely affect our results of operations.
Federal Income Taxes

Introduction
The contracts are designed for use with retirement plans, including non-qualified plans and qualified plans or Individual Retirement Annuities (IRAs) under the provisions of the Internal Revenue Code of 1986, (within this section, referred to as the “Code”). The ultimate impact of federal income taxes on the amounts held under a contract, premiums paid for the contract, payments received under the contract and on the economic benefits to the policyholder, annuitant or beneficiary depends on our income tax status, on the type of retirement plan (if any) for which the contract is purchased, and upon the income tax and employment status of the individual concerned.
The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax or legal advisor. No attempt is made to consider any estate, gift or inheritance taxes or any applicable state, local or other tax laws. Because this discussion is based upon our understanding of the federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any contract either currently or in the future. No representation is made regarding the likelihood of continuation of the federal or state income tax laws or the current interpretations by the Internal Revenue Service (the “IRS”). From time to time, there are regulatory or legislation proposals or changes that do or could impact the taxation of annuity contracts, IRAs and qualified plans; if enacted, these changes could be retroactive. Should any such legislation be enacted, we would only offer the benefits permitted under federal law. We reserve the right to make changes to the contract to assure that it continues to qualify as an annuity, IRA and/or qualified plan for federal or state income tax purposes. For a discussion of federal income taxes as they relate to any underlying account investment options, please see the prospectuses for these investments.
Note on Terminology: The Code uses the term “policyholder”, in describing the owner of an Annuity. This section will follow the Code terminology in describing specific provisions of the Code.
Income Tax Status
We are taxed as a life insurance company under the Code. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company and neither account will be taxed separately under the “regulated investment company” provisions (Subchapter M) of the Code.
Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account and each Contract. No charge currently will be made to any contract or to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes with respect to such items in the future. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.
Taxation of Annuities in General—Non-qualified Plans
Code section 72 governs taxation of annuities. In general, a policyholder (Contract owner) is not taxed on increases in the value of an annuity contract until a distribution is made. However, in certain cases, the increase in value may be subject to tax currently. See “Contracts Owned by Non-Natural Persons,” “Owner Control” and “Diversification Standards” below.
It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Surrenders or Withdrawals Prior to the Annuity Starting Date or Contract Maturity Date
Code section 72 provides that a withdrawal or surrender of the contract prior to the annuity starting date or contract Maturity Date will be treated as taxable income to the extent the amounts held under the contract exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of contract purchase payments (premiums) that have not been excluded from the policyholder’s gross income (“after-tax monies”). The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the “investment in the contract” on account of a withdrawal or surrender of a contract. This taxable portion is referred to as “gain” or “contract gain”. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract and the amount of the pledge, loan or assignment will be taxed as if received in cash by the policyholder.
Surrenders, Withdrawals, or Annuity Payments On or After the Annuity Starting Date or Contract Maturity Date
Upon receipt of a lump sum payment under the contract, the policyholder is taxed on the portion of the payment that exceeds the investment in the contract. Such taxable portion is taxed as ordinary income.
For amounts received as an annuity, which are amounts paid after the annuity starting date at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each fixed payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. A variable contract may have annuity distribution options under which the payments are fixed or variable.
Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans or IRAs, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.
Withholding of federal and state income taxes on taxable distributions may be required unless the policyholder properly elects not to have any amounts withheld and notifies our Operations Division of that election on the required forms and under the required certifications. Certain policyholders cannot make this election.

Partial Annuitization
If permitted by contract, a policyholder can elect to only designate a portion of the annuity contract as paid as an amount received as an annuity. To qualify, the payments must be paid out over a period of 10 years or more. The portion so designated will be treated as a separate contract for annuity taxation purposes. For purposes of applying the rules for the calculation of the exclusion ratio for annuity distributions, the definitions of “investment in the contract,” “expected return,” and “annuity starting date”, and the provisions for the taxation of distributions from the annuity for amounts received before the contract maturity date, the investment in the contract will be allocated pro rata between each portion of the contract from which amounts are received as an annuity, and the portion of the contract from which amounts are not received as an annuity.
Penalty Tax on Certain Surrenders and Withdrawals—Non-qualified Contracts (Contracts not issued in connection with qualified plans or IRAs)
Amounts surrendered, withdrawn or distributed before the policyholder/taxpayer reaches age 59½ are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the policyholder (or where the holder is not an individual, the death of the “primary Annuitant,” defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code section 72(m)(7); (iii) which are part of a Series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code section 130(d)); (vii) under an immediate annuity contract (as defined in Code section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received without tax penalty. Consult your tax advisor for specific requirements regarding the application of each of these exceptions to the Penalty Tax.
Separate tax withdrawal penalties apply to qualified plans and IRAs. See “Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans and IRAs.”
Additional Considerations
Distribution-at-Death Rules
For a contract issued other than in connection with a qualified plan or an IRA, in order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the policyholder dies on or after the contract Maturity Date, and before the entire interest in the contract has been distributed, the remainder of the policyholder’s interest will be distributed at least as rapidly as the method in effect on the policyholder’s death; and (b) if a policyholder dies before the contract Maturity Date, the policyholder’s entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the policyholder’s date of death. If the beneficiary is the spouse of the holder, the contract may be continued in the name of the spouse as holder. Similar distribution requirements apply to annuity contracts under qualified plans and IRAs.
If the primary Annuitant, which is not the policyholder, dies before the Maturity Date, the owner will become the Annuitant unless the owner appoints another Annuitant. If the policyholder is not an individual, the death of the primary Annuitant is treated as the death of the holder. When the holder is not an individual, a change in the primary Annuitant is treated as the death of the holder.
If the policyholder dies on or after the Maturity Date, the remaining payments, if any, under an Annuity Payment Option must be made at least as rapidly as under the method of distribution in effect at the time of death.
Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes and state income taxes may also apply.
Each beneficiary will need to select the death benefit option from among those set forth in the contract applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.
Transfers, Assignments, or Exchanges of a Contract
A transfer or assignment of ownership of a Contract, the designation of an annuitant other than the owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Contracts Owned by Non-Natural Persons
If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.
Section 1035 Exchanges
Code section 1035 provides, in general, that gain or loss is deferred upon the exchange of one annuity contract for another or the exchange of one annuity contract for a long-term care contract. Any such gain or loss is later recognized upon a recognition event (including withdrawal, death, surrender or annuitization). For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the policyholder by the original insurer and then transmitted from the policyholder to the new insurer.
Exchanges are permitted of the entire contract or a portion of the contract. A partial exchange will qualify for tax deferral under section 1035 if no amount, other than an amount received as an annuity for 10 years or more during one or more lives, is received under either the original contract or new contract during 180 days beginning on date of transfer. Policyholders contemplating exchanges should consult their tax and/or legal advisors.
Additional Tax on Net Investment Income (“Medicare Tax”)
In addition, annuity withdrawals may be included in the definition of “net investment income” for purposes of section 1411 of the Internal Revenue Code. If section 1411 applies to the income, in addition to income tax, there is an additional tax of 3.8 percent. Section 1411 is imposed only on taxpayers whose income exceeds a stated threshold amount. Further information regarding this additional tax may be forthcoming from the IRS.
Multiple Contracts
The Code provides that for purposes of determining the amount of any distribution under Code section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same policyholder during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract Maturity Date, such as a withdrawal will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
Diversification Standards
Diversification Regulations
Code section 817(h) requires that all contracts be adequately diversified. Treasury regulations define the requirements and generally permit these requirements to be satisfied using separate accounts with separate funds or series of a fund, each of which meets the requirements. The regulations generally require that, on the last day of each calendar quarter the assets of the separate accounts or series be invested in no more than:
❖	55% in any 1 investment
❖	70% in any 2 investments
❖	80% in any 3 investments
❖	90% in any 4 investments
A “look-through” rule applies to treat a pro rata portion of each asset of a Series as an asset of the Separate Account, and each Series of the funds are tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.
We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.
Owner Control (Investor Control)
The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances under which policyholder control of the investments of the Separate Account will cause the policyholder to be treated as the owner of the assets of the Separate Account. It is also critical that the insurance company and not the policyholder have control of the assets held in the separate accounts. A policyholder can allocate Account Values from one fund of the separate account to another but cannot direct the investments each fund makes. If a policyholder has too much “investor control” of the assets supporting the separate account funds, then the policyholder may be taxed on the gain in the contract as it is earned.

In 2003, the IRS issued formal guidance that indicated that if the number of underlying mutual funds available in a variable insurance contract does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. This guidance also states that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate any specific number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.
The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the policyholder could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the policyholder to be treated as the owner of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the policyholder and us regarding the availability of a particular investment option and, other than the policyholder’s right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion. Please note that this contract may offer more than 20 investment options; however, we believe that this fact alone does not indicate that the investor control requirements have been violated.
At this time, it cannot be determined whether additional guidance will be provided on this issue and what standards may be contained in such guidance. Should there been additional rules or regulations on this issue, including limitations on the number of underlying funds, transfers between or among underlying funds, exchanges of underlying funds or changes in investment objectives of underlying funds such that the contract would no longer qualify as an annuity for tax purposes, we reserve the right to modify the contract to the extent required to maintain annuity tax treatment.
Diversification Regulations and IRA/Qualified Plans
Code section 817(h) applies to a variable annuity contract other than a pension plan contract. Qualified plans and IRAs, are defined as pension plan contracts for these purposes. Notwithstanding the exception of IRA/qualified plan contracts from application of the diversification rules, all available investments will be structured to comply with the diversification regulations and investor control limitations because the investments serve as the investment vehicle for non-qualified contracts as well as qualified plan and IRA contracts.
Taxation of Annuities in General—Qualified Plans and IRAs
The contracts may be used with several types of IRAs and qualified plans including: Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans. For purposes of this discussion, all will be treated as qualified plans. The specific tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. We reserve the right at any time to discontinue the availability of this contract for use with some of all of these qualified plans. Participants under such qualified plans as well as policyholders, annuitants and beneficiaries, are reminded that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. Federal or state requirements, including ERISA, may impact the person entitled to death benefits under the contract. Consequently, a policyholder’s named beneficiary designation or elected annuity payment option may not be enforceable.
Certain death benefit guarantees may be purchased under the contract. There is a risk that IRS may consider these death benefit guarantees “incidental death benefits.” There is a limit on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. There is also a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract would be considered distributions subject to tax, including penalty taxes. While we regard the death benefit guarantees available under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you.
Furthermore, the Code provides that the assets of an IRA may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or Contract Value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes.

We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. The contract and its amendments, benefits or endorsements (together referred to herein as the “contract”) have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not issued formal guidance concerning whether any particular death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.
Distributions from qualified plans eligible to be rolled over to new contracts but which are paid to the policyholder directly generally will be subject to 20 percent income tax withholding. These distributions are “Eligible Rollover Distributions.” Mandatory withholding can be avoided if the policyholder arranges for a direct rollover or trustee-to-trustee transfer to another IRA/qualified plan. Eligible Rollover Distributions include all taxable distributions from qualified plans except (a) distributions required under the Code, such as required minimum distributions, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more, (c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions), except as otherwise provided in the Code and (d) hardship distributions. The mandatory withholding rules do not apply to IRAs, however, a distribution from an IRA is taxable unless the IRA funds are reinvested in another IRA within a statutory time of 60 days.
The IRS issued Announcement 2014-15, in which the IRS advised that the IRS intends to issue formal guidance limiting IRA rollovers to one per year per individual. Previously, the IRS guidance had indicated that an individual could rollover IRA proceeds from each IRA the individual owned once per year. Thus, if an individual had multiple IRAs, each IRA could be rolled over each year. This is no longer allowed. Under the Announcement, an individual with multiple IRAs will only be allowed to do one rollover per year in total. The Announcement does not impact trustee-to-trustee transfers or rollovers of qualified plan amounts into IRAs.
The contracts sold by us in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.
There are numerous income tax rules governing qualified plans, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. This discussion does not address these plan requirements in detail. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith. Individuals are urged to consult with their own tax or legal advisors.
Special tax law provisions relating to qualified plans and IRAs may apply to certain taxpayers when the President declares a location to be a major disaster area or when the taxpayer is serving in or in support of the Armed Forces in a designated combat zone or qualified hazardous duty area. Depending on the specific provisions, these provisions can impact the timing of contributions, ability to repay withdrawn contributions, extension of time for repayment of qualified plan loans and applicability of 10% penalty tax. These provisions are generally time limited and require that the impacted taxpayer meet specific requirements. Since the specific requirements change frequently, taxpayers are directed to public information from the Internal Revenue Service to determine whether they qualify for these special rules. In the event that a taxpayer wishes to claim application of a special provision relating to a major disaster area or Armed Forces service contract, a taxpayer needs to contact our Annuity Service Center.
Tax Sheltered Annuities (“TSAs”), Tax Deferred Annuities (“TDAs”), Section 403(b)
Code section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.
Code section 403(b)(11) imposes certain restrictions on a policyholder’s ability to make withdrawals from, or surrenders of, section 403(b) contracts. Specifically, section 403(b)(11) allows a surrender or withdrawal only (a) when the employee attains age 59½, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract. Section 403(b)(11), applies only with respect to distributions from section 403(b) contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.
In addition, in order for certain types of contributions under a section 403(b) contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract.
If a policyholder requests a distribution as a result of hardship, the employer must specifically authorize the distribution. It is not our responsibility to monitor compliance with IRS regulations relating to hardship distributions. If a hardship distribution is desired, the policyholder must follow the requirements set forth by the employer and we must receive consent by the employer, in a form acceptable to us, to process the distribution.

If certain contractual requirements are met, loans may be made available under section 403(b) contracts. A loan from a participant’s Contract Value may be requested only if the contract provides for loans and if the employer specifically permits and authorizes each specific loan. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not our responsibility to monitor compliance with these requirements. If a loan is desired, the policyholder must follow the requirements set forth by the employer and we must receive consent by the employer, in form acceptable to us, to process the loan.
If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionately from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any withdrawal charge; and (b) 50% of the Contract Value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under section 72(p) of the Code.
Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to us.
Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant’s most recent premium payments allocation on file with us.
Under section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.
As of January 1, 2009, there are Income Tax Regulations impacting section 403(b) plans, including the requirement that the employer have a written Plan and that the Plan indicate the identity of the providers permitted under the Plan. We are not administrators of section 403(b) Plans; we are providers of annuity contracts authorized under specific Plans. We will exchange required information with the employer and/or authorized plan administrator, upon request. As a result of these regulations and requirements set forth by the employer, we may require additional documentation prior to executing transactions involving contracts issued in connection with section 403(b) plans. These documentation requirements may change from time to time.
Keogh Plans
The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish “Keoghs” or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS. Annuity contracts may be funding vehicles under a Keogh plan. We may issue such a contract but specifically are not a plan administrator or plan trustee.
Individual Retirement Annuities
Various sections of the Code permit eligible individuals to contribute to individual retirement programs known as “Traditional IRAs”, “Roth IRAs”, “SEP IRA”, “SARSEP IRA”, “SIMPLE IRA”, and “Deemed IRAs”. Each of these different types of IRAs is subject to limitations on the amount that may be contributed, the timing of contributions, the persons who may be eligible, the time when distributions shall commence and the amount of such required minimum distributions. In addition, distributions from certain other types of qualified plans may be transferred into an IRA. Participant loans are not allowed under IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements. If there are IRS or Code charges to the terms of existing endorsements, we may issue replacement endorsements. We will, at all times, administer all IRAs based on the law in existence at the time of each specific administration event.
Corporate Pension and Profit-Sharing Plans
Code section 401(a) permits corporate employers to establish various types of retirement plans for employees.
These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee.

Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations
Code section 457(b) provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the policyholder is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee.
Tax on Surrenders and Withdrawals from Qualified Plans and IRAs
In the case of a withdrawal under a qualified plan or IRA, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s after-tax cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans and IRAs, the individual may have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the policyholder, lifetime withdrawals are received without tax.
Code section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans and IRAs other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution. To the extent amounts distributed are not includable in gross income no tax penalty will be imposed.
The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the policyholder or Annuitant (as applicable) reaches age 59½; (b) distributions following the death the policyholder or Annuitant (as applicable); (c) distributions attributable to the policyholder or Annuitant (as applicable) being disabled within the meaning of section 72(m)(7), (d) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the policyholder or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such policyholder or Annuitant (as applicable) and his or her designated beneficiary; (e) distributions to a policyholder or Annuitant (as applicable) who has separated from service after he has attained age 55; (f) distributions made on account of an IRS levy on the IRA or plan, (g) distributions made to the policyholder or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code section 213 to the policyholder or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (h) distributions made to an alternate payee pursuant to a qualified domestic relations order; (i) distributions from an IRA for the purchase of medical insurance (as described in section 213(d)(1)(D) of the Code) for the policyholder and spouse and dependents if the certain conditions are met; (j) distributions from IRAs for certain qualified educational expenses of the policyholder, spouse, children or grandchildren; (k) distributions from IRA for qualified first-time home purchase expenses; (l) distributions from retirement plans to individuals called to active military. The exceptions stated in items (e) and (h) above do not apply in the case of an IRA. The exception stated in item (d) applies to an IRA without the requirement that there be a separation from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received from a qualified plan or IRA without tax penalty. Consult your tax advisor for specific requirements regarding the application of each of these exceptions to the Penalty Tax.
Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70½ or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA. The required distribution rules do not apply to Roth IRAs during the policyholder’s lifetime. This commencement date is referred to as the “required beginning date.” Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the required amount not distributed. The life expectancy is based on tables published from time to time by the Internal Revenue Service.
The amount that must be distributed is based on Code rules relating to “Required Minimum Distributions.” This RMD takes into consideration the individual’s age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.
An individual is required to take distributions from all of his or her retirement accounts; however, if the individual has two or more accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has a traditional IRA and a section 403(b) contract, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two contracts.
We are required to file an annual information return with the IRS, with a copy to the participant, of the fair market value of each account. This information return will also indicate if RMDs are required to be taken. We will provide information to each policyholder concerning the RMD computations for his or her annuity contract.
In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.

Under the after-death RMD rules, if the original policyholder died prior to the required beginning date, and designated a contract beneficiary, then the full account value must be distributed either by the end of the fifth calendar year after the year of the owner’s death or over, if permitted by the Code and IRS, a period of no longer than the life expectancy of the oldest individual beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31st of the year following the year of death. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner’s estate), then the life expectancy payouts are not permitted and only the five-year rule is permitted.
If the policyholder died after the required beginning date and designed a contract beneficiary, then the maximum payout period is the longer of the life expectancy of the named beneficiary or the remaining life expectancy of the original policyholder. If there was no named contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner’s estate), then the only payment permitted is based on the remaining life expectancy of the original policyholder.
In all cases, if the beneficiary is the surviving spouse, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date. Each beneficiary will need to select the death benefit option from among those set forth in the contract which are applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.
Seek Tax Advice
The above description of federal income tax consequences of the different types of qualified plans and IRAs which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.
Withholding and Information Reporting
We are required to file information returns with the IRS and state taxation authorities in the event that there is a distribution from your contract that may have tax consequences and in certain other circumstances. In order to comply with our requirements, from time to time, we request that the policyholder or beneficiary provide certain information, including social security number or tax identification number and current address.
In addition to information reporting, we are also required to withhold federal and certain state income taxes on the taxable portion of any amounts received under the contract unless a valid election is made to not have any withholding or in certain other circumstances. An election of no withholding is not permitted if a correct social security number or other taxpayer identification number is not provided or if the IRS advises that withholding is required. Special withholding rules apply to payments made to nonresident aliens.
You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient. Certain states also require withholding of state income taxes on the taxable portion of amounts received. State laws differ regarding the procedure by which these amounts are computed and the extent to which a policyholder can elect out of withholding.
In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax. This ruling is also understood to apply to other nonresident alien policyholders. Although the ruling was directed at a life insurance policy, it may also apply to an annuity contract.
Spousal Definition
The Internal Revenue Code provides special provisions relating to a spouse.
As a result of a June 2013 decision by the United States Supreme Court in the case of United States v. Windsor, a portion of the federal “Defense of Marriage Act” was ruled unconstitutional. The prior section had provided that federal statutes could not recognize same-sex marriages. With this decision striking down the prior law, valid same-sex marriages are now recognized under federal law and any options afforded by the federal tax law to a spouse under Section 72(s) and 401(a)(9) of the Internal Revenue Code are now available to all spouses, including same-sex spouses.
On August 29, 2013, the Internal Revenue Service (“IRS”) clarified its position regarding same-sex marriages for all federal tax purposes. If a couple is married in a jurisdiction (including foreign country) that permits same-sex marriage, that marriage will be recognized for all federal tax purposes regardless of the state law in the jurisdiction where the couple resides. The IRS further indicated that civil unions and registered domestic partnerships are not marriages for federal tax purposes.
On April 4, 2014, the IRS issued Notice 2014-19, further providing guidance on the application and retroactive application of the Windsor decision to qualified retirement plans. To the extent that this annuity contract has been issued in connection with such a qualified retirement plan, the Notice should be reviewed by the Plan Administrator, to determine whether a Plan Amendment is needed. Notice 2014-19 does not impact non-qualified annuity contracts or contracts issued in connection with Individual Retirement Accounts.

The action by the IRS and the United States Supreme Court does not impact state laws. Thus, for state law purposes, a couple will only be married if permitted under that state’s laws. Thus, a couple could be married for federal tax purposes but not for state law purposes.
Please note that further legal developments may occur that would impact same-sex civil union couples, domestic partners and spouses. All individuals should contact their tax advisors regarding their personal tax situations.
GMWB Features
There are outstanding tax questions relating to taxation of payments made after the contract value reaches zero. Until the IRS issues guidance on the issue, we will treat payments under non-qualified contracts as withdrawals. Similarly for IRA and qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value must include the value of enhanced death benefits and other optional contract provisions such as any GMWB rider itself. Consult a tax advisor.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a generation-skipping (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Foreign Tax Credits
We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under Federal tax law.
Annuity purchases by nonresident aliens and foreign corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Possible Tax Law Changes
Although the likelihood of legislative and regulatory changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or regulation. Consult a tax adviser with respect to legislative and regulatory developments and their effect on the contract.
We have the right to modify the contract or our contract administration in response to legislative or regulatory changes. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.
Sales of Variable Accumulation Contracts

Phoenix has designated 1851 Securities, Inc. (“1851”) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement. 1851, an affiliate of Phoenix, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by Phoenix and its affiliated companies. Phoenix or an affiliate reimburses 1851 for expenses 1851 incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). 1851 does not retain any fees under the Contracts; however, 1851 may receive 12b-1 fees from the underlying funds.
1851’s principal executive offices are located at One American Row, PO Box 5056, Hartford, CT 06102-5056. 1851 is registered as a broker-dealer with the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

1851 and Phoenix enter into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of Phoenix under applicable state insurance law and must be licensed to sell variable insurance products. Phoenix has offered the Contract in jurisdictions where it is licensed to do business and where the Contract is approved. 1851 is contracted to offer the Contracts on a continuous basis. The contracts are no longer offered.
On September 15, 2010, 1851 became the principal underwriter and distributor for the SEC registered products.
Compensation
Broker-dealers who have selling agreements with 1851 and Phoenix are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.
We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker- dealer and/or the registered representative but is not expected to exceed 8.0% of purchase payments if up-front compensation is paid to registered representatives and up to 2.5% annually of contract value (if asset based compensation is paid).
To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.
This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits Phoenix may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. Phoenix may also pay for sales and distribution expenses out of any payments Phoenix or 1851 may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a surrender charge, proceeds from this charge may be used to reimburse Phoenix for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.
We have unique arrangements for compensation with select broker-dealer firms based on the firm’s aggregate or anticipated sales of contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.
State Regulation

We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the Superintendent, New York State Department of Financial Services. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.
State regulation of Phoenix includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.
Reports

Reports showing the contract value will be furnished to you at least annually.
Voting Rights

As stated above, all of the assets held in an available investment option will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and, as such, have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders’ meeting.

We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contract owners controlling the vote.
In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.
Matters on which owners may give voting instructions may include the following: (1) election or removal of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner’s selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series’ fundamental investment policy, owners participating in such series will vote separately on the matter. The number of votes that you have the right to cast will be determined by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.
Phoenix – Legal Proceedings

Litigation and arbitration
The Company is regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, employer, investor, investment advisor or taxpayer.
It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Management of the Company believes that the ultimate outcome of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on the financial condition of the Company beyond the amounts already reported in our financial statements. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the results of operations or cash flows in particular quarterly or annual periods.
SEC Cease-and-Desist Order
PNX and PHL Variable are subject to a Securities and Exchange Commission (the “SEC”) Order Instituting Cease-and-Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease-and-Desist Order, which was approved by the SEC in March 2014 (the “March 2014 Order”) and was subsequently amended by an amended SEC administrative order approved by the SEC in August 2014 (the March 2014 Order, as amended, the “Amended Order”). The Amended Order and the March 2014 Order (collectively, the “Orders”), directed PNX and PHL Variable to cease and desist from committing or causing any violations and any future violations of Section 13(a) of the Exchange Act and Rules 13a-1 and 13a-13 thereunder and Section 15(d) of the Exchange Act and Rules 15d-1 and 15d-13 thereunder. PNX and PHL Variable remain subject to these obligations. Pursuant to the Orders, PNX and PHL Variable were required to file certain periodic SEC reports in accordance with the timetables set forth in the Orders. All of such filings have been made. PNX and PHL Variable paid civil monetary penalties to the SEC in the aggregate amount of $1.1 million pursuant to the terms of the Orders.
Cases Brought by Policy Investors
On June 5, 2012, Wilmington Savings Fund Society, FSB, as successor in interest to Christiana Bank & Trust Company and as trustee of 60 unnamed trusts, filed suit against PNX, the Company and PHL Variable in the United States District Court for the Central District of California; the case was later transferred to the District of Delaware (C.A. No. 13-499-RGA) by order dated March 28, 2013. After the plaintiffs twice amended their complaint, and dropped PNX as a defendant and dropped one of the plaintiff Trusts, the court issued an order on April 9, 2014 dismissing seven of the ten counts, and partially dismissing two more, with prejudice. The court dismissed claims alleging that the Company and PHL Variable committed RICO violations and fraud by continuing to collect premiums while concealing an intent to later deny death claims. The claims that remain in the case seek a declaration that the policies at issue are valid, and damages relating to cost of insurance increases. This case has been settled, and the settlement does not have a material impact on the Company’s financial statements.
On August 2, 2012, Lima LS PLC filed a complaint against PNX, the Company, PHL Variable, James D. Wehr, Philip K. Polkinghorn, Edward W. Cassidy, Dona D. Young and other unnamed defendants in the United States District Court for the District of Connecticut (Case No. CV12-01122). On July 1, 2013, the defendants’ motion to dismiss the complaint was granted in part and denied in part. Thereafter, on July 31, 2013, the plaintiff served an amended complaint against the same defendants, with the exception that Mr. Cassidy was dropped as a defendant. The plaintiffs allege that the Company and PHL Variable promoted certain policy sales knowing that the policies would ultimately be owned by investors and then challenging the validity of these policies or denying claims submitted on these policies. Plaintiffs are seeking damages, including punitive and treble damages, attorneys’ fees and a declaratory judgment. We believe we have meritorious defenses against this lawsuit and we intend to vigorously defend against these claims. The outcome of this litigation and any potential losses are uncertain.
Cost of Insurance Cases
On November 18, 2011, Martin Fleisher and another plaintiff (the “Fleisher Litigation”), on behalf of themselves and others similarly situated, filed suit against Phoenix Life in the United States District Court for the Southern District of New York (C.A. No. 1:11-cv-08405-CM-JCF (U.S. Dist. Ct; S.D.N.Y.)) challenging cost of insurance (“COI”) rate adjustments implemented by the Company in 2010 and 2011, which the Company maintains were based on policy language permitting such adjustments. By order dated July 12, 2013, two separate classes were certified in the Fleisher Litigation; by subsequent order dated August 26, 2013, the court decertified one of the classes. The complaint seeks damages for breach of contract. The class certified in the court’s July 12, 2013 order, as limited by the court’s August 26, 2013 order, is limited to holders of the Company’s policies issued in New York subject to New York law and subject to the Company’s 2011 COI rate adjustment. By order dated April 29, 2014, the court denied Martin Fleisher’s motion for summary judgment in the Fleisher Litigation in its entirety, while granting in part and denying in part Phoenix Life’s motion for summary judgment.
The Company’s subsidiary, PHL Variable, has been named as a defendant in six actions challenging its COI rate adjustments implemented concurrently with the Company’s adjustments. Five cases have been brought against PHL Variable, while one case has been brought against the Company and PHL Variable. These six cases, only one of which is styled as a class action, have been brought by (1) Tiger Capital LLC (C.A. No. 1:12-cv- 02939-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on March 14, 2012; the “Tiger Capital Litigation”); (2-5) U.S. Bank National Association, as securities intermediary for Lima Acquisition LP ((2: C.A. No. 1:12-cv-06811-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on November 16, 2011; 3: C.A. No. 1:13-cv-01580-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on March 8, 2013; collectively, the “U.S. Bank N.Y. Litigations”); (4: C.A. No. 3:14-cv-00555-WWE; U.S. Dist. Ct; D. Conn., complaint originally filed on March 6, 2013, in the District of Delaware and transferred by order dated April 22, 2014, to the District of Connecticut; and 5: C.A. No. 3:14-cv-01398-WWE, U.S. Dist. Ct; D. Conn., complaint filed on September 23, 2014, and amended on October 16, 2014, to add the Company as a defendant (collectively the “U.S. Bank Conn. Litigations”)); and (6) SPRR LLC (C.A. No. 1:14-cv-8714; U.S. Dist. Ct.; S.D.N.Y., complaint filed on October 31, 2014; the “SPRR Litigation”). SPRR LLC filed suit against PHL Variable, on behalf of itself and others similarly situated, challenging COI rate adjustments implemented by PHL Variable in 2011.
The Tiger Capital Litigation and the two U.S. Bank N.Y. Litigations were assigned to the same judge as the Fleisher Litigation, and discovery in these four actions has concluded. By orders in both U.S. Bank N.Y. Litigations dated May 23, 2014, the court denied U.S. Bank’s motions for summary judgment in their entirety, while granting in part and denying in part PHL Variable’s motions for summary judgment. U.S. Bank moved for reconsideration of the court’s summary judgment decisions in the U.S. Bank N.Y. Litigations, which the court denied by orders dated June 4, 2014. By order in the Tiger Capital Litigation dated July 23, 2014, the court denied Tiger Capital’s motion for summary judgment in its entirety, while granting in part and denying in part PHL Variable’s motion for summary judgment. Plaintiff in the Tiger Capital Litigation seeks damages for breach of contract. Plaintiff in the U.S. Bank N.Y. Litigations and the U.S. Bank Conn. Litigations seeks damages and attorneys’ fees for breach of contract and other common law and statutory claims. The plaintiff in the SPRR Litigation seeks damages for breach of contract for a nationwide class of policyholders.
The U.S. Bank N.Y. Litigations have been rescheduled for trial commencing on September 21, 2015.
The Company and PHL Variable (together, the “Life Companies”) reached an agreement as of April 30, 2015, memorialized in a formal settlement agreement executed on May 29, 2015, with the SPRR Litigation and the Fleisher Litigation (collectively, the SPRR Litigation and the Fleisher Litigation plaintiffs referred to as the “Plaintiffs”), to resolve the Fleisher Litigation and SPRR Litigation, both class actions (the “Settlement”). A motion for preliminary approval of the Settlement was filed with the United States District Court for the Southern District of New York on May 29, 2015. On June 3, 2015, the court granted preliminary approval of the Settlement, ordered notice be given to class members, and set a hearing on September 9, 2015 to address, among other things, final approval of the Settlement. The proposed settlement class consists of all policyholders that were subject to the 2010 or 2011 COI rate adjustments (collectively, the “Settlement Class”), including the policies within the above-named COI cases, and will be structured to allow members of the Settlement Class to opt out of the settlement. The Life Companies will establish a Settlement fund, which may be reduced proportionally for any opt-outs, and will pay a class counsel fee if the Settlement is approved. The Life Companies will be released by all participating members of the Settlement Class, and the COI rate adjustment for policies participating in the Settlement Class will remain in effect. The Life Companies agreed to pay a total of $48.5 million, as reduced for any opt-outs, in connection with the Settlement. The Life Companies agreed not to impose additional increases to COI rates on policies participating in the Settlement Class through the end of 2020, and not to challenge the validity of policies participating in the Settlement Class for lack of insurable interest or misrepresentations in the policy applications. The Settlement is subject to certain conditions and final court approval and is intended to resolve all pending COI cases, other than for policyholders who opt out of the Settlement. In connection with the Settlement, the Company incurred a charge of $48.5million in the first quarter of 2015. Under the Settlement, policyholders who are class members, including those which have filed individual actions relating to COI rate adjustments, may opt out of the Settlement and separately litigate their claims. The Life Companies are currently unable to estimate the extent to which policyholders may opt out of the Settlement or the damages which they may or may not collect in litigation against the Life Companies. There can be no assurance that the ultimate cost to the Company will not be higher or lower than $48.5 million, depending on, among other things, the results of any opt-outs and the resultant litigation and/or negotiation.

The Life Companies have reached an agreement in principle to settle a COI case, the Tiger Capital Litigation (Tiger Capital LLC (C.A. No. 1:12-cv-02939-CM-JCF; U.S. Dist. Ct; S.D.N.Y.)) on a basis that, if finalized, will not have a material impact on the Company’s financial statements. On June 3, 2015, the parties to the Tiger Capital Litigation advised the court of a settlement in principle that included Tiger Capital, LLC’s participation in the class Settlement described above, and requested the court to vacate the scheduled trial date and permit the parties 30 days to finalize their settlement and move to dismiss the case. On June 4, 2015, the court granted this request.
Complaints to state insurance departments regarding the Company’s COI rate adjustments have also prompted regulatory inquiries or investigations in several states, with two of such states (California and Wisconsin) issuing letters directing the Company to take remedial action in response to complaints by a single policyholder. The Company disagrees with both states’ positions. On March 23, 2015, an Administrative Law Judge (“ALJ”) in Wisconsin ordered PHL Variable to pay restitution to current and former owners of seven policies and imposed a fine on PHL Variable which, in a total amount, does not have a material impact on PHL Variable’s financial position (Office of the Commissioner of Insurance Case No. 13- C35362). PHL Variable disagrees with the ALJ’s determination and intends to appeal the order.
Phoenix Life and the Company believe that they have meritorious defenses against all of these lawsuits and regulatory directives and intend to vigorously defend against them, including by appeal if necessary. The outcome of these matters is uncertain and any potential losses cannot be reasonably estimated.
Regulatory matters
State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the IRS and other regulatory bodies regularly make inquiries of PNX, the Company and our affiliates and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. Further, PNX is providing to the SEC certain information and documentation regarding the restatement of its prior period financial statements and the staff of the SEC has indicated to PNX that the matter remains subject to further investigation and potential further regulatory action. We cannot predict the outcome of any of such investigations or actions related to these or other matters.
Regulatory actions may be difficult to assess or quantify. The nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our consolidated financial statements in particular quarterly or annual periods.
State Insurance Department Examinations
During 2012 and 2013, the NYDFS conducted its routine quinquennial financial and market conduct examination covering the period ended December 31, 2012 of the Company. The Connecticut Insurance Department conducted its routine financial examination of PHL Variable and two other Connecticut-domiciled insurance subsidiaries. The NYDFS issued the final examination portion of its report for the Company on June 26, 2014. The Connecticut Insurance Department released its financial examination report for PHL Variable on May 28, 2014 and its market conduct examination on December 29, 2014.
Unclaimed Property Inquiries
In late 2012, PNX and its affiliates received separate notices from Unclaimed Property Clearing House (“UPCH”)_and Kelmar Associates, LLC (“Kelmar”) that UPCH and Kelmar have been authorized by the unclaimed property administrators in certain states to conduct unclaimed property audits. The audits began in 2013 and are being conducted on all entities that comprise PNX with a focus on death benefit payments; however, all amounts owed by any entity within PNX are also a focus. This includes any payments to vendors, brokers, former employees and shareholders. UPCH and Kelmar represent 39 jurisdictions. We do not expect the unclaimed property audits to have a material adverse effect on our financial statements.
Discontinued Reinsurance Operations
In 1999, we discontinued reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. A formal plan was adopted to stop writing new contracts covering these risks and to end existing contracts as soon as those contracts would permit. However, the Company remains subject to claims under contracts that have not been commuted. Certain discontinued group accident and health reinsurance business was the subject of disputes concerning the placement of the business with reinsurers and the recovery of reinsurance. These disputes have been substantially resolved or settled.
We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

We expect our reserves and reinsurance to cover the run-off of the business; however, unfavorable or favorable claims and/or reinsurance recovery experience are reasonably possible and could result in our recognition of additional losses or gains in future years. Management believes, based on current information and after consideration of the provisions made in these consolidated financial statements, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material adverse effect on its financial position. Nevertheless, it is possible that future developments could have a material adverse effect on our results of operations.
SAI Table of Contents

The SAI contains more specific information and financial statements relating to the Separate Account and Phoenix Life Insurance Company. The Table of Contents of the SAI is set forth below:
❖	Phoenix Life Insurance Company
❖	Underwriter
❖	Services
❖	Information Sharing Agreements
❖	Performance History/Calculation of Yield and Return
❖	Calculation of Annuity Payments
❖	Experts
❖	Separate Account Financial Statements
❖	Company Financial Statements
Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

* This is intended as an inactive textual reference only.

APPENDIX A – Investment Options

Please note: This information is intended to provide a brief summary of each fund’s investment objective and advisor information. For more detailed information regarding each fund you should consult the fund prospectus which can be found on our website, www.phoenixwm.com*, or requested by writing to us at PO Box 8027, Boston, MA 02266-8027 or calling 1-800-541-0171. Not all funds listed here may be currently offered or available with your product. Please refer to the footnotes below and page one of your product prospectus for a list of the funds available with your product.
Fund Name	Investment Objective	Investment Advisor / Subadvisor
Alger Capital Appreciation Portfolio[1,2]	Long term capital appreciation	Fred Alger Management, Inc.
AB VPS Balanced Wealth Strategy Portfolio [3]	Achieve the highest total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein L.P.
Calvert VP S&P MidCap 400 Index Portfolio	Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index	Calvert Investment Management, Inc.
		Subadvisor:	Ameritas Investment Partners, Inc.
Deutsche Equity 500 Index VIP [4]	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index, which emphasizes stocks of large US companies	Deutsche Investment Management Americas Inc.
		Subadvisor:	Northern Trust Investments, Inc.
Deutsche Small Cap Index VIP [5]	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies	Deutsche Investment Management Americas Inc.
		Subadvisor:	Northern Trust Investments, Inc.
Federated Fund for U.S. Government Securities II	The Fund’s investment objective is to provide current income.	Federated Investment Management Company
Federated High Income Bond Fund II	The Fund’s investment objective is to seek high current income.	Federated Investment Management Company
Federated Prime Money Fund II	The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide current income consistent with stability of principal and liquidity.	Federated Investment Management Company
Fidelity ® VIP Contrafund® Portfolio	Long-term capital appreciation	Fidelity Management & Research Company
		Subadvisor:	FMR Co., Inc.
Fidelity ® VIP Growth Opportunities Portfolio	Capital growth	Fidelity Management & Research Company
		Subadvisor:	FMR Co., Inc.
Fidelity ® VIP Growth Portfolio	Capital appreciation	Fidelity Management & Research Company
		Subadvisor:	FMR Co., Inc.
Fidelity ® VIP Investment Grade Bond Portfolio	As high a level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
		Subadvisor:	Fidelity Investments Money Management, Inc.
Franklin Flex Cap Growth VIP Fund	Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.	Franklin Advisers, Inc.
Franklin Income VIP Fund	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Mutual Shares VIP Fund	Seeks capital appreciation with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Guggenheim VT Long Short Equity Fund[1,2]	Seeks long-term capital appreciation.	Guggenheim Investments
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	Capital appreciation	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio	Capital appreciation and some current income	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation Portfolio	Capital appreciation	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation Portfolio	Current income and capital appreciation	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Invesco V.I. American Franchise Fund	Capital growth	Invesco Advisers, Inc.
Invesco V.I. Equity and Income Fund	Capital appreciation and current income	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund[1,2]	Long term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund[1,2]	Long term growth of capital	Invesco Advisers, Inc.

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio[1,2]	Long term capital appreciation	Lazard Asset Management LLC
Lord Abbett Series Fund Bond Debenture Portfolio	High current income and the opportunity for capital appreciation to produce a high total return	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Growth and Income Portfolio	Long-term growth of capital and income without excessive fluctuations in market value	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Mid Cap Stock Portfolio	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace	Lord, Abbett & Co. LLC
Neuberger Berman Advisors Management Trust Guardian Portfolio	Long term growth of capital; current income is a secondary goal	Neuberger Berman Management LLC
		Subadvisor:	Neuberger Berman LLC
Neuberger Berman Advisors Management Trust Small Cap Growth Portfolio	Long term capital growth; the Portfolio Manager also may consider a company’s potential for current income prior to selecting it for the Fund.	Neuberger Berman Management LLC
		Subadvisor:	Neuberger Berman LLC
Oppenheimer Capital Appreciation Fund/VA	Capital appreciation	OFI Global Asset Management, Inc..
		Subadvisor:	OppenheimerFunds, Inc.
Oppenheimer Global Fund/VA	Capital appreciation	OFI Global Asset Management, Inc..
		Subadvisor:	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund® / VA	Capital appreciation	OFI Global Asset Management, Inc..
		Subadvisor:	OppenheimerFunds, Inc.
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Rydex VT Inverse Government Long Bond Strategy Fund[1,2]	Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.	Guggenheim Investments
Rydex VT Nova Fund[1,2]	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.	Guggenheim Investments
Sentinel Variable Products Balanced Fund	Seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value	Sentinel Asset Management, Inc.
Sentinel Variable Products Bond Fund	Seeks high current income while seeking to control risk	Sentinel Asset Management, Inc.
Sentinel Variable Products Common Stock Fund	Seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole	Sentinel Asset Management, Inc.
Sentinel Variable Products Mid Cap Fund	Seeks growth of capital	Sentinel Asset Management, Inc.
Sentinel Variable Products Small Company Fund	Seeks growth of capital	Sentinel Asset Management, Inc.
Templeton Developing Markets VIP Fund	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund	Seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including emerging markets.	Templeton Global Advisors Limited
Virtus Capital Growth Series	Long-term growth of capital.	Virtus Investment Advisers, Inc.
		Subadvisor:	New Fleet Asset Management LLC
Virtus Growth & Income Series	Capital appreciation and current income	Virtus Investment Advisers, Inc.
		Subadvisor:	Euclid Advisors LLC

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Virtus International Series	High total return consistent with reasonable risk	Virtus Investment Advisers, Inc.
		Subadvisor:	Aberdeen Asset Management Inc.
Virtus Multi-Sector Fixed Income Series	Long-term total return	Virtus Investment Advisers, Inc.
		Subadvisor:	New Fleet Asset Management LLC
Virtus Real Estate Securities Series	Capital appreciation and income with approximately equal emphasis	Virtus Investment Advisers, Inc.
		Subadvisor:	Duff & Phelps Investment Management Company
Virtus Small-Cap Growth Series	Long-term capital growth	Virtus Investment Advisers, Inc.
		Subadvisor:	Kayne Anderson Rudnick Investment Management LLC
Virtus Small-Cap Value Series	Long-term capital appreciation.	Virtus Investment Advisers, Inc.
		Subadvisor:	Kayne Anderson Rudnick Investment Management LLC
Virtus Strategic Allocation Series	High total return over an extended period of time consistent with prudent investment risk	Virtus Investment Advisers, Inc.
		Subadvisor(s):	Euclid Advisors LLC (equity portion) and New Fleet Asset Management LLC (fixed income portion)
Wanger International	Long-term growth of capital	Columbia Wanger Asset Management, LLC
Wanger International Select	Long-term growth of capital	Columbia Wanger Asset Management, LLC
Wanger Select	Long-term growth of capital	Columbia Wanger Asset Management, LLC
Wanger USA	Long-term growth of capital	Columbia Wanger Asset Management, LLC
[1]	This fund was closed to new investors on May 1, 2006.
[2]	Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.
[3]	Name change effective May 1, 2015. Previously known as AllianceBernstein VPS Balanced Wealth Strategy Portfolio.
[4]	Name change effective August 11, 2014. Previously known as DWS Equity 500 Index VIP.
[5]	Name change effective August 11, 2014. Previously known as DWS Small Cap Index VIP.
*	This is intended as an inactive textual reference only.

APPENDIX B – Deductions for Taxes – Qualified and Non-qualified Annuity Contracts

State	Upon Premium Payment	Upon Annuitization	Non-qualified	Qualified
California		X	2.35%	0.50%
Florida[3]		X	1.00	1.00
Maine	X		2.00
Nevada		X	3.50
South Dakota	X		1.25 [1]
Texas		X	0.04 [2]	0.04
West Virginia		X	1.00	1.00
Wyoming		X	1.00
Commonwealth of Puerto Rico		X	1.00	1.00
NOTE:	The above tax deduction rates are as of January 1, 2015. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.
For a more detailed explanation of the assessment of taxes, see “Deductions and Charges—Tax.”
[1]	South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.
[2]	Texas charges an insurance department “maintenance fee” of .04% on annuity considerations, but the department allows this to be paid upon annuitization.
[3]	Florida, while imposing a tax, grants exemption from the tax if the insurer can show the savings from the exemption is passed on to Florida policy owners.
B-1

APPENDIX C – Accumulation Unit Values

The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information (“SAI”). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:
Phoenix Life Insurance Company
Annuity Operations Division
PO Box 8027
Boston, MA 02266-8027
Death Benefit Option 1 Contracts
Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Alger Capital Appreciation Portfolio – Class I-2 Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
AB VPS Balanced Wealth Strategy Portfolio – Class B**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	$ 1.072	$1.231	272
From 1/1/2014 To 12/31/2014	$ 1.231	$1.302	288
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares**
From 1/1/2008* To 12/31/2008	N/A	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	$ 0.940	$1.169	7
From 1/1/2011 To 12/30/2011	$ 1.169	$1.129	1
From 1/1/2012 To 12/31/2012	$ 1.129	$1.308	6
From 1/1/2013 To 12/31/2013	$ 1.308	$1.715	25
From 1/1/2014 To 12/31/2014	$ 1.715	$1.851	8
Deutsche Equity 500 Index VIP – Class A**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	$ 1.191	$1.238	61
From 1/1/2008 To 12/31/2008	$ 1.238	$0.769	600
From 1/1/2009 To 12/31/2009	$ 0.769	$0.959	123
From 1/1/2010 To 12/31/2010	$ 0.959	$1.086	117
From 1/1/2011 To 12/30/2011	$ 1.086	$1.092	106
From 1/1/2012 To 12/31/2012	$ 1.092	$1.248	102
From 1/1/2013 To 12/31/2013	$ 1.248	$1.626	55
From 1/1/2014 To 12/31/2014	$ 1.626	$1.820	47

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Deutsche Small Cap Index VIP – Class A**
From 1/1/2008* To 12/31/2008	N/A	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Federated Fund for U.S. Government Securities II
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	$ 1.077	$1.109	5
From 1/1/2009 To 12/31/2009	$ 1.109	$1.152	71
From 1/1/2010 To 12/31/2010	$ 1.152	$1.196	69
From 1/1/2011 To 12/30/2011	$ 1.196	$1.250	-
From 1/1/2012 To 12/31/2012	$ 1.250	$1.271	-
From 1/1/2013 To 12/31/2013	$ 1.271	$1.229	-
From 1/1/2014 To 12/31/2014	$ 1.229	$1.270	-
Federated High Income Bond Fund II – Primary Shares
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	$ 1.267	$1.435	3
From 1/1/2011 To 12/30/2011	$ 1.435	$1.491	2
From 1/1/2012 To 12/31/2012	$ 1.491	$1.688	2
From 1/1/2013 To 12/31/2013	$ 1.688	$1.784	2
From 1/1/2014 To 12/31/2014	$ 1.784	$1.809	-
Federated Prime Money Fund II
From 1/1/2010* To 12/31/2010	N/A	$0.988	555
From 1/1/2011 To 12/30/2011	$ 0.988	$0.976	457
From 1/1/2012 To 12/31/2012	$ 0.976	$0.964	447
From 1/1/2013 To 12/31/2013	$ 0.964	$0.952	382
From 1/1/2014 To 12/31/2014	$ 0.952	$0.940	292
Fidelity ® VIP Contrafund® Portfolio – Service Class
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	$ 1.128	$1.243	13
From 1/1/2007 To 12/31/2007	$ 1.243	$1.443	16
From 1/1/2008 To 12/31/2008	$ 1.443	$0.818	313
From 1/1/2009 To 12/31/2009	$ 0.818	$1.095	52
From 1/1/2010 To 12/31/2010	$ 1.095	$1.267	45
From 1/1/2011 To 12/30/2011	$ 1.267	$1.218	20
From 1/1/2012 To 12/31/2012	$ 1.218	$1.399	22
From 1/1/2013 To 12/31/2013	$ 1.399	$1.812	65
From 1/1/2014 To 12/31/2014	$ 1.812	$2.001	50

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	$ 1.127	$1.369	98
From 1/1/2008 To 12/31/2008	$ 1.369	$0.608	463
From 1/1/2009 To 12/31/2009	$ 0.608	$0.874	660
From 1/1/2010 To 12/31/2010	$ 0.874	$1.068	635
From 1/1/2011 To 12/30/2011	$ 1.068	$1.077	540
From 1/1/2012 To 12/31/2012	$ 1.077	$1.271	468
From 1/1/2013 To 12/31/2013	$ 1.271	$1.729	302
From 1/1/2014 To 12/31/2014	$ 1.729	$1.914	180
Fidelity ® VIP Growth Portfolio – Service Class
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
From 1/1/2007* To 12/31/2007	N/A	$1.033	223
From 1/1/2008 To 12/31/2008	$ 1.033	$0.986	477
From 1/1/2009 To 12/31/2009	$ 0.986	$1.127	476
From 1/1/2010 To 12/31/2010	$ 1.127	$1.198	529
From 1/1/2011 To 12/30/2011	$ 1.198	$1.268	491
From 1/1/2012 To 12/31/2012	$ 1.268	$1.325	459
From 1/1/2013 To 12/31/2013	$ 1.325	$1.283	309
From 1/1/2014 To 12/31/2014	$ 1.283	$1.340	228
Franklin Flex Cap Growth VIP Fund – Class 2**
From 1/1/2008* To 12/31/2008	N/A	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Franklin Income VIP Fund – Class 2**
From 1/1/2006* To 12/31/2006	N/A	$1.111	441
From 1/1/2007 To 12/31/2007	$ 1.111	$1.138	1,131
From 1/1/2008 To 12/31/2008	$ 1.138	$0.791	1,665
From 1/1/2009 To 12/31/2009	$ 0.791	$1.059	1,559
From 1/1/2010 To 12/31/2010	$ 1.059	$1.178	1,420
From 1/1/2011 To 12/30/2011	$ 1.178	$1.191	1,311
From 1/1/2012 To 12/31/2012	$ 1.191	$1.325	1,074
From 1/1/2013 To 12/31/2013	$ 1.325	$1.491	965
From 1/1/2014 To 12/31/2014	$ 1.491	$1.540	505

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Franklin Mutual Shares VIP Fund – Class 2**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	$ 1.077	$1.259	377
From 1/1/2007 To 12/31/2007	$ 1.259	$1.287	972
From 1/1/2008 To 12/31/2008	$ 1.287	$0.799	1,605
From 1/1/2009 To 12/31/2009	$ 0.799	$0.995	1,616
From 1/1/2010 To 12/31/2010	$ 0.995	$1.092	1,489
From 1/1/2011 To 12/30/2011	$ 1.092	$1.067	1,417
From 1/1/2012 To 12/31/2012	$ 1.067	$1.204	1,149
From 1/1/2013 To 12/31/2013	$ 1.204	$1.525	920
From 1/1/2014 To 12/31/2014	$ 1.525	$1.613	472
Guggenheim VT Long Short Equity Fund**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
From 1/1/2010* To 12/31/2010	N/A	$1.047	242
From 1/1/2011 To 12/30/2011	$ 1.047	$0.982	249
From 1/1/2012 To 12/31/2012	$ 0.982	$1.107	209
From 1/1/2013 To 12/31/2013	$ 1.107	$1.291	208
From 1/1/2014 To 12/31/2014	$ 1.291	$1.332	99
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
From 1/1/2010* To 12/31/2010	N/A	$1.025	335
From 1/1/2011 To 12/30/2011	$ 1.025	$1.003	518
From 1/1/2012 To 12/31/2012	$ 1.003	$1.097	541
From 1/1/2013 To 12/31/2013	$ 1.097	$1.212	742
From 1/1/2014 To 12/31/2014	$ 1.212	$1.251	572
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
From 1/1/2010* To 12/31/2010	N/A	$1.040	57
From 1/1/2011 To 12/30/2011	$ 1.040	$0.989	55
From 1/1/2012 To 12/31/2012	$ 0.989	$1.103	51
From 1/1/2013 To 12/31/2013	$ 1.103	$1.269	49
From 1/1/2014 To 12/31/2014	$ 1.269	$1.311	46
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
From 1/1/2010* To 12/31/2010	N/A	$1.011	286
From 1/1/2011 To 12/30/2011	$ 1.011	$1.009	284
From 1/1/2012 To 12/31/2012	$ 1.009	$1.075	461
From 1/1/2013 To 12/31/2013	$ 1.075	$1.140	141
From 1/1/2014 To 12/31/2014	$ 1.140	$1.163	67
Invesco V.I. American Franchise Fund - Series Shares**
From 1/1/2012* To 12/31/2012	N/A	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Invesco V.I. Core Equity Fund – Series I Shares**
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Invesco V.I. Equity and Income Fund – Class II**
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares**
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	$ 1.153	$0.939	2
From 1/1/2009 To 12/31/2009	$ 0.939	$1.246	8
From 1/1/2010 To 12/31/2010	$ 1.246	$1.382	8
From 1/1/2011 To 12/30/2011	$ 1.382	$1.424	8
From 1/1/2012 To 12/31/2012	$ 1.424	$1.583	6
From 1/1/2013 To 12/31/2013	$ 1.583	$1.691	14
From 1/1/2014 To 12/31/2014	$ 1.691	$1.742	6

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	$ 1.217	$1.243	70
From 1/1/2008 To 12/31/2008	$ 1.243	$0.780	85
From 1/1/2009 To 12/31/2009	$ 0.780	$0.916	56
From 1/1/2010 To 12/31/2010	$ 0.916	$1.062	56
From 1/1/2011 To 12/30/2011	$ 1.062	$0.985	57
From 1/1/2012 To 12/31/2012	$ 0.985	$1.091	29
From 1/1/2013 To 12/31/2013	$ 1.091	$1.464	12
From 1/1/2014 To 12/31/2014	$ 1.464	$1.556	-
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	$ 1.183	$1.174	1
From 1/1/2008 To 12/31/2008	$ 1.174	$0.703	1
From 1/1/2009 To 12/31/2009	$ 0.703	$0.879	1
From 1/1/2010 To 12/31/2010	$ 0.879	$1.089	1
From 1/1/2011 To 12/30/2011	$ 1.089	$1.033	1
From 1/1/2012 To 12/31/2012	$ 1.033	$1.168	-
From 1/1/2013 To 12/31/2013	$ 1.168	$1.503	-
From 1/1/2014 To 12/31/2014	$ 1.503	$1.655	-
Neuberger Berman AMT Guardian Portfolio – S Class
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	$ 1.056	$1.117	62
From 1/1/2008 To 12/31/2008	$ 1.117	$0.691	317
From 1/1/2009 To 12/31/2009	$ 0.691	$0.884	447
From 1/1/2010 To 12/31/2010	$ 0.884	$1.038	457
From 1/1/2011 To 12/30/2011	$ 1.038	$0.994	415
From 1/1/2012 To 12/31/2012	$ 0.994	$1.105	391
From 1/1/2013 To 12/31/2013	$ 1.105	$1.512	266
From 1/1/2014 To 12/31/2014	$ 1.512	$1.626	160
Neuberger Berman AMT Small Cap Growth Portfolio – S Class**
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Oppenheimer Capital Appreciation Fund/VA – Service Shares
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Oppenheimer Global Fund/VA – Service Shares**
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares**
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	$ 0.998	$0.972	55
From 1/1/2008 To 12/31/2008	$ 0.972	$0.595	259
From 1/1/2009 To 12/31/2009	$ 0.595	$0.805	351
From 1/1/2010 To 12/31/2010	$ 0.805	$0.978	336
From 1/1/2011 To 12/30/2011	$ 0.978	$0.942	294
From 1/1/2012 To 12/31/2012	$ 0.942	$1.095	269
From 1/1/2013 To 12/31/2013	$ 1.095	$1.521	189
From 1/1/2014 To 12/31/2014	$ 1.521	$1.677	114
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	$ 0.952	$1.158	84
From 1/1/2008 To 12/31/2008	$ 1.158	$0.642	267
From 1/1/2009 To 12/31/2009	$ 0.642	$0.897	373
From 1/1/2010 To 12/31/2010	$ 0.897	$1.101	371
From 1/1/2011 To 12/30/2011	$ 1.101	$1.005	331
From 1/1/2012 To 12/31/2012	$ 1.005	$1.044	334
From 1/1/2013 To 12/31/2013	$ 1.044	$0.879	275
From 1/1/2014 To 12/31/2014	$ 0.879	$0.706	248
PIMCO Real Return Portfolio – Advisor Class
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	$ 1.015	$1.108	103
From 1/1/2008 To 12/31/2008	$ 1.108	$1.016	135
From 1/1/2009 To 12/31/2009	$ 1.016	$1.186	140
From 1/1/2010 To 12/31/2010	$ 1.186	$1.265	144
From 1/1/2011 To 12/30/2011	$ 1.265	$1.394	142
From 1/1/2012 To 12/31/2012	$ 1.394	$1.496	135
From 1/1/2013 To 12/31/2013	$ 1.496	$1.339	53
From 1/1/2014 To 12/31/2014	$ 1.339	$1.362	52
PIMCO Total Return Portfolio – Advisor Class
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	$ 1.146	$1.289	638
From 1/1/2007 To 12/31/2010	$ 1.289	$1.375	598
From 1/1/2011 To 12/30/2011	$ 1.375	$1.405	442
From 1/1/2012 To 12/31/2012	$ 1.405	$1.519	428
From 1/1/2013 To 12/31/2013	$ 1.519	$1.470	112
From 1/1/2014 To 12/31/2014	$ 1.470	$1.512	108

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Sentinel Variable Products Balanced Fund
From 1/1/2007* To 12/31/2007	N/A	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Sentinel Variable Products Bond Fund
From 1/1/2007* To 12/31/2007	N/A	$1.020	34
From 1/1/2008 To 12/31/2008	$ 1.020	$1.042	257
From 1/1/2009 To 12/31/2009	$ 1.042	$1.143	337
From 1/1/2010 To 12/31/2010	$ 1.143	$1.211	393
From 1/1/2011 To 12/30/2011	$ 1.211	$1.280	330
From 1/1/2012 To 12/31/2012	$ 1.280	$1.347	315
From 1/1/2013 To 12/31/2013	$ 1.347	$1.325	249
From 1/1/2014 To 12/31/2014	$ 1.325	$1.361	180
Sentinel Variable Products Common Stock Fund
From 1/1/2007* To 12/31/2007	N/A	$1.023	110
From 1/1/2008 To 12/31/2008	$ 1.023	$0.676	917
From 1/1/2009 To 12/31/2009	$ 0.676	$0.853	1,322
From 1/1/2010 To 12/31/2010	$ 0.853	$0.976	1,355
From 1/1/2011 To 12/30/2011	$ 0.976	$0.984	1,205
From 1/1/2012 To 12/31/2012	$ 0.984	$1.118	1,128
From 1/1/2013 To 12/31/2013	$ 1.118	$1.454	759
From 1/1/2014 To 12/31/2014	$ 1.454	$1.585	479
Sentinel Variable Products Mid Cap Fund**
From 1/1/2007* To 12/31/2007	N/A	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Sentinel Variable Products Small Company Fund
From 1/1/2007* To 12/31/2007	N/A	$1.005	16
From 1/1/2008 To 12/31/2008	$ 1.005	$0.672	122
From 1/1/2009 To 12/31/2009	$ 0.672	$0.844	164
From 1/1/2010 To 12/31/2010	$ 0.844	$1.031	163
From 1/1/2011 To 12/30/2011	$ 1.031	$1.049	147
From 1/1/2012 To 12/31/2012	$ 1.049	$1.155	140
From 1/1/2013 To 12/31/2013	$ 1.155	$1.536	88
From 1/1/2014 To 12/31/2014	$ 1.536	$1.618	58

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Templeton Developing Markets VIP Fund – Class 2**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	$ 1.081	$1.256	13
From 1/1/2011 To 12/30/2011	$ 1.256	$1.043	10
From 1/1/2012 To 12/31/2012	$ 1.043	$1.166	10
From 1/1/2013 To 12/31/2013	$ 1.166	$1.141	2
From 1/1/2014 To 12/31/2014	$ 1.141	$1.032	2
Templeton Foreign VIP Fund – Class 2**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	$ 1.333	$1.520	18
From 1/1/2008 To 12/31/2008	$ 1.520	$0.895	21
From 1/1/2009 To 12/31/2009	$ 0.895	$1.211	20
From 1/1/2010 To 12/31/2010	$ 1.211	$1.297	21
From 1/1/2011 To 12/30/2011	$ 1.297	$1.144	23
From 1/1/2012 To 12/31/2012	$ 1.144	$1.336	23
From 1/1/2013 To 12/31/2013	$ 1.336	$1.623	65
From 1/1/2014 To 12/31/2014	$ 1.623	$1.424	67
Templeton Growth VIP Fund – Class 2**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	$ 1.085	$1.306	364
From 1/1/2007 To 12/31/2007	$ 1.306	$1.319	943
From 1/1/2008 To 12/31/2008	$ 1.319	$0.751	1,686
From 1/1/2009 To 12/31/2009	$ 0.751	$0.973	1,641
From 1/1/2010 To 12/31/2010	$ 0.973	$1.032	1,573
From 1/1/2011 To 12/30/2011	$ 1.032	$0.948	1,596
From 1/1/2012 To 12/31/2012	$ 0.948	$1.133	1,220
From 1/1/2013 To 12/31/2013	$ 1.133	$1.464	958
From 1/1/2014 To 12/31/2014	$ 1.464	$1.405	539
Virtus Capital Growth Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Growth & Income Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	$ 0.990	$1.103	11
From 1/1/2011 To 12/30/2011	$ 1.103	$1.071	11
From 1/1/2012 To 12/31/2012	$ 1.071	$1.214	11
From 1/1/2013 To 12/31/2013	$ 1.214	$1.580	11
From 1/1/2014 To 12/31/2014	$ 1.580	$1.710	-
Virtus International Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	$ 1.194	$1.501	6
From 1/1/2007 To 12/31/2007	$ 1.501	$1.704	101
From 1/1/2008 To 12/31/2008	$ 1.704	$1.027	499
From 1/1/2009 To 12/31/2009	$ 1.027	$1.418	686
From 1/1/2010 To 12/31/2010	$ 1.418	$1.589	673
From 1/1/2011 To 12/30/2011	$ 1.589	$1.498	608
From 1/1/2012 To 12/31/2012	$ 1.498	$1.723	578
From 1/1/2013 To 12/31/2013	$ 1.723	$1.834	408
From 1/1/2014 To 12/31/2014	$ 1.834	$1.741	287
Virtus Multi-Sector Fixed Income Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	$ 1.011	$1.067	35
From 1/1/2007 To 12/31/2007	$ 1.067	$1.093	172
From 1/1/2008 To 12/31/2008	$ 1.093	$0.886	567
From 1/1/2009 To 12/31/2009	$ 0.886	$1.226	597
From 1/1/2010 To 12/31/2010	$ 1.226	$1.384	635
From 1/1/2011 To 12/30/2011	$ 1.384	$1.408	520
From 1/1/2012 To 12/31/2012	$ 1.408	$1.594	492
From 1/1/2013 To 12/31/2013	$ 1.594	$1.610	378
From 1/1/2014 To 12/31/2014	$ 1.610	$1.620	245
Virtus Real Estate Securities Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	$ 1.100	$1.489	2
From 1/1/2007 To 12/31/2007	$ 1.489	$1.239	32
From 1/1/2008 To 12/31/2008	$ 1.239	$0.772	161
From 1/1/2009 To 12/31/2009	$ 0.772	$0.985	259
From 1/1/2010 To 12/31/2010	$ 0.985	$1.245	229
From 1/1/2011 To 12/30/2011	$ 1.245	$1.350	205
From 1/1/2012 To 12/31/2012	$ 1.350	$1.560	179
From 1/1/2013 To 12/31/2013	$ 1.560	$1.554	129
From 1/1/2014 To 12/31/2014	$ 1.554	$2.020	83

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Small-Cap Growth Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	$ 1.571	$0.854	174
From 1/1/2009 To 12/31/2009	$ 0.854	$1.032	19
From 1/1/2010 To 12/31/2010	$ 1.032	$1.157	16
From 1/1/2011 To 12/30/2011	$ 1.157	$1.333	8
From 1/1/2012 To 12/31/2012	$ 1.333	$1.471	7
From 1/1/2013 To 12/31/2013	$ 1.471	$2.037	7
From 1/1/2014 To 12/31/2014	$ 2.037	$2.122	5
Virtus Small-Cap Value Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	$ 1.198	$0.734	1
From 1/1/2009 To 12/31/2009	$ 0.734	$0.877	2
From 1/1/2010 To 12/31/2010	$ 0.877	$1.016	330
From 1/1/2011 To 12/30/2011	$ 1.016	$1.049	282
From 1/1/2012 To 12/31/2012	$ 1.049	$1.120	260
From 1/1/2013 To 12/31/2013	$ 1.120	$1.557	181
From 1/1/2014 To 12/31/2014	$ 1.557	$1.566	117
Virtus Strategic Allocation Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	$ 1.065	$1.191	6
From 1/1/2011 To 12/30/2011	$ 1.191	$1.199	3
From 1/1/2012 To 12/31/2012	$ 1.199	$1.342	3
From 1/1/2013 To 12/31/2013	$ 1.342	$1.564	51
From 1/1/2014 To 12/31/2014	$ 1.564	$1.661	51
Wanger International**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	$ 1.586	$1.822	36
From 1/1/2008 To 12/31/2008	$ 1.822	$0.979	147
From 1/1/2009 To 12/31/2009	$ 0.979	$1.448	174
From 1/1/2010 To 12/31/2010	$ 1.448	$1.786	164
From 1/1/2011 To 12/30/2011	$ 1.786	$1.506	160
From 1/1/2012 To 12/31/2012	$ 1.506	$1.808	154
From 1/1/2013 To 12/31/2013	$ 1.808	$2.184	97
From 1/1/2014 To 12/31/2014	$ 2.184	$2.062	75

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Wanger International Select
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	$ 1.559	$1.875	1
From 1/1/2008 To 12/31/2008	$ 1.875	$1.031	1
From 1/1/2009 To 12/31/2009	$ 1.031	$1.353	1
From 1/1/2010 To 12/31/2010	$ 1.343	$1.631	1
From 1/1/2011 To 12/30/2011	$ 1.631	$1.448	1
From 1/1/2012 To 12/31/2012	$ 1.448	$1.744	-
From 1/1/2013 To 12/31/2013	$ 1.744	$1.964	-
From 1/1/2014 To 12/31/2014	$ 1.964	$1.805	-
Wanger Select
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	$ 1.131	$1.337	2
From 1/1/2007 To 12/31/2007	$ 1.337	$1.444	3
From 1/1/2008 To 12/31/2008	$ 1.444	$0.726	14
From 1/1/2009 To 12/31/2009	$ 0.726	$1.192	12
From 1/1/2010 To 12/31/2010	$ 1.192	$1.490	10
From 1/1/2011 To 12/30/2011	$ 1.490	$1.211	3
From 1/1/2012 To 12/31/2012	$ 1.211	$1.417	2
From 1/1/2013 To 12/31/2013	$ 1.417	$1.883	4
From 1/1/2014 To 12/31/2014	$ 1.883	$1.918	3
Wanger USA**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	$ 1.161	$1.209	9
From 1/1/2008 To 12/31/2008	$ 1.209	$0.720	12
From 1/1/2009 To 12/31/2009	$ 0.720	$1.011	11
From 1/1/2010 To 12/31/2010	$ 1.011	$1.232	19
From 1/1/2011 To 12/30/2011	$ 1.232	$1.174	21
From 1/1/2012 To 12/31/2012	$ 1.174	$1.391	20
From 1/1/2013 To 12/31/2013	$ 1.391	$1.837	17
From 1/1/2014 To 12/31/2014	$ 1.837	$1.901	9
*Subaccount began operations in this period
**Experienced a name change within the past 10 years.
“-” denotes no contract owner was invested in subaccount in this period

Death Benefit Option 2 Contracts
Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Alger Capital Appreciation Portfolio – Class I-2 Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
AB VPS Balanced Wealth Strategy Portfolio – Class B**
From 1/1/2008* To 12/31/2008	N/A	$0.746	184
From 1/1/2009 To 12/31/2009	$ 0.746	$0.914	154
From 1/1/2010 To 12/31/2010	$ 0.914	$0.993	62
From 1/1/2011 To 12/30/2011	$ 0.993	$0.948	61
From 1/1/2012 To 12/31/2012	$ 0.948	$1.059	61
From 1/1/2013 To 12/31/2013	$ 1.059	$1.213	57
From 1/1/2014 To 12/31/2014	$ 1.213	$1.279	53
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares**
From 1/1/2008* To 12/31/2008	N/A	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	$ 1.161	$1.118	3
From 1/1/2012 To 12/31/2012	$ 1.118	$1.292	3
From 1/1/2013 To 12/31/2013	$ 1.292	$1.690	16
From 1/1/2014 To 12/31/2014	$ 1.690	$1.819	15
Deutsche Equity 500 Index VIP – Class A**
From 1/1/2005* To 12/31/2005	N/A	$1.043	0†
From 1/1/2006 To 12/31/2006	$ 1.043	$1.186	64
From 1/1/2007 To 12/31/2007	$ 1.186	$1.230	66
From 1/1/2008 To 12/31/2008	$ 1.230	$0.762	872
From 1/1/2009 To 12/31/2009	$ 0.762	$0.948	75
From 1/1/2010 To 12/31/2010	$ 0.948	$1.071	71
From 1/1/2011 To 12/30/2011	$ 1.071	$1.074	66
From 1/1/2012 To 12/31/2012	$ 1.074	$1.224	35
From 1/1/2013 To 12/31/2013	$ 1.224	$1.591	25
From 1/1/2014 To 12/31/2014	$ 1.591	$1.777	1
Deutsche Small Cap Index VIP – Class A**
From 1/1/2008* To 12/31/2008	N/A	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	$ 0.913	$1.136	11
From 1/1/2011 To 12/30/2011	$ 1.136	$1.070	10
From 1/1/2012 To 12/31/2012	$ 1.070	$1.225	6
From 1/1/2013 To 12/31/2013	$ 1.225	$1.673	2
From 1/1/2014 To 12/31/2014	$ 1.673	$1.726	1

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Federated Fund for U.S. Government Securities II
From 1/1/2005* To 12/31/2005	N/A	$0.996	0†
From 1/1/2006 To 12/31/2006	$ 0.996	$1.022	252
From 1/1/2007 To 12/31/2007	$ 1.022	$1.070	277
From 1/1/2008 To 12/31/2008	$ 1.070	$1.099	265
From 1/1/2009 To 12/31/2009	$ 1.099	$1.139	239
From 1/1/2010 To 12/31/2010	$ 1.139	$1.179	233
From 1/1/2011 To 12/30/2011	$ 1.179	$1.229	238
From 1/1/2012 To 12/31/2012	$ 1.229	$1.247	126
From 1/1/2013 To 12/31/2013	$ 1.247	$1.203	102
From 1/1/2014 To 12/31/2014	$ 1.203	$1.239	2
Federated High Income Bond Fund II – Primary Shares
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	$ 1.120	$1.141	3
From 1/1/2008 To 12/31/2008	$ 1.141	$0.832	9
From 1/1/2009 To 12/31/2009	$ 0.832	$1.252	5
From 1/1/2010 To 12/31/2010	$ 1.252	$1.415	-
From 1/1/2011 To 12/30/2011	$ 1.415	$1.466	1
From 1/1/2012 To 12/31/2012	$ 1.466	$1.656	1
From 1/1/2013 To 12/31/2013	$ 1.656	$1.745	-
From 1/1/2014 To 12/31/2014	$ 1.745	$1.766	-
Federated Prime Money Fund II
From 1/1/2010* To 12/31/2010	N/A	$0.986	173
From 1/1/2011 To 12/30/2011	$ 0.986	$0.971	179
From 1/1/2012 To 12/31/2012	$ 0.971	$0.956	85
From 1/1/2013 To 12/31/2013	$ 0.956	$0.942	84
From 1/1/2014 To 12/31/2014	$ 0.942	$0.928	35
Fidelity ® VIP Contrafund® Portfolio – Service Class
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	$ 1.239	$1.434	12
From 1/1/2008 To 12/31/2008	$ 1.434	$0.810	402
From 1/1/2009 To 12/31/2009	$ 0.810	$1.083	22
From 1/1/2010 To 12/31/2010	$ 1.083	$1.249	26
From 1/1/2011 To 12/30/2011	$ 1.249	$1.198	24
From 1/1/2012 To 12/31/2012	$ 1.198	$1.372	20
From 1/1/2013 To 12/31/2013	$ 1.372	$1.773	18
From 1/1/2014 To 12/31/2014	$ 1.773	$1.953	10
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
From 1/1/2005* To 12/31/2005	N/A	$1.082	0†
From 1/1/2006 To 12/31/2006	$ 1.082	$1.123	43
From 1/1/2007 To 12/31/2007	$ 1.123	$1.360	236
From 1/1/2008 To 12/31/2008	$ 1.360	$0.602	447
From 1/1/2009 To 12/31/2009	$ 0.602	$0.864	520
From 1/1/2010 To 12/31/2010	$ 0.864	$1.053	502
From 1/1/2011 To 12/30/2011	$ 1.053	$1.060	462
From 1/1/2012 To 12/31/2012	$ 1.060	$1.247	399
From 1/1/2013 To 12/31/2013	$ 1.247	$1.692	268
From 1/1/2014 To 12/31/2014	$ 1.692	$1.869	189

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Fidelity ® VIP Growth Portfolio – Service Class
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	$ 1.120	$1.400	8
From 1/1/2008 To 12/31/2008	$ 1.400	$0.727	74
From 1/1/2009 To 12/31/2009	$ 0.727	$0.918	10
From 1/1/2010 To 12/31/2010	$ 0.918	$1.122	30
From 1/1/2011 To 12/30/2011	$ 1.122	$1.107	27
From 1/1/2012 To 12/31/2012	$ 1.107	$1.249	22
From 1/1/2013 To 12/31/2013	$ 1.249	$1.675	20
From 1/1/2014 To 12/31/2014	$ 1.675	$1.835	18
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
From 1/1/2007* To 12/31/2007	N/A	$1.031	198
From 1/1/2008 To 12/31/2008	$ 1.031	$0.981	219
From 1/1/2009 To 12/31/2009	$ 0.981	$1.118	207
From 1/1/2010 To 12/31/2010	$ 1.118	$1.186	222
From 1/1/2011 To 12/30/2011	$ 1.186	$1.253	219
From 1/1/2012 To 12/31/2012	$ 1.253	$1.305	212
From 1/1/2013 To 12/31/2013	$ 1.305	$1.261	210
From 1/1/2014 To 12/31/2014	$ 1.261	$1.314	129
Franklin Flex Cap Growth VIP Fund – Class 2**
From 1/1/2008* To 12/31/2008	N/A	$0.726	6
From 1/1/2009 To 12/31/2009	$ 0.726	$0.951	5
From 1/1/2010 To 12/31/2010	$ 0.951	$1.088	5
From 1/1/2011 To 12/30/2011	$ 1.088	$1.021	5
From 1/1/2012 To 12/31/2012	$ 1.021	$1.098	5
From 1/1/2013 To 12/31/2013	$ 1.098	$1.487	4
From 1/1/2014 To 12/31/2014	$ 1.487	$1.555	-
Franklin Income VIP Fund – Class 2**
From 1/1/2006* To 12/31/2006	N/A	$1.109	98
From 1/1/2007 To 12/31/2007	$ 1.109	$1.133	484
From 1/1/2008 To 12/31/2008	$ 1.133	$0.785	1,204
From 1/1/2009 To 12/31/2009	$ 0.785	$1.049	1,133
From 1/1/2010 To 12/31/2010	$ 1.049	$1.164	713
From 1/1/2011 To 12/30/2011	$ 1.164	$1.174	654
From 1/1/2012 To 12/31/2012	$ 1.174	$1.303	545
From 1/1/2013 To 12/31/2013	$ 1.303	$1.462	516
From 1/1/2014 To 12/31/2014	$ 1.462	$1.507	267
Franklin Mutual Shares VIP Fund – Class 2**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	$ 1.076	$1.254	84
From 1/1/2007 To 12/31/2007	$ 1.254	$1.278	420
From 1/1/2008 To 12/31/2008	$ 1.278	$0.792	1,146
From 1/1/2009 To 12/31/2009	$ 0.792	$0.983	1,165
From 1/1/2010 To 12/31/2010	$ 0.983	$1.077	743
From 1/1/2011 To 12/30/2011	$ 1.077	$1.050	685
From 1/1/2012 To 12/31/2012	$ 1.050	$1.181	552
From 1/1/2013 To 12/31/2013	$ 1.181	$1.492	494
From 1/1/2014 To 12/31/2014	$ 1.492	$1.575	251

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Guggenheim VT Long Short Equity Fund**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
From 1/1/2010* To 12/31/2010	N/A	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
From 1/1/2010* To 12/31/2010	N/A	$1.024	162
From 1/1/2011 To 12/30/2011	$ 1.024	$1.000	160
From 1/1/2012 To 12/31/2012	$ 1.000	$1.091	159
From 1/1/2013 To 12/31/2013	$ 1.091	$1.202	262
From 1/1/2014 To 12/31/2014	$ 1.202	$1.238	114
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
From 1/1/2010* To 12/31/2010	N/A	$1.039	59
From 1/1/2011 To 12/30/2011	$ 1.039	$0.986	63
From 1/1/2012 To 12/31/2012	$ 0.986	$1.097	-
From 1/1/2013 To 12/31/2013	$ 1.097	$1.259	-
From 1/1/2014 To 12/31/2014	$ 1.259	$1.297	-
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
From 1/1/2010* To 12/31/2010	N/A	$1.011	223
From 1/1/2011 To 12/30/2011	$ 1.011	$1.006	221
From 1/1/2012 To 12/31/2012	$ 1.006	$1.069	216
From 1/1/2013 To 12/31/2013	$ 1.069	$1.131	543
From 1/1/2014 To 12/31/2014	$ 1.131	$1.150	536
Invesco V.I. American Franchise Fund – Series I Shares**
From 1/1/2012* To 12/31/2012	N/A	$0.974	21
From 1/1/2013 To 12/31/2013	$ 0.974	$1.345	15
From 1/1/2014 To 12/31/2014	$ 1.345	$1.436	-
Invesco V.I. Core Equity Fund – Series I Shares**
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Invesco V.I. Equity and Income Fund – Class II**
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares**
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	$ 1.096	$1.146	8
From 1/1/2008 To 12/31/2008	$ 1.146	$0.931	7
From 1/1/2009 To 12/31/2009	$ 0.931	$1.231	4
From 1/1/2010 To 12/31/2010	$ 1.231	$1.362	4
From 1/1/2011 To 12/30/2011	$ 1.362	$1.401	4
From 1/1/2012 To 12/31/2012	$ 1.401	$1.553	4
From 1/1/2013 To 12/31/2013	$ 1.553	$1.654	4
From 1/1/2014 To 12/31/2014	$ 1.654	$1.700	4
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
From 1/1/2005* To 12/31/2005	N/A	$1.049	0†
From 1/1/2006 To 12/31/2006	$ 1.049	$1.212	65
From 1/1/2007 To 12/31/2007	$ 1.212	$1.235	220
From 1/1/2008 To 12/31/2008	$ 1.235	$0.773	184
From 1/1/2009 To 12/31/2009	$ 0.773	$0.906	195
From 1/1/2010 To 12/31/2010	$ 0.906	$1.048	188
From 1/1/2011 To 12/30/2011	$ 1.048	$0.969	180
From 1/1/2012 To 12/31/2012	$ 0.969	$1.070	150
From 1/1/2013 To 12/31/2013	$ 1.070	$1.432	86
From 1/1/2014 To 12/31/2014	$ 1.432	$1.519	24

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	$ 1.178	$1.167	7
From 1/1/2008 To 12/31/2008	$ 1.167	$0.697	7
From 1/1/2009 To 12/31/2009	-	$0.869	-
From 1/1/2010 To 12/31/2010	-	$1.074	-
From 1/1/2011 To 12/30/2011	-	$1.016	-
From 1/1/2012 To 12/31/2012	-	$1.146	-
From 1/1/2013 To 12/31/2013	-	$1.471	-
From 1/1/2014 To 12/31/2014	$ 1.471	$1.616	-
Neuberger Berman AMT Guardian Portfolio – S Class
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	$ 1.054	$1.113	118
From 1/1/2008 To 12/31/2008	$ 1.113	$0.686	282
From 1/1/2009 To 12/31/2009	$ 0.686	$0.876	317
From 1/1/2010 To 12/31/2010	$ 0.876	$1.026	306
From 1/1/2011 To 12/30/2011	$ 1.026	$0.979	304
From 1/1/2012 To 12/31/2012	$ 0.979	$1.086	288
From 1/1/2013 To 12/31/2013	$ 1.086	$1.483	194
From 1/1/2014 To 12/31/2014	$ 1.483	$1.591	159
Neuberger Berman AMT Small Cap Growth Portfolio – S Class**
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Oppenheimer Capital Appreciation Fund/VA – Service Shares
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	$ 1.015	$1.138	2
From 1/1/2008 To 12/31/2008	$ 1.138	$0.609	-
From 1/1/2009 To 12/31/2009	$ 0.609	$0.865	-
From 1/1/2010 To 12/31/2010	$ 0.865	$0.930	-
From 1/1/2011 To 12/30/2011	$ 0.930	$0.903	-
From 1/1/2012 To 12/31/2012	$ 0.903	$1.012	-
From 1/1/2013 To 12/31/2013	$ 1.012	$1.291	-
From 1/1/2014 To 12/31/2014	$ 1.291	$1.464	-
Oppenheimer Global Fund/VA – Service Shares**
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	$ 1.062	$1.109	8
From 1/1/2008 To 12/31/2008	$ 1.109	$0.652	8
From 1/1/2009 To 12/31/2009	$ 0.652	$0.895	21
From 1/1/2010 To 12/31/2010	$ 0.895	$1.020	4
From 1/1/2011 To 12/30/2011	$ 1.020	$0.919	4
From 1/1/2012 To 12/31/2012	$ 0.919	$1.095	4
From 1/1/2013 To 12/31/2013	$ 1.095	$1.370	4
From 1/1/2014 To 12/31/2014	$ 1.370	$1.377	4

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares**
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	$ 0.997	$0.968	111
From 1/1/2008 To 12/31/2008	$ 0.968	$0.591	217
From 1/1/2009 To 12/31/2009	$ 0.591	$0.797	232
From 1/1/2010 To 12/31/2010	$ 0.797	$0.966	215
From 1/1/2011 To 12/30/2011	$ 0.966	$0.929	227
From 1/1/2012 To 12/31/2012	$ 0.929	$1.077	212
From 1/1/2013 To 12/31/2013	$ 1.077	$1.491	128
From 1/1/2014 To 12/31/2014	$ 1.491	$1.640	100
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	$ 0.950	$1.153	88
From 1/1/2008 To 12/31/2008	$ 1.153	$0.637	161
From 1/1/2009 To 12/31/2009	$ 0.637	$0.889	181
From 1/1/2010 To 12/31/2010	$ 0.889	$1.088	173
From 1/1/2011 To 12/30/2011	$ 1.088	$0.991	173
From 1/1/2012 To 12/31/2012	$ 0.991	$1.026	176
From 1/1/2013 To 12/31/2013	$ 1.026	$0.862	174
From 1/1/2014 To 12/31/2014	$ 0.862	$0.691	180
PIMCO Real Return Portfolio – Advisor Class
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	$ 1.013	$1.103	5
From 1/1/2008 To 12/31/2008	$ 1.103	$1.009	29
From 1/1/2009 To 12/31/2009	$ 1.009	$1.175	40
From 1/1/2010 To 12/31/2010	$ 1.175	$1.250	40
From 1/1/2011 To 12/30/2011	$ 1.250	$1.374	63
From 1/1/2012 To 12/31/2012	$ 1.374	$1.470	53
From 1/1/2013 To 12/31/2013	$ 1.470	$1.314	25
From 1/1/2014 To 12/31/2014	$ 1.314	$1.333	10
PIMCO Total Return Portfolio – Advisor Class
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	$ 1.104	$1.138	25
From 1/1/2009 To 12/31/2009	$ 1.138	$1.277	861
From 1/1/2010 To 12/31/2010	$ 1.277	$1.359	785
From 1/1/2011 To 12/30/2011	$ 1.359	$1.385	624
From 1/1/2012 To 12/31/2012	$ 1.385	$1.494	608
From 1/1/2013 To 12/31/2013	$ 1.494	$1.441	496
From 1/1/2014 To 12/31/2014	$ 1.441	$1.479	427
Sentinel Variable Products Balanced Fund
From 1/1/2007* To 12/31/2007	N/A	-	-
From 1/1/2008 To 12/31/2008	$ 1.016	$0.761	6
From 1/1/2009 To 12/31/2009	$ 0.761	$0.910	5
From 1/1/2010 To 12/31/2010	$ 0.910	$1.006	5
From 1/1/2011 To 12/30/2011	$ 1.006	$1.031	5
From 1/1/2012 To 12/31/2012	$ 1.031	$1.132	5
From 1/1/2013 To 12/31/2013	$ 1.132	$1.326	5
From 1/1/2014 To 12/31/2014	$ 1.326	$1.408	-

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Sentinel Variable Products Bond Fund
From 1/1/2007* To 12/31/2007	N/A	$1.019	23
From 1/1/2008 To 12/31/2008	$ 1.019	$1.038	138
From 1/1/2009 To 12/31/2009	$ 1.038	$1.136	145
From 1/1/2010 To 12/31/2010	$ 1.136	$1.201	155
From 1/1/2011 To 12/30/2011	$ 1.201	$1.266	151
From 1/1/2012 To 12/31/2012	$ 1.266	$1.329	145
From 1/1/2013 To 12/31/2013	$ 1.329	$1.304	148
From 1/1/2014 To 12/31/2014	$ 1.304	$1.337	117
Sentinel Variable Products Common Stock Fund
From 1/1/2007* To 12/31/2007	N/A	$1.022	91
From 1/1/2008 To 12/31/2008	$ 1.022	$0.674	617
From 1/1/2009 To 12/31/2009	$ 0.674	$0.848	707
From 1/1/2010 To 12/31/2010	$ 0.848	$0.968	700
From 1/1/2011 To 12/30/2011	$ 0.968	$0.973	675
From 1/1/2012 To 12/31/2012	$ 0.973	$1.103	611
From 1/1/2013 To 12/31/2013	$ 1.103	$1.431	487
From 1/1/2014 To 12/31/2014	$ 1.431	$1.556	393
Sentinel Variable Products Mid Cap Fund**
From 1/1/2007* To 12/31/2007	N/A	$1.077	73
From 1/1/2008 To 12/31/2008	$ 1.077	$0.572	-
From 1/1/2009 To 12/31/2009	$ 0.572	$0.736	-
From 1/1/2010 To 12/31/2010	$ 0.736	$0.895	-
From 1/1/2011 To 12/30/2011	$ 0.895	$0.914	-
From 1/1/2012 To 12/31/2012	$ 0.914	$1.011	-
From 1/1/2013 To 12/31/2013	$ 1.011	$1.318	-
From 1/1/2014 To 12/31/2014	$ 1.318	$1.359	-
Sentinel Variable Products Small Company Fund
From 1/1/2007* To 12/31/2007	N/A	$1.004	87
From 1/1/2008 To 12/31/2008	$ 1.004	$0.670	94
From 1/1/2009 To 12/31/2009	$ 0.670	$0.839	103
From 1/1/2010 To 12/31/2010	$ 0.839	$1.023	96
From 1/1/2011 To 12/30/2011	$ 1.023	$1.038	92
From 1/1/2012 To 12/31/2012	$ 1.038	$1.139	87
From 1/1/2013 To 12/31/2013	$ 1.139	$1.512	68
From 1/1/2014 To 12/31/2014	$ 1.512	$1.588	52
Templeton Developing Markets VIP Fund – Class 2**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	$ 1.066	$1.353	3
From 1/1/2008 To 12/31/2008	$ 1.353	$0.630	3
From 1/1/2009 To 12/31/2009	$ 0.630	$1.071	3
From 1/1/2010 To 12/31/2010	$ 1.071	$1.241	3
From 1/1/2011 To 12/30/2011	$ 1.241	$1.028	20
From 1/1/2012 To 12/31/2012	$ 1.028	$1.146	20
From 1/1/2013 To 12/31/2013	$ 1.146	$1.119	3
From 1/1/2014 To 12/31/2014	$ 1.119	$1.010	3

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Templeton Foreign VIP Fund – Class 2**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	$ 1.328	$1.510	4
From 1/1/2008 To 12/31/2008	$ 1.510	$0.887	4
From 1/1/2009 To 12/31/2009	$ 0.887	$1.197	4
From 1/1/2010 To 12/31/2010	$ 1.197	$1.279	4
From 1/1/2011 To 12/30/2011	$ 1.279	$1.126	4
From 1/1/2012 To 12/31/2012	$ 1.126	$1.311	4
From 1/1/2013 To 12/31/2013	$ 1.311	$1.588	4
From 1/1/2014 To 12/31/2014	$ 1.588	$1.390	4
Templeton Growth VIP Fund – Class 2**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	$ 1.084	$1.300	81
From 1/1/2007 To 12/31/2007	$ 1.300	$1.311	401
From 1/1/2008 To 12/31/2008	$ 1.311	$0.745	1,206
From 1/1/2009 To 12/31/2009	$ 0.745	$0.962	1,184
From 1/1/2010 To 12/31/2010	$ 0.962	$1.017	782
From 1/1/2011 To 12/30/2011	$ 1.017	$0.932	768
From 1/1/2012 To 12/31/2012	$ 0.932	$1.112	578
From 1/1/2013 To 12/31/2013	$ 1.112	$1.433	507
From 1/1/2014 To 12/31/2014	$ 1.433	$1.371	280
Virtus Capital Growth Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	$ 1.067	$1.164	3
From 1/1/2008 To 12/31/2008	$ 1.164	$0.679	4
From 1/1/2009 To 12/31/2009	$ 0.679	$0.869	-
From 1/1/2010 To 12/31/2010	$ 0.869	$0.983	-
From 1/1/2011 To 12/30/2011	$ 0.983	$0.924	-
From 1/1/2012 To 12/31/2012	$ 0.924	$1.035	-
From 1/1/2013 To 12/31/2013	$ 1.035	$1.320	-
From 1/1/2014 To 12/31/2014	$ 1.320	$1.452	-
Virtus Growth & Income Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	$1.035	0†
From 1/1/2006 To 12/31/2006	$ 1.035	$1.194	35
From 1/1/2007 To 12/31/2007	$ 1.194	$1.255	36
From 1/1/2008 To 12/31/2008	$ 1.255	$0.804	37
From 1/1/2009 To 12/31/2009	$ 0.804	$0.978	40
From 1/1/2010 To 12/31/2010	$ 0.978	$1.087	39
From 1/1/2011 To 12/30/2011	$ 1.087	$1.053	36
From 1/1/2012 To 12/31/2012	$ 1.053	$1.191	18
From 1/1/2013 To 12/31/2013	$ 1.191	$1.546	13
From 1/1/2014 To 12/31/2014	$ 1.546	$1.669	-

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus International Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	$ 1.192	$1.496	97
From 1/1/2007 To 12/31/2007	$ 1.496	$1.693	266
From 1/1/2008 To 12/31/2008	$ 1.693	$1.018	490
From 1/1/2009 To 12/31/2009	$ 1.018	$1.402	518
From 1/1/2010 To 12/31/2010	$ 1.402	$1.567	507
From 1/1/2011 To 12/30/2011	$ 1.567	$1.473	495
From 1/1/2012 To 12/31/2012	$ 1.473	$1.691	431
From 1/1/2013 To 12/31/2013	$ 1.691	$1.795	339
From 1/1/2014 To 12/31/2014	$ 1.795	$1.699	278
Virtus Multi-Sector Fixed Income Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	$1.010	0†
From 1/1/2006 To 12/31/2006	$ 1.010	$1.063	54
From 1/1/2007 To 12/31/2007	$ 1.063	$1.086	220
From 1/1/2008 To 12/31/2008	$ 1.086	$0.878	318
From 1/1/2009 To 12/31/2009	$ 0.878	$1.212	300
From 1/1/2010 To 12/31/2010	$ 1.212	$1.365	286
From 1/1/2011 To 12/30/2011	$ 1.365	$1.385	274
From 1/1/2012 To 12/31/2012	$ 1.385	$1.564	241
From 1/1/2013 To 12/31/2013	$ 1.564	$1.575	230
From 1/1/2014 To 12/31/2014	$ 1.575	$1.581	132
Virtus Real Estate Securities Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	$1.098	0†
From 1/1/2006 To 12/31/2006	$ 1.098	$1.483	12
From 1/1/2007 To 12/31/2007	$ 1.483	$1.231	65
From 1/1/2008 To 12/31/2008	$ 1.231	$0.765	164
From 1/1/2009 To 12/31/2009	$ 0.765	$0.973	174
From 1/1/2010 To 12/31/2010	$ 0.973	$1.227	151
From 1/1/2011 To 12/30/2011	$ 1.227	$1.328	149
From 1/1/2012 To 12/31/2012	$ 1.328	$1.530	127
From 1/1/2013 To 12/31/2013	$ 1.530	$1.521	98
From 1/1/2014 To 12/31/2014	$ 1.521	$1.972	77
Virtus Small-Cap Growth Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	$ 1.560	$0.846	273
From 1/1/2009 To 12/31/2009	$ 0.846	$1.020	-
From 1/1/2010 To 12/31/2010	$ 1.311	$1.141	4
From 1/1/2011 To 12/30/2011	$ 1.141	$1.311	3
From 1/1/2012 To 12/31/2012	$ 1.311	$1.443	1
From 1/1/2013 To 12/31/2013	$ 1.443	$1.993	1
From 1/1/2014 To 12/31/2014	$ 1.993	$2.072	-

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Small-Cap Value Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	$ 1.073	$1.234	3
From 1/1/2007 To 12/31/2007	$ 1.234	$1.190	11
From 1/1/2008 To 12/31/2008	$ 1.190	$0.728	9
From 1/1/2009 To 12/31/2009	$ 0.728	$0.867	3
From 1/1/2010 To 12/31/2010	$ 0.867	$1.002	244
From 1/1/2011 To 12/30/2011	$ 1.002	$1.032	225
From 1/1/2012 To 12/31/2012	$ 1.032	$1.099	209
From 1/1/2013 To 12/31/2013	$ 1.099	$1.524	139
From 1/1/2014 To 12/31/2014	$ 1.524	$1.529	112
Virtus Strategic Allocation Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Wanger International**
From 1/1/2005* To 12/31/2005	N/A	$1.170	0†
From 1/1/2006 To 12/31/2006	$ 1.170	$1.580	10
From 1/1/2007 To 12/31/2007	$ 1.580	$1.810	38
From 1/1/2008 To 12/31/2008	$ 1.810	$0.970	93
From 1/1/2009 To 12/31/2009	$ 0.970	$1.431	91
From 1/1/2010 To 12/31/2010	$ 1.431	$1.761	84
From 1/1/2011 To 12/30/2011	$ 1.761	$1.481	109
From 1/1/2012 To 12/31/2012	$ 1.481	$1.773	97
From 1/1/2013 To 12/31/2013	$ 1.773	$2.138	54
From 1/1/2014 To 12/31/2014	$ 2.138	$2.013	54
Wanger International Select
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	$ 1.337	$1.608	4
From 1/1/2011 To 12/30/2011	$ 1.608	$1.424	4
From 1/1/2012 To 12/31/2012	$ 1.424	$1.711	2
From 1/1/2013 To 12/31/2013	$ 1.711	$1.922	1
From 1/1/2014 To 12/31/2014	$ 1.922	$1.761	-

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Wanger Select
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	$ 1.331	$1.435	3
From 1/1/2008 To 12/31/2008	$ 1.435	$0.720	3
From 1/1/2009 To 12/31/2009	$ 0.720	$1.178	3
From 1/1/2010 To 12/31/2010	$ 1.178	$1.469	3
From 1/1/2011 To 12/30/2011	$ 1.469	$1.191	5
From 1/1/2012 To 12/31/2012	$ 1.191	$1.390	5
From 1/1/2013 To 12/31/2013	$ 1.390	$1.842	3
From 1/1/2014 To 12/31/2014	$ 1.842	$1.872	3
Wanger USA**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	$ 1.157	$1.201	4
From 1/1/2008 To 12/31/2008	$ 1.201	$0.713	4
From 1/1/2009 To 12/31/2009	$ 0.713	$0.999	4
From 1/1/2010 To 12/31/2010	$ 0.999	$1.214	4
From 1/1/2011 To 12/30/2011	$ 1.214	$1.154	19
From 1/1/2012 To 12/31/2012	$ 1.154	$1.365	19
From 1/1/2013 To 12/31/2013	$ 1.365	$1.798	4
From 1/1/2014 To 12/31/2014	$ 1.798	$1.856	4
*Subaccount began operations in this period
†Amount is less than 500 units.
**Experienced a name change within the past 10 years.
“-” denotes no contract owner was invested in subaccount in this period
Death Benefit Option 3 Contracts
Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Alger Capital Appreciation Portfolio – Class I-2 Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
AB VPS Balanced Wealth Strategy Portfolio – Class B**
From 1/1/2008* To 12/31/2008	N/A	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-

Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares**
From 1/1/2008* To 12/31/2008	N/A	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Deutsche Equity 500 Index VIP – Class A**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Deutsche Small Cap Index VIP – Class A**
From 1/1/2008* To 12/31/2008	N/A	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Federated Fund for U.S. Government Securities II
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Federated High Income Bond Fund II – Primary Shares
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Federated Prime Money Fund II
From 1/1/2010* To 12/31/2010	N/A	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-

Fidelity ® VIP Contrafund® Portfolio – Service Class
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Fidelity ® VIP Growth Portfolio – Service Class
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
From 1/1/2007* To 12/31/2007	N/A	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Franklin Flex Cap Growth VIP Fund – Class 2**
From 1/1/2008* To 12/31/2008	N/A	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-

Franklin Income VIP Fund – Class 2**
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Franklin Mutual Shares VIP Fund – Class 2**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Guggenheim VT Long Short Equity Fund**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
From 1/1/2010* To 12/31/2010	N/A	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
From 1/1/2010* To 12/31/2010	N/A	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
From 1/1/2010* To 12/31/2010	N/A	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
From 1/1/2010* To 12/31/2010	N/A	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-

Invesco V.I. American Franchise Fund – Series I Shares**
From 1/1/2012* To 12/31/2012	N/A	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Invesco V.I. Core Equity Fund – Series I Shares**
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Invesco V.I. Equity and Income Fund – Class II**
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares**
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-

Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Neuberger Berman AMT Guardian Portfolio – S Class
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Neuberger Berman AMT Small Cap Growth Portfolio – S Class**
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Oppenheimer Capital Appreciation Fund/VA – Service Shares
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-

Oppenheimer Global Fund/VA – Service Shares**
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares**
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
PIMCO Real Return Portfolio – Advisor Class
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
PIMCO Total Return Portfolio – Advisor Class
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2007 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-

Sentinel Variable Products Balanced Fund
From 1/1/2007* To 12/31/2007	N/A	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Sentinel Variable Products Bond Fund
From 1/1/2007* To 12/31/2007	N/A	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Sentinel Variable Products Common Stock Fund
From 1/1/2007* To 12/31/2007	N/A	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Sentinel Variable Products Mid Cap Fund**
From 1/1/2007* To 12/31/2007	N/A	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Sentinel Variable Products Small Company Fund
From 1/1/2007* To 12/31/2007	N/A	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Templeton Developing Markets VIP Fund – Class 2**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-

Templeton Foreign VIP Fund – Class 2**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Templeton Growth VIP Fund – Class 2**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Virtus Capital Growth Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Virtus Growth & Income Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Virtus International Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-

Virtus Multi-Sector Fixed Income Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Virtus Real Estate Securities Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Virtus Small-Cap Growth Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Virtus Small-Cap Value Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Virtus Strategic Allocation Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-

Wanger International**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Wanger International Select
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Wanger Select
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Wanger USA**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
*Subaccount began operations in this period
**Experienced a name change within the past 10 years.
“-” denotes no contract owner was invested in subaccount in this period
Death Benefit Option 4 Contracts
Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)

Alger Capital Appreciation Portfolio – Class I-2 Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
AB VPS Balanced Wealth Strategy Portfolio – Class B**
From 1/1/2008* To 12/31/2008	N/A	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares**
From 1/1/2008* To 12/31/2008	N/A	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Deutsche Equity 500 Index VIP – Class A**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Deutsche Small Cap Index VIP – Class A**
From 1/1/2008* To 12/31/2008	N/A	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-

Federated Fund for U.S. Government Securities II
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Federated High Income Bond Fund II – Primary Shares
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Federated Prime Money Fund II
From 1/1/2010* To 12/31/2010	N/A	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Fidelity ® VIP Contrafund® Portfolio – Service Class
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-

Fidelity ® VIP Growth Portfolio – Service Class
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
From 1/1/2007* To 12/31/2007	N/A	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Franklin Flex Cap Growth VIP Fund – Class 2**
From 1/1/2008* To 12/31/2008	N/A	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Franklin Income VIP Fund – Class 2**
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Franklin Mutual Shares VIP Fund – Class 2**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-

Guggenheim VT Long Short Equity Fund**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
From 1/1/2010* To 12/31/2010	N/A	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
From 1/1/2010* To 12/31/2010	N/A	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
From 1/1/2010* To 12/31/2010	N/A	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
From 1/1/2010* To 12/31/2010	N/A	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Invesco V.I. American Franchise Fund – Series I Shares**
From 1/1/2012* To 12/31/2012	N/A	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Invesco V.I. Core Equity Fund – Series I Shares**
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-

Invesco V.I. Equity and Income Fund – Class II**
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares**
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-

Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Neuberger Berman AMT Guardian Portfolio – S Class
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Neuberger Berman AMT Small Cap Growth Portfolio – S Class**
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Oppenheimer Capital Appreciation Fund/VA – Service Shares
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Oppenheimer Global Fund/VA – Service Shares**
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-

Oppenheimer Main Street Small Cap Fund®/VA – Service Shares**
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
PIMCO Real Return Portfolio – Advisor Class
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
PIMCO Total Return Portfolio – Advisor Class
From 1/1/2006* To 12/31/2006	N/A	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2007 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Sentinel Variable Products Balanced Fund
From 1/1/2007* To 12/31/2007	N/A	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-

Sentinel Variable Products Bond Fund
From 1/1/2007* To 12/31/2007	N/A	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Sentinel Variable Products Common Stock Fund
From 1/1/2007* To 12/31/2007	N/A	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Sentinel Variable Products Mid Cap Fund**
From 1/1/2007* To 12/31/2007	N/A	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Sentinel Variable Products Small Company Fund
From 1/1/2007* To 12/31/2007	N/A	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Templeton Developing Markets VIP Fund – Class 2**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-

Templeton Foreign VIP Fund – Class 2**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Templeton Growth VIP Fund – Class 2**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Virtus Capital Growth Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Virtus Growth & Income Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Virtus International Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-

Virtus Multi-Sector Fixed Income Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Virtus Real Estate Securities Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Virtus Small-Cap Growth Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Virtus Small-Cap Value Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Virtus Strategic Allocation Series – Class A Shares**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-

Wanger International**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Wanger International Select
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Wanger Select
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
Wanger USA**
From 1/1/2005* To 12/31/2005	N/A	-	-
From 1/1/2006 To 12/31/2006	-	-	-
From 1/1/2007 To 12/31/2007	-	-	-
From 1/1/2008 To 12/31/2008	-	-	-
From 1/1/2009 To 12/31/2009	-	-	-
From 1/1/2010 To 12/31/2010	-	-	-
From 1/1/2011 To 12/30/2011	-	-	-
From 1/1/2012 To 12/31/2012	-	-	-
From 1/1/2013 To 12/31/2013	-	-	-
From 1/1/2014 To 12/31/2014	-	-	-
*Subaccount began operations in this period
**Experienced a name change within the past 10 years.
“-” denotes no contract owner was invested in subaccount in this period

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PART B
Phoenix Dimensions®

Phoenix Life Variable Accumulation Account (“Separate Account”)
Phoenix Life Insurance Company
Variable Accumulation Deferred Annuity Contract
STATEMENT OF ADDITIONAL INFORMATION	June 5, 2015

Home Office: One American Row Hartford, Connecticut 06102-5056	Phoenix Life Insurance Company Annuity Operations Division PO Box 8027 Boston, Massachusetts 02266-8027
This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus, dated June 5, 2015. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company (“Phoenix”) at the above address or by calling 800/541-0171 or by visiting our website at www.phoenixwm.com*. Defined terms used in the current prospectus are incorporated in this SAI.

1

Phoenix Life Insurance Company

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by “demutualizing” pursuant to a plan of reorganization approved by the New York Superintendent of Insurance (currently known as the Superintendent, New York State Department of Financial Services) and changed its name to Phoenix Life Insurance Company (“Phoenix”). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and main administrative offices are at One American Row, Hartford, Connecticut 06102-5056. Our New York principal office is at 15 Tech Valley Drive, Suite 201, East Greenbush, New York 12061. We provide insurance and annuity products.
Underwriter

1851 Securities, Inc. (“1851”) is the principal underwriter and national distributor for the contracts pursuant to an underwriting agreement dated January 1, 2012. 1851 is an affiliate of Phoenix. 1851 is contracted as underwriter, to offer these contracts on a continuous basis however, these contracts are no longer for sale. 1851 is not compensated for any underwriting commissions. All underwriting commissions costs are borne directly by Phoenix. 1851’s principal business address is One American Row, Hartford, CT 06102-5056.
Services

Administrative, Marketing and Support Services
Phoenix and/or the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds for providing certain administrative, marketing, or other support services to the underlying funds.
These payments reflect in part service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account’s investments in the funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that Phoenix and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts.
The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the Contract or other Contracts offered by the Phoenix. Aggregate fees relating to the different underlying funds vary and may be as much as 0.40% of the average net assets of an underlying fund attributable to the Contracts.
Other Service Providers
Under an Administrative and Accounting Services Agreement between BNY Mellon (“BNY Mellon”) (formerly PNC Global Investment Servicing) and the Company, BNY Mellon provides certain services related to the Separate Account. These services include computing investment option unit value for each Investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays BNY Mellon fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the Company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid BNY Mellon the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.
Year Ended December 31,	Fee Paid
2012	$450,503.87
2013	$458,488.47
2014	$462,799.76

Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company (collectively the “Phoenix Companies”) have entered into an agreement with Alliance-One Services, Inc., 8616 Freeport Parkway, Irving, Texas 75063 (“Alliance-One”) wherein Alliance-One has agreed to provide the Phoenix Companies with claim processing services.
Alliance-One began providing claim processing services to the Phoenix Companies during the 2008 calendar year. The fees below were paid during the last three fiscal years for such services.
2

Year Ended December 31,	Fee Paid
2012	$10,657
2013	$0
2014	$0

Information Sharing Agreements

Phoenix has entered into information sharing agreements with the underlying funds as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to monitor and, if necessary, warn and restrict policy owners who may be engaging in disruptive trading practices as determined by Phoenix or the underlying funds in accordance with their established policies.
Performance History/Calculation of Yield and Return

For detailed performance history, please visit our website at www.phoenixwm.com*. The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your contract because they do not account for any of the charges and deductions that apply to your contract value.
Yield of the Federated Prime Money Fund II Investment Option. We calculate the yield of the Federated Prime Money Fund II for a 7-day “base period” by determining the “net change in value” of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week’s return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.
The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.
The yield/return calculations include a mortality and expense risk equal to either 0.775% (Death Benefit Option 1), 1.125% (Death Benefit Option 2) or 1.225% (Death Benefit Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.
The Federated Prime Money Fund II Investment Option return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the investment option.
We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.Example Calculations:
The following examples of a return/yield calculations for the Federated Prime Money Fund II Investment Option were based on the 7-day period ending December 31, 2014:
Contracts with Death Benefit Option 1:
Value of hypothetical pre-existing account with exactly one Unit at the beginning of the period:	$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:	0.999760
Calculation:
Ending account value	0.999760
Less beginning account value	1.000000
Net change in account value	-0.000240
Base period return: (net change/beginning account value)	-0.000240
Current yield = return x (365/7) =	-1.25%
Effective yield = [(1 + return)365/7 ] – 1 =	-1.24%
Contracts with Death Benefit Option 2:
Value of hypothetical pre-existing account with exactly one unit at the beginning of the period:	$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:	0.999711
Calculation:
3

Ending account value	0.999711
Less beginning account value	1.000000
Net change in account value	-0.000289
Base period return: (net change/beginning account value)	-0.000289
Current yield = return x (365/7) =	-1.51%
Effective yield = [(1 + return)365/7 ] – 1 =	-1.50%
Contracts with Death Benefit Option 3:
Value of hypothetical pre-existing account with exactly one unit at the beginning of the period:	$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:	0.999711
Calculation:
Ending account value	0.999711
Less beginning account value	1.000000
Net change in account value	-0.000289
Base period return: (net change/beginning account value)	-0.000289
Current yield = return x (365/7) =	-1.51%
Effective yield = [(1 + return)365/7 ] – 1 =	-1.50%
Contracts with Death Benefit Option 4:
Value of hypothetical pre-existing account with exactly one unit at the beginning of the period:	$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:	0.999662
Calculation:
Ending account value	0.999662
Less beginning account value	1.000000
Net change in account value	-0.000338
Base period return: (net change/beginning account value)	-0.000338
Current yield = return x (365/7) =	-1.76%
Effective yield = [(1 + return)365/7 ] – 1 =	-1.75%
Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.
Calculation of Total Return. Total return measures the change in value of an investment option investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:
(1)	we assume a hypothetical $1,000 initial investment in the investment option;
(2)	we determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);
(3)	we divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;
(4)	to get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.
The formula in mathematical terms is:
R =((ERV /II)(1/n)) – 1
Where:
II =a hypothetical initial payment of $1,000
R =average annual total return for the period
n =number of years in the period
ERV= ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]
We normally calculate total return for 1-year, 5-year and 10-year periods for each investment option. If a investment option has not been available for at least ten years, we will provide total returns for other relevant periods.
4

Performance Information
Advertisements, sales literature and other communications may contain information about a series’ or advisor’s current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series’ specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series’ total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:
A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:
The Dow Jones Industrial AverageSM (“DJIA”)
CS First Boston High Yield Index
Citigroup Corporate Index
Citigroup Government Bond Index
Standard & Poor’s 500 Index® (“S&P 500”)
Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:
Lipper Analytical Services
Morningstar, Inc.
Thomson Financial
A fund may also compare a series’ performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:
Barron’s
Bloomberg Businessweek
Consumer Reports
Financial Planning
Financial Services Weekly
Forbes
Fortune
Investor’s Business Daily
Kiplinger’s Personal Finance
Money
The New York Times
Personal Investor
Registered Rep
U.S. News and World Report
The Wall Street Journal
A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.
The total return and yield may be used to compare the performance of the investment options with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:
The Dow Jones Industrial AverageSM (“DJIA”)
CS First Boston High Yield Index
Citigroup Corporate Index
Citigroup Government Bond Index
Standard and Poor’s 500 Index® (“S&P 500”)
The DJIA is an unweighted index of 30 industrial “blue chip” U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA.
The S& P 500 is a free-float market capitalization weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor’s Index Committee makes all decisions about the S&P 500.
5

Weighted and unweighted indices: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to “weight” the influence of a stock’s price on the index. Simply put, larger companies’ stock prices influence the index more than smaller companies’ stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company’s relative size has no bearing on its impact on the index.
The funds’ annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or Phoenix at the address and telephone number on page one.
Calculation of Annuity Payments

See your prospectus in the section titled “The Annuity Period” for a description of the annuity options.
You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.
Fixed Annuity Payments
Fixed annuity payments are determined by the total dollar value for all investment options’ accumulation units and all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.
For certain contracts, including those issued on and after May 1, 2008, under Annuity Payment Options A, B, D, E and F, the applicable annuity payment option rate used to determine the payment amount will not be less than the rate based on the 2000 Individual Annuity Mortality Table with a 10-year age setback and an interest rate of 2.5%. Under Annuity Payment Options G and H the guaranteed interest rate is 1.5%. Please see your contract for the Annuity Mortality Tables that would apply to fixed annuity payments under your contract.
It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.
Variable Annuity Payments
Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each investment option, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each investment option.
In each investment option, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that investment option by the annuity unit value for that investment option on the first payment calculation date. Thereafter, the number of fixed annuity units in each investment option remains unchanged unless you transfer funds to or from the investment option. If you transfer funds to or from a investment option, the number of fixed annuity units will change in proportion to the change in value of the investment option as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.
Second and subsequent payments are determined by multiplying the number of fixed annuity units for each investment option by the annuity unit value for that investment option on the payment calculation date. The total payment will equal the sum of the amounts provided by each investment option. The amount of second and subsequent payments will vary with the investment experience of the investment options and may be either higher or lower than the first payment.
Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.
Under Annuity Payment Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.
We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.
We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See your prospectus in the section titled “Deductions and Charges.” Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.
6

Experts

The financial statements of each of the investment options of Phoenix Life Variable Accumulation Account which include the statements of assets and liabilities as of December 31, 2014, the results of each of their operations for the period then ended, the changes in net assets for each of the periods then ended, and the financial highlights for each of the periods indicated, and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014 included in this Prospectus and in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

* This is intended as an inactive textual reference only.
7

ANNUAL REPORT
PHOENIX LIFE VARIABLE
ACCUMULATION ACCOUNT
December 31, 2014

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014
	Alger Capital Appreciation Portfolio – Class I-2 Shares		AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		Deutsche Equity 500 Index VIP – Class A
Assets:
Investments at fair value	$ 1,084,251		$ 1,388,614		$ 693,611		$ 3,822,413
Total assets	$ 1,084,251		$ 1,388,614		$ 693,611		$ 3,822,413
Total net assets	$ 1,084,251		$ 1,388,614		$ 693,611		$ 3,822,413
Net Assets:
Accumulation units	$ 1,061,415		$ 1,357,229		$ 693,611		$ 3,820,894
Contracts in payout (annuitization) period	$ 22,836		$ 31,385		$ -		$ 1,519
Total net assets	$ 1,084,251		$ 1,388,614		$ 693,611		$ 3,822,413
Units outstanding	599,520		1,088,308		374,956		1,919,853
Investment shares held	15,196		115,238		7,245		187,281
Investments at cost	$ 515,245		$ 1,291,564		$ 559,817		$ 2,090,524
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.63	10,515	$ -	-	$ 1.88	8,732	$ 2.10	129,312
Group Strategic Edge®	$ 1.65	12,893	$ -	-	$ 1.85	5,971	$ 2.03	31,586
Phoenix Dimensions® Option 1	$ -	-	$ 1.30	288,462	$ 1.85	8,169	$ 1.82	47,329
Phoenix Dimensions® Option 2	$ -	-	$ 1.28	53,176	$ 1.82	15,400	$ 1.78	1,190
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.27	264,399	$ -	-	$ 1.86	50,050
Phoenix Investor’s Edge® Option 2	$ 2.49	841	$ 1.25	360,821	$ -	-	$ 1.82	173,824
Phoenix Spectrum Edge® Option 1	$ 2.80	5,879	$ -	-	$ -	-	$ 1.98	112,308
Phoenix Spectrum Edge® Option 2	$ 2.75	1,886	$ -	-	$ 1.85	1,058	$ 1.94	271,013
The Big Edge Choice®—NY	$ 1.65	50,989	$ -	-	$ 1.83	2,719	$ 2.00	49,346
The Big Edge Plus®	$ 1.65	367,936	$ 1.30	121,450	$ 1.85	331,595	$ 2.03	1,037,854
The Phoenix Edge®—VA NY Option 1	$ 2.19	119,758	$ -	-	$ 1.90	1,312	$ 2.13	5,270
The Phoenix Edge®—VA NY Option 2	$ 2.35	28,823	$ -	-	$ -	-	$ 2.03	10,771
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014
(Continued)
	Deutsche Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II		Federated High Income Bond Fund II – Primary Shares		Federated Prime Money Fund II
Assets:
Investments at fair value	$ 291,910		$ 6,747,488		$ 2,517,755		$ 14,795,103
Total assets	$ 291,910		$ 6,747,488		$ 2,517,755		$ 14,795,103
Liabilities:
Payable to Phoenix Life Insurance Company	$ -		$ -		$ -		$ 3
Total net assets	$ 291,910		$ 6,747,488		$ 2,517,755		$ 14,795,100
Net Assets:
Accumulation units	$ 291,910		$ 6,481,341		$ 2,421,231		$ 14,352,394
Contracts in payout (annuitization) period	$ -		$ 266,147		$ 96,524		$ 442,706
Total net assets	$ 291,910		$ 6,747,488		$ 2,517,755		$ 14,795,100
Units outstanding	166,265		4,422,134		1,161,883		15,788,844
Investment shares held	16,854		606,789		364,364		14,795,103
Investments at cost	$ 211,021		$ 6,891,041		$ 2,784,798		$ 14,795,103
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.79	8,788	$ 1.72	63,131	$ 2.28	137,288	$ 0.95	536,676
Freedom Edge®	$ -	-	$ 1.28	29,270	$ -	-	$ 0.92	25,439
Group Strategic Edge®	$ -	-	$ 1.64	123,097	$ 2.13	29,431	$ 0.94	450,922
Phoenix Dimensions® Option 1	$ -	-	$ -	-	$ 1.81	1,657	$ 0.94	292,106
Phoenix Dimensions® Option 2	$ 1.73	1,120	$ 1.24	1,765	$ -	-	$ 0.93	34,561
Phoenix Income Choice®	$ -	-	$ -	-	$ -	-	$ 0.94	177
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.34	88,533	$ 2.20	6,324	$ 0.92	78,341
Phoenix Investor’s Edge® Option 2	$ 1.69	4,143	$ 1.32	429,629	$ 2.16	17,639	$ 0.91	59,298
Phoenix Spectrum Edge® Option 1	$ 1.77	338	$ 1.44	522,754	$ 2.39	46,424	$ 0.95	164,924
Phoenix Spectrum Edge® Option 2	$ -	-	$ 1.41	761,525	$ 2.34	26,835	$ 0.94	386,146
Phoenix Spectrum Edge® Option 3	$ -	-	$ 1.38	8,063	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ -	-	$ 0.94	84,667
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.22	41,134	$ 1.53	18,999	$ 0.93	116,343
Retirement Planner's Edge	$ -	-	$ 1.45	21,226	$ 2.28	3,541	$ 0.93	56,423
Templeton Investment Plus	$ -	-	$ -	-	$ -	-	$ 0.93	7,389,944
The Big Edge Choice®—NY	$ 1.74	2,899	$ 1.64	134,846	$ 2.09	75,885	$ 0.93	261,191
The Big Edge Plus®	$ 1.76	148,977	$ 1.64	1,850,409	$ 2.13	738,413	$ 0.94	5,648,577
The Phoenix Edge®—VA NY Option 1	$ -	-	$ 1.55	262,811	$ 2.44	51,278	$ 0.96	92,542
The Phoenix Edge®—VA NY Option 2	$ -	-	$ 1.48	83,941	$ 2.29	8,169	$ 0.94	110,567
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class		Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
Assets:
Investments at fair value	$ 13,643,407		$ 5,074,144		$ 1,465,854		$ 2,481,823
Total assets	$ 13,643,407		$ 5,074,144		$ 1,465,854		$ 2,481,823
Liabilities:
Payable to Phoenix Life Insurance Company	$ -		$ 1		$ -		$ -
Total net assets	$ 13,643,407		$ 5,074,143		$ 1,465,854		$ 2,481,823
Net Assets:
Accumulation units	$ 13,548,199		$ 5,071,360		$ 1,432,791		$ 2,454,138
Contracts in payout (annuitization) period	$ 95,208		$ 2,783		$ 33,063		$ 27,685
Total net assets	$ 13,643,407		$ 5,074,143		$ 1,465,854		$ 2,481,823
Units outstanding	6,309,955		3,099,640		1,124,196		1,868,969
Investment shares held	366,463		151,648		23,150		196,037
Investments at cost	$ 8,244,351		$ 2,668,910		$ 676,226		$ 2,418,682
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 2.22	346,844	$ 1.49	13,866	$ 1.20	2,554	$ 1.37	42,416
Freedom Edge®	$ 2.52	4,276	$ 2.15	11,336	$ -	-	$ 1.30	12,234
Group Strategic Edge®	$ 2.12	78,301	$ 1.40	31,439	$ 1.17	48,195	$ 1.34	5,111
Phoenix Dimensions® Option 1	$ 2.00	49,511	$ 1.91	179,644	$ -	-	$ 1.34	228,122
Phoenix Dimensions® Option 2	$ 1.95	10,046	$ 1.87	189,387	$ 1.83	18,272	$ 1.31	129,171
Phoenix Income Choice®	$ -	-	$ 1.87	925	$ -	-	$ 1.34	480
Phoenix Investor’s Edge® Option 1	$ 2.53	47,129	$ 1.95	38,207	$ 1.65	7,780	$ 1.30	66,557
Phoenix Investor’s Edge® Option 2	$ 2.48	115,819	$ 1.91	178,416	$ 1.62	28,892	$ 1.28	92,078
Phoenix Spectrum Edge® Option 1	$ 2.68	176,756	$ 2.06	111,623	$ 1.78	50,665	$ 1.36	64,208
Phoenix Spectrum Edge® Option 2	$ 2.63	82,536	$ 2.02	376,388	$ 1.74	125,396	$ 1.34	124,924
Phoenix Spectrum Edge® Option 3	$ -	-	$ -	-	$ 1.71	2,174	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.54	344,801	$ -	-	$ 1.33	193,219
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.53	517,233	$ -	-	$ 1.31	384,044
Retirement Planner's Edge	$ 2.50	4,870	$ -	-	$ 1.53	28,900	$ -	-
The Big Edge Choice®—NY	$ 2.09	348,368	$ 1.45	77,960	$ 1.15	74,144	$ 1.33	51,865
The Big Edge Plus®	$ 2.12	4,888,521	$ 1.40	1,000,696	$ 1.17	710,058	$ 1.34	459,335
The Phoenix Edge®—VA NY Option 1	$ 2.59	114,915	$ 1.75	27,248	$ 1.58	22,459	$ 1.38	15,205
The Phoenix Edge®—VA NY Option 2	$ 2.48	42,063	$ 1.82	471	$ 1.34	4,707	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014
(Continued)
	Franklin Flex Cap Growth VIP Fund – Class 2		Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2		Guggenheim Long Short Equity Fund
Assets:
Investments at fair value	$ 118,912		$ 5,463,074		$ 8,547,185		$ 164,055
Total assets	$ 118,912		$ 5,463,074		$ 8,547,185		$ 164,055
Total net assets	$ 118,912		$ 5,463,074		$ 8,547,185		$ 164,055
Net Assets:
Accumulation units	$ 118,912		$ 5,463,074		$ 8,481,293		$ 164,055
Contracts in payout (annuitization) period	$ -		$ -		$ 65,892		$ -
Total net assets	$ 118,912		$ 5,463,074		$ 8,547,185		$ 164,055
Units outstanding	75,541		3,792,469		4,359,257		95,932
Investment shares held	7,159		341,442		378,194		10,879
Investments at cost	$ 105,011		$ 5,595,773		$ 5,939,522		$ 98,872
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ -	-	$ 1.47	10,236	$ 2.06	249,594	$ 1.76	4,220
Freedom Edge®	$ -	-	$ 1.49	96,824	$ 1.96	68,781	$ -	-
Group Strategic Edge®	$ -	-	$ 1.44	1,590	$ 2.52	12,908	$ -	-
Phoenix Dimensions® Option 1	$ -	-	$ 1.54	504,827	$ 1.61	471,765	$ -	-
Phoenix Dimensions® Option 2	$ -	-	$ 1.51	266,856	$ 1.57	250,749	$ -	-
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.49	187,020	$ 1.88	136,833	$ -	-
Phoenix Investor’s Edge® Option 2	$ 1.52	9,450	$ 1.47	510,891	$ 1.84	454,465	$ -	-
Phoenix Spectrum Edge® Option 1	$ -	-	$ 1.56	35,190	$ 1.99	165,058	$ -	-
Phoenix Spectrum Edge® Option 2	$ -	-	$ 1.54	88,635	$ 1.96	62,507	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.30	206,948	$ 1.19	219,787	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.29	527,040	$ 1.17	552,407	$ -	-
Retirement Planner's Edge	$ -	-	$ -	-	$ 2.00	5,300	$ -	-
The Big Edge Choice®—NY	$ -	-	$ 1.42	24,893	$ 2.42	72,329	$ -	-
The Big Edge Plus®	$ 1.58	66,091	$ 1.44	1,281,007	$ 2.52	1,537,215	$ 1.71	91,712
The Phoenix Edge®—VA NY Option 1	$ -	-	$ 1.59	18,296	$ 2.03	54,279	$ -	-
The Phoenix Edge®—VA NY Option 2	$ -	-	$ 1.54	32,216	$ 1.95	45,280	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014
(Continued)
	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II		Ibbotson Balanced ETF Asset Allocation Portfolio – Class II		Ibbotson Growth ETF Asset Allocation Portfolio – Class II		Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
Assets:
Investments at fair value	$ 312,338		$ 2,686,134		$ 726,360		$ 3,176,019
Total assets	$ 312,338		$ 2,686,134		$ 726,360		$ 3,176,019
Total net assets	$ 312,338		$ 2,686,134		$ 726,360		$ 3,176,019
Net Assets:
Accumulation units	$ 312,338		$ 2,638,567		$ 726,360		$ 3,145,325
Contracts in payout (annuitization) period	$ -		$ 47,567		$ -		$ 30,694
Total net assets	$ 312,338		$ 2,686,134		$ 726,360		$ 3,176,019
Units outstanding	237,462		2,162,652		556,038		2,745,592
Investment shares held	26,718		234,597		65,320		279,333
Investments at cost	$ 239,408		$ 2,375,577		$ 640,815		$ 3,050,960
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ -	-	$ -	-	$ 1.32	33,120	$ 1.17	11,795
Freedom Edge®	$ -	-	$ 1.23	52,981	$ -	-	$ 1.15	102,672
Group Strategic Edge®	$ -	-	$ -	-	$ 1.31	15,258	$ 1.16	171
Phoenix Dimensions® Option 1	$ 1.33	98,616	$ 1.25	572,469	$ 1.31	46,423	$ 1.16	67,241
Phoenix Dimensions® Option 2	$ -	-	$ 1.24	113,613	$ -	-	$ 1.15	536,209
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.23	560,323	$ 1.29	15,879	$ 1.14	256,155
Phoenix Investor’s Edge® Option 2	$ 1.30	131,234	$ 1.22	125,889	$ 1.28	73,138	$ 1.14	128,662
Phoenix Spectrum Edge® Option 1	$ -	-	$ 1.26	20,086	$ -	-	$ 1.17	150,327
Phoenix Spectrum Edge® Option 2	$ -	-	$ -	-	$ 1.31	100,419	$ 1.16	120,186
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ -	-	$ 1.17	24,342
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.25	257,635	$ 1.31	66,557	$ 1.16	78,817
The Big Edge Choice®—NY	$ -	-	$ 1.24	37,041	$ 1.30	3,187	$ 1.16	31,916
The Big Edge Plus®	$ 1.33	7,612	$ 1.25	422,615	$ 1.31	202,057	$ 1.16	1,214,032
The Phoenix Edge®—VA NY Option 2	$ -	-	$ -	-	$ -	-	$ 1.16	23,067
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares		Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Assets:
Investments at fair value	$ 1,223,380		$ 305,195		$ 388,400		$ 443,844
Total assets	$ 1,223,380		$ 305,195		$ 388,400		$ 443,844
Total net assets	$ 1,223,380		$ 305,195		$ 388,400		$ 443,844
Net Assets:
Accumulation units	$ 1,222,475		$ 305,195		$ 388,400		$ 443,844
Contracts in payout (annuitization) period	$ 905		$ -		$ -		$ -
Total net assets	$ 1,223,380		$ 305,195		$ 388,400		$ 443,844
Units outstanding	846,856		184,055		250,715		255,081
Investment shares held	22,292		7,442		20,594		31,568
Investments at cost	$ 836,614		$ 187,804		$ 346,598		$ 424,423
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.46	28,423	$ 1.70	725	$ 1.58	17,889	$ 1.79	9,949
Group Strategic Edge®	$ 1.45	43,476	$ 1.66	4,490	$ -	-	$ -	-
Phoenix Dimensions® Option 2	$ 1.44	317	$ -	-	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.43	15,459	$ 1.60	6,827	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 2	$ 1.42	107,344	$ 1.58	625	$ 1.53	13,307	$ 1.65	17,016
Phoenix Spectrum Edge® Option 1	$ 1.45	112,189	$ 1.68	26,502	$ 1.62	15,811	$ -	-
Phoenix Spectrum Edge® Option 2	$ 1.45	236,208	$ 1.66	39,658	$ 1.60	2,614	$ 1.74	2,679
Phoenix Spectrum Edge® Option 3	$ 1.44	1,787	$ -	-	$ -	-	$ -	-
Retirement Planner's Edge	$ 1.44	2,474	$ 1.64	15,123	$ -	-	$ -	-
The Big Edge Choice®—NY	$ 1.44	20,821	$ 1.64	20,213	$ 1.53	21,950	$ 1.72	3,238
The Big Edge Plus®	$ 1.45	253,951	$ 1.66	54,080	$ 1.54	179,144	$ 1.74	221,562
The Phoenix Edge®—VA NY Option 1	$ 1.46	22,515	$ 1.71	6,408	$ -	-	$ 1.81	579
The Phoenix Edge®—VA NY Option 2	$ 1.45	1,892	$ 1.66	9,404	$ -	-	$ 1.74	58
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares		Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Assets:
Investments at fair value	$ 107,916		$ 1,367,634		$ 3,542,838		$ 1,774,736
Total assets	$ 107,916		$ 1,367,634		$ 3,542,838		$ 1,774,736
Total net assets	$ 107,916		$ 1,367,634		$ 3,542,838		$ 1,774,736
Net Assets:
Accumulation units	$ 106,912		$ 1,367,634		$ 3,519,493		$ 1,771,272
Contracts in payout (annuitization) period	$ 1,004		$ -		$ 23,345		$ 3,464
Total net assets	$ 107,916		$ 1,367,634		$ 3,542,838		$ 1,774,736
Units outstanding	56,838		783,692		2,303,053		1,059,780
Investment shares held	13,193		115,024		99,686		68,207
Investments at cost	$ 173,860		$ 1,355,051		$ 2,610,850		$ 1,334,367
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.95	885	$ 1.79	67,103	$ 1.59	20,609	$ 1.72	9,522
Freedom Edge®	$ -	-	$ 1.69	10,050	$ 1.50	3,283	$ 1.62	6,666
Group Strategic Edge®	$ -	-	$ 1.75	56,615	$ 1.55	46,245	$ 1.68	21,159
Phoenix Dimensions® Option 1	$ -	-	$ 1.74	6,220	$ -	-	$ -	-
Phoenix Dimensions® Option 2	$ -	-	$ 1.70	4,240	$ 1.52	24,028	$ -	-
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.68	10,725	$ 1.49	27,361	$ 1.61	2,044
Phoenix Investor’s Edge® Option 2	$ 1.80	751	$ 1.65	32,233	$ 1.47	280,106	$ 1.59	46,470
Phoenix Spectrum Edge® Option 1	$ -	-	$ 1.77	58,604	$ 1.58	243,176	$ 1.70	96,562
Phoenix Spectrum Edge® Option 2	$ 1.90	14,494	$ 1.75	99,186	$ 1.55	561,248	$ 1.68	14,123
Phoenix Spectrum Edge® Option 3	$ -	-	$ -	-	$ 1.53	4,515	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ 1.22	24,310	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ 1.20	19,873	$ 1.25	9,526
Retirement Planner's Edge	$ -	-	$ -	-	$ -	-	$ 1.65	6,275
The Big Edge Choice®—NY	$ 1.88	381	$ 1.73	60,606	$ 1.53	146,742	$ 1.66	59,992
The Big Edge Plus®	$ 1.90	40,327	$ 1.75	351,309	$ 1.55	838,568	$ 1.68	722,699
The Phoenix Edge®—VA NY Option 1	$ -	-	$ 1.81	499	$ 1.61	57,461	$ 1.74	45,915
The Phoenix Edge®—VA NY Option 2	$ -	-	$ 1.75	26,302	$ 1.55	5,528	$ 1.68	18,827
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014
(Continued)
	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Small Cap Growth Portfolio – S Class		Oppenheimer Capital Appreciation Fund/VA – Service Shares		Oppenheimer Global Fund/VA – Service Shares
Assets:
Investments at fair value	$ 2,238,448		$ 69,219		$ 74,098		$ 677,490
Total assets	$ 2,238,448		$ 69,219		$ 74,098		$ 677,490
Total net assets	$ 2,238,448		$ 69,219		$ 74,098		$ 677,490
Net Assets:
Accumulation units	$ 2,237,528		$ 69,219		$ 74,098		$ 677,490
Contracts in payout (annuitization) period	$ 920		$ -		$ -		$ -
Total net assets	$ 2,238,448		$ 69,219		$ 74,098		$ 677,490
Units outstanding	1,479,933		52,504		48,491		484,702
Investment shares held	93,502		3,860		1,152		17,323
Investments at cost	$ 1,872,315		$ 51,524		$ 65,245		$ 606,487
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.64	7,222	$ -	-	$ 1.55	12,423	$ -	-
Freedom Edge®	$ 1.58	7,930	$ 1.23	4,124	$ -	-	$ 1.36	10,530
Group Strategic Edge®	$ 1.61	503	$ -	-	$ -	-	$ 1.40	2,866
Phoenix Dimensions® Option 1	$ 1.63	160,286	$ -	-	$ -	-	$ -	-
Phoenix Dimensions® Option 2	$ 1.59	159,469	$ -	-	$ -	-	$ 1.38	4,061
Phoenix Income Choice®	$ 1.63	564	$ -	-	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.57	25,498	$ 1.22	2,464	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 2	$ 1.55	51,701	$ -	-	$ -	-	$ 1.34	39,759
Phoenix Spectrum Edge® Option 1	$ 1.65	33,492	$ -	-	$ -	-	$ 1.43	18,753
Phoenix Spectrum Edge® Option 2	$ 1.63	89,807	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.43	303,079	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 1.42	454,725	$ -	-	$ -	-	$ -	-
The Big Edge Choice®—NY	$ 1.59	4,597	$ 1.32	5,497	$ -	-	$ 1.39	10,236
The Big Edge Plus®	$ 1.61	176,365	$ 1.34	34,726	$ 1.52	36,068	$ 1.40	382,672
The Phoenix Edge®—VA NY Option 1	$ 1.68	4,695	$ 1.30	5,693	$ -	-	$ 1.45	15,825
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014
(Continued)
	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
Assets:
Investments at fair value	$ 2,131,161		$ 1,477,855		$ 688,397		$ 3,353,221
Total assets	$ 2,131,161		$ 1,477,855		$ 688,397		$ 3,353,221
Total net assets	$ 2,131,161		$ 1,477,855		$ 688,397		$ 3,353,221
Net Assets:
Accumulation units	$ 2,130,605		$ 1,477,598		$ 657,806		$ 3,341,568
Contracts in payout (annuitization) period	$ 556		$ 257		$ 30,591		$ 11,653
Total net assets	$ 2,131,161		$ 1,477,855		$ 688,397		$ 3,353,221
Units outstanding	1,296,629		2,075,478		510,134		2,256,298
Investment shares held	81,156		300,989		53,739		299,395
Investments at cost	$ 1,557,266		$ 2,927,081		$ 698,793		$ 3,177,406
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.78	3,954	$ 0.76	6,976	$ 1.37	61,099	$ 1.51	218,364
Freedom Edge®	$ 1.63	5,167	$ 0.69	9,043	$ 1.32	10,209	$ -	-
Group Strategic Edge®	$ 1.74	370	$ 0.74	2,365	$ 1.34	2,473	$ 1.48	772
Phoenix Dimensions® Option 1	$ 1.68	113,625	$ 0.71	247,611	$ 1.36	51,654	$ 1.51	107,570
Phoenix Dimensions® Option 2	$ 1.64	100,141	$ 0.69	179,530	$ 1.33	9,934	$ 1.48	426,583
Phoenix Income Choice®	$ 1.68	332	$ 0.71	365	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.62	21,846	$ 0.68	43,774	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 2	$ 1.60	60,907	$ 0.67	47,561	$ 1.30	17,109	$ 1.44	101,070
Phoenix Spectrum Edge® Option 1	$ 1.70	40,604	$ 0.72	277,289	$ 1.38	36,586	$ 1.53	67,683
Phoenix Spectrum Edge® Option 2	$ 1.68	119,953	$ 0.71	68,680	$ 1.36	1,222	$ 1.51	5,187
Phoenix Spectrum Edge® + Option 1	$ 1.55	168,475	$ 0.71	256,887	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 1.53	258,600	$ 0.70	400,625	$ 1.32	8,980	$ 1.44	25,615
Retirement Planner's Edge	$ -	-	$ -	-	$ -	-	$ 1.49	6,534
The Big Edge Choice®—NY	$ 1.72	4,294	$ 0.73	90,728	$ 1.33	4,884	$ 1.47	26,958
The Big Edge Plus®	$ 1.74	390,066	$ 0.74	298,293	$ 1.34	278,878	$ 1.48	1,189,339
The Phoenix Edge®—VA NY Option 1	$ 1.73	5,441	$ 0.73	106,791	$ -	-	$ 1.56	53,745
The Phoenix Edge®—VA NY Option 2	$ 1.68	2,854	$ 0.71	38,960	$ 1.36	27,106	$ 1.51	26,878
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014
(Continued)
	Rydex Inverse Government Long Bond Strategy Fund		Sentinel Variable Products Balanced Fund		Sentinel Variable Products Bond Fund		Sentinel Variable Products Common Stock Fund
Assets:
Investments at fair value	$ 34,833		$ 185,557		$ 1,455,999		$ 5,236,604
Total assets	$ 34,833		$ 185,557		$ 1,455,999		$ 5,236,604
Liabilities:
Payable to Phoenix Life Insurance Company	$ -		$ -		$ -		$ 1
Total net assets	$ 34,833		$ 185,557		$ 1,455,999		$ 5,236,603
Net Assets:
Accumulation units	$ 34,833		$ 185,557		$ 1,455,463		$ 5,233,473
Contracts in payout (annuitization) period	$ -		$ -		$ 536		$ 3,130
Total net assets	$ 34,833		$ 185,557		$ 1,455,999		$ 5,236,603
Units outstanding	110,701		129,293		1,076,672		3,322,855
Investment shares held	964		13,796		148,118		296,021
Investments at cost	$ 103,621		$ 151,239		$ 1,505,952		$ 4,142,528
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ -	-	$ 1.46	9,439	$ 1.39	5,929	$ 1.61	37,494
Freedom Edge®	$ -	-	$ -	-	$ 1.33	10,336	$ 1.54	27,148
Group Strategic Edge®	$ -	-	$ -	-	$ -	-	$ 1.58	2,841
Phoenix Dimensions® Option 1	$ -	-	$ -	-	$ 1.36	180,448	$ 1.58	479,206
Phoenix Dimensions® Option 2	$ -	-	$ -	-	$ 1.34	117,060	$ 1.56	392,912
Phoenix Income Choice®	$ -	-	$ -	-	$ 1.36	395	$ 1.58	1,981
Phoenix Investor’s Edge® Option 1	$ 0.31	67,887	$ -	-	$ 1.32	62,202	$ 1.54	116,583
Phoenix Investor’s Edge® Option 2	$ 0.31	24,321	$ -	-	$ 1.31	40,602	$ 1.52	75,625
Phoenix Spectrum Edge® Option 1	$ -	-	$ -	-	$ -	-	$ 1.60	17,781
Phoenix Spectrum Edge® Option 2	$ 0.33	18,493	$ -	-	$ 1.36	14,187	$ 1.58	49,559
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ 1.37	167,395	$ 1.59	653,883
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.42	9,638	$ 1.35	283,111	$ 1.57	1,037,922
The Big Edge Choice®—NY	$ -	-	$ -	-	$ 1.35	3,044	$ 1.57	6,540
The Big Edge Plus®	$ -	-	$ 1.43	110,216	$ 1.36	191,963	$ 1.58	423,380
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014
(Continued)
	Sentinel Variable Products Mid Cap Fund		Sentinel Variable Products Small Company Fund		Templeton Developing Markets VIP Fund – Class 1		Templeton Developing Markets VIP Fund – Class 2
Assets:
Investments at fair value	$ 456,964		$ 959,636		$ 1,357,204		$ 1,046,070
Total assets	$ 456,964		$ 959,636		$ 1,357,204		$ 1,046,070
Total net assets	$ 456,964		$ 959,636		$ 1,357,204		$ 1,046,070
Net Assets:
Accumulation units	$ 454,813		$ 959,151		$ 1,357,204		$ 1,043,994
Contracts in payout (annuitization) period	$ 2,151		$ 485		$ -		$ 2,076
Total net assets	$ 456,964		$ 959,636		$ 1,357,204		$ 1,046,070
Units outstanding	330,436		596,018		930,488		752,016
Investment shares held	36,704		65,594		146,408		113,703
Investments at cost	$ 452,886		$ 876,979		$ 1,255,067		$ 1,140,853
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ -	-	$ 1.65	40,817	$ -	-	$ 1.43	7,020
Freedom Edge®	$ -	-	$ 1.58	3,843	$ -	-	$ 1.00	2,956
Group Strategic Edge®	$ 1.38	1,139	$ 1.62	1,699	$ -	-	$ 1.35	43,498
Phoenix Dimensions® Option 1	$ -	-	$ 1.62	57,943	$ -	-	$ 1.03	2,074
Phoenix Dimensions® Option 2	$ -	-	$ 1.59	52,462	$ -	-	$ 1.01	3,124
Phoenix Income Choice®	$ -	-	$ 1.62	302	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.57	16,125	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 2	$ -	-	$ 1.55	32,331	$ -	-	$ 0.98	17,541
Phoenix Spectrum Edge® Option 1	$ -	-	$ 1.64	3,828	$ -	-	$ 1.05	17,560
Phoenix Spectrum Edge® Option 2	$ -	-	$ 1.62	7,099	$ -	-	$ 1.03	5,335
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.62	93,421	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.61	150,402	$ -	-	$ -	-
Templeton Investment Plus	$ -	-	$ -	-	$ 1.46	930,488	$ -	-
The Big Edge Choice®—NY	$ 1.37	22,340	$ 1.60	18,815	$ -	-	$ 3.01	15,912
The Big Edge Plus®	$ 1.38	306,957	$ 1.62	116,931	$ -	-	$ 1.35	624,589
The Phoenix Edge®—VA NY Option 1	$ -	-	$ -	-	$ -	-	$ 2.87	12,072
The Phoenix Edge®—VA NY Option 2	$ -	-	$ -	-	$ -	-	$ 2.66	335
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014
(Continued)
	Templeton Foreign VIP Fund – Class 1		Templeton Foreign VIP Fund – Class 2		Templeton Global Bond VIP Fund – Class 1		Templeton Growth VIP Fund – Class 1
Assets:
Investments at fair value	$ 9,831,707		$ 2,210,947		$ 5,919,636		$ 38,012,237
Total assets	$ 9,831,707		$ 2,210,947		$ 5,919,636		$ 38,012,237
Total net assets	$ 9,831,707		$ 2,210,947		$ 5,919,636		$ 38,012,237
Net Assets:
Accumulation units	$ 9,782,353		$ 2,186,784		$ 5,722,983		$ 37,228,467
Contracts in payout (annuitization) period	$ 49,354		$ 24,163		$ 196,653		$ 783,770
Total net assets	$ 9,831,707		$ 2,210,947		$ 5,919,636		$ 38,012,237
Units outstanding	2,617,401		1,212,410		1,119,039		6,190,210
Investment shares held	640,920		146,907		318,946		2,559,747
Investments at cost	$ 6,542,339		$ 2,690,307		$ 3,799,254		$ 33,108,188
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ -	-	$ 1.83	11,723	$ -	-	$ -	-
Group Strategic Edge®	$ -	-	$ 1.93	88,327	$ -	-	$ -	-
Phoenix Dimensions® Option 1	$ -	-	$ 1.42	67,049	$ -	-	$ -	-
Phoenix Dimensions® Option 2	$ -	-	$ 1.39	3,890	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.70	1,774	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 2	$ -	-	$ 1.67	43,453	$ -	-	$ -	-
Phoenix Spectrum Edge® Option 1	$ -	-	$ 1.80	47,619	$ -	-	$ -	-
Phoenix Spectrum Edge® Option 2	$ -	-	$ 1.76	57,535	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 0.98	9,754	$ -	-	$ -	-
Retirement Planner's Edge	$ -	-	$ 1.53	28,122	$ -	-	$ -	-
Templeton Investment Plus	$ 3.76	2,617,401	$ -	-	$ 5.29	1,119,039	$ 6.14	6,190,210
The Big Edge Choice®—NY	$ -	-	$ 1.53	75,640	$ -	-	$ -	-
The Big Edge Plus®	$ -	-	$ 1.93	744,180	$ -	-	$ -	-
The Phoenix Edge®—VA NY Option 1	$ -	-	$ 1.68	6,760	$ -	-	$ -	-
The Phoenix Edge®—VA NY Option 2	$ -	-	$ 1.46	26,584	$ -	-	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014
(Continued)
	Templeton Growth VIP Fund – Class 2		Virtus Capital Growth Series – Class A Shares		Virtus Growth & Income Series – Class A Shares		Virtus International Series – Class A Shares
Assets:
Investments at fair value	$ 6,234,415		$ 70,130,695		$ 14,327,595		$ 24,099,133
Total assets	$ 6,234,415		$ 70,130,695		$ 14,327,595		$ 24,099,133
Liabilities:
Payable to Phoenix Life Insurance Company	$ -		$ -		$ 20		$ 1
Total net assets	$ 6,234,415		$ 70,130,695		$ 14,327,575		$ 24,099,132
Net Assets:
Accumulation units	$ 6,174,188		$ 69,642,228		$ 11,981,167		$ 24,029,843
Contracts in payout (annuitization) period	$ 60,227		$ 488,467		$ 2,346,408		$ 69,289
Total net assets	$ 6,234,415		$ 70,130,695		$ 14,327,575		$ 24,099,132
Units outstanding	3,773,056		7,772,108		7,556,572		8,599,533
Investment shares held	426,722		3,077,257		847,285		1,445,659
Investments at cost	$ 5,626,781		$ 45,316,970		$ 9,529,591		$ 17,327,491
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 2.43	23,257	$ 13.88	420,078	$ 2.16	120,010	$ 4.21	120,262
Freedom Edge®	$ 1.77	71,070	$ -	-	$ 2.00	1,697	$ 2.31	12,914
Group Strategic Edge®	$ 2.33	56,823	$ 12.94	87,833	$ 2.07	86,453	$ 3.95	63,934
Phoenix Dimensions® Option 1	$ 1.40	539,213	$ -	-	$ -	-	$ 1.74	286,859
Phoenix Dimensions® Option 2	$ 1.37	280,167	$ -	-	$ 1.67	227	$ 1.70	277,884
Phoenix Income Choice®	$ -	-	$ -	-	$ -	-	$ 2.04	798
Phoenix Income Choice® with GPAF					$ 1.62	1,379,793
Phoenix Investor’s Edge® Option 1	$ 1.63	170,898	$ 1.36	8,946	$ 1.74	77,459	$ 2.22	67,016
Phoenix Investor’s Edge® Option 2	$ 1.60	454,924	$ 1.33	46,298	$ 1.71	201,477	$ 2.18	286,430
Phoenix Spectrum Edge® Option 1	$ 1.72	59,859	$ 1.50	32,102	$ 1.86	189,686	$ 2.34	302,649
Phoenix Spectrum Edge® Option 2	$ 1.68	39,978	$ 1.47	202,983	$ 1.82	637,891	$ 2.29	532,099
Phoenix Spectrum Edge® Option 3	$ -	-	$ 1.44	1,855	$ 1.79	2,009	$ 2.25	3,413
Phoenix Spectrum Edge® + Option 1	$ 1.02	256,426	$ -	-	$ -	-	$ 1.08	719,393
Phoenix Spectrum Edge® + Option 2	$ 1.01	654,786	$ -	-	$ 1.32	8,873	$ 1.07	1,084,515
Retirement Planner's Edge	$ -	-	$ 1.19	24,647	$ 1.67	37,742	$ -	-
The Big Edge Choice®—NY	$ 1.94	71,311	$ 1.03	1,864,290	$ 1.91	941,825	$ 1.77	539,334
The Big Edge Plus®	$ 2.33	1,080,863	$ 12.94	4,664,865	$ 2.07	3,357,928	$ 3.95	4,178,384
The Phoenix Edge®—VA NY Option 1	$ 1.78	13,481	$ 0.92	168,125	$ 1.65	318,486	$ 1.76	109,898
The Phoenix Edge®—VA NY Option 2	$ -	-	$ 0.98	250,086	$ 1.61	195,016	$ 1.81	13,751
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014
(Continued)
	Virtus Multi-Sector Fixed Income Series – Class A Shares		Virtus Real Estate Securities Series – Class A Shares		Virtus Small-Cap Growth Series – Class A Shares		Virtus Small-Cap Value Series – Class A Shares
Assets:
Investments at fair value	$ 19,391,068		$ 10,061,248		$ 8,312,267		$ 9,074,875
Total assets	$ 19,391,068		$ 10,061,248		$ 8,312,267		$ 9,074,875
Liabilities:
Payable to Phoenix Life Insurance Company	$ 1		$ -		$ -		$ -
Total net assets	$ 19,391,067		$ 10,061,248		$ 8,312,267		$ 9,074,875
Net Assets:
Accumulation units	$ 19,088,668		$ 9,942,110		$ 8,196,748		$ 8,868,351
Contracts in payout (annuitization) period	$ 302,399		$ 119,138		$ 115,519		$ 206,524
Total net assets	$ 19,391,067		$ 10,061,248		$ 8,312,267		$ 9,074,875
Units outstanding	4,148,638		1,903,179		2,606,767		3,777,011
Investment shares held	2,096,332		371,950		400,978		532,876
Investments at cost	$ 19,979,713		$ 6,212,191		$ 5,562,009		$ 6,550,333
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 9.79	147,130	$ 8.83	17,327	$ 3.30	92,257	$ 2.69	58,165
Freedom Edge®	$ 1.73	22,074	$ 3.13	3,099	$ -	-	$ 2.21	5,241
Group Strategic Edge®	$ 9.13	27,905	$ 8.51	49,179	$ 3.20	86,800	$ 2.92	36,081
Phoenix Dimensions® Option 1	$ 1.62	244,709	$ 2.02	83,086	$ 2.12	5,352	$ 1.57	116,760
Phoenix Dimensions® Option 2	$ 1.58	131,543	$ 1.97	77,240	$ 2.07	372	$ 1.53	112,037
Phoenix Income Choice®	$ 2.13	546	$ 4.33	205	$ -	-	$ 2.54	271
Phoenix Investor’s Edge® Option 1	$ 1.97	167,579	$ 3.97	11,931	$ 3.04	2,085	$ 2.26	17,965
Phoenix Investor’s Edge® Option 2	$ 1.93	144,886	$ 3.89	61,764	$ 2.99	24,034	$ 2.21	188,963
Phoenix Spectrum Edge® Option 1	$ 2.10	384,402	$ 4.16	101,920	$ 3.26	30,919	$ 2.33	166,613
Phoenix Spectrum Edge® Option 2	$ 2.06	304,906	$ 4.08	104,593	$ 3.20	55,294	$ 2.29	279,614
Phoenix Spectrum Edge® + Option 1	$ 1.49	226,813	$ 1.42	177,130	$ -	-	$ 1.15	240,301
Phoenix Spectrum Edge® + Option 2	$ 1.48	356,651	$ 1.40	285,381	$ 1.42	14,636	$ 1.14	370,457
Retirement Planner's Edge	$ 2.09	18,877	$ -	-	$ 3.14	5,724	$ -	-
The Big Edge Choice®—NY	$ 2.19	217,767	$ 4.91	96,867	$ 3.15	314,041	$ 2.53	294,266
The Big Edge Plus®	$ 9.13	1,408,958	$ 8.51	780,972	$ 3.20	1,822,896	$ 2.92	1,817,912
The Phoenix Edge®—VA NY Option 1	$ 2.24	271,329	$ 4.84	34,920	$ 3.34	106,471	$ 2.87	41,612
The Phoenix Edge®—VA NY Option 2	$ 2.10	72,563	$ 4.54	17,565	$ 3.20	45,886	$ 2.81	30,753
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014
(Continued)
	Virtus Strategic Allocation Series – Class A Shares		Wanger International		Wanger International Select		Wanger Select
Assets:
Investments at fair value	$ 62,298,734		$ 28,095,941		$ 3,829,288		$ 5,650,096
Total assets	$ 62,298,734		$ 28,095,941		$ 3,829,288		$ 5,650,096
Total net assets	$ 62,298,734		$ 28,095,941		$ 3,829,288		$ 5,650,096
Net Assets:
Accumulation units	$ 62,056,318		$ 28,052,042		$ 3,810,007		$ 5,635,665
Contracts in payout (annuitization) period	$ 242,416		$ 43,899		$ 19,281		$ 14,431
Total net assets	$ 62,298,734		$ 28,095,941		$ 3,829,288		$ 5,650,096
Units outstanding	6,667,789		4,137,331		1,185,643		1,475,948
Investment shares held	4,356,555		966,493		213,569		171,319
Investments at cost	$ 55,762,849		$ 15,326,667		$ 3,522,242		$ 2,311,838
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 11.26	858,794	$ 7.99	64,169	$ 1.91	5,771	$ 3.37	65,371
Freedom Edge®	$ -	-	$ 3.24	1,680	$ -	-	$ -	-
Group Strategic Edge®	$ 10.49	35,983	$ 8.20	56,689	$ 3.28	21,286	$ 3.97	22,409
Phoenix Dimensions® Option 1	$ 1.66	50,919	$ 2.06	75,001	$ -	-	$ 1.92	2,511
Phoenix Dimensions® Option 2	$ -	-	$ 2.01	53,516	$ 1.76	471	$ 1.87	3,239
Phoenix Income Choice®	$ -	-	$ 2.89	143	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ -	-	$ 3.28	7,110	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 2	$ 1.73	107,053	$ 3.22	38,421	$ 2.49	12,348	$ 2.43	20,115
Phoenix Spectrum Edge® Option 1	$ 1.90	22,018	$ 3.57	34,726	$ 2.77	5,782	$ 2.70	57,936
Phoenix Spectrum Edge® Option 2	$ 1.86	142,709	$ 3.50	87,944	$ 2.72	2,111	$ 2.65	6,915
Phoenix Spectrum Edge® Option 3	$ 1.82	1,850	$ 3.44	1,017	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.17	146,993	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.16	244,884	$ 1.04	15,654	$ -	-
Retirement Planner's Edge	$ 1.78	10,535	$ -	-	$ -	-	$ 2.72	2,380
The Big Edge Choice®—NY	$ 2.19	480,115	$ 4.40	175,543	$ 3.26	19,946	$ 4.06	24,990
The Big Edge Plus®	$ 10.49	4,791,980	$ 8.20	3,008,623	$ 3.28	1,101,454	$ 3.97	1,221,175
The Phoenix Edge®—VA NY Option 1	$ 2.01	44,774	$ 2.72	80,551	$ 2.41	820	$ 3.11	40,479
The Phoenix Edge®—VA NY Option 2	$ 1.89	121,059	$ 2.68	60,321	$ -	-	$ 2.92	8,428
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014
(Continued)
	Wanger USA
Assets:
Investments at fair value	$ 31,657,967
Total assets	$ 31,657,967
Total net assets	$ 31,657,967
Net Assets:
Accumulation units	$ 31,615,513
Contracts in payout (annuitization) period	$ 42,454
Total net assets	$ 31,657,967
Units outstanding	4,808,439
Investment shares held	839,511
Investments at cost	$ 11,598,485
	Unit Value	Units Outstanding
Big Edge	$ 7.73	100,116
Group Strategic Edge®	$ 7.36	138,384
Phoenix Dimensions® Option 1	$ 1.90	9,133
Phoenix Dimensions® Option 2	$ 1.86	3,919
Phoenix Investor’s Edge® Option 1	$ 2.48	1,242
Phoenix Investor’s Edge® Option 2	$ 2.43	55,024
Phoenix Spectrum Edge® Option 1	$ 2.70	65,533
Phoenix Spectrum Edge® Option 2	$ 2.65	83,287
Retirement Planner's Edge	$ 2.57	7,273
The Big Edge Choice®—NY	$ 2.92	421,804
The Big Edge Plus®	$ 7.36	3,737,917
The Phoenix Edge®—VA NY Option 1	$ 2.95	111,134
The Phoenix Edge®—VA NY Option 2	$ 2.86	73,673
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2014
	Alger Capital Appreciation Portfolio – Class I-2 Shares	AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	Deutsche Equity 500 Index VIP – Class A
Income:
Dividends	$ 986	$ 30,715	$ 6,687	$ 71,917
Expenses:
Mortality and expense fees	14,470	18,774	8,966	47,381
Administrative fees	587	1,506	74	1,871
Net investment income (loss)	(14,071)	10,435	(2,353)	22,665
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	169,684	5,958	4,316	128,554
Realized gain distributions	157,683	196,426	55,167	129,035
Realized gain (loss)	327,367	202,384	59,483	257,589
Change in unrealized appreciation (depreciation) during the year	(164,180)	(142,643)	(6,448)	145,826
Net increase (decrease) in net assets from operations	$ 149,116	$ 70,176	$ 50,682	$ 426,080

	Deutsche Small Cap Index VIP – Class A	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II – Primary Shares	Federated Prime Money Fund II
Income:
Dividends	$ 2,605	$ 222,036	$ 175,221	$ -
Expenses:
Mortality and expense fees	3,616	90,107	32,971	205,238
Administrative fees	19	4,737	780	11,911
Net investment income (loss)	(1,030)	127,192	141,470	(217,149)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	33,667	(24,434)	29,006	-
Realized gain distributions	14,837	-	-	-
Realized gain (loss)	48,504	(24,434)	29,006	-
Change in unrealized appreciation (depreciation) during the year	(46,956)	139,130	(119,406)	-
Net increase (decrease) in net assets from operations	$ 518	$ 241,888	$ 51,070	$ (217,149)

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2014
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class	Fidelity ® VIP Growth Opportunities Portfolio – Service Class	Fidelity ® VIP Growth Portfolio – Service Class	Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
Income:
Dividends	$ 114,094	$ 5,728	$ 1,342	$ 53,537
Expenses:
Mortality and expense fees	167,409	65,294	18,826	35,351
Administrative fees	3,194	4,692	766	2,484
Net investment income (loss)	(56,509)	(64,258)	(18,250)	15,702
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	832,631	416,334	119,243	20,609
Realized gain distributions	267,052	4,810	-	1,264
Realized gain (loss)	1,099,683	421,144	119,243	21,873
Change in unrealized appreciation (depreciation) during the year	301,161	161,667	24,649	86,817
Net increase (decrease) in net assets from operations	$ 1,344,335	$ 518,553	$ 125,642	$ 124,392

	Franklin Flex Cap Growth VIP Fund – Class 2	Franklin Income VIP Fund – Class 2	Franklin Mutual Shares VIP Fund – Class 2	Guggenheim Long Short Equity Fund
Income:
Dividends	$ -	$ 329,570	$ 183,000	$ -
Expenses:
Mortality and expense fees	1,400	82,144	119,138	2,124
Administrative fees	27	5,342	6,006	-
Net investment income (loss)	(1,427)	242,084	57,856	(2,124)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	3,724	(20,752)	379,765	13,577
Realized gain distributions	15,036	-	47,582	-
Realized gain (loss)	18,760	(20,752)	427,347	13,577
Change in unrealized appreciation (depreciation) during the year	(11,441)	14,534	58,647	(9,651)
Net increase (decrease) in net assets from operations	$ 5,892	$ 235,866	$ 543,850	$ 1,802

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2014
(Continued)
	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	Ibbotson Growth ETF Asset Allocation Portfolio – Class II	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$ 3,025	$ 32,069	$ 7,378	$ 36,656
Expenses:
Mortality and expense fees	5,894	44,124	9,014	38,252
Administrative fees	530	3,454	507	2,289
Net investment income (loss)	(3,399)	(15,509)	(2,143)	(3,885)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	36,324	147,827	5,089	22,888
Realized gain distributions	2,302	41,430	1,570	53,418
Realized gain (loss)	38,626	189,257	6,659	76,306
Change in unrealized appreciation (depreciation) during the year	(23,816)	(64,752)	17,064	(23,568)
Net increase (decrease) in net assets from operations	$ 11,411	$ 108,996	$ 21,580	$ 48,853

	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Equity and Income Fund – Series II Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Income:
Dividends	$ 651	$ 2,814	$ 4,276	$ 174
Expenses:
Mortality and expense fees	16,376	3,900	3,562	5,801
Administrative fees	1,005	263	113	49
Net investment income (loss)	(16,730)	(1,349)	601	(5,676)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	61,380	23,451	1,836	3,088
Realized gain distributions	-	1,571	13,187	49,861
Realized gain (loss)	61,380	25,022	15,023	52,949
Change in unrealized appreciation (depreciation) during the year	20,701	(1,979)	5,991	(32,833)
Net increase (decrease) in net assets from operations	$ 65,351	$ 21,694	$ 21,615	$ 14,440

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2014
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Income:
Dividends	$ -	$ 65,374	$ 24,531	$ 7,605
Expenses:
Mortality and expense fees	1,264	18,534	47,856	21,975
Administrative fees	34	817	2,921	689
Net investment income (loss)	(1,298)	46,023	(26,246)	(15,059)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(240)	26,775	232,109	82,051
Realized gain distributions	16,998	36,863	-	-
Realized gain (loss)	16,758	63,638	232,109	82,051
Change in unrealized appreciation (depreciation) during the year	(5,861)	(63,209)	19,323	108,827
Net increase (decrease) in net assets from operations	$ 9,599	$ 46,452	$ 225,186	$ 175,819

	Neuberger Berman AMT Guardian Portfolio – S Class	Neuberger Berman AMT Small Cap Growth Portfolio – S Class	Oppenheimer Capital Appreciation Fund/VA – Service Shares	Oppenheimer Global Fund/VA – Service Shares
Income:
Dividends	$ 5,587	$ -	$ 56	$ 5,406
Expenses:
Mortality and expense fees	28,749	1,963	1,050	8,102
Administrative fees	2,517	27	-	189
Net investment income (loss)	(25,679)	(1,990)	(994)	(2,885)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	158,952	6,865	(12,780)	478
Realized gain distributions	356,181	6,021	747	28,442
Realized gain (loss)	515,133	12,886	(12,033)	28,920
Change in unrealized appreciation (depreciation) during the year	(331,157)	(23,480)	3,438	(22,879)
Net increase (decrease) in net assets from operations	$ 158,297	$ (12,584)	$ (9,589)	$ 3,156

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2014
(Continued)
	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class
Income:
Dividends	$ 13,648	$ 4,930	$ 10,791	$ 76,005
Expenses:
Mortality and expense fees	27,073	22,194	9,827	46,332
Administrative fees	1,836	1,971	311	1,719
Net investment income (loss)	(15,261)	(19,235)	653	27,954
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	122,679	(160,065)	2,120	6,992
Realized gain distributions	302,932	-	-	-
Realized gain (loss)	425,611	(160,065)	2,120	6,992
Change in unrealized appreciation (depreciation) during the year	(214,407)	(161,938)	17,144	73,910
Net increase (decrease) in net assets from operations	$ 195,943	$ (341,238)	$ 19,917	$ 108,856

	Rydex Inverse Government Long Bond Strategy Fund	Sentinel Variable Products Balanced Fund	Sentinel Variable Products Bond Fund	Sentinel Variable Products Common Stock Fund
Income:
Dividends	$ -	$ 2,990	$ 44,816	$ 86,321
Expenses:
Mortality and expense fees	588	2,585	20,916	67,571
Administrative fees	49	32	1,613	5,857
Net investment income (loss)	(637)	373	22,287	12,893
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(345)	11,098	3,220	264,710
Realized gain distributions	3,597	11,679	-	606,561
Realized gain (loss)	3,252	22,777	3,220	871,271
Change in unrealized appreciation (depreciation) during the year	(14,473)	(11,472)	22,848	(427,928)
Net increase (decrease) in net assets from operations	$ (11,858)	$ 11,678	$ 48,355	$ 456,236

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2014
(Continued)
	Sentinel Variable Products Mid Cap Fund	Sentinel Variable Products Small Company Fund	Templeton Developing Markets VIP Fund – Class 1	Templeton Developing Markets VIP Fund – Class 2
Income:
Dividends	$ 1,856	$ 4,687	$ 27,226	$ 18,757
Expenses:
Mortality and expense fees	5,920	13,270	19,333	15,729
Administrative fees	43	903	1,923	220
Net investment income (loss)	(4,107)	(9,486)	5,970	2,808
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	4,079	41,673	(1,607)	(49,299)
Realized gain distributions	94,667	151,786	-	-
Realized gain (loss)	98,746	193,459	(1,607)	(49,299)
Change in unrealized appreciation (depreciation) during the year	(79,296)	(136,766)	(146,715)	(69,787)
Net increase (decrease) in net assets from operations	$ 15,343	$ 47,207	$ (142,352)	$ (116,278)

	Templeton Foreign VIP Fund – Class 1	Templeton Foreign VIP Fund – Class 2	Templeton Global Bond VIP Fund – Class 1	Templeton Growth VIP Fund – Class 1
Income:
Dividends	$ 239,200	$ 47,480	$ 321,121	$ 687,193
Expenses:
Mortality and expense fees	145,053	31,787	77,828	537,918
Administrative fees	14,432	855	7,743	53,518
Net investment income (loss)	79,715	14,838	235,550	95,757
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	292,924	(12,107)	14,245	972,316
Realized gain distributions	-	-	-	-
Realized gain (loss)	292,924	(12,107)	14,245	972,316
Change in unrealized appreciation (depreciation) during the year	(1,780,421)	(308,103)	(205,044)	(2,526,802)
Net increase (decrease) in net assets from operations	$ (1,407,782)	$ (305,372)	$ 44,751	$ (1,458,729)

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2014
(Continued)
	Templeton Growth VIP Fund – Class 2	Virtus Capital Growth Series – Class A Shares	Virtus Growth & Income Series – Class A Shares	Virtus International Series – Class A Shares
Income:
Dividends	$ 101,230	$ 42,751	$ 134,823	$ 1,016,077
Expenses:
Mortality and expense fees	94,287	856,284	203,476	343,279
Administrative fees	5,225	3,498	6,048	9,789
Net investment income (loss)	1,718	(817,031)	(74,701)	663,009
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	137,287	3,084,058	254,686	1,348,808
Realized gain distributions	-	-	1,426,975	249,142
Realized gain (loss)	137,287	3,084,058	1,681,661	1,597,950
Change in unrealized appreciation (depreciation) during the year	(403,061)	4,428,710	(474,835)	(3,468,309)
Net increase (decrease) in net assets from operations	$ (264,056)	$ 6,695,737	$ 1,132,125	$ (1,207,350)

	Virtus Multi-Sector Fixed Income Series – Class A Shares	Virtus Real Estate Securities Series – Class A Shares	Virtus Small-Cap Growth Series – Class A Shares	Virtus Small-Cap Value Series – Class A Shares
Income:
Dividends	$ 1,015,381	$ 107,242	$ -	$ 55,409
Expenses:
Mortality and expense fees	262,918	116,404	101,760	117,289
Administrative fees	6,872	3,553	2,288	4,471
Net investment income (loss)	745,591	(12,715)	(104,048)	(66,351)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	107,016	125,599	397,177	631,711
Realized gain distributions	-	1,123,210	818,593	464,501
Realized gain (loss)	107,016	1,248,809	1,215,770	1,096,212
Change in unrealized appreciation (depreciation) during the year	(617,408)	1,227,348	(836,315)	(1,112,305)
Net increase (decrease) in net assets from operations	$ 235,199	$ 2,463,442	$ 275,407	$ (82,444)

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2014
(Continued)
	Virtus Strategic Allocation Series – Class A Shares	Wanger International	Wanger International Select	Wanger Select
Income:
Dividends	$ 1,364,826	$ 453,613	$ 65,171	$ -
Expenses:
Mortality and expense fees	790,672	403,198	62,556	77,694
Administrative fees	2,806	3,408	240	800
Net investment income (loss)	571,348	47,007	2,375	(78,494)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	384,027	377,868	18,505	333,134
Realized gain distributions	3,638,348	3,565,301	225,159	788,497
Realized gain (loss)	4,022,375	3,943,169	243,664	1,121,631
Change in unrealized appreciation (depreciation) during the year	(683,756)	(5,687,256)	(612,192)	(933,472)
Net increase (decrease) in net assets from operations	$ 3,909,967	$ (1,697,080)	$ (366,153)	$ 109,665

Wanger USA
Income:
Dividends	$ -
Expenses:
Mortality and expense fees	408,475
Administrative fees	3,032
Net investment income (loss)	(411,507)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	1,473,132
Realized gain distributions	4,047,624
Realized gain (loss)	5,520,756
Change in unrealized appreciation (depreciation) during the year	(4,063,699)
Net increase (decrease) in net assets from operations	$ 1,045,550
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2014 and 2013
	Alger Capital Appreciation Portfolio – Class I-2 Shares		AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (14,071)	$ (10,532)	$ 10,435	$ 9,508
Realized gains (losses)	327,367	304,743	202,384	13,392
Unrealized appreciation (depreciation) during the year	(164,180)	61,803	(142,643)	117,238
Net increase (decrease) in net assets from operations	149,116	356,014	70,176	140,138
Contract transactions:
Payments received from contract owners	13,266	22,113	21,539	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(124,220)	(117,023)	132,231	381,843
Transfers for contract benefits and terminations	(238,078)	(177,009)	(60,164)	(74,823)
Contract maintenance charges	(1,422)	(994)	(9,576)	(7,252)
Adjustments to net assets allocated to contracts in payout period	296	(3,219)	787	-
Net increase (decrease) in net assets resulting from contract transactions	(350,158)	(276,132)	84,817	299,768
Total increase (decrease) in net assets	(201,042)	79,882	154,993	439,906
Net assets at beginning of period	1,285,293	1,205,411	1,233,621	793,715
Net assets at end of period	$ 1,084,251	$ 1,285,293	$ 1,388,614	$ 1,233,621

	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		Deutsche Equity 500 Index VIP – Class A
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (2,353)	$ (1,422)	$ 22,665	$ 18,938
Realized gains (losses)	59,483	26,051	257,589	298,365
Unrealized appreciation (depreciation) during the year	(6,448)	117,894	145,826	636,852
Net increase (decrease) in net assets from operations	50,682	142,523	426,080	954,155
Contract transactions:
Payments received from contract owners	457	440	15,860	9,381
Transfers between Investment Options (including Guaranteed Interest Account), net	52,981	213,440	145,737	4,953
Transfers for contract benefits and terminations	(60,520)	(16,021)	(477,439)	(700,034)
Contract maintenance charges	(778)	(785)	(4,687)	(7,009)
Adjustments to net assets allocated to contracts in payout period	-	-	(72)	-
Net increase (decrease) in net assets resulting from contract transactions	(7,860)	197,074	(320,601)	(692,709)
Total increase (decrease) in net assets	42,822	339,597	105,479	261,446
Net assets at beginning of period	650,789	311,192	3,716,934	3,455,488
Net assets at end of period	$ 693,611	$ 650,789	$ 3,822,413	$ 3,716,934
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2014 and 2013
(Continued)
	Deutsche Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,030)	$ 2,048	$ 127,192	$ 179,971
Realized gains (losses)	48,504	21,314	(24,434)	(33,188)
Unrealized appreciation (depreciation) during the year	(46,956)	96,437	139,130	(452,799)
Net increase (decrease) in net assets from operations	518	119,799	241,888	(306,016)
Contract transactions:
Payments received from contract owners	-	-	70,868	131,301
Transfers between Investment Options (including Guaranteed Interest Account), net	(254,118)	308,200	840,133	(215,829)
Transfers for contract benefits and terminations	(22,266)	(16,848)	(2,035,868)	(1,345,693)
Contract maintenance charges	(234)	(305)	(14,201)	(16,499)
Adjustments to net assets allocated to contracts in payout period	-	-	1,741	2,650
Net increase (decrease) in net assets resulting from contract transactions	(276,618)	291,047	(1,137,327)	(1,444,070)
Total increase (decrease) in net assets	(276,100)	410,846	(895,439)	(1,750,086)
Net assets at beginning of period	568,010	157,164	7,642,927	9,393,013
Net assets at end of period	$ 291,910	$ 568,010	$ 6,747,488	$ 7,642,927

	Federated High Income Bond Fund II – Primary Shares		Federated Prime Money Fund II
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 141,470	$ 170,572	$ (217,149)	$ (242,824)
Realized gains (losses)	29,006	(1,160)	-	-
Unrealized appreciation (depreciation) during the year	(119,406)	3,406	-	-
Net increase (decrease) in net assets from operations	51,070	172,818	(217,149)	(242,824)
Contract transactions:
Payments received from contract owners	7,166	11,128	281,621	1,021,539
Transfers between Investment Options (including Guaranteed Interest Account), net	(54,391)	9,188	2,357,396	399,815
Transfers for contract benefits and terminations	(548,431)	(182,607)	(4,979,015)	(3,972,102)
Contract maintenance charges	(5,998)	(1,462)	(39,362)	(37,988)
Adjustments to net assets allocated to contracts in payout period	1,517	(10,656)	8,390	(62,024)
Net increase (decrease) in net assets resulting from contract transactions	(600,137)	(174,409)	(2,370,970)	(2,650,760)
Total increase (decrease) in net assets	(549,067)	(1,591)	(2,588,119)	(2,893,584)
Net assets at beginning of period	3,066,822	3,068,413	17,383,219	20,276,803
Net assets at end of period	$ 2,517,755	$ 3,066,822	$ 14,795,100	$ 17,383,219
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2014 and 2013
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (56,509)	$ (35,443)	$ (64,258)	$ (59,179)
Realized gains (losses)	1,099,683	278,547	421,144	524,682
Unrealized appreciation (depreciation) during the year	301,161	3,117,551	161,667	1,117,671
Net increase (decrease) in net assets from operations	1,344,335	3,360,655	518,553	1,583,174
Contract transactions:
Payments received from contract owners	42,078	88,973	27,586	13,111
Transfers between Investment Options (including Guaranteed Interest Account), net	56,935	508,882	(380,532)	145,242
Transfers for contract benefits and terminations	(2,090,354)	(1,310,287)	(754,147)	(769,020)
Contract maintenance charges	(9,130)	(11,730)	(26,403)	(29,078)
Adjustments to net assets allocated to contracts in payout period	2,481	(10,235)	(42)	11
Net increase (decrease) in net assets resulting from contract transactions	(1,997,990)	(734,397)	(1,133,538)	(639,734)
Total increase (decrease) in net assets	(653,655)	2,626,258	(614,985)	943,440
Net assets at beginning of period	14,297,062	11,670,804	5,689,128	4,745,688
Net assets at end of period	$ 13,643,407	$ 14,297,062	$ 5,074,143	$ 5,689,128

	Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (18,250)	$ (15,679)	$ 15,702	$ 31,918
Realized gains (losses)	119,243	101,951	21,873	53,313
Unrealized appreciation (depreciation) during the year	24,649	339,546	86,817	(182,562)
Net increase (decrease) in net assets from operations	125,642	425,818	124,392	(97,331)
Contract transactions:
Payments received from contract owners	8,499	37,648	13,989	9,205
Transfers between Investment Options (including Guaranteed Interest Account), net	(30,714)	54,129	50,826	408,107
Transfers for contract benefits and terminations	(279,190)	(228,242)	(806,742)	(545,154)
Contract maintenance charges	(2,980)	(2,499)	(17,080)	(16,347)
Adjustments to net assets allocated to contracts in payout period	998	(5,979)	670	(4,194)
Net increase (decrease) in net assets resulting from contract transactions	(303,387)	(144,943)	(758,337)	(148,383)
Total increase (decrease) in net assets	(177,745)	280,875	(633,945)	(245,714)
Net assets at beginning of period	1,643,599	1,362,724	3,115,768	3,361,482
Net assets at end of period	$ 1,465,854	$ 1,643,599	$ 2,481,823	$ 3,115,768
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2014 and 2013
(Continued)
	Franklin Flex Cap Growth VIP Fund – Class 2		Franklin Income VIP Fund – Class 2
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,427)	$ (822)	$ 242,084	$ 329,054
Realized gains (losses)	18,760	671	(20,752)	10,549
Unrealized appreciation (depreciation) during the year	(11,441)	18,508	14,534	409,372
Net increase (decrease) in net assets from operations	5,892	18,357	235,866	748,975
Contract transactions:
Payments received from contract owners	-	-	48,231	181,435
Transfers between Investment Options (including Guaranteed Interest Account), net	57,661	12,780	(225,411)	632,498
Transfers for contract benefits and terminations	(22,531)	(966)	(1,354,610)	(773,426)
Contract maintenance charges	(86)	(32)	(33,762)	(38,462)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	35,044	11,782	(1,565,552)	2,045
Total increase (decrease) in net assets	40,936	30,139	(1,329,686)	751,020
Net assets at beginning of period	77,976	47,837	6,792,760	6,041,740
Net assets at end of period	$ 118,912	$ 77,976	$ 5,463,074	$ 6,792,760

	Franklin Mutual Shares VIP Fund – Class 2		Guggenheim Long Short Equity Fund
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 57,856	$ 68,606	$ (2,124)	$ (2,305)
Realized gains (losses)	427,347	282,562	13,577	5,437
Unrealized appreciation (depreciation) during the year	58,647	1,933,090	(9,651)	24,609
Net increase (decrease) in net assets from operations	543,850	2,284,258	1,802	27,741
Contract transactions:
Payments received from contract owners	26,314	130,950	1,101	1,199
Transfers between Investment Options (including Guaranteed Interest Account), net	(463,888)	(393,726)	(6,424)	(8,421)
Transfers for contract benefits and terminations	(1,543,755)	(1,310,032)	(29,195)	(10,266)
Contract maintenance charges	(33,738)	(38,992)	(117)	(197)
Adjustments to net assets allocated to contracts in payout period	1,389	(8,907)	-	-
Net increase (decrease) in net assets resulting from contract transactions	(2,013,678)	(1,620,707)	(34,635)	(17,685)
Total increase (decrease) in net assets	(1,469,828)	663,551	(32,833)	10,056
Net assets at beginning of period	10,017,013	9,353,462	196,888	186,832
Net assets at end of period	$ 8,547,185	$ 10,017,013	$ 164,055	$ 196,888
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2014 and 2013
(Continued)
	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II		Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (3,399)	$ (1,898)	$ (15,509)	$ (66)
Realized gains (losses)	38,626	18,057	189,257	50,032
Unrealized appreciation (depreciation) during the year	(23,816)	53,049	(64,752)	312,847
Net increase (decrease) in net assets from operations	11,411	69,208	108,996	362,813
Contract transactions:
Payments received from contract owners	-	-	38,884	5,966
Transfers between Investment Options (including Guaranteed Interest Account), net	(1)	(501)	(240,467)	677,698
Transfers for contract benefits and terminations	(147,728)	(66,059)	(1,186,873)	(363,164)
Contract maintenance charges	(4,306)	(4,238)	(21,677)	(20,589)
Adjustments to net assets allocated to contracts in payout period	-	-	3,156	(4,801)
Net increase (decrease) in net assets resulting from contract transactions	(152,035)	(70,798)	(1,406,977)	295,110
Total increase (decrease) in net assets	(140,624)	(1,590)	(1,297,981)	657,923
Net assets at beginning of period	452,962	454,552	3,984,115	3,326,192
Net assets at end of period	$ 312,338	$ 452,962	$ 2,686,134	$ 3,984,115

	Ibbotson Growth ETF Asset Allocation Portfolio – Class II		Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (2,143)	$ (767)	$ (3,885)	$ (5,816)
Realized gains (losses)	6,659	8,144	76,306	64,500
Unrealized appreciation (depreciation) during the year	17,064	75,079	(23,568)	99,466
Net increase (decrease) in net assets from operations	21,580	82,456	48,853	158,150
Contract transactions:
Payments received from contract owners	7,286	11,113	1,368	15,165
Transfers between Investment Options (including Guaranteed Interest Account), net	43,104	194,361	946,193	401,415
Transfers for contract benefits and terminations	(30,611)	(98,825)	(494,511)	(829,765)
Contract maintenance charges	(2,183)	(4,000)	(15,418)	(22,437)
Adjustments to net assets allocated to contracts in payout period	-	-	5,049	(14,503)
Net increase (decrease) in net assets resulting from contract transactions	17,596	102,649	442,681	(450,125)
Total increase (decrease) in net assets	39,176	185,105	491,534	(291,975)
Net assets at beginning of period	687,184	502,079	2,684,485	2,976,460
Net assets at end of period	$ 726,360	$ 687,184	$ 3,176,019	$ 2,684,485
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2014 and 2013
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (16,730)	$ (11,547)	$ (1,349)	$ 93
Realized gains (losses)	61,380	39,745	25,022	37,426
Unrealized appreciation (depreciation) during the year	20,701	398,863	(1,979)	54,385
Net increase (decrease) in net assets from operations	65,351	427,061	21,694	91,904
Contract transactions:
Payments received from contract owners	14,504	29,177	2,604	32,835
Transfers between Investment Options (including Guaranteed Interest Account), net	(31,118)	(51,641)	(6,997)	(31,406)
Transfers for contract benefits and terminations	(246,955)	(265,052)	(56,580)	(131,924)
Contract maintenance charges	(4,225)	(3,976)	(644)	(1,021)
Adjustments to net assets allocated to contracts in payout period	(36)	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(267,830)	(291,492)	(61,617)	(131,516)
Total increase (decrease) in net assets	(202,479)	135,569	(39,923)	(39,612)
Net assets at beginning of period	1,425,859	1,290,290	345,118	384,730
Net assets at end of period	$ 1,223,380	$ 1,425,859	$ 305,195	$ 345,118

	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 601	$ 371	$ (5,676)	$ (2,727)
Realized gains (losses)	15,023	3,116	52,949	37,545
Unrealized appreciation (depreciation) during the year	5,991	35,715	(32,833)	74,450
Net increase (decrease) in net assets from operations	21,615	39,202	14,440	109,268
Contract transactions:
Payments received from contract owners	598	599	370	179
Transfers between Investment Options (including Guaranteed Interest Account), net	205,616	(7,948)	1,034	(7,200)
Transfers for contract benefits and terminations	(41,458)	(1,105)	(34,902)	(78,246)
Contract maintenance charges	(181)	(188)	(184)	(236)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	164,575	(8,642)	(33,682)	(85,503)
Total increase (decrease) in net assets	186,190	30,560	(19,242)	23,765
Net assets at beginning of period	202,210	171,650	463,086	439,321
Net assets at end of period	$ 388,400	$ 202,210	$ 443,844	$ 463,086
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2014 and 2013
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,298)	$ (1,355)	$ 46,023	$ 57,458
Realized gains (losses)	16,758	10,837	63,638	47,825
Unrealized appreciation (depreciation) during the year	(5,861)	21,171	(63,209)	13,315
Net increase (decrease) in net assets from operations	9,599	30,653	46,452	118,598
Contract transactions:
Payments received from contract owners	55	140	3,840	6,963
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,291)	(3,807)	(46,129)	(283,379)
Transfers for contract benefits and terminations	(1,609)	(30,088)	(279,507)	(144,976)
Contract maintenance charges	(61)	(126)	(1,576)	(2,117)
Adjustments to net assets allocated to contracts in payout period	10	20	-	-
Net increase (decrease) in net assets resulting from contract transactions	(2,896)	(33,861)	(323,372)	(423,509)
Total increase (decrease) in net assets	6,703	(3,208)	(276,920)	(304,911)
Net assets at beginning of period	101,213	104,421	1,644,554	1,949,465
Net assets at end of period	$ 107,916	$ 101,213	$ 1,367,634	$ 1,644,554

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (26,246)	$ (32,248)	$ (15,059)	$ (14,562)
Realized gains (losses)	232,109	66,090	82,051	25,740
Unrealized appreciation (depreciation) during the year	19,323	1,189,165	108,827	428,454
Net increase (decrease) in net assets from operations	225,186	1,223,007	175,819	439,632
Contract transactions:
Payments received from contract owners	25,019	69,339	8,722	11,701
Transfers between Investment Options (including Guaranteed Interest Account), net	(144,491)	(122,436)	(52,640)	30,566
Transfers for contract benefits and terminations	(844,257)	(939,623)	(314,059)	(84,984)
Contract maintenance charges	(9,697)	(11,797)	(896)	(924)
Adjustments to net assets allocated to contracts in payout period	249	(1,415)	84	(260)
Net increase (decrease) in net assets resulting from contract transactions	(973,177)	(1,005,932)	(358,789)	(43,901)
Total increase (decrease) in net assets	(747,991)	217,075	(182,970)	395,731
Net assets at beginning of period	4,290,829	4,073,754	1,957,706	1,561,975
Net assets at end of period	$ 3,542,838	$ 4,290,829	$ 1,774,736	$ 1,957,706
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2014 and 2013
(Continued)
	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Small Cap Growth Portfolio – S Class
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (25,679)	$ (16,622)	$ (1,990)	$ (1,309)
Realized gains (losses)	515,133	348,942	12,886	499
Unrealized appreciation (depreciation) during the year	(331,157)	483,961	(23,480)	36,291
Net increase (decrease) in net assets from operations	158,297	816,281	(12,584)	35,481
Contract transactions:
Payments received from contract owners	10,832	4,424	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(175,444)	(122,616)	(231,016)	301,093
Transfers for contract benefits and terminations	(390,904)	(340,498)	(42,774)	(16,137)
Contract maintenance charges	(15,909)	(17,756)	(40)	(357)
Adjustments to net assets allocated to contracts in payout period	5	5	-	-
Net increase (decrease) in net assets resulting from contract transactions	(571,420)	(476,441)	(273,830)	284,599
Total increase (decrease) in net assets	(413,123)	339,840	(286,414)	320,080
Net assets at beginning of period	2,651,571	2,311,731	355,633	35,553
Net assets at end of period	$ 2,238,448	$ 2,651,571	$ 69,219	$ 355,633

	Oppenheimer Capital Appreciation Fund/VA – Service Shares		Oppenheimer Global Fund/VA – Service Shares
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (994)	$ (108)	$ (2,885)	$ (1,345)
Realized gains (losses)	(12,033)	964	28,920	11,051
Unrealized appreciation (depreciation) during the year	3,438	5,594	(22,879)	106,230
Net increase (decrease) in net assets from operations	(9,589)	6,450	3,156	115,936
Contract transactions:
Payments received from contract owners	-	-	2,332	731
Transfers between Investment Options (including Guaranteed Interest Account), net	67,883	13,838	146,716	31,029
Transfers for contract benefits and terminations	(13,519)	(18,354)	(27,118)	(69,012)
Contract maintenance charges	(38)	(10)	(307)	(437)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	54,326	(4,526)	121,623	(37,689)
Total increase (decrease) in net assets	44,737	1,924	124,779	78,247
Net assets at beginning of period	29,361	27,437	552,711	474,464
Net assets at end of period	$ 74,098	$ 29,361	$ 677,490	$ 552,711
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2014 and 2013
(Continued)
	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (15,261)	$ (14,472)	$ (19,235)	$ 10,141
Realized gains (losses)	425,611	220,389	(160,065)	(257,450)
Unrealized appreciation (depreciation) during the year	(214,407)	510,396	(161,938)	(140,555)
Net increase (decrease) in net assets from operations	195,943	716,313	(341,238)	(387,864)
Contract transactions:
Payments received from contract owners	35,476	3,796	7,093	3,436
Transfers between Investment Options (including Guaranteed Interest Account), net	(329,569)	414,867	199,169	3,172
Transfers for contract benefits and terminations	(384,546)	(251,922)	(327,848)	(289,054)
Contract maintenance charges	(11,369)	(12,271)	(9,054)	(11,072)
Adjustments to net assets allocated to contracts in payout period	2	(231)	4	3
Net increase (decrease) in net assets resulting from contract transactions	(690,006)	154,239	(130,636)	(293,515)
Total increase (decrease) in net assets	(494,063)	870,552	(471,874)	(681,379)
Net assets at beginning of period	2,625,224	1,754,672	1,949,729	2,631,108
Net assets at end of period	$ 2,131,161	$ 2,625,224	$ 1,477,855	$ 1,949,729

	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 653	$ (2,652)	$ 27,954	$ 38,374
Realized gains (losses)	2,120	(23,518)	6,992	35,746
Unrealized appreciation (depreciation) during the year	17,144	(148,687)	73,910	(252,021)
Net increase (decrease) in net assets from operations	19,917	(174,857)	108,856	(177,901)
Contract transactions:
Payments received from contract owners	6,952	16,271	6,113	81,452
Transfers between Investment Options (including Guaranteed Interest Account), net	(57,773)	(476,336)	(328,085)	(589,160)
Transfers for contract benefits and terminations	(213,794)	(401,885)	(541,898)	(764,194)
Contract maintenance charges	(695)	(3,585)	(13,124)	(21,706)
Adjustments to net assets allocated to contracts in payout period	644	5,702	(251)	(67)
Net increase (decrease) in net assets resulting from contract transactions	(264,666)	(859,833)	(877,245)	(1,293,675)
Total increase (decrease) in net assets	(244,749)	(1,034,690)	(768,389)	(1,471,576)
Net assets at beginning of period	933,146	1,967,836	4,121,610	5,593,186
Net assets at end of period	$ 688,397	$ 933,146	$ 3,353,221	$ 4,121,610
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2014 and 2013
(Continued)
	Rydex Inverse Government Long Bond Strategy Fund		Sentinel Variable Products Balanced Fund
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (637)	$ (1,079)	$ 373	$ 908
Realized gains (losses)	3,252	(72,596)	22,777	17,783
Unrealized appreciation (depreciation) during the year	(14,473)	85,347	(11,472)	26,117
Net increase (decrease) in net assets from operations	(11,858)	11,672	11,678	44,808
Contract transactions:
Payments received from contract owners	-	-	899	898
Transfers between Investment Options (including Guaranteed Interest Account), net	2,878	(48,945)	(101,578)	70,424
Transfers for contract benefits and terminations	-	-	(7,770)	(41,232)
Contract maintenance charges	(71)	(1,019)	(262)	(422)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	2,807	(49,964)	(108,711)	29,668
Total increase (decrease) in net assets	(9,051)	(38,292)	(97,033)	74,476
Net assets at beginning of period	43,884	82,176	282,590	208,114
Net assets at end of period	$ 34,833	$ 43,884	$ 185,557	$ 282,590

	Sentinel Variable Products Bond Fund		Sentinel Variable Products Common Stock Fund
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 22,287	$ 31,376	$ 12,893	$ 7,866
Realized gains (losses)	3,220	(4,127)	871,271	817,894
Unrealized appreciation (depreciation) during the year	22,848	(57,171)	(427,928)	691,091
Net increase (decrease) in net assets from operations	48,355	(29,922)	456,236	1,516,851
Contract transactions:
Payments received from contract owners	8,998	2,753	29,387	9,758
Transfers between Investment Options (including Guaranteed Interest Account), net	(28,119)	101,049	(413,902)	(273,380)
Transfers for contract benefits and terminations	(316,172)	(287,846)	(765,169)	(714,220)
Contract maintenance charges	(11,598)	(12,515)	(39,413)	(42,351)
Adjustments to net assets allocated to contracts in payout period	4	5	18	21
Net increase (decrease) in net assets resulting from contract transactions	(346,887)	(196,554)	(1,189,079)	(1,020,172)
Total increase (decrease) in net assets	(298,532)	(226,476)	(732,843)	496,679
Net assets at beginning of period	1,754,531	1,981,007	5,969,446	5,472,767
Net assets at end of period	$ 1,455,999	$ 1,754,531	$ 5,236,603	$ 5,969,446
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2014 and 2013
(Continued)
	Sentinel Variable Products Mid Cap Fund		Sentinel Variable Products Small Company Fund
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (4,107)	$ (4,972)	$ (9,486)	$ (14,337)
Realized gains (losses)	98,746	59,222	193,459	231,714
Unrealized appreciation (depreciation) during the year	(79,296)	59,880	(136,766)	120,949
Net increase (decrease) in net assets from operations	15,343	114,130	47,207	338,326
Contract transactions:
Payments received from contract owners	3,963	247	5,804	2,310
Transfers between Investment Options (including Guaranteed Interest Account), net	(32,968)	(9,378)	(160,281)	(81,916)
Transfers for contract benefits and terminations	(27,031)	(1,074)	(178,337)	(143,769)
Contract maintenance charges	(27)	(47)	(5,296)	(5,777)
Adjustments to net assets allocated to contracts in payout period	44	(164)	3	3
Net increase (decrease) in net assets resulting from contract transactions	(56,019)	(10,416)	(338,107)	(229,149)
Total increase (decrease) in net assets	(40,676)	103,714	(290,900)	109,177
Net assets at beginning of period	497,640	393,926	1,250,536	1,141,359
Net assets at end of period	$ 456,964	$ 497,640	$ 959,636	$ 1,250,536

	Templeton Developing Markets VIP Fund – Class 1		Templeton Developing Markets VIP Fund – Class 2
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 5,970	$ 13,621	$ 2,808	$ 10,629
Realized gains (losses)	(1,607)	54	(49,299)	(61,498)
Unrealized appreciation (depreciation) during the year	(146,715)	(53,206)	(69,787)	9,743
Net increase (decrease) in net assets from operations	(142,352)	(39,531)	(116,278)	(41,126)
Contract transactions:
Payments received from contract owners	122	1,222	16,800	17,906
Transfers between Investment Options (including Guaranteed Interest Account), net	(85,231)	105,601	(116,496)	(109,841)
Transfers for contract benefits and terminations	(66,781)	(154,169)	(207,574)	(87,140)
Contract maintenance charges	(808)	(852)	(689)	(1,219)
Adjustments to net assets allocated to contracts in payout period	(7)	(1,969)	341	(412)
Net increase (decrease) in net assets resulting from contract transactions	(152,705)	(50,167)	(307,618)	(180,706)
Total increase (decrease) in net assets	(295,057)	(89,698)	(423,896)	(221,832)
Net assets at beginning of period	1,652,261	1,741,959	1,469,966	1,691,798
Net assets at end of period	$ 1,357,204	$ 1,652,261	$ 1,046,070	$ 1,469,966
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2014 and 2013
(Continued)
	Templeton Foreign VIP Fund – Class 1		Templeton Foreign VIP Fund – Class 2
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 79,715	$ 131,379	$ 14,838	$ 25,872
Realized gains (losses)	292,924	166,810	(12,107)	(24,449)
Unrealized appreciation (depreciation) during the year	(1,780,421)	1,900,888	(308,103)	497,040
Net increase (decrease) in net assets from operations	(1,407,782)	2,199,077	(305,372)	498,463
Contract transactions:
Payments received from contract owners	7,618	55,161	28,754	36,115
Transfers between Investment Options (including Guaranteed Interest Account), net	(109,943)	154,450	179,394	6,084
Transfers for contract benefits and terminations	(765,712)	(721,865)	(372,366)	(296,050)
Contract maintenance charges	(5,425)	(5,854)	(1,653)	(2,005)
Adjustments to net assets allocated to contracts in payout period	62	(7,001)	1,707	(3,304)
Net increase (decrease) in net assets resulting from contract transactions	(873,400)	(525,109)	(164,164)	(259,160)
Total increase (decrease) in net assets	(2,281,182)	1,673,968	(469,536)	239,303
Net assets at beginning of period	12,112,889	10,438,921	2,680,483	2,441,180
Net assets at end of period	$ 9,831,707	$ 12,112,889	$ 2,210,947	$ 2,680,483

	Templeton Global Bond VIP Fund – Class 1		Templeton Growth VIP Fund – Class 1
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 235,550	$ 229,771	$ 95,757	$ 617,042
Realized gains (losses)	14,245	106,893	972,316	239,928
Unrealized appreciation (depreciation) during the year	(205,044)	(309,087)	(2,526,802)	9,825,383
Net increase (decrease) in net assets from operations	44,751	27,577	(1,458,729)	10,682,353
Contract transactions:
Payments received from contract owners	14,775	55,887	214,725	272,094
Transfers between Investment Options (including Guaranteed Interest Account), net	78,543	(161,182)	(1,053,283)	(343,496)
Transfers for contract benefits and terminations	(463,696)	(480,055)	(4,965,294)	(3,072,282)
Contract maintenance charges	(2,381)	(2,701)	(20,720)	(24,012)
Adjustments to net assets allocated to contracts in payout period	4,046	13,645	17,037	(103,116)
Net increase (decrease) in net assets resulting from contract transactions	(368,713)	(574,406)	(5,807,535)	(3,270,812)
Total increase (decrease) in net assets	(323,962)	(546,829)	(7,266,264)	7,411,541
Net assets at beginning of period	6,243,598	6,790,427	45,278,501	37,866,960
Net assets at end of period	$ 5,919,636	$ 6,243,598	$ 38,012,237	$ 45,278,501
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2014 and 2013
(Continued)
	Templeton Growth VIP Fund – Class 2		Virtus Capital Growth Series – Class A Shares
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 1,718	$ 104,226	$ (817,031)	$ (617,793)
Realized gains (losses)	137,287	66,836	3,084,058	1,291,416
Unrealized appreciation (depreciation) during the year	(403,061)	1,781,234	4,428,710	16,008,596
Net increase (decrease) in net assets from operations	(264,056)	1,952,296	6,695,737	16,682,219
Contract transactions:
Payments received from contract owners	23,435	142,958	296,561	444,148
Transfers between Investment Options (including Guaranteed Interest Account), net	(143,716)	(353,510)	(1,979,941)	(1,225,929)
Transfers for contract benefits and terminations	(1,285,397)	(954,201)	(8,123,464)	(6,073,346)
Contract maintenance charges	(33,428)	(37,859)	(76,369)	(84,058)
Adjustments to net assets allocated to contracts in payout period	3,506	(7,237)	2,818	(50,660)
Net increase (decrease) in net assets resulting from contract transactions	(1,435,600)	(1,209,849)	(9,880,395)	(6,989,845)
Total increase (decrease) in net assets	(1,699,656)	742,447	(3,184,658)	9,692,374
Net assets at beginning of period	7,934,071	7,191,624	73,315,353	63,622,979
Net assets at end of period	$ 6,234,415	$ 7,934,071	$ 70,130,695	$ 73,315,353

	Virtus Growth & Income Series – Class A Shares		Virtus International Series – Class A Shares
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (74,701)	$ (87,273)	$ 663,009	$ 252,933
Realized gains (losses)	1,681,661	1,838,122	1,597,950	1,506,325
Unrealized appreciation (depreciation) during the year	(474,835)	2,071,529	(3,468,309)	157,358
Net increase (decrease) in net assets from operations	1,132,125	3,822,378	(1,207,350)	1,916,616
Contract transactions:
Payments received from contract owners	204,416	302,226	108,243	166,226
Transfers between Investment Options (including Guaranteed Interest Account), net	(180,306)	(266,212)	(459,666)	(649,797)
Transfers for contract benefits and terminations	(1,946,166)	(2,544,357)	(3,536,366)	(3,744,363)
Contract maintenance charges	(7,527)	(15,174)	(55,982)	(63,992)
Adjustments to net assets allocated to contracts in payout period	(44,758)	(43,559)	2,707	4,812
Net increase (decrease) in net assets resulting from contract transactions	(1,974,341)	(2,567,076)	(3,941,064)	(4,287,114)
Total increase (decrease) in net assets	(842,216)	1,255,302	(5,148,414)	(2,370,498)
Net assets at beginning of period	15,169,791	13,914,489	29,247,546	31,618,044
Net assets at end of period	$ 14,327,575	$ 15,169,791	$ 24,099,132	$ 29,247,546
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2014 and 2013
(Continued)
	Virtus Multi-Sector Fixed Income Series – Class A Shares		Virtus Real Estate Securities Series – Class A Shares
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 745,591	$ 993,824	$ (12,715)	$ 14,350
Realized gains (losses)	107,016	152,151	1,248,809	2,162,874
Unrealized appreciation (depreciation) during the year	(617,408)	(890,259)	1,227,348	(2,083,175)
Net increase (decrease) in net assets from operations	235,199	255,716	2,463,442	94,049
Contract transactions:
Payments received from contract owners	83,966	188,923	49,176	217,059
Transfers between Investment Options (including Guaranteed Interest Account), net	(292,428)	(690,112)	80,467	(944,254)
Transfers for contract benefits and terminations	(3,447,805)	(2,563,417)	(1,220,607)	(1,433,429)
Contract maintenance charges	(35,132)	(35,927)	(13,905)	(17,434)
Adjustments to net assets allocated to contracts in payout period	(3,266)	(58,534)	(5,849)	(16,571)
Net increase (decrease) in net assets resulting from contract transactions	(3,694,665)	(3,159,067)	(1,110,718)	(2,194,629)
Total increase (decrease) in net assets	(3,459,466)	(2,903,351)	1,352,724	(2,100,580)
Net assets at beginning of period	22,850,533	25,753,884	8,708,524	10,809,104
Net assets at end of period	$ 19,391,067	$ 22,850,533	$ 10,061,248	$ 8,708,524

	Virtus Small-Cap Growth Series – Class A Shares		Virtus Small-Cap Value Series – Class A Shares
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (104,048)	$ (85,239)	$ (66,351)	$ (74,522)
Realized gains (losses)	1,215,770	578,382	1,096,212	409,945
Unrealized appreciation (depreciation) during the year	(836,315)	2,333,842	(1,112,305)	3,111,992
Net increase (decrease) in net assets from operations	275,407	2,826,985	(82,444)	3,447,415
Contract transactions:
Payments received from contract owners	26,589	49,943	47,971	61,700
Transfers between Investment Options (including Guaranteed Interest Account), net	(538,268)	(196,638)	(562,427)	(872,803)
Transfers for contract benefits and terminations	(820,516)	(1,481,815)	(1,584,304)	(1,439,239)
Contract maintenance charges	(5,653)	(9,670)	(29,064)	(34,277)
Adjustments to net assets allocated to contracts in payout period	3,958	(12,817)	5,067	(45,528)
Net increase (decrease) in net assets resulting from contract transactions	(1,333,890)	(1,650,997)	(2,122,757)	(2,330,147)
Total increase (decrease) in net assets	(1,058,483)	1,175,988	(2,205,201)	1,117,268
Net assets at beginning of period	9,370,750	8,194,762	11,280,076	10,162,808
Net assets at end of period	$ 8,312,267	$ 9,370,750	$ 9,074,875	$ 11,280,076
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2014 and 2013
(Continued)
	Virtus Strategic Allocation Series – Class A Shares		Wanger International
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 571,348	$ 460,238	$ 47,007	$ 439,742
Realized gains (losses)	4,022,375	6,390,883	3,943,169	2,700,493
Unrealized appreciation (depreciation) during the year	(683,756)	3,357,406	(5,687,256)	3,044,099
Net increase (decrease) in net assets from operations	3,909,967	10,208,527	(1,697,080)	6,184,334
Contract transactions:
Payments received from contract owners	154,980	342,354	154,946	252,098
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,654,874)	(892,706)	(853,957)	(799,370)
Transfers for contract benefits and terminations	(7,296,577)	(8,582,586)	(3,626,459)	(2,909,172)
Contract maintenance charges	(38,319)	(45,486)	(17,821)	(22,397)
Adjustments to net assets allocated to contracts in payout period	18,817	(206,181)	(1,628)	(4,569)
Net increase (decrease) in net assets resulting from contract transactions	(8,815,973)	(9,384,605)	(4,344,919)	(3,483,410)
Total increase (decrease) in net assets	(4,906,006)	823,922	(6,041,999)	2,700,924
Net assets at beginning of period	67,204,740	66,380,818	34,137,940	31,437,016
Net assets at end of period	$ 62,298,734	$ 67,204,740	$ 28,095,941	$ 34,137,940

	Wanger International Select		Wanger Select
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 2,375	$ 216,035	$ (78,494)	$ (58,387)
Realized gains (losses)	243,664	185,785	1,121,631	291,340
Unrealized appreciation (depreciation) during the year	(612,192)	164,560	(933,472)	1,484,532
Net increase (decrease) in net assets from operations	(366,153)	566,380	109,665	1,717,485
Contract transactions:
Payments received from contract owners	9,840	10,827	6,442	10,905
Transfers between Investment Options (including Guaranteed Interest Account), net	(103,204)	22,206	(98,660)	(101,115)
Transfers for contract benefits and terminations	(739,356)	(235,920)	(1,123,094)	(341,735)
Contract maintenance charges	(917)	(1,486)	(1,291)	(1,465)
Adjustments to net assets allocated to contracts in payout period	394	(4,099)	213	(5,045)
Net increase (decrease) in net assets resulting from contract transactions	(833,243)	(208,472)	(1,216,390)	(438,455)
Total increase (decrease) in net assets	(1,199,396)	357,908	(1,106,725)	1,279,030
Net assets at beginning of period	5,028,684	4,670,776	6,756,821	5,477,791
Net assets at end of period	$ 3,829,288	$ 5,028,684	$ 5,650,096	$ 6,756,821
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2014 and 2013
(Continued)
	Wanger USA
	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (411,507)	$ (372,328)
Realized gains (losses)	5,520,756	4,470,073
Unrealized appreciation (depreciation) during the year	(4,063,699)	5,128,556
Net increase (decrease) in net assets from operations	1,045,550	9,226,301
Contract transactions:
Payments received from contract owners	134,997	435,358
Transfers between Investment Options (including Guaranteed Interest Account), net	(892,170)	(855,126)
Transfers for contract benefits and terminations	(4,604,862)	(3,236,379)
Contract maintenance charges	(16,617)	(19,009)
Adjustments to net assets allocated to contracts in payout period	(9,686)	(8,687)
Net increase (decrease) in net assets resulting from contract transactions	(5,388,338)	(3,683,843)
Total increase (decrease) in net assets	(4,342,788)	5,542,458
Net assets at beginning of period	36,000,755	30,458,297
Net assets at end of period	$ 31,657,967	$ 36,000,755
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The Phoenix Life Variable Accumulation Account (the “Separate Account”) is a separate account of Phoenix Life Insurance Company (“Phoenix Life”, “we” or “us”), the sponsor company. Phoenix Life is a wholly-owned subsidiary of The Phoenix Companies, Inc. (“Phoenix”). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on June 17, 1985. The Separate Account currently consists of 62 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
Alger Capital Appreciation Portfolio – Class 1-2 Shares
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
Deutsche Equity 500 Index VIP-Class A (formerly DWS Equity 500 Index VIP-Class A)
Deutsche Small Cap Index VIP-Class A (formerly DWS Small Cap Index VIP-Class A)
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II – Primary Shares
Federated Prime Money Fund II
Fidelity ® VIP Contrafund® Portfolio – Service Class
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
Fidelity ® VIP Growth Portfolio – Service Class
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
Franklin Flex Cap Growth VIP Fund-Class 2 (formerly Franklin Flex Cap Growth Securities Fund-Class 2)
Franklin Income VIP Fund-Class 2 (formerly Franklin Income Securities Fund-Class 2)
Franklin Mutual Shares VIP Fund-Class 2 (formerly Mutual Shares Securities Fund-Class 2)
Guggenheim Long Short Equity Fund
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
Invesco V.I. American Franchise Fund – Series I Shares
Invesco V.I. Core Equity Fund – Series I Shares
Invesco V.I. Equity and Income Fund – Series II Shares
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Neuberger Berman AMT Guardian Portfolio – S Class
Neuberger Berman AMT Small Cap Growth Portfolio – S Class
Oppenheimer Capital Appreciation Fund/VA – Service Shares
Oppenheimer Global Fund/VA – Service Shares
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
PIMCO Real Return Portfolio – Advisor Class
PIMCO Total Return Portfolio – Advisor Class
Rydex Inverse Government Long Bond Strategy Fund
Rydex Nova Fund
Sentinel Variable Products Balanced Fund
Sentinel Variable Products Bond Fund

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
Sentinel Variable Products Common Stock Fund
Sentinel Variable Products Mid Cap Fund
Sentinel Variable Products Small Company Fund
Templeton Developing Markets VIP Fund-Class 1 (formerly Templeton Developing Markets Securities Fund-Class 1)
Templeton Developing Markets VIP Fund-Class 2 (formerly Templeton Developing Markets Securities Fund-Class 2)
Templeton Foreign VIP Fund-Class 1 (formerly Templeton Foreign Securities Fund-Class 1)
Templeton Foreign VIP Fund-Class 2 (formerly Templeton Foreign Securities Fund-Class 2)
Templeton Global Bond VIP Fund-Class 1 (formerly Templeton Global Bond Securities Fund-Class 1)
Templeton Growth VIP Fund-Class 1 (formerly Templeton Growth Securities Fund-Class 1)
Templeton Growth VIP Fund-Class 2 (formerly Templeton Growth Securities Fund-Class 2)
Virtus Capital Growth Series – Class A Shares
Virtus Growth & Income Series – Class A Shares
Virtus International Series – Class A Shares
Virtus Multi-Sector Fixed Income Series – Class A Shares
Virtus Real Estate Securities Series – Class A Shares
Virtus Small-Cap Growth Series – Class A Shares
Virtus Small-Cap Value Series – Class A Shares
Virtus Strategic Allocation Series – Class A Shares
Wanger International
Wanger International Select
Wanger Select
Wanger USA
Additionally, contract owners also may direct the allocation of their premium payments and contract value between the Separate Account and the Guaranteed Interest Account ("GIA").
Phoenix Life and the Separate Account are subject to regulation by the New York Department of Financial Services and the U.S. Securities and Exchange Commission ("SEC"). The assets and liabilities of the Separate Account are clearly identified and distinguished from Phoenix Life’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against Phoenix Life’s general account assets.
Note 2—Significant Accounting Policies
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry:
A.     Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.
B.     Contracts in payout (annuitization) period: Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, or Annuity 2000 Mortality Table depending on the product. The assumed interest return is also dependent on product, and could range from 3 percent to 6 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by Phoenix Life and may result in additional amounts being transferred into the variable annuity account from Phoenix Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts may be made to Phoenix Life.
C.     Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
D.     Income taxes: Phoenix Life is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and the operations of the Separate Account are included in the consolidated federal income tax return of Phoenix. Under the current provisions of the Code, Phoenix Life does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. Phoenix Life will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
E.     Use of estimates: The preparation of financial statements in accordance with GAAP requires Phoenix Life management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.
Security Valuation: The Separate Account measures the fair value of its investment in the Funds available on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2014.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3— Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2014 were as follows:
Investment Option	Purchases	Sales
Alger Capital Appreciation Portfolio – Class I-2 Shares	$ 174,102	$ 380,647
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B	380,974	89,296
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	188,346	143,393
Deutsche Equity 500 Index VIP – Class A	449,318	618,219
Deutsche Small Cap Index VIP – Class A	64,213	327,024
Federated Fund for U.S. Government Securities II	1,437,516	2,447,650
Federated High Income Bond Fund II – Primary Shares	270,821	729,488
Federated Prime Money Fund II	4,374,501	6,962,619
Fidelity ® VIP Contrafund® Portfolio – Service Class	1,254,868	3,042,315
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	143,288	1,336,274
Fidelity ® VIP Growth Portfolio – Service Class	278,548	600,186
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	702,576	1,443,946
Franklin Flex Cap Growth VIP Fund – Class 2	72,697	24,044
Franklin Income VIP Fund – Class 2	905,923	2,229,390
Franklin Mutual Shares VIP Fund – Class 2	423,184	2,331,423
Guggenheim Long Short Equity Fund	1,102	37,860
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	5,348	158,480
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	119,220	1,500,276
Ibbotson Growth ETF Asset Allocation Portfolio – Class II	59,456	42,433
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	1,235,445	743,231
Invesco V.I. American Franchise Fund – Series I Shares	324,035	608,594
Invesco V.I. Core Equity Fund – Series I Shares	7,209	68,603
Invesco V.I. Equity and Income Fund – Series II Shares	234,237	55,874
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	52,391	41,888
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	17,450	4,646
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	236,475	476,962
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	109,127	1,108,551
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	53,626	427,474
Neuberger Berman AMT Guardian Portfolio – S Class	384,538	625,457
Neuberger Berman AMT Small Cap Growth Portfolio – S Class	21,840	291,640
Oppenheimer Capital Appreciation Fund/VA – Service Shares	305,530	251,452
Oppenheimer Global Fund/VA – Service Shares	205,757	58,578
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	655,276	1,057,610
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	258,621	408,492
PIMCO Real Return Portfolio – Advisor Class	30,043	294,056
PIMCO Total Return Portfolio – Advisor Class	100,894	950,115
Rydex Inverse Government Long Bond Strategy Fund	6,476	708
Sentinel Variable Products Balanced Fund	29,580	126,239
Sentinel Variable Products Bond Fund	216,968	541,567
Sentinel Variable Products Common Stock Fund	799,884	1,369,509
Sentinel Variable Products Mid Cap Fund	122,894	88,354
Sentinel Variable Products Small Company Fund	172,596	368,404
Templeton Developing Markets VIP Fund – Class 1	27,347	174,083
Templeton Developing Markets VIP Fund – Class 2	84,354	389,164
Templeton Foreign VIP Fund – Class 1	272,422	1,066,107
Templeton Foreign VIP Fund – Class 2	292,245	441,571
Templeton Global Bond VIP Fund – Class 1	432,015	565,178
Templeton Growth VIP Fund – Class 1	1,093,148	6,804,926
Templeton Growth VIP Fund – Class 2	698,107	2,131,989
Virtus Capital Growth Series – Class A Shares	675,821	11,373,248
Virtus Growth & Income Series – Class A Shares	1,916,748	2,538,809
Virtus International Series – Class A Shares	1,856,317	4,885,230

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments (Continued)
Investment Option	Purchases	Sales
Virtus Multi-Sector Fixed Income Series – Class A Shares	$ 2,232,375	$ 5,181,448
Virtus Real Estate Securities Series – Class A Shares	2,305,943	2,306,166
Virtus Small-Cap Growth Series – Class A Shares	983,257	1,602,602
Virtus Small-Cap Value Series – Class A Shares	743,221	2,467,828
Virtus Strategic Allocation Series – Class A Shares	5,231,978	9,838,256
Wanger International	4,387,198	5,119,808
Wanger International Select	561,859	1,167,568
Wanger Select	884,921	1,391,308
Wanger USA	4,282,060	6,034,281
	$ 45,848,229	$ 99,892,537

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4— Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2014			For the period ended December 31, 2013
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio – Class I-2 Shares	9,113	(224,295)	(215,182)	17,279	(224,589)	(207,310)
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B	121,104	(53,752)	67,352	380,064	(114,550)	265,514
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	72,307	(76,891)	(4,584)	228,686	(87,146)	141,540
Deutsche Equity 500 Index VIP – Class A	133,588	(314,515)	(180,927)	175,119	(619,523)	(444,404)
Deutsche Small Cap Index VIP – Class A	26,568	(194,905)	(168,337)	236,010	(28,319)	207,691
Federated Fund for U.S. Government Securities II	759,349	(1,539,504)	(780,155)	637,189	(1,590,636)	(953,447)
Federated High Income Bond Fund II – Primary Shares	43,826	(314,729)	(270,903)	181,065	(269,467)	(88,402)
Federated Prime Money Fund II	4,623,029	(7,141,929)	(2,518,900)	4,258,794	(7,029,810)	(2,771,016)
Fidelity ® VIP Contrafund® Portfolio – Service Class	430,624	(1,411,168)	(980,544)	830,329	(1,242,120)	(411,791)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	99,126	(823,407)	(724,281)	728,853	(1,167,887)	(439,034)
Fidelity ® VIP Growth Portfolio – Service Class	236,689	(505,932)	(269,243)	214,929	(363,300)	(148,371)
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	491,932	(1,071,521)	(579,589)	472,433	(579,860)	(107,427)
Franklin Flex Cap Growth VIP Fund – Class 2	38,262	(14,760)	23,502	10,007	(1,327)	8,680
Franklin Income VIP Fund – Class 2	391,329	(1,418,381)	(1,027,052)	723,555	(709,272)	14,283
Franklin Mutual Shares VIP Fund – Class 2	106,276	(1,231,599)	(1,125,323)	208,935	(1,181,242)	(972,307)
Guggenheim Long Short Equity Fund	671	(21,595)	(20,924)	772	(12,515)	(11,743)
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	15	(115,695)	(115,680)	8,700	(67,781)	(59,081)
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	36,860	(1,176,987)	(1,140,127)	668,296	(408,405)	259,891
Ibbotson Growth ETF Asset Allocation Portfolio – Class II	38,495	(25,806)	12,689	202,234	(115,436)	86,798
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	984,876	(607,214)	377,662	652,304	(1,062,460)	(410,156)
Invesco V.I. American Franchise Fund – Series I Shares	227,945	(437,618)	(209,673)	64,447	(330,445)	(265,998)
Invesco V.I. Core Equity Fund – Series I Shares	1,771	(39,928)	(38,157)	22,373	(116,066)	(93,693)
Invesco V.I. Equity and Income Fund – Series II Shares	145,252	(34,214)	111,038	10,232	(17,011)	(6,779)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	1,410	(20,628)	(19,218)	1,349	(57,944)	(56,595)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	259	(1,871)	(1,612)	372	(22,307)	(21,935)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	77,040	(268,566)	(191,526)	68,529	(326,530)	(258,001)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	57,485	(715,452)	(657,967)	167,230	(977,619)	(810,389)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	28,768	(254,750)	(225,982)	209,615	(244,022)	(34,407)
Neuberger Berman AMT Guardian Portfolio – S Class	15,942	(404,700)	(388,758)	376,652	(732,919)	(356,267)
Neuberger Berman AMT Small Cap Growth Portfolio – S Class	11,450	(231,359)	(219,909)	247,010	(14,462)	232,548
Oppenheimer Capital Appreciation Fund/VA – Service Shares	212,024	(185,494)	26,530	11,713	(15,982)	(4,269)
Oppenheimer Global Fund/VA – Service Shares	121,921	(35,859)	86,062	243,487	(274,005)	(30,518)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	211,175	(662,053)	(450,878)	491,581	(392,307)	99,274
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	300,739	(422,515)	(121,776)	404,070	(690,635)	(286,565)
PIMCO Real Return Portfolio – Advisor Class	13,997	(208,166)	(194,169)	213,617	(840,381)	(626,764)
PIMCO Total Return Portfolio – Advisor Class	16,924	(614,793)	(597,869)	470,086	(1,358,576)	(888,490)
Rydex Inverse Government Long Bond Strategy Fund	7,830	(186)	7,644	3,039	(114,764)	(111,725)
Sentinel Variable Products Balanced Fund	11,334	(91,830)	(80,496)	92,453	(64,041)	28,412
Sentinel Variable Products Bond Fund	127,308	(382,121)	(254,813)	142,661	(289,114)	(146,453)
Sentinel Variable Products Common Stock Fund	74,135	(878,472)	(804,337)	198,391	(990,903)	(792,512)
Sentinel Variable Products Mid Cap Fund	19,915	(61,316)	(41,401)	29,238	(41,991)	(12,753)
Sentinel Variable Products Small Company Fund	10,643	(231,978)	(221,335)	85,162	(259,903)	(174,741)
Templeton Developing Markets VIP Fund – Class 1	78	(96,438)	(96,360)	63,161	(96,190)	(33,029)
Templeton Developing Markets VIP Fund – Class 2	45,957	(252,978)	(207,021)	101,660	(232,131)	(130,471)
Templeton Foreign VIP Fund – Class 1	7,722	(224,477)	(216,755)	85,111	(220,556)	(135,445)
Templeton Foreign VIP Fund – Class 2	118,672	(199,805)	(81,133)	76,289	(200,701)	(124,412)
Templeton Global Bond VIP Fund – Class 1	21,187	(90,911)	(69,724)	50,184	(160,633)	(110,449)
Templeton Growth VIP Fund – Class 1	62,896	(960,829)	(897,933)	120,061	(693,625)	(573,564)
Templeton Growth VIP Fund – Class 2	326,708	(1,164,609)	(837,901)	314,886	(1,138,355)	(823,469)
Virtus Capital Growth Series – Class A Shares	69,373	(1,356,857)	(1,287,484)	101,929	(1,168,136)	(1,066,207)

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding (Continued)
	For the period ended December 31, 2014			For the period ended December 31, 2013
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Virtus Growth & Income Series – Class A Shares	198,376	(1,303,780)	(1,105,404)	297,746	(1,978,646)	(1,680,900)
Virtus International Series – Class A Shares	311,122	(1,450,736)	(1,139,614)	265,574	(1,679,811)	(1,414,237)
Virtus Multi-Sector Fixed Income Series – Class A Shares	313,671	(1,130,365)	(816,694)	402,613	(985,126)	(582,513)
Virtus Real Estate Securities Series – Class A Shares	184,490	(475,675)	(291,185)	171,737	(574,617)	(402,880)
Virtus Small-Cap Growth Series – Class A Shares	56,388	(510,752)	(454,364)	64,261	(707,517)	(643,256)
Virtus Small-Cap Value Series – Class A Shares	108,674	(1,005,598)	(896,924)	87,169	(1,250,220)	(1,163,051)
Virtus Strategic Allocation Series – Class A Shares	28,769	(1,094,084)	(1,065,315)	127,264	(1,156,840)	(1,029,576)
Wanger International	70,008	(626,820)	(556,812)	80,404	(676,616)	(596,212)
Wanger International Select	71,911	(320,899)	(248,988)	93,126	(166,227)	(73,101)
Wanger Select	28,166	(364,913)	(336,747)	60,992	(206,585)	(145,593)
Wanger USA	49,915	(902,910)	(852,995)	112,111	(830,943)	(718,832)

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5— Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2014, 2013, 2012, 2011, and 2010 follows:
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Alger Capital Appreciation Portfolio – Class I-2 Shares
2014	600	2.49	to	2.19	1,084	0.08%	0.90%	to	1.80%	11.71%	to	12.73%
2013 ‡	815	2.23	to	1.95	1,285	0.34%	0.90%	to	1.80%	32.76%	to	33.97%
2012 ‡	1,022	1.68	to	1.45	1,205	0.99%	0.90%	to	1.80%	16.17%	to	17.24%
2011 ‡	1,212	1.45#	to	1.24#	1,217	0.11%	0.90%	to	1.80%	(2.09%)	to	(1.20%)#
2010 ‡	1,394	1.48#	to	1.25#	1,427	0.40%	0.90%	to	1.80%	11.98%	to	13.00%
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B
2014	1,088	1.25	to	1.30	1,389	2.37%	1.25%	to	1.80%	5.18%	to	5.77%
2013 ‡	1,021	1.19	to	1.23	1,234	2.54%	1.25%	to	1.80%	14.18%	to	14.82%#
2012	755	1.04	to	1.07	794	1.88%	1.25%	to	1.80%	11.33%	to	11.95%
2011 ‡	719	0.94	to	0.96	677	1.77%	1.25%	to	1.80%	(4.80%)	to	(4.27%)#
2010	382	0.98	to	1.00	378	2.61%	1.25%	to	1.80%	8.31%	to	8.92%
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2014	375	1.82	to	1.90	694	0.93%	0.90%	to	1.50%	7.62%	to	8.27%
2013 ‡	380	1.69	to	1.75	651	1.02%	0.90%	to	1.50%	30.84%	to	31.63%
2012 ‡	238	1.29	to	1.33	311	1.07%	0.90%	to	1.50%	15.54%	to	16.25%
2011 ‡	214	1.13#	to	1.14	242	0.99%	0.90%	to	1.80%	(3.46%)#	to	(3.12%)#
2010 ‡	78	1.15	to	1.18	92	0.91%	0.90%	to	1.80%	23.72%#	to	24.85%
Deutsche Equity 500 Index VIP – Class A
2014	1,920	1.82	to	2.13	3,822	1.90%	0.90%	to	1.80%	11.35%	to	12.37%
2013	2,101	1.63	to	1.90	3,717	1.82%	0.90%	to	1.80%	29.56%	to	30.74%
2012 ‡	2,545	1.26	to	1.45	3,455	1.75%	0.90%	to	1.80%	13.61%	to	14.66%
2011 ‡	2,921	1.11#	to	1.26	3,463	1.71%	0.90%	to	1.80%	0.01%#	to	0.92%
2010 ‡	3,626	1.11#	to	1.25	4,284	1.95%	0.90%	to	1.80%	12.64%	to	13.67%
Deutsche Small Cap Index VIP – Class A
2014	166	1.69	to	1.79	292	0.90%	1.00%	to	1.80%	2.86%	to	3.70%
2013 ‡	335	1.64	to	1.72	568	1.76%	1.00%	to	1.80%	36.15%	to	37.25%
2012 ‡	127	1.21	to	1.26	157	0.95%	1.00%	to	1.80%	14.16%	to	15.09%
2011 ‡	148	1.06	to	1.08#	160	0.82%	1.00%	to	1.80%	(6.13%)#	to	(5.61%)#
2010 ‡	171	1.14#	to	1.14	195	0.87%	1.25%	to	1.80%	24.81%#	to	24.81%
Federated Fund for U.S. Government Securities II
2014	4,422	1.32	to	1.55	6,747	2.99%	0.90%	to	1.80%	2.74%	to	3.68%
2013	5,202	1.28	to	1.49	7,643	3.35%	0.90%	to	1.80%	(3.81%)	to	(2.93%)
2012 ‡	6,156	1.33	to	1.54	9,393	3.92%	0.90%	to	1.80%	1.12%	to	2.05%
2011 ‡	7,272	1.32#	to	1.51#	10,923	4.39%	0.90%	to	1.80%	3.88%#	to	4.83%
2010 ‡	8,814	1.27#	to	1.44#	12,743	4.67%	0.90%	to	1.80%	3.28%	to	4.22%
Federated High Income Bond Fund II – Primary Shares
2014	1,162	2.16	to	2.44	2,518	6.34%	0.90%	to	1.80%	0.85%	to	1.77%
2013 ‡	1,433	2.14	to	2.40	3,067	6.85%	0.90%	to	1.80%	5.06%	to	6.03%
2012 ‡	1,521	2.04	to	2.26	3,068	7.33%	0.90%	to	1.80%	12.63%	to	13.66%
2011 ‡	1,487	1.81#	to	1.99	2,662	9.51%	0.90%	to	1.80%	3.28%#	to	4.22%
2010 ‡	1,762	1.75#	to	1.91	3,030	8.50%	0.90%	to	1.80%	12.67%#	to	13.70%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Federated Prime Money Fund II
2014	15,789	0.91	to	0.96	14,795	-	0.90%	to	1.80%	(1.80%)	to	(0.90%)
2013	18,308	0.93	to	0.96	17,383	-	0.90%	to	1.80%	(1.80%)	to	(0.90%)
2012 ‡	21,079	0.95	to	0.97	20,277	0.00%*	0.90%	to	1.80%	(1.80%)	to	(0.90%)
2011 ‡	24,347	0.97	to	0.98	23,730	0.00%*	0.90%	to	1.80%	(1.79%)	to	(0.89%)#
2010 ‡, 4	27,938	0.98	to	0.99	27,588	0.00%*	0.90%	to	1.80%	(1.69%)	to	(0.85%)#
Fidelity ® VIP Contrafund® Portfolio – Service Class
2014	6,310	2.48	to	2.59	13,643	0.84%	0.90%	to	1.80%	9.81%	to	10.81%
2013	7,290	2.26	to	2.34	14,297	0.98%	0.90%	to	1.80%	28.79%	to	29.97%
2012 ‡	7,702	1.75	to	1.80	11,671	1.20%	0.90%	to	1.80%	14.21%	to	15.26%
2011 ‡	8,778	1.53#	to	1.56#	11,595	0.85%	0.90%	to	1.80%	(4.38%)	to	(3.51%)
2010 ‡	10,421	1.60#	to	1.62#	14,332	1.04%	0.90%	to	1.80%	15.00%#	to	16.06%
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
2014	3,100	1.91	to	1.75	5,074	0.11%	0.90%	to	1.80%	10.09%	to	11.09%
2013	3,824	1.73	to	1.57	5,689	0.19%	0.90%	to	1.80%	35.30%	to	36.54%
2012 ‡	4,263	1.28	to	1.15	4,746	0.30%	0.90%	to	1.80%	17.31%	to	18.39%
2011 ‡	4,664	1.09#	to	0.97#	4,484	0.05%	0.90%	to	1.80%	0.35%#	to	1.26%#
2010 ‡	5,500	1.09#	to	0.96#	5,257	0.09%	0.90%	to	1.80%	21.43%	to	22.54%
Fidelity ® VIP Growth Portfolio – Service Class
2014	1,124	1.62	to	1.58	1,466	0.09%	0.90%	to	1.80%	9.19%	to	10.19%
2013	1,393	1.48	to	1.43	1,644	0.19%	0.90%	to	1.80%	33.76%	to	34.98%
2012 ‡	1,542	1.11	to	1.06	1,363	0.43%	0.90%	to	1.80%	12.48%	to	13.51%
2011 ‡	2,182	0.98#	to	0.93#	1,693	0.24%	0.90%	to	1.80%	(1.66%)	to	(0.76%)
2010 ‡	2,469	1.00#	to	0.94#	1,972	0.17%	0.90%	to	1.80%	21.83%	to	22.94%
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
2014	1,869	1.28	to	1.38	2,482	1.88%	0.90%	to	1.80%	3.85%	to	4.80%
2013	2,449	1.23	to	1.32	3,116	2.38%	0.90%	to	1.80%	(3.65%)	to	(2.77%)
2012	2,556	1.28	to	1.35	3,361	2.22%	0.90%	to	1.80%	3.86%	to	4.82%
2011 ‡	2,820	1.23	to	1.29	3,554	3.24%	0.90%	to	1.80%	5.29%#	to	6.25%
2010	3,152	1.17	to	1.21	3,757	3.36%	0.90%	to	1.80%	5.74%	to	6.71%
Franklin Flex Cap Growth VIP Fund – Class 2
2014 ‡	76	1.52	to	1.58	119	-	1.25%	to	1.80%	4.20%	to	4.78%
2013 ‡	52	1.46	to	1.51	78	0.00%*	1.25%	to	1.80%	35.01%	to	35.76%
2012 ‡	43	1.08	to	1.11	48	-	1.00%	to	1.80%	7.29%	to	7.90%
2011 ‡	76	1.01	to	1.04	78	-	1.00%	to	1.80%	(6.51%)#	to	(5.85%)
2010 ‡	71	1.09#	to	1.10	77	-	1.10%	to	1.80%	14.45%#	to	14.92%
Franklin Income VIP Fund – Class 2
2014	3,792	1.47	to	1.59	5,463	5.23%	0.90%	to	1.80%	2.73%	to	3.67%
2013	4,820	1.43	to	1.53	6,793	6.42%	0.90%	to	1.80%	11.89%	to	12.92%
2012 ‡	4,805	1.28	to	1.36	6,042	6.31%	0.90%	to	1.80%	10.62%	to	11.64%
2011 ‡	5,227	1.15	to	1.22	5,936	5.90%	0.90%	to	1.80%	0.55%	to	1.47%
2010 ‡	5,679	1.15	to	1.20	6,395	6.42%	0.90%	to	1.80%	10.65%	to	11.66%
Franklin Mutual Shares VIP Fund – Class 2
2014	4,359	1.84	to	2.03	8,547	1.95%	0.90%	to	1.80%	5.20%	to	6.16%
2013	5,485	1.75	to	1.91	10,017	2.03%	0.90%	to	1.80%	25.96%	to	27.11%
2012 ‡	6,457	1.39	to	1.51	9,353	2.02%	0.90%	to	1.80%	12.18%	to	13.21%
2011 ‡	7,334	1.24#	to	1.33#	9,468	2.34%	0.90%	to	1.80%	(2.82%)	to	(1.93%)
2010 ‡	8,030	1.28#	to	1.36#	10,705	1.54%	0.90%	to	1.80%	9.20%	to	10.20%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Guggenheim Long Short Equity Fund
2014	96	1.71	to	1.76	164	-	1.00%	to	1.25%	1.51%	to	1.77%
2013 ‡	117	1.68	to	1.73	197	0.00%*	1.00%	to	1.25%	15.99%	to	16.28%
2012	129	1.45	to	1.49	187	-	1.00%	to	1.25%	3.12%	to	3.39%
2011	156	1.41	to	1.44	220	-	1.00%	to	1.25%	(7.73%)	to	(7.49%)
2010	189	1.52	to	1.55	289	-	1.00%	to	1.25%	9.82%	to	10.10%
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
2014	237	1.30	to	1.33	312	0.70%	1.25%	to	1.80%	2.59%	to	3.17%
2013 ‡	353	1.27	to	1.29	453	1.02%	1.25%	to	1.80%	15.99%	to	16.64%
2012 ‡	412	1.09	to	1.11	455	1.02%	1.00%	to	1.80%	12.14%	to	13.05%
2011 ‡	492	0.98	to	0.99	482	0.77%	0.90%	to	1.80%	(6.75%)#	to	(5.89%)#
2010 [5]	634	1.05	to	1.05	664	2.41%	0.90%	to	1.80%	3.88%	to	3.99%
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
2014 ‡	2,163	1.22	to	1.26	2,686	0.90%	1.10%	to	1.80%	2.63%	to	3.36%
2013 ‡	3,303	1.19	to	1.22	3,984	1.41%	1.10%	to	1.80%	9.85%	to	10.63%
2012	3,043	1.08	to	1.10	3,326	1.38%	1.10%	to	1.80%	8.82%	to	9.59%
2011 ‡	2,724	1.00	to	1.00	2,727	0.78%	0.90%	to	1.80%	(2.66%)	to	(1.97%)#
2010 [5]	3,659	1.02	to	1.03	3,748	5.68%	0.90%	to	1.80%	2.25%	to	2.36%
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
2014 ‡	556	1.28	to	1.31	726	1.01%	1.25%	to	1.80%	2.69%	to	3.27%
2013 ‡	543	1.25	to	1.27	687	1.16%	1.25%	to	1.80%	14.45%	to	15.09%
2012 ‡	457	1.09	to	1.11	502	1.10%	1.10%	to	1.80%	10.88%	to	11.67%
2011	537	0.98	to	0.99	530	1.03%	1.10%	to	1.80%	(5.41%)	to	(4.74%)
2010 [5]	945	1.04	to	1.04	982	5.61%	1.10%	to	1.80%	3.33%	to	3.41%
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
2014	2,746	1.14	to	1.17	3,176	1.27%	1.00%	to	1.80%	1.45%	to	2.27%
2013 ‡	2,368	1.12	to	1.15	2,684	1.24%	1.00%	to	1.80%	5.40%	to	6.26%
2012	2,778	1.06	to	1.08	2,976	1.44%	1.00%	to	1.80%	5.92%	to	6.79%
2011	4,101	1.00	to	1.01	4,130	1.09%	1.00%	to	1.80%	(0.73%)	to	0.08%
2010 [5]	3,068	1.01	to	1.01	3,102	4.23%	1.00%	to	1.80%	1.23%	to	1.32%
Invesco V.I. American Franchise Fund – Series I Shares
2014	847	1.42	to	1.46	1,223	0.05%	0.90%	to	1.80%	6.49%	to	7.46%
2013	1,057	1.34	to	1.36	1,426	0.42%	0.90%	to	1.80%	37.62%	to	38.88%
2012 [6]	1,323	0.97	to	0.98	1,290	-	0.90%	to	1.80%	(3.69%)	to	(3.09%)
Invesco V.I. Core Equity Fund – Series I Shares
2014	184	1.58	to	1.71	305	0.85%	0.90%	to	1.80%	6.20%	to	7.17%
2013	222	1.49	to	1.60	345	1.28%	0.90%	to	1.80%	26.93%	to	28.09%
2012	316	1.17	to	1.25	385	0.95%	0.90%	to	1.80%	11.83%	to	12.86%
2011	364	1.05	to	1.10	394	0.92%	0.90%	to	1.80%	(1.86%)	to	(0.96%)
2010	446	1.07	to	1.12	489	0.97%	0.90%	to	1.80%	7.59%	to	8.57%
Invesco V.I. Equity and Income Fund – Series II Shares
2014 ‡	251	1.53	to	1.58	388	1.51%	1.00%	to	1.38%	7.27%	to	7.68%
2013	140	1.42	to	1.46	202	1.43%	1.00%	to	1.38%	23.17%	to	23.64%
2012 ‡	146	1.16	to	1.18	172	1.00%	1.00%	to	1.38%	10.84%	to	11.26%
2011 ‡	201	1.04#	to	1.06#	212	1.64%	1.00%	to	1.38%	(2.65%)	to	(2.28%)
2010 ‡	220	1.07	to	1.09#	238	1.83%	0.90%	to	1.38%	10.49%#	to	10.91%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
2014	255	1.65	to	1.81	444	0.04%	0.90%	to	1.80%	2.56%	to	3.50%
2013 ‡	274	1.61	to	1.75	463	0.67%	0.90%	to	1.80%	26.50%	to	27.66%
2012 ‡	331	1.27	to	1.37	439	0.05%	0.90%	to	1.80%	8.96%	to	9.95%
2011	748	1.17	to	1.24	906	0.28%	0.90%	to	1.80%	(8.06%)	to	(7.22%)
2010	853	1.27	to	1.34	1,119	0.56%	0.90%	to	1.80%	12.06%	to	13.09%
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2014	57	1.80	to	1.95	108	-	1.00%	to	1.80%	9.03%	to	9.92%
2013 ‡	58	1.65	to	1.77	101	-	1.00%	to	1.80%	32.65%	to	33.73%
2012	80	1.24	to	1.32	104	-	1.00%	to	1.80%	8.39%	to	9.27%
2011	121	1.15	to	1.21	144	-	1.00%	to	1.80%	(10.71%)	to	(9.98%)
2010	129	1.29	to	1.35	171	0.26%	1.00%	to	1.80%	21.50%	to	22.49%
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2014	784	1.65	to	1.81	1,368	4.37%	0.90%	to	1.80%	2.47%	to	3.41%
2013	975	1.61	to	1.75	1,645	4.52%	0.90%	to	1.80%	6.23%	to	7.20%
2012	1,233	1.52	to	1.63	1,949	6.05%	0.90%	to	1.80%	10.51%	to	11.52%
2011	1,206	1.38	to	1.46	1,716	5.47%	0.90%	to	1.80%	2.51%	to	3.45%
2010 ‡	1,363	1.34	to	1.41	1,882	5.72%	0.90%	to	1.80%	10.30%#	to	11.31%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2014 ‡	2,303	1.47	to	1.61	3,543	0.63%	0.90%	to	1.80%	5.72%	to	6.68%
2013	2,961	1.39	to	1.51	4,291	0.54%	0.90%	to	1.80%	33.46%	to	34.68%
2012 ‡	3,771	1.04	to	1.12	4,074	0.93%	0.90%	to	1.80%	10.07%	to	11.08%
2011 ‡	4,405	0.95#	to	1.01	4,300	0.69%	0.90%	to	1.80%	(7.77%)	to	(6.92%)#
2010 ‡	5,298	1.03#	to	1.08	5,585	0.53%	0.90%	to	1.80%	15.30%#	to	16.36%
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2014	1,060	1.59	to	1.74	1,775	0.42%	0.90%	to	1.80%	9.52%	to	10.52%
2013	1,286	1.45	to	1.57	1,958	0.43%	0.90%	to	1.80%	27.98%	to	29.15%
2012 ‡	1,320	1.13	to	1.22	1,562	0.68%	0.90%	to	1.80%	12.48%	to	13.51%
2011 ‡	1,350	1.01#	to	1.07	1,411	0.21%	0.90%	to	1.80%	(5.73%)	to	(4.87%)
2010 ‡	1,301	1.07#	to	1.13	1,432	0.40%	0.90%	to	1.80%	23.18%	to	24.30%
Neuberger Berman AMT Guardian Portfolio – S Class
2014	1,480	1.55	to	1.68	2,238	0.24%	0.90%	to	1.80%	6.93%	to	7.91%
2013	1,869	1.45	to	1.55	2,652	0.71%	0.90%	to	1.80%	36.11%	to	37.36%
2012 ‡	2,225	1.06	to	1.13	2,312	0.15%	0.90%	to	1.80%	10.57%	to	11.59%
2011 ‡	2,423	0.96#	to	1.01	2,268	0.34%	0.90%	to	1.80%	(4.82%)	to	(3.95%)
2010 ‡	2,763	1.01#	to	1.06	2,707	0.32%	0.90%	to	1.80%	16.80%	to	17.87%
Neuberger Berman AMT Small Cap Growth Portfolio – S Class
2014	53	1.22	to	1.30	69	-	0.90%	to	1.65%	1.77%	to	2.54%
2013	272	1.20	to	1.27	356	-	0.90%	to	1.65%	43.43%	to	44.53%
2012 ‡	40	0.84	to	0.88	36	-	0.90%	to	1.65%	7.02%	to	7.84%
2011 ‡	33	0.78	to	0.82#	27	-	0.90%	to	1.65%	(2.69%)	to	(1.95%)#
2010 ‡	27	0.80	to	0.83#	23	-	0.90%	to	1.65%	17.64%	to	18.54%
Oppenheimer Capital Appreciation Fund/VA – Service Shares
2014 ‡	48	1.52	to	1.52	74	0.06%	1.25%	to	1.25%	13.69%	to	13.69%
2013	22	1.34	to	1.34	29	0.84%	1.25%	to	1.25%	27.81%	to	27.81%
2012 ‡	26	1.05	to	1.05	27	0.35%	1.25%	to	1.25%	12.38%	to	12.38%
2011 ‡	38	0.93	to	0.93	35	0.11%	1.00%	to	1.25%	(2.60%)	to	(2.60%)#
2010 ‡	39	0.96	to	0.97	37	-	1.00%	to	1.80%	7.78%#	to	8.05%#

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Oppenheimer Global Fund/VA – Service Shares
2014	485	1.34	to	1.45	677	0.85%	0.90%	to	1.80%	0.22%	to	1.14%
2013 ‡	399	1.34	to	1.44	553	1.03%	0.90%	to	1.80%	24.71%	to	25.85%
2012 ‡	429	1.07	to	1.14	474	1.97%	0.90%	to	1.80%	18.77%	to	19.86%
2011	431	0.90	to	0.95	398	1.09%	0.90%	to	1.80%	(10.17%)	to	(9.35%)#
2010 ‡	492	1.01	to	1.05	504	1.34%	0.90%	to	1.80%	13.62%#	to	14.66%
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
2014 ‡	1,297	1.60	to	1.73	2,131	0.62%	0.90%	to	1.80%	9.65%	to	10.65%
2013	1,748	1.46	to	1.56	2,625	0.70%	0.90%	to	1.80%	38.10%	to	39.36%
2012 ‡	1,648	1.06	to	1.12	1,755	0.33%	0.90%	to	1.80%	15.55%	to	16.61%
2011 ‡	1,764	0.91#	to	0.96#	1,612	0.41%	0.90%	to	1.80%	(4.13%)	to	(3.26%)
2010 ‡	1,997	0.95#	to	0.99#	1,896	0.42%	0.90%	to	1.80%	20.85%	to	21.95%
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2014	2,075	0.67	to	0.73	1,478	0.26%	0.90%	to	1.80%	(20.08%)	to	(19.35%)
2013	2,197	0.84	to	0.90	1,950	1.73%	0.90%	to	1.80%	(16.25%)	to	(15.48%)
2012 ‡	2,484	1.01	to	1.07	2,631	2.44%	0.90%	to	1.80%	3.23%	to	4.18%
2011 ‡	2,218	0.97	to	1.03#	2,261	13.89%	0.90%	to	1.80%	(9.20%)	to	(8.37%)
2010 ‡	2,336	1.07	to	1.12#	2,608	14.72%	0.90%	to	1.80%	22.02%#	to	23.13%
PIMCO Real Return Portfolio – Advisor Class
2014	510	1.30	to	1.37	688	1.33%	1.00%	to	1.80%	1.14%	to	1.96%
2013	704	1.28	to	1.34	933	1.09%	1.00%	to	1.80%	(10.94%)	to	(10.22%)
2012 ‡	1,331	1.44	to	1.50	1,968	0.92%	1.00%	to	1.80%	6.69%	to	7.56%
2011 ‡	1,468	1.35	to	1.39#	2,021	1.85%	1.00%	to	1.80%	9.56%#	to	10.44%
2010 ‡	981	1.23	to	1.26#	1,228	1.34%	1.00%	to	1.80%	6.06%#	to	6.92%
PIMCO Total Return Portfolio – Advisor Class
2014	2,256	1.44	to	1.56	3,353	2.05%	0.90%	to	1.80%	2.30%	to	3.24%
2013	2,854	1.41	to	1.51	4,122	2.08%	0.90%	to	1.80%	(3.82%)	to	(2.94%)
2012 ‡	3,743	1.46	to	1.56	5,593	2.48%	0.90%	to	1.80%	7.52%	to	8.50%
2011 ‡	3,409	1.36#	to	1.43	4,718	2.53%	0.90%	to	1.80%	1.65%	to	2.58%
2010 ‡	3,703	1.34#	to	1.40	5,024	2.32%	0.90%	to	1.80%	6.06%#	to	7.03%
Rydex Inverse Government Long Bond Strategy Fund
2014	111	0.31	to	0.33	35	-	1.25%	to	1.80%	(26.26%)	to	(25.85%)
2013	103	0.42	to	0.44	44	-	1.25%	to	1.80%	13.19%	to	13.82%
2012	215	0.37	to	0.39	82	-	1.25%	to	1.80%	(7.89%)	to	(7.37%)
2011	217	0.40	to	0.42	90	-	1.25%	to	1.80%	(31.69%)	to	(31.31%)
2010 ‡	228	0.59	to	0.61	137	-	1.10%	to	1.80%	(14.38%)	to	(13.90%)#
Sentinel Variable Products Balanced Fund
2014 ‡	129	1.42	to	1.46	186	1.22%	1.00%	to	1.35%	6.36%	to	6.74%
2013 ‡	210	1.33	to	1.37	283	1.57%	1.00%	to	1.50%	17.10%	to	17.69%
2012 ‡	181	1.13	to	1.15	208	1.72%	1.00%	to	1.50%	9.77%	to	10.04%
2011 ‡	191	1.03	to	1.04	199	2.07%	1.25%	to	1.50%	2.50%#	to	2.75%
2010 ‡	248	1.01	to	1.01	251	1.65%	1.00%	to	1.50%	10.51%#	to	10.79%
Sentinel Variable Products Bond Fund
2014	1,077	1.31	to	1.39	1,456	2.66%	1.00%	to	1.80%	2.14%	to	2.97%
2013 ‡	1,331	1.28	to	1.35	1,755	3.09%	1.00%	to	1.80%	(2.12%)	to	(1.33%)
2012	1,478	1.31	to	1.36	1,981	2.82%	1.00%	to	1.80%	4.61%	to	5.46%
2011	1,682	1.25	to	1.29	2,145	3.27%	0.90%	to	1.80%	5.13%	to	5.98%
2010	1,885	1.19	to	1.23	2,276	3.25%	0.90%	to	1.80%	5.40%	to	6.36%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Sentinel Variable Products Common Stock Fund
2014	3,323	1.52	to	1.61	5,237	1.57%	1.00%	to	1.80%	8.36%	to	9.24%
2013	4,127	1.40	to	1.48	5,969	1.48%	1.00%	to	1.80%	29.36%	to	30.41%
2012	4,920	1.09	to	1.13	5,473	1.75%	1.00%	to	1.80%	13.03%	to	13.95%
2011	5,472	0.96	to	0.99	5,359	1.43%	1.00%	to	1.80%	0.26%	to	1.08%
2010	6,312	0.96	to	0.98	6,137	1.34%	1.00%	to	1.80%	13.72%	to	14.64%
Sentinel Variable Products Mid Cap Fund
2014	330	1.37	to	1.38	457	0.39%	1.25%	to	1.38%	3.19%	to	3.32%
2013	372	1.33	to	1.34	498	0.10%	1.25%	to	1.38%	30.50%	to	30.67%
2012 ‡	385	1.02	to	1.02	394	0.24%	1.25%	to	1.80%	10.79%	to	10.93%
2011 ‡	393	0.92#	to	0.92	363	0.01%	1.00%	to	1.80%	2.20%#	to	2.33%#
2010	383	0.90	to	0.91	346	0.05%	1.00%	to	1.38%	21.82%	to	22.28%
Sentinel Variable Products Small Company Fund
2014	596	1.55	to	1.65	960	0.43%	1.00%	to	1.80%	4.76%	to	5.61%
2013	817	1.48	to	1.56	1,251	0.13%	1.00%	to	1.80%	32.30%	to	33.37%
2012	992	1.12	to	1.17	1,141	0.47%	1.00%	to	1.80%	9.43%	to	10.32%
2011	1,042	1.02	to	1.06	1,090	-	1.00%	to	1.80%	1.17%	to	1.99%
2010 ‡	1,061	1.01	to	1.04	1,091	0.05%	1.00%	to	1.80%	21.52%#	to	22.51%
Templeton Developing Markets VIP Fund – Class 1
2014 ‡	930	1.46	to	1.46	1,357	1.77%	1.38%	to	1.38%	(9.35%)	to	(9.35%)
2013	1,027	1.61	to	1.61	1,652	2.17%	1.38%	to	1.38%	(2.10%)	to	(2.10%)
2012	1,060	1.64	to	1.64	1,742	1.66%	1.38%	to	1.38%	11.84%	to	11.84%
2011	1,190	1.47	to	1.47	1,749	1.19%	1.38%	to	1.38%	(16.83%)	to	(16.83%)
2010 ‡	1,286	1.77	to	1.77	2,272	2.09%	1.38%	to	1.38%	16.21%	to	16.21%#
Templeton Developing Markets VIP Fund – Class 2
2014	752	0.98	to	2.87	1,046	1.48%	0.90%	to	1.80%	(10.04%)	to	(9.21%)
2013	959	1.09	to	3.17	1,470	1.95%	0.90%	to	1.80%	(2.70%)	to	(1.81%)
2012 ‡	1,090	1.12	to	3.23	1,692	1.40%	0.90%	to	1.80%	11.12%	to	12.14%
2011 ‡	1,248	1.01#	to	2.88#	1,717	0.98%	0.90%	to	1.80%	(17.37%)	to	(16.61%)
2010 ‡	1,468	1.22#	to	3.45#	2,438	1.56%	0.90%	to	1.80%	15.47%#	to	16.53%#
Templeton Foreign VIP Fund – Class 1
2014	2,617	3.76	to	3.76	9,832	2.07%	1.38%	to	1.38%	(12.11%)	to	(12.11%)
2013	2,834	4.27	to	4.27	12,113	2.56%	1.38%	to	1.38%	21.58%	to	21.58%
2012	2,970	3.52	to	3.52	10,439	3.23%	1.38%	to	1.38%	16.96%	to	16.96%
2011	3,573	3.01	to	3.01	10,739	1.92%	1.38%	to	1.38%	(11.67%)	to	(11.67%)
2010	4,264	3.40	to	3.40	14,508	2.18%	1.38%	to	1.38%	7.18%	to	7.18%
Templeton Foreign VIP Fund – Class 2
2014	1,212	1.67	to	1.68	2,211	1.87%	0.90%	to	1.80%	(12.73%)	to	(11.93%)
2013	1,294	1.91	to	1.91	2,680	2.30%	0.90%	to	1.80%	20.76%	to	21.86%
2012 ‡	1,418	1.58	to	1.57	2,441	2.95%	0.90%	to	1.80%	16.10%	to	17.17%
2011 ‡	2,048	1.36#	to	1.34#	3,028	1.73%	0.90%	to	1.80%	(12.24%)	to	(11.44%)
2010 ‡	2,260	1.55#	to	1.51#	3,792	1.90%	0.90%	to	1.80%	6.46%	to	7.43%
Templeton Global Bond VIP Fund – Class 1
2014	1,119	5.29	to	5.29	5,920	5.19%	1.38%	to	1.38%	0.72%	to	0.72%
2013	1,189	5.25	to	5.25	6,244	4.87%	1.38%	to	1.38%	0.49%	to	0.49%
2012	1,299	5.23	to	5.23	6,790	6.29%	1.38%	to	1.38%	13.72%	to	13.72%
2011	1,606	4.60	to	4.60	7,379	5.60%	1.38%	to	1.38%	(1.97%)	to	(1.97%)
2010	1,727	4.69	to	4.69	8,095	1.74%	1.38%	to	1.38%	13.13%	to	13.13%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Templeton Growth VIP Fund – Class 1
2014	6,190	6.14	to	6.14	38,012	1.61%	1.38%	to	1.38%	(3.87%)	to	(3.87%)
2013	7,088	6.39	to	6.39	45,279	2.86%	1.38%	to	1.38%	29.25%	to	29.25%
2012	7,662	4.94	to	4.94	37,867	2.28%	1.38%	to	1.38%	19.73%	to	19.73%
2011	8,697	4.13	to	4.13	35,902	1.60%	1.38%	to	1.38%	(8.08%)	to	(8.08%)
2010	9,784	4.49	to	4.49	43,935	1.61%	1.38%	to	1.38%	6.26%	to	6.26%
Templeton Growth VIP Fund – Class 2
2014 ‡	3,773	1.60	to	1.78	6,234	1.39%	0.90%	to	1.80%	(4.56%)	to	(3.69%)
2013	4,611	1.68	to	1.85	7,934	2.71%	0.90%	to	1.80%	28.47%	to	29.64%
2012 ‡	5,434	1.31	to	1.42	7,192	2.09%	0.90%	to	1.80%	18.88%	to	19.97%
2011 ‡	6,573	1.10#	to	1.19#	7,306	1.34%	0.90%	to	1.80%	(8.65%)	to	(7.81%)
2010 ‡	7,039	1.20#	to	1.29#	8,694	1.36%	0.90%	to	1.80%	5.46%	to	6.43%
Virtus Capital Growth Series – Class A Shares
2014	7,772	1.33	to	0.92	70,131	0.06%	0.90%	to	1.80%	9.72%	to	10.73%
2013 ‡	9,060	1.22	to	0.83	73,315	0.32%	0.90%	to	1.80%	27.11%	to	28.27%
2012 ‡	10,126	0.96	to	0.65	63,623	0.57%	0.90%	to	1.80%	11.71%	to	12.74%
2011 ‡	11,409	0.86#	to	0.58#	63,161	0.05%	0.90%	to	1.80%	(6.31%)	to	(5.45%)
2010 ‡	13,317	0.91#	to	0.61#	75,401	0.42%	0.90%	to	1.80%	12.81%	to	13.84%
Virtus Growth & Income Series – Class A Shares
2014 ‡	7,557	1.62	to	1.65	14,328	0.92%	0.90%	to	2.25%	7.17%	to	8.65%
2013	8,662	1.51	to	1.52	15,170	0.84%	0.90%	to	2.25%	28.84%	to	30.62%
2012 ‡	10,343	1.17	to	1.16	13,914	0.85%	0.90%	to	2.25%	12.18%	to	13.74%
2011 ‡	12,982	1.04#	to	1.02#	15,454	0.69%	0.90%	to	2.25%	(3.87%)	to	(2.54%)#
2010 ‡	16,150	1.12#	to	1.05#	19,835	1.29%	0.90%	to	2.25%	10.81%#	to	11.82%
Virtus International Series – Class A Shares
2014	8,600	2.18	to	1.76	24,099	3.67%	0.90%	to	1.80%	(5.63%)	to	(4.77%)
2013	9,739	2.31	to	1.84	29,248	2.11%	0.90%	to	1.80%	5.85%	to	6.81%
2012 ‡	11,153	2.18	to	1.73	31,618	2.72%	0.90%	to	1.80%	14.42%	to	15.47%
2011 ‡	12,796	1.90#	to	1.49#	31,708	2.54%	0.90%	to	1.80%	(6.29%)	to	(5.43%)#
2010 ‡	14,857	2.03#	to	1.58#	39,348	2.42%	0.90%	to	1.80%	11.43%#	to	12.45%
Virtus Multi-Sector Fixed Income Series – Class A Shares
2014	4,149	1.93	to	2.24	19,391	4.69%	0.90%	to	1.80%	0.07%	to	0.99%
2013	4,965	1.93	to	2.21	22,851	5.39%	0.90%	to	1.80%	0.41%	to	1.33%
2012 ‡	5,548	1.92	to	2.18	25,754	6.15%	0.90%	to	1.80%	12.63%	to	13.66%
2011 ‡	6,507	1.70#	to	1.92#	25,889	6.54%	0.90%	to	1.80%	1.15%#	to	2.07%
2010 ‡	7,761	1.68#	to	1.88#	30,270	7.20%	0.90%	to	1.80%	12.30%	to	13.33%
Virtus Real Estate Securities Series – Class A Shares
2014	1,903	3.89	to	4.84	10,061	1.14%	0.90%	to	1.80%	29.26%	to	30.44%
2013	2,194	3.01	to	3.71	8,709	1.41%	0.90%	to	1.80%	(0.92%)	to	(0.01%)
2012 ‡	2,597	3.04	to	3.71	10,809	0.98%	0.90%	to	1.80%	14.87%	to	15.92%
2011 ‡	3,021	2.65#	to	3.20#	10,548	0.70%	0.90%	to	1.80%	7.90%#	to	8.88%
2010 ‡	3,419	2.45#	to	2.94#	10,810	1.93%	0.90%	to	1.80%	25.70%#	to	26.85%
Virtus Small-Cap Growth Series – Class A Shares
2014	2,607	2.99	to	3.34	8,312	-	0.90%	to	1.80%	3.61%	to	4.56%
2013 ‡	3,061	2.88	to	3.20	9,371	0.27%	0.90%	to	1.80%	37.69%	to	38.94%
2012 ‡	3,704	2.09	to	2.30	8,195	0.19%	0.90%	to	1.80%	9.80%	to	10.80%
2011 ‡	4,561	1.91#	to	2.08	9,134	-	0.90%	to	1.80%	14.50%	to	15.54%
2010 ‡	5,224	1.66#	to	1.80	9,085	-	0.90%	to	1.80%	11.49%#	to	12.51%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Virtus Small-Cap Value Series – Class A Shares
2014	3,777	1.73	to	2.01	9,075	0.59%	0.90%	to	1.80%	5.58%	to	6.55%
2013	4,674	2.21	to	2.84	11,280	0.57%	0.90%	to	1.80%	38.24%	to	39.50%
2012 ‡	5,837	1.60	to	2.04	10,163	2.20%	0.90%	to	1.80%	6.18%	to	7.16%
2011 ‡	7,001	1.51#	to	1.90#	11,602	0.78%	0.90%	to	1.80%	2.66%#	to	3.60%
2010 ‡	8,647	1.47#	to	1.83#	13,916	1.17%	0.90%	to	1.80%	15.29%#	to	16.35%
Virtus Strategic Allocation Series – Class A Shares
2014	6,668	2.21	to	2.87	62,299	2.10%	0.90%	to	1.80%	0.00%*	to	0.92%
2013	7,733	1.64	to	1.89	67,205	1.91%	0.90%	to	1.80%	15.87%	to	16.93%
2012 ‡	8,763	1.42	to	1.62	66,381	2.27%	0.90%	to	1.80%	11.38%	to	12.40%
2011 ‡	10,302	1.27#	to	1.44#	68,746	2.22%	0.90%	to	1.80%	0.08%	to	0.99%
2010 ‡	12,148	1.27#	to	1.42#	79,164	2.80%	0.90%	to	1.80%	11.16%#	to	12.18%
Wanger International
2014	4,137	3.22	to	2.72	28,096	1.40%	0.90%	to	1.80%	(6.12%)	to	(5.26%)
2013	4,694	3.43	to	2.87	34,138	2.61%	0.90%	to	1.80%	20.17%	to	21.27%
2012 ‡	5,290	2.85	to	2.36	31,437	1.19%	0.90%	to	1.80%	19.37%	to	20.47%
2011 ‡	6,149	2.39#	to	1.96#	30,485	4.72%	0.90%	to	1.80%	(16.15%)	to	(15.39%)#
2010 ‡	6,879	2.85#	to	2.32#	40,193	2.45%	0.90%	to	1.80%	22.68%#	to	23.80%
Wanger International Select
2014	1,186	2.49	to	2.41	3,829	1.31%	0.90%	to	1.80%	(8.63%)	to	(7.80%)
2013 ‡	1,435	2.72	to	2.61	5,029	5.80%	0.90%	to	1.80%	11.99%	to	13.01%
2012 ‡	1,508	2.43	to	2.31	4,671	1.18%	0.90%	to	1.80%	19.80%	to	20.90%
2011 ‡	1,610	2.03#	to	1.91#	4,120	1.49%	0.90%	to	1.80%	(11.73%)#	to	(10.92%)
2010 ‡	1,719	2.30#	to	2.15#	4,931	1.33%	0.90%	to	1.80%	19.90%#	to	20.99%
Wanger Select
2014	1,476	2.43	to	3.11	5,650	-	0.90%	to	1.80%	1.29%	to	2.21%
2013	1,813	2.40	to	3.04	6,757	0.28%	0.90%	to	1.80%	32.16%	to	33.37%
2012 ‡	1,958	1.81	to	2.28	5,478	0.41%	0.90%	to	1.80%	16.32%	to	17.39%
2011 ‡	2,178	1.56#	to	1.94#	5,190	2.19%	0.90%	to	1.80%	(19.16%)#	to	(18.42%)
2010 ‡	2,478	1.93#	to	2.38#	7,251	0.58%	0.90%	to	1.80%	24.29%#	to	25.43%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Wanger USA
2014	4,808	2.43	to	2.95	31,658	-	0.90%	to	1.80%	2.90%	to	3.84%
2013 ‡	5,661	2.36	to	2.84	36,001	0.14%	0.90%	to	1.80%	31.35%	to	32.55%
2012 ‡	6,380	1.80	to	2.15	30,458	0.31%	0.90%	to	1.80%	17.85%	to	18.93%
2011 ‡	7,477	1.53#	to	1.80#	29,689	-	0.90%	to	1.80%	(5.22%)	to	(4.36%)
2010 ‡	8,858	1.61#	to	1.89#	36,318	-	0.90%	to	1.80%	21.14%#	to	22.24%

*Amount is less than 0.005%.
‡For the noted Fund, a unit value and/or total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
#This represents a prior period number that has been restated due to an error. During the preparation of the 2012 financial statements, Phoenix Life discovered errors in the unit value and total return financial highlight disclosures for the investment option for the years in the 2010—2011 period identified. In prior periods, the unit value and total return ranges were shown regardless of their relationship with the expense ratio presented. Accordingly, in 2012, Phoenix Life restated these unit values and total return ranges to correspond correctly to the lowest or highest expense ratio reported (as described in note 3 below).
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of management fees assessed by the Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The unit value and total returns labeled ‘highest’ correspond with the product with the lowest expense ratio. The unit value and total return labeled ‘lowest’ correspond with the product with the highest expense ratio. There may be times that a product and/ or Fund are not active throughout the entire period indicated, in which case, those unit values and/or total returns may fall outside the range presented. Also, there may be times where the product with the lowest expense ratio has a lower unit value and/or total return shown than the product with the highest expense ratio. This can be caused by product and fund offerings starting at different unit values and at different points in time.

[4]From inception January 22, 2010 to December 31, 2010.	[6]From inception April 27, 2012 to December 31, 2012.
[5]From inception November 19, 2010 to December 31, 2010.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6— Related Party Transactions and Charges and Deductions
Related Party Transactions
Phoenix LIfe and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. Phoenix Life is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Saybrus Equity Services, Inc., a broker-dealer subsidiary of Phoenix, distributes Phoenix Life’s products through broker-dealers and other financial intermediaries.
Charges and Deductions
Phoenix Life makes deductions from the contract to compensate us for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and Expense Fees” (“M&E Fees”) or “Administrative Fees” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix Life for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, Phoenix Life makes deductions for administrative charges at a maximum rate of $35 per policy. These charges are typically a flat dollar amount, but could also be waived if the account value is above a certain dollar amount.
Contract Surrender Charge – In accordance with terms of the contracts, Phoenix charges a deduction for surrender charges. Because a contract’s value and duration may vary, the surrender charge may also vary.
All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2014 and 2013 were $733,337 and $835,482, respectively.
B.    Optional Rider and Benefit Charges
Phoenix Life may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
C.    Daily M&E and Administrative Fees
As mentioned above, the M&E Fees are typically deducted daily from policy value allocated to the variable sub-accounts. These expenses are included in separate line items “Mortality and Expense Fees” and “Administrative Fees” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. Phoenix Life will make deductions at a maximum rate of 2.25% of the contract’s value for the mortality and expense cost risks and 0.125% for administrative cost risk, which Phoenix Life undertakes. The total aggregate expense for the period ended December 31, 2014 was $6,256,296.
D.    Other Charges
Phoenix Life may deduct other charges depending on the policy terms.
Certain liabilities of the Separate Account are payable to Phoenix Life when these fees are not settled at the end of the period, and will be shown in the liability section of the Statements of Assets and Liabilities.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases in the form of additional units and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
Phoenix Life intends that each of the investment options shall comply with the diversification requirements.
Note 9—Other
SEC Cease-and-Desist Order
Phoenix and PHL Variable Insurance Company (“PHL Variable”), an affiliate of Phoenix Life, are subject to a SEC Order Instituting Cease-and- Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease- and-Desist Order, which was approved by the SEC in March 2014 (the “March 2014 Order”) and was subsequently amended by an amended SEC administrative order approved by the SEC in August 2014 (the March 2014 Order, as amended, the “Amended Offer”). The Amended Order and the March 2014 Order (collectively, the “Orders”), directed Phoenix and PHL Variable to cease and desist from committing or causing any violations and any future violations of Section 13(a) of the Exchange Act and Rules 13a-1 thereunder. Phoenix and PHL Variable remain subject to these obligations. Pursuant to the Orders, Phoenix and PHL Variable were required to file certain periodic SEC reports in accordance with the timetables set forth in the Orders. All of such filings have been made. Phoenix and PHL Variable paid civil monetary penalties to the SEC in the aggregate amount of $1,100,000 pursuant to the terms of the Orders.
Phoenix Life has been unable to update its registration statements for products offered under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with its current GAAP financial information and related disclosure. Phoenix Life has not sold to any new contract owners any SEC registered annuity and life insurance contracts since September, 2012. Contract owners at that time, however, have been permitted to exercise rights provided by their then existing contracts, including the right to make additional premium payments into these SEC registered annuity and life insurance contracts.
Rating Agency Actions
On January 14, 2014, Moody’s Investor Services withdrew all of its ratings citing insufficient information to monitor the ratings.
On May 20, 2014, Standard & Poor’s Ratings Services placed its ‘B-’, long-term counterparty credit rating on Phoenix and its ‘BB-’ long-term counterparty credit and financial strength ratings on Phoenix and PHL Variable on CreditWatch with negative implications.
On August 12, 2014, Standard & Poor's Ratings Services lowered its financial strength ratings on Phoenix and PHL Variable to 'B+' from 'BB-' and affirmed its 'B-' long-term counterparty credit rating on Phoenix. They removed the ratings from CreditWatch and assigned a negative outlook. They also affirmed Phoenix's long-term counterparty credit rating.
Reference in this report to any credit rating is intended for the limited purposes of discussing or referring to changes in PHL Variable’s credit ratings or aspects of its liquidity or costs of funds.
Such reference cannot be relied on for any other purposes, or used to make any inference concerning future performance, future liquidity or any future credit rating.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
Management and Organizational Changes
On August 11, 2014, Phoenix announced the appointment of Ernest McNeill, Jr. as Senior Vice President and Chief Accounting Officer of Phoenix and Phoenix Life, effective August 25, 2014.
Separate Account Assets and General Account Obligations under Your Contract
Under New York law the Separate Account assets are segregated from the Phoenix Life general account and all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of Phoenix Life. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that Phoenix Life conducts and as such are insulated from the creditors of Phoenix Life.
Guaranteed benefits under the contract, such as interest credited to the GIA, an enhanced death benefit, any living benefits and/or annuitization option payments, or any other guarantees selected by a contract owner to the variable annuity, are paid from Phoenix Life’s general account (“Guaranteed Benefits”). Therefore, any amounts that Phoenix Life may pay under the contract as part of the Guaranteed Benefits are subject to Phoenix Life’s long-term ability to make such payments.
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
There were no mergers in 2013 or 2014.
B.    Liquidations
There were no liquidations in 2013 or 2014.
C.    Name Changes
Effective May 1, 2015, the AllianceBernstein VPS Balanced Wealth Strategy Portfolio will be renamed the AB VPS Balanced Wealth Strategy Portfolio.
Effective August 11, 2014, the DWS Equity 500 Index VIP fund was renamed the Deutsche Equity 500 Index VIP fund.
Effective August 11, 2014, the DWS Small Cap Index VIP fund was renamed the Deutsche Small Cap Index VIP fund.
Effective May 1, 2014, the Franklin Income Securities Fund was renamed Franklin Income VIP Fund.
Effective May 1, 2014, the Mutual Shares Securities Fund was renamed Franklin Mutual Shares VIP Fund.
Effective May 1, 2014, the Templeton Developing Markets Securities Fund was renamed Templeton Developing Markets VIP Fund.
Effective May 1, 2014, the Templeton Foreign Securities Fund was renamed Templeton Foreign VIP Fund.
Effective May 1, 2014, the Templeton Growth Securities Fund was renamed Templeton Growth VIP Fund.
D.    Other
On January 24, 2014, a 1:5 reverse share split of Rydex VT Inverse Government Long Bond Strategy Fund shares occurred after the close of markets. The fund shares are offered on a split-adjusted basis, after January 27, 2014.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 10—Mergers, Liquidations, and Name Changes (Continued)
Effective May 1, 2013, the Virtus Variable Insurance Trust assigned share classes to its fund portfolios. Those shares in which the Separate Account invests were designated “Class A Shares.
Note 11—Subsequent Events
Dividends
On March 19, 2015, Phoenix Life declared a $15.0 million dividend to Phoenix.
Late Filings
On February 6, 2015, Phoenix filed a Notification of Late Filing on Form 12b-25 with the SEC disclosing its inability to file its 2014 Form 10-K on or before the prescribed due date and its expectation that it will be filed within the extension period afforded under Rule 12b-25 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), on or before March 31, 2015.
Restatement
Phoenix filed a Current Report on Form 8-K with the SEC on February 6, 2015 disclosing that Phoenix’s Audit Committee concluded that Phoenix’s previously issued audited consolidated financial statements for the year ended December 31, 2013 and unaudited interim consolidated financial statements for the three months ended December 31, 2013 included in Phoenix’s Annual Report on Form 10-K for the year ended December 31, 2013 and Phoenix’s previously issued unaudited interim consolidated financial statements for the three months ended June 30, 2014 included in Phoenix’s Quarterly Report on Form 10-Q for the period ended June 30, 2014 filed with the SEC should no longer be relied upon and should be restated because of certain material errors identified in such financial statements. In addition, as required by applicable accounting standards, Phoenix adjusted the financial statements for all known errors, some of which were already recorded and disclosed in prior SEC reports as out-of-period adjustments. Phoenix filed its Annual Report on Form 10-K for the year ended December 31, 2014 containing the restated information on March 31, 2015 within the extension period afforded under Rule 12b-25 of the Exchange Act.
Management believes that Phoenix Life will restate the following financial statements and financial information in its audited GAAP financial statements for the year ended December 31, 2014 : (i) the statement of income and comprehensive income, statement of cash flow and statement of changes in stockholders’ equity for the year ended December 31, 2012; and (ii) the statement of income and comprehensive income, balance sheet, statement of cash flow and statement of changes in stockholders’ equity for the year ended December 31, 2013.
Note 12—Revision to Previously Reported Financial Statements
The Company has revised the December 31, 2013 financial statements for the correction of an error related to the misclassification of surrenders and withdrawals for those contracts in the payout period. Such amounts were previously presented as "Adjustments to net assets allocated to contracts in payout period" and are currently revised to be presented as “Transfers for contract benefits and terminations.” The adjustment did not impact net assets and management does not believe this error is material to the financial statements for the year ended December 31, 2013.
The below table outlines the corrections of the errors to the "Transfers for contract benefits and terminations” line in the Statement of Changes in Net Assets for the 2013 period end:
Sub-Account	Transfers for contract benefits and terminations
	As Reported	As Revised	Change
Federated Fund for US Gov't Sec. II	$ (1,273,184)	$ (1,345,693)	$ (72,509)
Ibbotson Income and Growth ETF Asset Alloc Port. Class II	$ (788,233)	$ (829,765)	$ (41,532)
Lazard Retirement U.S. Small-Mid Cap Equity Port. Service Shares	$ (29,560)	$ (30,088)	$ (528)
PIMCO Real Return Port. - Advisor Class	$ (248,360)	$ (401,885)	$ (153,525)
PIMCO Total Return Port. - Advisor Class	$ (614,930)	$ (764,194)	$ (149,264)
Templeton Global Bond Securities Fund - Class I	$ (430,535)	$ (480,055)	$ (49,520)
Virtus International Series	$ (3,573,049)	$ (3,744,363)	$ (171,314)

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
The below table outlines the corrections of the errors to the "Adjustments to net assets allocated to contracts in payout period" line in the Statement of Changes in Net Assets for the 2013 period end:
Sub-Account	Adjustments to net assets allocated to contracts in the payout period
	As Reported	As Revised	Change
Federated Fund for US Gov't Sec. II	$ (69,859)	$ 2,650	$ 72,509
Ibbotson Income and Growth ETF Asset Alloc Port. Class II	$ (56,035)	$ (14,503)	$ 41,532
Lazard Retirement U.S. Small-Mid Cap Equity Port. Service Shares	$ (508)	$ 20	$ 528
PIMCO Real Return Port. - Advisor Class	$ (147,823)	$ 5,702	$ 153,525
PIMCO Total Return Port. - Advisor Class	$ (149,331)	$ 67	$ 149,264
Templeton Global Bond Securities Fund - Class I	$ (35,875)	$ 13,645	$ 49,520
Virtus International Series	$ (166,502)	$ 4,811	$ 171,314

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Phoenix Life Insurance Company:
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the investment options of the Phoenix Life Variable Accumulation Account (identified in Note 1) at December 31, 2014, the results of each of their operations for the period then ended, the changes in net assets for the periods then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of Phoenix Life Insurance Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the transfer agents, provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 1, 2015

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
185 Asylum Street, Suite 2400
Hartford, Connecticut 06103-3404

Phoenix Life Insurance Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
phoenixwm.com
OL4261 © 2014 The Phoenix Companies, Inc.	2-14

Phoenix Life
Insurance Company
(a wholly owned subsidiary of The Phoenix Companies, Inc.)
Consolidated Balance Sheets as of December 31, 2014 and 2013 and
Consolidated Statements of Income and Comprehensive Income,
Cash Flows and Changes in Stockholder’s Equity for the years ended
December 31, 2014, 2013 and 2012

Page

Independent Auditor’s Report	F-3

Consolidated Balance Sheets as of December 31, 2014 and December 31, 2013	F-4

Consolidated Statements of Income and Comprehensive Income for the years ended December 31, 2014, 2013 and 2012	F-5

Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012	F-6 - F-7

Consolidated Statements of Changes in Stockholder’s Equity for the years ended December 31, 2014, 2013 and 2012	F-8

Notes to Consolidated Financial Statements	F-9 - F-83

Independent Auditor’s Report

To the Board of Directors and Stockholder of
Phoenix Life Insurance Company:

We have audited the accompanying consolidated financial statements of Phoenix Life Insurance Company and its subsidiaries (collectively, “the Company”), which comprise the consolidated balance sheets as of December 31, 2014 and 2013, and the related consolidated statements of income and comprehensive income, of stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2014.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014 in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 2 to the consolidated financial statements, the Company has restated its 2013 consolidated financial statements to correct errors.

As discussed in Note 19 to the consolidated financial statements, the Company has significant transactions with its affiliates.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
May 13, 2015

Phoenix Life Insurance Company
Consolidated Balance Sheets

	As of December 31,
($ in millions, except share data)	2014	2013
		As restated
ASSETS:
Available-for-sale debt securities, at fair value (amortized cost of $11,984.7 and $11,343.1)	$12,689.9	$11,734.8
Available-for-sale equity securities, at fair value (cost of $156.0 and $119.3)	179.5	138.0
Short-term investments	99.8	241.7
Limited partnerships and other investments	539.6	558.1
Policy loans, at unpaid principal balances	2,352.1	2,350.3
Derivative instruments	161.3	228.8
Fair value investments	211.9	192.0
Total investments	16,234.1	15,443.7
Cash and cash equivalents	428.7	455.6
Accrued investment income	176.9	170.7
Reinsurance recoverable	559.1	598.1
Deferred policy acquisition costs	881.0	972.9
Deferred income taxes, net	34.3	69.9
Other assets	312.8	332.1
Discontinued operations assets	45.2	48.9
Separate account assets	3,020.7	3,402.3
Total assets	$21,692.8	$21,494.2

LIABILITIES:
Policy liabilities and accruals	$12,417.7	$12,416.7
Policyholder deposit funds	3,955.0	3,442.6
Dividend obligations	916.9	705.7
Indebtedness	156.2	156.2
Pension and post-employment liabilities	81.2	94.7
Other liabilities	302.0	286.2
Discontinued operations liabilities	40.5	43.5
Separate account liabilities	3,020.7	3,402.3
Total liabilities	20,890.2	20,547.9

COMMITMENTS AND CONTINGENCIES (Notes 20 & 21)

STOCKHOLDER’S EQUITY:
Common stock, $1,000 par value: 10,000 shares outstanding	10.0	10.0
Additional paid-in capital	1,516.8	1,557.8
Accumulated other comprehensive income (loss)	43.0	32.7
Retained earnings (accumulated deficit)	(786.8)	(665.6)
Total Phoenix Life Insurance Company stockholder’s equity	783.0	934.9
Noncontrolling interests	19.6	11.4
Total stockholder’s equity	802.6	946.3
Total liabilities and stockholder’s equity	$21,692.8	$21,494.2

The accompanying notes are an integral part of these financial statements.

Phoenix Life Insurance Company
Consolidated Statements of Income and Comprehensive Income

	For the years ended December 31,
($ in millions)	2014	2013	2012
		As restated	As revised
REVENUES:
Premiums	$332.1	$351.6	$402.3
Fee income	519.1	532.7	544.5
Net investment income	830.9	790.5	828.1
Net realized investment gains (losses):
Total other-than-temporary impairment (“OTTI”) losses	(7.7)	(7.0)	(50.7)
Portion of OTTI losses recognized in other comprehensive income (“OCI”)	(0.4)	(4.8)	22.9
Net OTTI losses recognized in earnings	(8.1)	(11.8)	(27.8)
Net realized investment gains (losses), excluding OTTI losses	(33.7)	24.2	9.0
Net realized investment gains (losses)	(41.8)	12.4	(18.8)
Gain on debt repurchase	—	—	11.9
Total revenues	1,640.3	1,687.2	1,768.0

BENEFITS AND EXPENSES:
Policy benefits	1,119.2	965.1	1,162.4
Policyholder dividends	244.8	235.9	292.1
Policy acquisition cost amortization	123.4	105.8	198.1
Interest expense on indebtedness	12.2	9.1	11.6
Other operating expenses	264.8	243.3	223.4
Total benefits and expenses	1,764.4	1,559.2	1,887.6
Income (loss) from continuing operations before income taxes	(124.1)	128.0	(119.6)
Income tax expense (benefit)	(10.3)	79.1	3.3
Income (loss) from continuing operations	(113.8)	48.9	(122.9)
Income (loss) from discontinued operations, net of income taxes	(3.4)	(2.5)	(14.6)
Net income (loss)	(117.2)	46.4	(137.5)
Less: Net income (loss) attributable to noncontrolling interests	4.0	0.7	0.6
Net income (loss) attributable to Phoenix Life Insurance Company	$(121.2)	$45.7	$(138.1)

COMPREHENSIVE INCOME (LOSS):
Net income (loss) attributable to Phoenix Life Insurance Company	$(121.2)	$45.7	$(138.1)
Net income (loss) attributable to noncontrolling interests	4.0	0.7	0.6
Net income (loss)	(117.2)	46.4	(137.5)
Other comprehensive income (loss) before income taxes:
Unrealized investment gains (losses), net of related offsets	68.5	(63.3)	94.8
Less: Income tax expense (benefit) related to:
Unrealized investment gains (losses), net of related offsets	58.2	(20.6)	99.0
Other comprehensive income (loss), net of income taxes	10.3	(42.7)	(4.2)
Comprehensive income (loss)	(106.9)	3.7	(141.7)
Less: Comprehensive income (loss) attributable to noncontrolling interests	4.0	0.7	0.6
Comprehensive income (loss) attributable to Phoenix Life Insurance Company	$(110.9)	$3.0	$(142.3)

The accompanying notes are an integral part of these financial statements.

Phoenix Life Insurance Company
Consolidated Statements of Cash Flows

	For the years ended December 31,
($ in millions)	2014	2013	2012
		As restated	As revised
OPERATING ACTIVITIES:
Net income (loss)	$(121.2)	$45.7	$(138.1)
Net realized investment gains / losses	41.1	(16.8)	25.7
Policy acquisition costs deferred	(84.4)	(67.6)	(69.2)
Policy acquisition cost amortization	123.4	105.8	198.1
Amortization and depreciation	6.0	8.2	12.0
Interest credited	151.5	139.0	123.2
Equity in earnings of limited partnerships and other investments	(59.7)	(58.9)	(59.8)
Gain on debt repurchase	—	—	(11.9)
Change in:
Accrued investment income	(108.4)	(86.2)	(122.4)
Deferred income taxes	(22.6)	—	(28.1)
Reinsurance recoverable	39.1	(8.4)	(22.7)
Policy liabilities and accruals	(430.9)	(591.8)	(425.4)
Dividend obligations	72.4	57.1	77.3
Pension and post-employment liabilities	(13.5)	(13.5)	(17.5)
Impact of operating activities of consolidated investment entities, net	(33.8)	(2.1)	(11.8)
Other operating activities, net	76.2	18.5	(21.6)
Cash provided by (used) for operating activities	(364.8)	(471.0)	(492.2)

INVESTING ACTIVITIES:
Purchases of:
Available-for-sale debt securities	(2,272.6)	(2,460.7)	(1,792.0)
Available-for-sale equity securities	(53.6)	(59.6)	(10.9)
Short-term investments	(1,205.1)	(980.3)	(1,549.1)
Derivative instruments	(62.7)	(101.9)	(50.8)
Fair value and other investments	(2.7)	(27.0)	(38.7)
Sales, repayments and maturities of:
Available-for-sale debt securities	1,646.8	2,129.7	1,868.4
Available-for-sale equity securities	21.4	13.4	22.4
Short-term investments	1,346.5	1,344.5	1,183.8
Derivative instruments	96.2	49.5	26.7
Fair value and other investments	23.8	26.6	49.3
Contributions to limited partnerships and limited liability corporations	(84.2)	(72.4)	(101.8)
Distributions from limited partnerships and limited liability corporations	157.1	146.8	138.4
Policy loans, net	78.0	80.8	126.5
Impact of investing activities of consolidated investment entities, net	—	—	—
Other investing activities, net	(8.9)	(10.4)	(8.7)
Cash provided by (used for) investing activities	(320.0)	79.0	(136.5)
(Continued on next page)

The accompanying notes are an integral part of these financial statements.

Phoenix Life Insurance Company
Consolidated Statements of Cash Flows

(Continued from previous page)	For the years ended December 31,
($ in millions)	2014	2013	2012
		As restated	As revised
FINANCING ACTIVITIES:
Policyholder deposits	1,457.2	1,355.0	1,597.4
Policyholder withdrawals	(1,200.6)	(1,140.4)	(1,138.8)
Net transfers (to) from separate accounts	439.4	412.9	379.8
Return of capital	(56.0)	(74.2)	(71.8)
Capital contribution from parent	15.0	45.0	—
Debt issuance	—	30.0	—
Impact of financing activities of consolidated investment entities, net	4.1	4.5	1.3
Other financing activities, net	—	—	(36.2)
Cash provided by (used for) financing activities	659.1	632.8	731.7
Change in cash and cash equivalents	(25.7)	240.8	103.0
Change in cash included in discontinued operations assets	(1.2)	(0.7)	2.7
Cash and cash equivalents, beginning of period	455.6	215.5	109.8
Cash and cash equivalents, end of period	$428.7	$455.6	$215.5

Supplemental Disclosure of Cash Flow Information
Income taxes (paid) refunded	$18.4	$(86.5)	$(25.7)
Interest expense on indebtedness paid	$(9.1)	$(9.1)	$(10.8)

Non-Cash Transactions During the Period
Investment exchanges	$93.3	$98.8	$96.0
Capital contribution-in-kind	$—	$—	$0.3

The accompanying notes are an integral part of these financial statements.

Phoenix Life Insurance Company
Consolidated Statements of Changes in Stockholder’s Equity

	For the years ended December 31,
($ in millions, except share data)	2014	2013	2012
		As restated	As revised
COMMON STOCK:
Balance, beginning of period	$10.0	$10.0	$10.0
Balance, end of period	$10.0	$10.0	$10.0

COMMON STOCK ADDITIONAL PAID-IN CAPITAL:
Balance, beginning of period	$1,557.8	$1,586.8	$1,658.3
Capital contribution	15.0	45.0	0.3
Return of capital	(56.0)	(74.0)	(71.8)
Balance, end of period	$1,516.8	$1,557.8	$1,586.8

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
Balance, beginning of period	$32.7	$75.4	$79.6
Other comprehensive income (loss)	10.3	(42.7)	(4.2)
Balance, end of period	$43.0	$32.7	$75.4

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Balance, beginning of period	$(665.6)	$(711.3)	$(573.2)
Net income (loss)	(121.2)	45.7	(138.1)
Balance, end of period	$(786.8)	$(665.6)	$(711.3)

TOTAL STOCKHOLDER’S EQUITY ATTRIBUTABLE TO PHOENIX LIFE INSURANCE COMPANY
Balance, beginning of period	$934.9	$960.9	$1,174.7
Change in stockholder’s equity attributable to Phoenix Life Insurance Company	(151.9)	(26.0)	(213.8)
Balance, end of period	$783.0	$934.9	$960.9

NONCONTROLLING INTERESTS:
Balance, beginning of period	$11.4	$6.2	$2.3
Change in noncontrolling interests	8.2	5.2	3.9
Balance, end of period	$19.6	$11.4	$6.2

TOTAL STOCKHOLDER’S EQUITY:
Balance, beginning of period	$946.3	$967.1	$1,177.0
Change in stockholder’s equity	(143.7)	(20.8)	(209.9)
Balance, end of period	$802.6	$946.3	$967.1

The accompanying notes are an integral part of these financial statements.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements
($ in millions)
For the years ended December 31, 2014, 2013 and 2012

1.    Organization and Description of Business

Phoenix Life Insurance Company and its subsidiaries (together, “we,” “our,” “us,” the “Company” or “Phoenix Life”) offer life insurance and annuity products. We are a wholly owned subsidiary of The Phoenix Companies, Inc. (“PNX” or “Phoenix”), a New York Stock Exchange listed company. Our consolidated financial statements include the results of our closed block of business created at the time of demutualization. Saybrus Partners, Inc. (“Saybrus”), an affiliate, provides dedicated life insurance and other consulting services to financial advisors in partner companies, as well as support for sales of our product line through independent distribution organizations.

2.	Restatement and Revision of Previously Reported Financial Information

During the Company’s annual assumption review (or “Unlock”) which was performed in the fourth quarter of 2014, management observed results in the Company’s Universal Life (“UL”) business that did not align with its expectations and, upon further investigation, determined that certain components of the 2013 Unlock contained errors which were determined to be material to the year ended December 31, 2013. As a result of these errors and in accordance with ASC 250, “Accounting Changes and Error Corrections,” the Company is required to record all out-of-period errors, whether or not previously identified, in the period to which they relate. Accordingly, the Company has restated its financial statements for the year ended December 31, 2013 and revised its financial statements for other prior periods presented.

The Company has classified the correction of errors into two categories (i) UL Unlock and (ii) Other Adjustments as detailed more fully below:

UL Unlock

In accordance with U.S. GAAP and our accounting policy, the Company performs an annual assumption review where management makes a determination of the best estimate assumptions to be used based on a comprehensive review of recent experience studies and industry trends each year. In 2013, the Company revised a number of assumptions, the most significant of which resulted in changes to expected premium persistency and incorporation of mortality improvement in its UL business. The incorporation of these changes resulted in manual updates to various models for which certain errors were subsequently identified in the course of performing analysis between the fourth quarter of 2014 and the prior period results. These errors related to inappropriate implementation of data used in the calculation of certain product features which then resulted in the incorrect calculation of the ultimate impact of the Unlock for 2013.

Other Adjustments

Amounts primarily relate to various out-of-period errors identified which were previously determined not to be material individually or in the aggregate. The Company considered the impacts of each of these errors, many of which were previously identified and recorded as out-of-period adjustments, as well as subsequently identified errors both individually and in the aggregate during the course of this restatement and concluded that none were significant for individual categorization herein.

The impact of the correction of these errors on the consolidated financial statements is presented in the following tables within this Note below.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

2. Restatement and Revision of Previously Reported Financial Information (continued)

($ in millions, except share data)	Consolidated Balance Sheet As of December 31, 2013
		Correction of errors
	As reported	UL unlock	Other adjustments		As restated
ASSETS:
Available-for-sale debt securities, at fair value	$11,811.9	$—	$(77.1)	[1]	$11,734.8
Available-for-sale equity securities, at fair value	61.8	—	76.2	[1]	138.0
Short-term investments	241.7	—	—		241.7
Limited partnerships and other investments	558.8	—	(0.7)		558.1
Policy loans, at unpaid principal balances	2,350.3	—	—		2,350.3
Derivative instruments	243.1	—	(14.3)		228.8
Fair value investments	187.6	—	4.4		192.0
Total investments	15,455.2	—	(11.5)		15,443.7
Cash and cash equivalents	455.6	—	—		455.6
Accrued investment income	170.7	—	—		170.7
Reinsurance recoverable	603.3	(4.3)	(0.9)		598.1
Deferred policy acquisition costs	965.7	7.8	(0.6)		972.9
Deferred income taxes, net	69.9	—	—		69.9
Other assets [2]	310.8	0.1	21.2		332.1
Discontinued operations assets	43.6	—	5.3		48.9
Separate account assets	3,402.3	—	—		3,402.3
Total assets	$21,477.1	$3.6	$13.5		$21,494.2

LIABILITIES:
Policy liabilities and accruals	$12,437.8	$(15.9)	$(5.2)		$12,416.7
Policyholder deposit funds	3,429.7	—	12.9		3,442.6
Dividend obligations	705.9	—	(0.2)		705.7
Indebtedness	156.2	—	—		156.2
Pension and post-employment liabilities	94.7	—	—		94.7
Other liabilities	282.1	—	4.1		286.2
Discontinued operations liabilities	37.9	—	5.6		43.5
Separate account liabilities	3,402.3	—	—		3,402.3
Total liabilities	20,546.6	(15.9)	17.2		20,547.9

COMMITMENTS AND CONTINGENCIES (Notes 20 & 21)

STOCKHOLDER’S EQUITY:
Common stock, $1,000 par value: 10,000 shares outstanding	10.0	—	—		10.0
Additional paid-in capital	1,557.8	—	—		1,557.8
Accumulated other comprehensive income (loss)	37.9	0.3	(5.5)		32.7
Retained earnings (accumulated deficit)	(685.5)	19.2	0.7		(665.6)
Total Phoenix Life Insurance Company stockholder’s equity	920.2	19.5	(4.8)		934.9
Noncontrolling interests	10.3	—	1.1		11.4
Total stockholder’s equity	930.5	19.5	(3.7)		946.3
Total liabilities and stockholder’s equity	$21,477.1	$3.6	$13.5		$21,494.2
———————

[1]	Included within Other Adjustments is a reclassification of $76.2 million to reflect perpetual preferred stock securities as available-for-sale equity securities.

[2]	Includes receivables which were previously disclosed as a separate line item in the 2013 GAAP Financial Statements.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

2. Restatement and Revision of Previously Reported Financial Information (continued)

($ in millions)	Consolidated Statement of Income and Comprehensive Income As of and for the year ended December 31, 2013
		Correction of errors
	As reported	UL unlock	Other adjustments	As restated
REVENUES:
Premiums	$351.6	$—	$—	$351.6
Fee income	533.6	(0.9)	—	532.7
Net investment income	787.3	—	3.2	790.5
Net realized investment gains (losses):
Total other-than-temporary impairment (“OTTI”) losses	(7.5)	—	0.5	(7.0)
Portion of OTTI losses recognized in other comprehensive income (“OCI”)	(4.8)	—	—	(4.8)
Net OTTI losses recognized in earnings	(12.3)	—	0.5	(11.8)
Net realized investment gains (losses), excluding OTTI losses	30.0	—	(5.8)	24.2
Net realized investment gains (losses)	17.7	—	(5.3)	12.4
Gain on debt repurchase	—	—	—	—
Total revenues	1,690.2	(0.9)	(2.1)	1,687.2

BENEFITS AND EXPENSES:
Policy benefits	981.8	(12.3)	(4.4)	965.1
Policyholder dividends	234.4	—	1.5	235.9
Policy acquisition cost amortization	117.6	(7.7)	(4.1)	105.8
Interest expense on indebtedness	9.1	—	—	9.1
Other operating expenses	241.4	(0.1)	2.0	243.3
Total benefits and expenses	1,584.3	(20.1)	(5.0)	1,559.2
Income (loss) from continuing operations before income taxes	105.9	19.2	2.9	128.0
Income tax expense (benefit)	82.6	—	(3.5)	79.1
Income (loss) from continuing operations	23.3	19.2	6.4	48.9
Income (loss) from discontinued operations, net of income taxes	(2.2)	—	(0.3)	(2.5)
Net income (loss)	21.1	19.2	6.1	46.4
Less: Net income (loss) attributable to noncontrolling interests	(0.4)	—	1.1	0.7
Net income (loss) attributable to Phoenix Life Insurance Company	$21.5	$19.2	$5.0	$45.7

COMPREHENSIVE INCOME (LOSS):
Net income (loss) attributable to Phoenix Life Insurance Company	$21.5	$19.2	$5.0	$45.7
Net income (loss) attributable to noncontrolling interests	(0.4)	—	1.1	0.7
Net income (loss)	21.1	19.2	6.1	46.4
Other comprehensive income (loss) before income taxes:
Unrealized investment gains (losses), net of related offsets	(56.4)	0.3	(7.2)	(63.3)
Less: Income tax expense (benefit) related to:
Unrealized investment gains (losses), net of related offsets	(20.7)	—	0.1	(20.6)
Other comprehensive income (loss), net of income taxes	(35.7)	0.3	(7.3)	(42.7)
Comprehensive income (loss)	(14.6)	19.5	(1.2)	3.7
Less: Comprehensive income (loss) attributable to noncontrolling interests	(0.4)	—	1.1	0.7
Comprehensive income (loss) attributable to Phoenix Life Insurance Company	$(14.2)	$19.5	$(2.3)	$3.0

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

2. Restatement and Revision of Previously Reported Financial Information (continued)

($ in millions)	Consolidated Statement of Income and Comprehensive Income As of and for the year ended December 31, 2012
		Correction of errors
	As reported	UL unlock	Other adjustments	As revised
REVENUES:
Premiums	$402.3	$—	$—	$402.3
Fee income	544.7	—	(0.2)	544.5
Net investment income	829.9	—	(1.8)	828.1
Net realized investment gains (losses):
Total other-than-temporary impairment (“OTTI”) losses	(51.6)	—	0.9	(50.7)
Portion of OTTI losses recognized in other comprehensive income (“OCI”)	22.9	—	—	22.9
Net OTTI losses recognized in earnings	(28.7)	—	0.9	(27.8)
Net realized investment gains (losses), excluding OTTI losses	16.2	—	(7.2)	9.0
Net realized investment gains (losses)	(12.5)	—	(6.3)	(18.8)
Gain on debt repurchase	11.9	—	—	11.9
Total revenues	1,776.3	—	(8.3)	1,768.0

BENEFITS AND EXPENSES:
Policy benefits	1,168.5	—	(6.1)	1,162.4
Policyholder dividends	292.4	—	(0.3)	292.1
Policy acquisition cost amortization	202.1	—	(4.0)	198.1
Interest expense on indebtedness	11.6	—	—	11.6
Other operating expenses	224.5	—	(1.1)	223.4
Total benefits and expenses	1,899.1	—	(11.5)	1,887.6
Income (loss) from continuing operations before income taxes	(122.8)	—	3.2	(119.6)
Income tax expense (benefit)	3.8	—	(0.5)	3.3
Income (loss) from continuing operations	(126.6)	—	3.7	(122.9)
Income (loss) from discontinued operations, net of income taxes	(14.6)	—	—	(14.6)
Net income (loss)	(141.2)	—	3.7	(137.5)
Less: Net income (loss) attributable to noncontrolling interests	0.6	—	—	0.6
Net income (loss) attributable to Phoenix Life Insurance Company	$(141.8)	$—	$3.7	$(138.1)

COMPREHENSIVE INCOME (LOSS):
Net income (loss) attributable to Phoenix Life Insurance Company	$(141.8)	$—	$3.7	$(138.1)
Net income (loss) attributable to noncontrolling interests	0.6	—	—	0.6
Net income (loss)	(141.2)	—	3.7	(137.5)
Other comprehensive income (loss) before income taxes:
Unrealized investment gains (losses), net of related offsets	93.6	—	1.2	94.8
Less: Income tax expense (benefit) related to:
Unrealized investment gains (losses), net of related offsets	98.4	—	0.6	99.0
Other comprehensive income (loss), net of income taxes	(4.8)	—	0.6	(4.2)
Comprehensive income (loss)	(146.0)	—	4.3	(141.7)
Less: Comprehensive income (loss) attributable to noncontrolling interests	0.6	—	—	0.6
Comprehensive income (loss) attributable to Phoenix Life Insurance Company	$(146.6)	$—	$4.3	$(142.3)

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

2. Restatement and Revision of Previously Reported Financial Information (continued)

($ in millions)	Consolidated Statement of Cash Flows As of and for the year ended December 31, 2013
	As reported	Correction of errors		As restated
OPERATING ACTIVITIES:
Net income (loss)	$21.5	$24.2		$45.7
Net realized investment (gains) losses	(22.1)	5.3		(16.8)
Policy acquisition costs deferred	(66.7)	(0.9)		(67.6)
Policy acquisition cost amortization	117.6	(11.8)		105.8
Amortization and depreciation	8.2	—		8.2
Interest credited	139.0	—		139.0
Equity in earnings of limited partnerships and other investments	(55.3)	(3.6)		(58.9)
Gain on debt repurchase	—	—		—
Change in:
Accrued investment income	(86.7)	0.5		(86.2)
Deferred income taxes	0.3	(0.3)		—
Reinsurance recoverable	(21.2)	12.8		(8.4)
Policy liabilities and accruals	(563.3)	(28.5)		(591.8)
Dividend obligations	54.2	2.9		57.1
Post-employment benefit liability	(13.5)	—		(13.5)
Impact of operating activities of consolidated investment entities, net	(3.2)	1.1		(2.1)
Other operating activities, net [1]	20.2	(1.7)		18.5
Cash provided by (used for) operating activities	(471.0)	—		(471.0)

INVESTING ACTIVITIES:
Purchases of:
Available-for-sale debt securities	(2,501.1)	40.4	[2]	(2,460.7)
Available-for-sale equity securities	(19.2)	(40.4)	[2]	(59.6)
Short-term investments	(980.3)	—		(980.3)
Derivative instruments	(101.9)	—		(101.9)
Fair value and other investments	(27.0)	—		(27.0)
Sales, repayments and maturities of:
Available-for-sale debt securities	2,136.2	(6.5)	[2]	2,129.7
Available-for-sale equity securities	6.9	6.5	[2]	13.4
Short-term investments	1,344.5	—		1,344.5
Derivative instruments	49.5	—		49.5
Fair value and other investments	26.6	—		26.6
Contributions to limited partnerships and limited liability corporations	(72.4)	—		(72.4)
Distributions from limited partnerships and limited liability corporations	146.8	—		146.8
Policy loans, net	80.8	—		80.8
Impact of investing activities of consolidated investment entities, net	—	—		—
Other investing activities, net	(10.4)	—		(10.4)
Cash provided by (used for) investing activities	79.0	—		79.0

(Continued on next page)

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

2. Restatement and Revision of Previously Reported Financial Information (continued)

(Continued from previous page) ($ in millions)	Consolidated Statement of Cash Flows As of and for the year ended December 31, 2013
	As reported	Correction of errors	As restated
FINANCING ACTIVITIES:
Policyholder deposit fund deposits	1,355.0	—	1,355.0
Policyholder deposit fund withdrawals	(1,140.4)	—	(1,140.4)
Net transfers (to) from separate accounts	412.9	—	412.9
Return of capital	(74.2)	—	(74.2)
Capital contribution from parent	45.0	—	45.0
Debt issuance	30.0	—	30.0
Impact of financing activities of consolidated investment entities, net	4.5	—	4.5
Other financing activities, net	—	—	—
Cash provided by (used for) financing activities	632.8	—	632.8
Change in cash and cash equivalents	240.8	—	240.8
Change in cash included in discontinued operations assets	(0.7)	—	(0.7)
Cash and cash equivalents, beginning of period	215.5	—	215.5
Cash and cash equivalents, end of period	$455.6	$—	$455.6

Supplemental Disclosure of Cash Flow Information
Income taxes (paid) refunded	$(86.5)	$—	$(86.5)
Interest expense on indebtedness paid	$(9.1)	$—	$(9.1)

Non-Cash Transactions During the Period
Investment exchanges	$98.8	$—	$98.8
Capital contribution-in-kind	$—	$—	$—
———————

[1]	Includes receivables which were previously disclosed as a separate line item in the 2013 Form 10-K.

[2]	Includes a reclassification to reflect perpetual preferred stock securities as available-for-sale equity securities from available-for-sale debt securities.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

2. Restatement and Revision of Previously Reported Financial Information (continued)

($ in millions)	Consolidated Statement of Cash Flows As of and for the year ended December 31, 2012
	As reported	Correction of errors		As revised
OPERATING ACTIVITIES:
Net income (loss)	$(141.8)	$3.7		$(138.1)
Net realized investment (gains) losses	19.4	6.3		25.7
Policy acquisition costs deferred	(69.2)	—		(69.2)
Policy acquisition cost amortization	202.1	(4.0)		198.1
Amortization and depreciation	12.0	—		12.0
Interest credited	123.2	—		123.2
Equity in earnings of limited partnerships and other investments	(60.8)	1.0		(59.8)
Gain on debt repurchase	(11.9)	—		(11.9)
Change in:
Accrued investment income	(123.1)	0.7		(122.4)
Deferred income taxes	(27.6)	(0.5)		(28.1)
Reinsurance recoverable	(19.2)	(3.5)		(22.7)
Policy liabilities and accruals	(424.5)	(0.9)		(425.4)
Dividend obligations	80.5	(3.2)		77.3
Post-employment benefit liability	(17.5)	—		(17.5)
Impact of operating activities of consolidated investment entities, net	(11.8)	—		(11.8)
Other operating activities, net [1]	(22.0)	0.4		(21.6)
Cash provided by (used for) operating activities	(492.2)	—		(492.2)

INVESTING ACTIVITIES:
Purchases of:
Available-for-sale debt securities	(1,792.0)	—		(1,792.0)
Available-for-sale equity securities	(10.9)	—		(10.9)
Short-term investments	(1,549.1)	—		(1,549.1)
Derivative instruments	(50.8)	—		(50.8)
Fair value and other investments	(38.7)	—		(38.7)
Sales, repayments and maturities of:
Available-for-sale debt securities	1,878.3	(9.9)	[2]	1,868.4
Available-for-sale equity securities	12.5	9.9	[2]	22.4
Short-term investments	1,183.8	—		1,183.8
Derivative instruments	26.7	—		26.7
Fair value and other investments	49.3	—		49.3
Contributions to limited partnerships and limited liability corporations	(101.8)	—		(101.8)
Distributions from limited partnerships and limited liability corporations	138.4	—		138.4
Policy loans, net	126.5	—		126.5
Impact of investing activities of consolidated investment entities, net	—	—		—
Other investing activities, net	(8.7)	—		(8.7)
Cash provided by (used for) investing activities	(136.5)	—		(136.5)

(Continued on next page)

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

2. Restatement and Revision of Previously Reported Financial Information (continued)

(Continued from previous page) ($ in millions)	Consolidated Statement of Cash Flows As of and for the year ended December 31, 2012
	As reported	Correction of errors	As revised
FINANCING ACTIVITIES:
Policyholder deposit fund deposits	1,597.4	—	1,597.4
Policyholder deposit fund withdrawals	(1,138.8)	—	(1,138.8)
Net transfers (to) from separate accounts	379.8	—	379.8
Return of capital	(71.8)	—	(71.8)
Capital contribution from parent	—	—	—
Debt issuance	—	—	—
Impact of financing activities of consolidated investment entities, net	1.3	—	1.3
Other financing activities, net	(36.2)	—	(36.2)
Cash provided by (used for) financing activities	731.7	—	731.7
Change in cash and cash equivalents	103.0	—	103.0
Change in cash included in discontinued operations assets	2.7	—	2.7
Cash and cash equivalents, beginning of period	109.8	—	109.8
Cash and cash equivalents, end of period	$215.5	$—	$215.5

Supplemental Disclosure of Cash Flow Information
Income taxes (paid) refunded	$(25.7)	$—	$(25.7)
Interest expense on indebtedness paid	$(10.8)	$—	$(10.8)

Non-Cash Transactions During the Period
Investment exchanges	$96.0	$—	$96.0
Capital contribution-in-kind	$—	$0.3	$0.3
———————

[1]	Includes receivables which were previously disclosed as a separate line item in the 2013 Form 10-K.

[2]	Includes a reclassification to reflect perpetual preferred stock securities as available-for-sale equity securities from available-for-sale debt securities.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

2. Restatement and Revision of Previously Reported Financial Information (continued)

($ in millions)	Consolidated Statement of Changes in Stockholders' Equity As of and for the year ended December 31, 2013
	As reported	Correction of errors	As restated
COMMON STOCK:
Balance, beginning of period	$10.0	$—	$10.0
Balance, end of period	$10.0	$—	$10.0

COMMON STOCK ADDITIONAL PAID-IN CAPITAL:
Balance, beginning of period	$1,586.8	$—	$1,586.8
Capital contribution	45.0	—	45.0
Return of capital	(74.0)	—	(74.0)
Balance, end of period	$1,557.8	$—	$1,557.8

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
Balance, beginning of period	$73.6	$1.8	$75.4
Other comprehensive income (loss)	(35.7)	(7.0)	(42.7)
Balance, end of period	$37.9	$(5.2)	$32.7

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Balance, beginning of period	$(707.0)	$(4.3)	$(711.3)
Net income (loss)	21.5	24.2	45.7
Balance, end of period	$(685.5)	$19.9	$(665.6)

TOTAL STOCKHOLDER’S EQUITY ATTRIBUTABLE TO PHOENIX LIFE INSURANCE COMPANY
Balance, beginning of period	$963.4	$(2.5)	$960.9
Change in stockholder’s equity attributable to Phoenix Life Insurance Company	(43.2)	17.2	(26.0)
Balance, end of period	$920.2	$14.7	$934.9

NONCONTROLLING INTERESTS:
Balance, beginning of period	$6.2	$—	$6.2
Change in noncontrolling interests	4.1	1.1	5.2
Balance, end of period	$10.3	$1.1	$11.4

TOTAL STOCKHOLDER’S EQUITY:
Balance, beginning of period	$969.6	$(2.5)	$967.1
Change in stockholder’s equity	(39.1)	18.3	(20.8)
Stockholder’s equity, end of period	$930.5	$15.8	$946.3

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

2. Restatement and Revision of Previously Reported Financial Information (continued)

($ in millions)	Consolidated Statement of Changes in Stockholders' Equity As of and for the year ended December 31, 2012
	As reported	Correction of errors	As revised
COMMON STOCK:
Balance, beginning of period	$10.0	$—	$10.0
Balance, end of period	$10.0	$—	$10.0

COMMON STOCK ADDITIONAL PAID-IN CAPITAL:
Balance, beginning of period	$1,658.3	$—	$1,658.3
Capital contribution	0.3	—	0.3
Return of capital	(71.8)	—	(71.8)
Balance, end of period	$1,586.8	$—	$1,586.8

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
Balance, beginning of period	$78.4	$1.2	$79.6
Other comprehensive income (loss)	(4.8)	0.6	(4.2)
Balance, end of period	$73.6	$1.8	$75.4

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Balance, beginning of period	$(565.2)	$(8.0)	$(573.2)
Net income (loss)	(141.8)	3.7	(138.1)
Balance, end of period	$(707.0)	$(4.3)	$(711.3)

TOTAL STOCKHOLDER’S EQUITY ATTRIBUTABLE TO PHOENIX LIFE INSURANCE COMPANY
Balance, beginning of period	$1,181.5	$(6.8)	$1,174.7
Change in stockholder’s equity attributable to Phoenix Life Insurance Company	(218.1)	4.3	(213.8)
Balance, end of period	$963.4	$(2.5)	$960.9

NONCONTROLLING INTERESTS:
Balance, beginning of period	$2.3	$—	$2.3
Change in noncontrolling interests	3.9	—	3.9
Balance, end of period	$6.2	$—	$6.2

TOTAL STOCKHOLDER’S EQUITY:
Balance, beginning of period	$1,183.8	$(6.8)	$1,177.0
Change in stockholder’s equity	(214.2)	4.3	(209.9)
Stockholder’s equity, end of period	$969.6	$(2.5)	$967.1

3.    Basis of Presentation and Significant Accounting Policies

We have prepared these consolidated financial statements in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”), which differs materially from the accounting practices prescribed by various insurance regulatory authorities. Our consolidated financial statements include the accounts of the Company and its subsidiaries. Related party balances and transactions have been eliminated in consolidating these financial statements.

Certain prior year amounts have been reclassified to conform to the current year presentation.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

3. Basis of Presentation and Significant Accounting Policies (continued)

Parent company liquidity

As of December 31, 2014, the Company has a risk based capital ratio in excess of 300% of Company Action Level, the highest regulatory threshold.

The Phoenix Companies, Inc. is a holding company and has no operations of its own. Its ability to pay interest and principal on outstanding debt obligations and to pay dividends to shareholders and corporate expenses depends primarily upon the surplus and earnings of the Company and its ability to pay dividends or to advance or repay funds. Payments of dividends and advances or repayment of funds by the Company are restricted by the applicable laws and regulations, including laws establishing minimum solvency and liquidity thresholds. Changes to these laws, the application or implementation of those laws by regulatory agencies or the need for significant additional capital contributions to insurance subsidiaries, including the Company, could constrain the ability of The Phoenix Companies, Inc. to meet its debt obligations and corporate expenses as well as make capital contributions for the benefit of the Company to support our target risk based capital ratios.

Management targets a minimum company action level risk based capital of 225% at PHL Variable Life Insurance Company (“PHL Variable”), a wholly-owned subsidiary. In 2014 and 2013, The Phoenix Companies, Inc. made capital contributions of $15.0 million and $45.0 million, respectively, to the Company for the benefit of PHL Variable. In 2013, PHL Variable issued a $30.0 million surplus note which was purchased by The Phoenix Companies, Inc. The Company has made a guarantee that the PHL Variable’s capital and surplus will be maintained at authorized control level RBC at 250% (125% company action level). PHL Variable may be unable to maintain its RBC at targeted levels. See Note 22, Subsequent Events, for further discussion.

Management believes The Phoenix Companies, Inc. has the capacity to provide additional capital to the Company to support its risk based capital ratios over the Company Action Level and regulatory minimum ratios.

Use of estimates

In preparing these consolidated financial statements in conformity with U.S. GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions are made in the determination of estimated gross profits (“EGPs”) and estimated gross margins (“EGMs”) used in the valuation and amortization of assets and liabilities associated with universal life and annuity contracts; policyholder liabilities and accruals; valuation of investments in debt and equity securities; limited partnerships and other investments; valuation of deferred tax assets; pension and other post-employment benefits liabilities; and accruals for contingent liabilities. Certain of these estimates are particularly sensitive to market conditions and/or volatility in the debt or equity markets which could have a material impact on the consolidated financial statements. Actual results could differ from these estimates.

Adoption of new accounting standards

Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or Tax Credit Carryforward Exists

In July 2013, the Financial Accounting Standards Board (the “FASB”) issued updated guidance regarding the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. This new guidance was effective for interim or annual reporting periods beginning after December 15, 2013. This new guidance did not have a material impact on the Company’s consolidated financial position, results of operations and financial statement disclosures.

Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements

In June 2013, the FASB issued updated guidance clarifying the characteristics of an investment company and requiring new disclosures. This new guidance was effective for interim or annual reporting periods beginning after December 15, 2013. Under the guidance, all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. This new guidance did not have a material impact on the Company’s consolidated financial position, results of operations and financial statement disclosures.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

3. Basis of Presentation and Significant Accounting Policies (continued)

Obligations Resulting for Joint and Several Liability Agreements for Which the Total Amount of the Obligation is Fixed at the Reporting Date

In February 2013, the FASB issued new guidance regarding liabilities effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. This new guidance did not have a material impact on the Company’s consolidated financial position, results of operations and financial statement disclosures.

Accounting standards not yet adopted

Amendments to Consolidation Guidance

In February 2015, the FASB issued updated consolidation guidance. The amendments revise existing guidance for when to consolidate variable interest entities (“VIEs”) and general partners’ investments in limited partnerships, end the deferral granted for applying the VIE guidance to certain investment companies, and reduce the number of circumstances where a decision maker’s or service provider’s fee arrangement is deemed to be a variable interest in an entity. The updates also modify consolidation guidance for determining whether limited partnerships are VIEs or voting interest entities. This guidance is effective for years beginning after December 31, 2015, and may be applied fully retrospectively or through a cumulative effect adjustment to retain earnings as of the beginning of the year of adoption. The Company is currently assessing the impact of the guidance on its consolidated financial position, results of operations and financial statement disclosures.

Income Statement - Extraordinary and Unusual Items

In January 2015, the FASB issued new guidance regarding extraordinary items which eliminates the U.S. GAAP concept of an extraordinary item. As a result, an entity will no longer (1) segregate an extraordinary item from the results of ordinary operations; (2) separately present an extraordinary item on its income statement, net of tax, after income from continuing operations; and (3) disclose income taxes and earnings-per-share data applicable to an extraordinary item. However, the ASU does not affect the reporting and disclosure requirements for an event that is unusual in nature or that occurs infrequently. The ASU is effective for annual periods beginning after December 15, 2015, and interim periods within those annual periods. Early adoption is permitted if the guidance is applied as of the beginning of the annual period of adoption. The Company is currently assessing the impact of the guidance on its consolidated financial position, results of operations and financial statement disclosures.

Presentation of Financial Statements - Going Concern

In August 2014, the FASB issued guidance on determining when and how to disclose going-concern uncertainties in the financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date the financial statements are issued. An entity must provide certain disclosures if conditions or events raise substantial doubt about the entity’s ability to continue as a going concern. The new guidance applies to all entities and is effective for annual periods ending after December 15, 2016, and interim periods thereafter, with early adoption permitted. The Company is currently assessing the impact of the guidance on its consolidated financial position, results of operations and financial statement disclosures.

Consolidation - Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity

In August 2014, the FASB issued guidance allowing (i.e., not requiring) a reporting entity to measure the financial assets and financial liabilities of a consolidated collateralized financing entity, within the scope of the new guidance, based on either the fair value of the financial assets or financial liabilities, whichever is more observable (referred to as a “measurement alternative”). The new guidance will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015 for public business entities. Early adoption will be permitted. The Company is currently assessing the impact of the guidance on its consolidated financial position, results of operations and financial statement disclosures.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

3. Basis of Presentation and Significant Accounting Policies (continued)

Revenue from Contracts with Customers

In May 2014, the FASB issued updated guidance on accounting for revenue recognition. The guidance is based on the core principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract. Revenue recognition for insurance contracts is explicitly scoped out of the guidance. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2016, and must be applied using one of two retrospective application methods. Early adoption is not permitted. The Company is currently assessing the impact of the guidance on its consolidated financial position, results of operations and financial statement disclosures.

Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity

In April 2014, the FASB issued updated guidance that changes the criteria for reporting discontinued operations and introduces new disclosures. The new guidance is effective prospectively to new disposals and new classifications of disposal groups as held for sale that occur within annual periods beginning on or after December 15, 2014 and interim periods within those annual periods. Early adoption is permitted for new disposals or new classifications as held for sale that have not been reported in financial statements previously issued. The Company will apply the guidance to new disposals and operations newly classified as held for sale, beginning first quarter of 2015, with no effect on existing reported discontinued operations. This guidance is not expected to have a significant effect on the Company’s consolidated financial position, results of operations and financial statement disclosures.

Accounting for Troubled Debt Restructurings by Creditors

In January 2014, the FASB issued updated guidance for troubled debt restructurings clarifying when an in substance repossession or foreclosure occurs, and when a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014. This guidance can be elected for prospective adoption or by using a modified retrospective transition method. This guidance is not expected to have a significant effect on the Company’s consolidated financial position, results of operations and financial statement disclosures.

Accounting for Investments in Qualified Affordable Housing Projects

In January 2014, the FASB issued updated guidance regarding investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. Under the guidance, an entity is permitted to make an accounting policy election to amortize the initial cost of its investment in proportion to the tax credits and other tax benefits received and recognize the net investment performance in the statement of operations as a component of income tax expense (benefit) if certain conditions are met. The new guidance is effective for annual periods and interim reporting periods within those annual periods, beginning after December 15, 2014, and should be applied retrospectively to all periods presented. This guidance is not expected to have a significant effect on the Company’s consolidated financial position, results of operations and financial statement disclosures.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

3. Basis of Presentation and Significant Accounting Policies (continued)

Significant accounting policies

Investments

Debt and Equity Securities

Our debt securities classified as available-for-sale include bonds, structured securities and redeemable preferred stock. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are reported on our consolidated balance sheets at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models. We recognize unrealized gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of OCI. Realized investment gains and losses are recognized on a first in first out basis.

Limited Partnerships and Other Investments

Limited partnerships, infrastructure funds, hedge funds and joint venture interests in which we do not have voting control or power to direct activities are recorded using the equity method of accounting. These investments include private equity, mezzanine funds, infrastructure funds, hedge funds of funds and direct equity investments. The equity method of accounting requires that the investment be initially recorded at cost and the carrying amount of the investment subsequently adjusted to recognize our share of the earnings or losses. We record our equity in the earnings in net investment income using the most recent financial information received from the partnerships. Recognition of net investment income is generally on a three-month delay due to the timing of the related financial statements. The contributions to and distributions from limited partnerships are classified as investing activities within the statement of cash flows.

The Company routinely evaluates these investments for impairments. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for other-than-temporary impairments (“OTTI”) when the carrying value of such investments exceeds the net asset value (“NAV”). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is other-than-temporarily impaired. When an OTTI has occurred, the impairment loss is recorded within net investment gains (losses).

Other investments also include leveraged lease investments which represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. It further includes investments in life settlement contracts accounted for under the investment method under which the Company recognizes its initial investment in life settlement contracts at the transaction price plus all initial direct external costs. Continuing costs to keep the policy in force comprising mainly life insurance premiums, increase the carrying value of the investment while income on individual life settlement contracts are recognized when the insured dies, at an amount equal to the excess of the contract proceeds over the carrying amount of the contract at that time. Contracts are reviewed annually for indications that the expected future proceeds from the contract would not be sufficient to recover estimated future carrying amount of the contract (current carrying amount for the contract plus anticipated undiscounted future premiums and other capitalizable future costs.) Any such contracts identified are written down to estimated fair value.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

3. Basis of Presentation and Significant Accounting Policies (continued)

Loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a “troubled debt restructuring” as defined by authoritative accounting guidance. In a troubled debt restructuring where the Company receives assets in full or partial satisfaction of the debt, any specific valuation allowance is reversed and a direct write down of the loan is recorded for the amount of the allowance and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. Any remaining loan is evaluated prospectively for impairment based on the credit review process noted above. When a loan is restructured in a troubled debt restructuring, the impairment of the loan is remeasured using the modified terms and the loan’s original effective yield and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans in accordance with the income recognition policy noted above.

The consolidated financial statements include investments in limited partnerships, certain of which qualify as VIEs. We consolidate those limited partnerships which were determined to be VIEs when we are the primary beneficiary.

See Note 8 to these consolidated financial statements for additional information regarding VIEs.

Policy Loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. The majority of policy loans are at variable interest rates that are reset annually on the policy anniversary.

Fair Value Instruments

Debt securities held at fair value include securities held for which changes in fair values are recorded in earnings. The securities held at fair value are designated as trading securities, as well as those debt securities for which we have elected the fair value option (“FVO”) and certain available-for-sale structured securities held at fair value. The changes in fair value and any interest income of these securities are reflected in earnings as part of “net investment income.” See Note 12 to these consolidated financial statements for additional disclosures related to these securities.

Derivative Instruments

We recognize derivative instruments on the consolidated balance sheets at fair value. The derivative contracts are reported as assets in derivative instruments or liabilities in other liabilities on the consolidated balance sheets, excluding embedded derivatives. Embedded derivatives, as discussed below, are recorded on the consolidated balance sheets bifurcated from the associated host contract.

The Company economically hedges variability of cash flows to be received or paid related to certain recognized assets and/or liabilities. All changes in the fair value of derivatives, including net receipts and payments, are included in net realized investment gains and losses without consideration of changes in the fair value of the economically associated assets or liabilities. We do not designate the purchased derivatives related to living benefits or index credits as hedges for accounting purposes.

Our derivatives are not designated as hedges for accounting purposes. All changes in the fair value, including net receipts and payments, are included in net realized investment gains and losses without consideration of changes in the fair value of the economically associated assets or liabilities.

Short-Term Investments

Short-term investments include securities with a maturity of one year or less but greater than three months at a time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

3. Basis of Presentation and Significant Accounting Policies (continued)

Net Investment Income

For asset-backed and fixed maturity debt securities, we recognize interest income using a constant effective yield based on estimated cash flow timing and economic lives of the securities. For high credit quality asset-backed securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For asset-backed securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For certain credit impaired asset-backed securities, effective yields are recalculated and adjusted prospectively to reflect significant increases in undiscounted expected future cash flows and changes in the contractual benchmark interest rate on variable rate securities. Any prepayment fees on fixed maturities and mortgage loans are recorded when earned in net investment income. We record the net income from investments in partnerships and joint ventures in net investment income.

Other-Than-Temporary Impairments on Available-For-Sale Securities

We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be an OTTI.

For debt securities, the other-than-temporarily impaired amount is separated into the amount related to a credit loss and is reported as net realized investment losses included in earnings and any amounts related to other factors are recognized in OCI. The credit loss component represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in AOCI. Subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the date of impairment at an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. We will continue to estimate the present value of future expected cash flows and, if significantly greater than the new cost basis, we will accrete the difference as investment income on a prospective basis once the Company has determined that the interest income is likely to be collected.

In evaluating whether a decline in value is other-than-temporary, we consider several factors including, but not limited to, the following:

•	the extent and the duration of the decline;

•	the reasons for the decline in value (credit event, interest related or market fluctuations);

•	our intent to sell the security, or whether it is more likely than not that we will be required to sell it before recovery; and

•	the financial condition and near term prospects of the issuer.

An impairment of a debt security, or certain equity securities with debt-like characteristics, is deemed other-than-temporary if:

•	we either intend to sell the security, or it is more likely than not that we will be required to sell the security before recovery; or

•	it is probable we will be unable to collect cash flows sufficient to recover the amortized cost basis of the security.

An equity security impairment is deemed other-than-temporary if:

•	the security has traded at a significant discount to cost for an extended period of time; or

•	we determined we may not realize the full recovery on our investment.

Equity securities are determined to be other-than-temporarily impaired based on management judgment and the consideration of the issuer’s financial condition along with other relevant facts and circumstances. Those securities which have been in a continuous decline for over twelve months and declines in value that are severe and rapid are considered for reasonability of whether the impairment would be temporary. Although there may be sustained losses for over twelve months or losses that are severe and rapid, additional information related to the issuer performance may indicate that such losses are not other-than-temporary.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

3. Basis of Presentation and Significant Accounting Policies (continued)

Impairments due to deterioration in credit that result in a conclusion that the present value of cash flows expected to be collected will not be sufficient to recover the amortized cost basis of the security are considered other-than-temporary. Other declines in fair value (for example, due to interest rate changes, sector credit rating changes or company-specific rating changes) that result in a conclusion that the present value of cash flows expected to be collected will not be sufficient to recover the amortized cost basis of the security may also result in a conclusion that an OTTI has occurred.

On a quarterly basis, we evaluate securities in an unrealized loss position for potential recognition of an OTTI. In addition, we maintain a watch list of securities in default, near default or otherwise considered by our investment professionals as being distressed, potentially distressed or requiring a heightened level of scrutiny. We also identify securities whose fair value has been below amortized cost on a continuous basis for zero to six months, six months to 12 months and greater than 12 months.

We employ a comprehensive process to determine whether or not a security in an unrealized loss position is other-than-temporarily impaired. This assessment is done on a security-by-security basis and involves significant management judgment. The assessment of whether impairments have occurred is based on management’s evaluation of the underlying reasons for the decline in estimated fair value. The Company’s review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by severity and/or age of the gross unrealized loss. An extended and severe decline in value on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company’s evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to an extended decline in market value and the likelihood such market value decline will recover.

Specifically for structured securities, to determine whether a collateralized security is impaired, we obtain underlying data from the security’s trustee and analyze it for performance trends. A security-specific stress analysis is performed using the most recent trustee information. This analysis forms the basis for our determination of the future expected cash flows to be collected for the security.

The closed block policyholder dividend obligation, applicable DAC and applicable income taxes, which offset realized investment gains and losses and OTTIs, are each reported separately as components of net income.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with original maturities of three months or less. Negative cash balances are reclassified to other liabilities.

Deferred Policy Acquisition Costs

We defer incremental direct costs related to the successful sale of new or renewal contracts. Incremental direct costs are those costs that result directly from and are essential to the sale of a contract. These costs include principally commissions, underwriting and policy issue expenses, all of which vary with and are primarily related to production of new business.

We amortize DAC based on the related policy’s classification. For individual participating life insurance policies, DAC is amortized in proportion to EGMs arising principally from investment results, mortality, dividends to policyholders and expense margins. For universal life, variable universal life and deferred annuities, DAC is amortized in proportion to EGPs as discussed more fully below. EGPs are also used to amortize other assets and liabilities in the Company’s consolidated balance sheets, such as sales inducement assets (“SIA”) and unearned revenue reserves (“URR”). Components of EGPs are used to determine reserves for universal life and fixed, indexed and variable annuity contracts with death and other insurance benefits such as guaranteed minimum death and guaranteed minimum income benefits. Both EGMs and EGPs are based on historical and anticipated future experience which is updated periodically.

In addition, DAC is adjusted through OCI each period as a result of unrealized gains or losses on securities classified as available-for-sale in a process commonly referred to as shadow accounting. This adjustment is required in order to reflect the impact of these unrealized amounts as if these unrealized amounts had been realized.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

3. Basis of Presentation and Significant Accounting Policies (continued)

The projection of EGPs and EGMs requires the extensive use of actuarial assumptions, estimates and judgments about the future. Future EGPs and EGMs are generally projected for the estimated lives of the contracts. Assumptions are set separately for each product and are reviewed at least annually based on our current best estimates of future events. The following table summarizes the most significant assumptions used in the categories set forth below:

Significant Assumption	Product	Explanation and Derivation

Separate account investment return	Variable Annuities (7.9% long-term return assumption) Variable Universal Life (8.0% long-term return assumption)
Separate account return assumptions are derived from the long-term returns observed in the asset classes in which the separate accounts are invested. Short-term deviations from the long-term expectations are expected to revert to the long-term assumption over five years.

Interest rates and default rates	Fixed and Indexed Annuities Universal Life Participating Life
Investment returns are based on the current yields and maturities of our fixed income portfolio combined with expected reinvestment rates given current market interest rates. Reinvestment rates are assumed to revert to long-term rates implied by the forward yield curve and long-term default rates. Contractually permitted future changes in credited rates are assumed to help support investment margins.

Mortality / longevity	Universal Life Variable Universal Life Fixed and Indexed Annuities Participating Life
Mortality assumptions are based on Company experience over a rolling five-year period plus supplemental data from industry sources and trends. A mortality improvement assumption is also incorporated into the overall mortality table.These assumptions can vary by issue age, gender, underwriting class and policy duration.

Policyholder behavior – policy persistency	Universal Life Variable Universal Life Variable Annuities Fixed and Indexed Annuities Participating Life
Policy persistency assumptions vary by product and policy year and are updated based on recently observed experience. Policyholders are generally assumed to behave rationally; hence rates are typically lower when surrender penalties are in effect or when policy benefits are more valuable.

Policyholder behavior – premium persistency	Universal Life Variable Universal Life
Future premiums and related fees are projected based on contractual terms, product illustrations at the time of sale and expected policy lapses without value. Assumptions are updated based on recently observed experience and include anticipated changes in behavior based on changes in policy charges if the Company has a high degree of confidence that such changes will be implemented (e.g., change in cost of insurance (“COI”) charges).

Expenses	All products	Projected maintenance expenses to administer policies in force are based on annually updated studies of expenses incurred.

Reinsurance costs / recoveries	Universal Life Variable Universal Life Variable Annuities Participating Life
Projected reinsurance costs are based on treaty terms currently in force. Recoveries are based on the Company’s assumed mortality and treaty terms. Treaty recaptures are based on contract provisions and management’s intentions.

Annually, we complete a comprehensive assumption review where management makes a determination of best estimate assumptions based on a comprehensive review of recent experience and industry trends. Assumption changes resulting from this review may change our estimates of EGPs in the DAC, SIA, and URR models, as well as projections within the death benefit and other insurance benefit reserving models, the profits followed by losses reserve models, and cost of reinsurance models. Throughout the year, we may also update the assumptions and adjust these balances if emerging data indicates a change is warranted. All assumption changes, whether resulting from the annual comprehensive review or from other periodic assessments, are considered an unlock in the period of revision and adjust the DAC, SIA, URR, death and other insurance benefit reserves, profits followed by losses reserve, and cost of reinsurance balances in the consolidated balance sheets with an offsetting benefit or charge to income to reflect such changes in the period of the revision. An unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being more favorable than previous estimates. An unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being less favorable than previous estimates.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

3. Basis of Presentation and Significant Accounting Policies (continued)

Our process to assess the reasonableness of the EGPs uses internally developed models together with consideration of applicable recent experience and analysis of market and industry trends and other events. Actual gross profits that vary from management’s estimates in a given reporting period may also result in increases or decreases in the rate of amortization recorded in the period.

An analysis is performed annually to assess if there are sufficient gross profits to recover the DAC associated with business written during the year. If the estimates of gross profits cannot support the recovery of DAC, the amount deferred is reduced to the recoverable amount.

The Company has updated a number of assumptions that have resulted in changes to expected future gross profits. The most significant assumption updates made over the last several years resulting in a change to future gross profits and the amortization of DAC, SIA and URR, as well as changes in PFBL and guaranteed benefit liabilities, are related to long-term expected mortality improvement; changes in expected premium persistency; changes in expected separate account investment returns due to changes in equity markets; changes in expected future interest rates and default rates based on continued experience and expected interest rate changes; changes in lapses and other policyholder behavior assumptions that are updated to reflect more recent policyholder and industry experience; and changes in expected policy administration expenses.

Sales inducements

The Company currently offers bonus payments to contract owners on certain of its individual life and annuity products. Expenses incurred related to bonus payments are deferred and amortized over the life of the related contracts in a pattern consistent with the amortization of DAC. The Company unlocks the assumptions used in the amortization of the deferred sales inducement assets consistent with the unlock of assumptions used in determining EGPs. Deferred sales inducements are included in other assets on the consolidated balance sheets and amortization of deferred sales inducements is included in other operating expense on the consolidated statements of income and comprehensive income.

Premises and equipment

Premises and equipment, consisting primarily of our main office building, are stated at cost less accumulated depreciation and amortization and are included in other assets. We depreciate the building on the straight-line method over 39 years and equipment on the straight-line method over three to seven years. We amortize leasehold improvements over the terms of the related leases or the useful life of the improvement, whichever is shorter.

Separate account assets and liabilities

Separate account assets related to policyholder funds are carried at fair value with an equivalent amount recorded as separate account liabilities. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues and the related liability increases are excluded from benefits and expenses. Fees assessed to the contract owners for management services are included in revenues when services are rendered.

Policy liabilities and accruals

Policy liabilities and accruals include future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to mortality rates guaranteed in calculating the cash surrender values described in such contracts, contractual guaranteed rates of interest which range from 2.3% to 6.0% and morbidity. Participating insurance represented 20.7% and 20.7% of direct individual life insurance in force at December 31, 2014 and 2013, respectively.

Generally, future policy benefits are payable over an extended period of time and related liabilities are calculated recognizing future expected benefits, expenses and premiums. Such liabilities are established based on methods and underlying assumptions in accordance with U.S. GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policyholder behavior, investment returns, inflation, expenses and other contingent events as appropriate. These assumptions are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a cohort basis, as appropriate. If experience is less favorable than assumed, additional liabilities may be established, resulting in a charge to policyholder benefits and claims.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

3. Basis of Presentation and Significant Accounting Policies (continued)

Additional policyholder liabilities for guaranteed benefits on variable annuity and on fixed index annuity contracts are based on estimates of the expected value of benefits in excess of the projected account balance, recognizing the excess over the accumulation period based on total expected assessments. Because these estimates are sensitive to capital market movements, amounts are calculated using multiple future economic scenarios.

Additional policyholder liabilities are established for certain contract features on universal life and variable universal life products that could generate significant reductions to future gross profits (e.g., death benefits when a contract has zero account value and a no-lapse guarantee). The liabilities are accrued over the lifetime of the block based on assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing DAC and are, thus, subject to the same variability and risk. The assumptions of investment performance and volatility for variable and equity index products are consistent with historical experience of the appropriate underlying equity indices.

We expect that our universal life block of business will generate profits followed by losses and therefore we establish an additional liability to accrue for the expected losses over the period of expected profits. The assumptions used in estimating these liabilities are consistent with those used for amortizing DAC and are subject to the same variability and risk and the results are very sensitive to interest rates.

The liability for universal life-type contracts primarily includes the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited at rates which range from 3.0% to 4.5%, amounts that have been assessed to compensate us for services to be performed over future periods, accumulated account deposits, withdrawals and any amounts previously assessed against the policyholder that are refundable. There may also be a liability recorded for contracts that include additional death or other insurance benefit features as discussed above.

The Company periodically reviews its estimates of actuarial liabilities for policyholder benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, as well as in the establishment of the related liabilities, result in variances in profit and could result in losses.

Policy liabilities and accruals also include liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience. The Company does not establish claim liabilities until a loss has occurred. However, unreported losses and loss adjustment expenses includes estimates of claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date.

Embedded derivatives

Certain contracts contain guarantees that are accounted for as embedded derivative instruments. These guarantees are assessed to determine if a separate instrument with the same terms would qualify as a derivative and if they are not clearly and closely related to the economic characteristics of the host contract. Contract guarantees that meet these criteria are reported separately from the host contract and reported at fair value.

The guaranteed minimum withdrawal benefit (“GMWB”), guaranteed minimum accumulation benefit (“GMAB”) and combination rider (“COMBO”) represent embedded derivative liabilities in the variable annuity contracts. These liabilities are accounted for at fair value within policyholder deposit funds on the consolidated balance sheets with changes in the fair value of embedded derivatives recorded in realized investment gains on the consolidated statements of income and comprehensive income. The fair value of the GMWB, GMAB and COMBO obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, contracts mature and actual policyholder behavior emerges, these assumptions are continually evaluated and may from time to time be adjusted.

Fixed indexed annuities offer a variety of index options: policy credits that are calculated based on the performance of an outside equity market or other index over a specified term. The index options represent embedded derivative liabilities accounted for at fair value within policyholder deposit funds on the consolidated balance sheets with changes in fair value recorded in realized investment gains and losses in the consolidated statements of income and comprehensive income. The fair value of these index options is based on the impact of projected interest rates and equity markets and is discounted using the projected interest rate. Several additional inputs reflect our internally developed assumptions related to lapse rates and policyholder behavior.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

3. Basis of Presentation and Significant Accounting Policies (continued)

See Note 10 to these consolidated financial statements for additional information regarding embedded derivatives.

Policyholder deposit funds

Amounts received as payment for certain deferred annuities and other contracts without life contingencies are reported as deposits to policyholder deposit funds. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract owner as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date as well as accumulated policyholder dividends and the liability representing the fair value of embedded derivatives associated with those contracts.

Contingent liabilities

Management evaluates each contingent matter separately and in aggregate. Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

Demutualization and closed block

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of EGMs of closed block policies for the purpose of amortization of DAC.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to shareholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

Revenue recognition

We recognize premiums for participating life insurance products and other life insurance products as revenue when due from policyholders. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for universal life, variable universal life and other investment-type contracts are considered deposits and are not included in premiums. Revenues from these products consist primarily of fees assessed during the period against the policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts in proportion to EGPs.

Certain variable annuity contracts and fixed index annuity contract riders provide the holder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. The fee for these riders is recorded in fee income. These benefits are accounted for as insurance benefits. Certain variable annuity contracts features and fixed index annuity index options are considered embedded derivatives. See Note 10 to these consolidated financial statements for additional information.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

3. Basis of Presentation and Significant Accounting Policies (continued)

Reinsurance

Premiums, policy benefits and operating expenses related to our traditional life and term insurance policies are stated net of reinsurance ceded to other companies, except for amounts associated with certain modified coinsurance contracts which are reflected in the Company’s financial statements based on the application of the deposit method of accounting. Estimated reinsurance recoverables and the net estimated cost of reinsurance are recognized over the life of the reinsured treaty using assumptions consistent with those used to account for the policies subject to the reinsurance.

For universal life and variable universal life contracts, reinsurance premiums and ceded benefits are reflected net within policy benefits. Reinsurance recoverables are recognized in the same period as the related reinsured claim. The net cost or benefit of reinsurance (the present value of all expected ceded premium payments and expected future benefit payments) is recognized over the life of the reinsured treaty using assumptions consistent with those used to account for the policies subject to the reinsurance.

Operating expenses

Operating expenses are recognized on the accrual basis which are allocated to us. Expenses allocated may not be indicative of a standalone company. See Note 19 to these consolidated financial statements for additional information regarding the service agreement.

Income taxes

Income tax expense or benefit is recognized based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. Deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled. Valuation allowances on deferred tax assets are recorded to the extent that management concludes that it is more likely than not that an asset will not be realized.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryovers. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any increase or reduction in allowances in accordance with intraperiod allocation rules. We assess all significant tax positions to determine if a liability for an uncertain tax position is necessary and, if so, the impact on the current or deferred income tax balances. Also, if indicated, we recognize interest or penalties related to income taxes as a component of the income tax provision.

We are included in the consolidated federal income tax return filed by PNX and are party to a tax sharing agreement by and among PNX and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits generated by the Company will be provided at the earlier of when such loss or credit is utilized in the consolidated federal tax return and when the tax attribute would have otherwise expired.

Within the consolidated tax return, we are required by regulations of the Internal Revenue Service (“IRS”) to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.

Audit fees and other professional services associated with the Restatement

Professional fees associated with the restatement of our prior period financial statements are recognized and expensed as incurred. The fees associated with the restatement of the 2012 financial statements totaled $22.7 million in 2013. There were no restatement expenses allocated to the Company in 2014.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

4. Reinsurance

We use reinsurance agreements to limit potential losses, reduce exposure to larger risks and provide capital relief with regard to certain reserves.

The amount of risk ceded depends on our evaluation of the specific risk and applicable retention limits. For business sold prior to December 31, 2010, our retention limit on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies. Beginning January 1, 2011, our retention limit on new business is $5 million for single life and joint first-to-die policies and $6 million for second-to-die policies. We also assume reinsurance from other insurers.

Our reinsurance program cedes various types of risks to other reinsurers primarily under yearly renewable term and coinsurance agreements. Yearly renewable term and coinsurance agreements result in passing all or a portion of the risk to the reinsurer. Under coinsurance agreements on our traditional and term insurance policies, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Under our yearly renewable term agreements, the ceded premium represents a charge for the death benefit coverage.

Effective October 1, 2009, PHL Variable Insurance Company (“PHL Variable”) and Phoenix Life and Annuity Company coinsured all the benefit risks, net of existing reinsurance, on their term insurance business in force.

Trust agreements and irrevocable letters of credit aggregating $45.8 million at December 31, 2014 have been arranged with commercial banks in our favor to collateralize the ceded reserves. This includes $2.8 million of irrevocable letters of credit related to our discontinued group accident and health reinsurance operations.

We assume and cede business related to our discontinued group accident and health reinsurance operations. While we are not writing any new contracts, we are contractually obligated to continue to assume and cede premiums related to existing contracts. See Note 20 to these consolidated financial statements for additional information.

Reinsurance recoverable includes balances due from reinsurers for paid and unpaid losses and is presented net of an allowance for uncollectable reinsurance. The reinsurance recoverable balance is $559.1 million and $598.1 million as of December 31, 2014 and 2013, respectively. Other reinsurance activity is shown below.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

4. Reinsurance (continued)

Direct Business and Reinsurance in Continuing Operations:	For the years ended December 31,
($ in millions)	2014	2013	2012
		As restated	As revised

Direct premiums	$473.2	$501.8	$565.3
Premiums assumed	9.7	11.8	11.8
Premiums ceded [1]	(150.8)	(162.0)	(174.8)
Premiums	$332.1	$351.6	$402.3
Percentage of amount assumed to net premiums	2.9%	3.4%	2.9%

Direct policy benefits incurred	$785.3	$819.1	$812.9
Policy benefits assumed	42.5	22.7	68.7
Policy benefits ceded	(241.9)	(265.4)	(270.3)
Premiums paid [2]	95.8	83.1	96.9
Policy benefits [3]	$681.7	$659.5	$708.2

Direct life insurance in force	$95,811.4	$102,405.6	$111,682.7
Life insurance in force assumed	1,721.0	1,678.2	1,756.7
Life insurance in force ceded	(58,022.4)	(62,553.8)	(69,674.5)
Life insurance in force	$39,510.0	$41,530.0	$43,764.9
Percentage of amount assumed to net insurance in force	4.4%	4.0%	4.0%
———————

[1]	Primarily represents premiums ceded to reinsurers related to traditional whole life and term insurance policies.

[2]
For universal life and variable universal life contracts, premiums paid to reinsurers are reflected within policy benefits. See Note 3 to these consolidated financial statements for additional information regarding significant accounting policies.

[3]
Policy benefit amounts above exclude changes in reserves, interest credited to policyholders and other items, which total $437.5 million, $305.6 million and $454.2 million, net of reinsurance, for the years ended December 31, 2014, 2013 and 2012, respectively.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to the Company. Since we bear the risk of nonpayment, on a quarterly basis we evaluate the financial condition of our reinsurers and monitor concentrations of credit risk. Based on our review of their financial statements, reputation in the reinsurance marketplace and other relevant information, we believe that we have no material exposure to uncollectible life reinsurance. At December 31, 2014, five major reinsurance companies account for approximately 67% of the reinsurance recoverable.

5.    Demutualization and Closed Block

In 1999, we began the process of reorganizing and demutualizing our then principal operating company, Phoenix Home Life. We completed the process in June 2001, when all policyholder membership interests in this mutual company were extinguished and eligible policyholders of the mutual company received shares of PNX common stock, together with cash and policy credits, as compensation. To protect the future dividends of these policyholders, we also established a closed block for their existing policies.

Because closed block liabilities exceed closed block assets, we have a net closed block liability at December 31, 2014 and 2013, respectively. This net liability represents the maximum future earnings contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

5. Demutualization and Closed Block (continued)

Closed Block Assets and Liabilities:	As of December 31,
($ in millions)	2014	2013	Inception
		As restated

Available-for-sale debt securities	$5,877.0	$5,753.4	$4,773.1
Available-for-sale equity securities	91.7	76.5	—
Short-term investments	—	106.9	—
Limited partnerships and other investments	343.4	345.0	399.0
Policy loans	1,159.1	1,201.6	1,380.0
Fair value investments	59.8	42.5	—
Total closed block investments	7,531.0	7,525.9	6,552.1
Cash and cash equivalents	89.6	78.2	—
Accrued investment income	80.7	81.7	106.8
Reinsurance recoverable	19.1	26.8	—
Deferred income taxes, net	290.3	285.4	389.4
Other closed block assets	67.4	58.2	41.4
Total closed block assets	8,078.1	8,056.2	7,089.7
Policy liabilities and accruals	8,058.2	8,258.4	8,301.7
Policyholder dividends payable	201.9	207.8	325.1
Policy dividend obligation	714.8	497.7	—
Other closed block liabilities	48.0	65.9	12.3
Total closed block liabilities	9,022.9	9,029.8	8,639.1
Excess of closed block liabilities over closed block assets [1]	944.8	973.6	$1,549.4
Less: Excess of closed block assets over closed block liabilities attributable to noncontrolling interests	(11.8)	(8.0)
Excess of closed block liabilities over closed block assets attributable to Phoenix Life Insurance Company	$956.6	$981.6
———————

[1]
The maximum future earnings summary to inure to the benefit of the stockholders is represented by the excess of closed block liabilities over closed block assets. All unrealized investment gains (losses), net of income tax, have been allocated to the policyholder dividend obligation.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

5. Demutualization and Closed Block (continued)

Closed Block Revenues and Expenses and Changes in Policyholder Dividend Obligations:	For the years ended December 31,
($ in millions)	2014	2013	2012
		As restated	As revised
Closed block revenues
Premiums	$301.8	$317.8	$369.5
Net investment income	411.1	409.6	453.3
Net realized investment gains (losses)	12.8	16.6	9.2
Total revenues	725.7	744.0	832.0
Policy benefits	438.4	464.5	493.8
Other operating expenses	2.7	5.3	3.0
Total benefits and expenses	441.1	469.8	496.8
Closed block contribution to income before dividends and income taxes	284.6	274.2	335.2
Policyholder dividends	(244.6)	(235.7)	(291.8)
Closed block contribution to income before income taxes	40.0	38.5	43.4
Applicable income tax expense	13.3	13.4	15.0
Closed block contribution to income	26.7	25.1	28.4
Less: Closed block contribution to income attributable to noncontrolling interests	2.0	0.3	0.5
Closed block contribution to income attributable to Phoenix Life Insurance Company	$24.7	$24.8	$27.9

Policyholder dividend obligation
Policyholder dividends provided through earnings	$244.6	$235.7	$291.8
Policyholder dividends provided through OCI	138.8	(308.4)	165.7
Additions to (reductions of) policyholder dividend liabilities	383.4	(72.7)	457.5
Policyholder dividends paid	(172.2)	(178.6)	(214.5)
Increase (decrease) in policyholder dividend liabilities	211.2	(251.3)	243.0
Policyholder dividend liabilities, beginning of period	705.5	956.8	713.8
Policyholder dividend liabilities, end of period	916.7	705.5	956.8
Policyholder dividends payable, end of period	(201.9)	(207.8)	(223.8)
Policyholder dividend obligation, end of period	$714.8	$497.7	$733.0

The policyholder dividend obligation includes approximately $277.9 million and $202.1 million, respectively, for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization as of December 31, 2014 and 2013, respectively. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in net income. As of December 31, 2014 and 2013, the policyholder dividend obligation also includes $436.9 million and $295.6 million, respectively, of net unrealized gains on investments supporting the closed block liabilities.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

6. Deferred Policy Acquisition Costs
The balances of and changes in DAC as of and for the years ended December 31, are as follows:

Changes in Deferred Policy Acquisition Costs:	For the years ended December 31,
($ in millions)	2014	2013	2012
		As restated	As revised

Balance, beginning of period	$972.9	$917.1	$1,125.7
Policy acquisition costs deferred	84.4	67.6	69.2
Costs amortized to expenses:
Recurring costs	(133.4)	(120.6)	(143.3)
Assumption unlocking	(4.4)	25.4	(55.6)
Realized investment gains (losses)	14.4	(10.6)	0.8
Offsets to net unrealized investment gains or losses included in AOCI	(52.9)	94.0	(79.7)
Balance, end of period	$881.0	$972.9	$917.1

During the years ended December 31, 2014, 2013 and 2012, deferred expenses primarily consisted of third-party commissions related to fixed indexed annuity sales.

7.    Sales Inducements

The balances of and changes in sales inducements as of and for the years ended December 31, are as follows:

Changes in Deferred Sales Inducement Activity:	For the years ended December 31,
($ in millions)	2014	2013	2012
		As restated	As revised

Balance, beginning of period	$77.4	$63.9	$51.2
Sales inducements deferred	17.5	10.6	15.4
Amortization charged to income	(8.0)	(8.5)	(5.7)
Offsets to net unrealized investment gains or losses included in AOCI	(7.5)	11.4	3.0
Balance, end of period	$79.4	$77.4	$63.9

8.    Investing Activities

Debt and equity securities

The following tables present the debt and equity securities available-for-sale by sector held at December 31, 2014 and 2013, respectively. The unrealized loss amounts presented below include the non-credit loss component of OTTI losses. We classify these investments into various sectors in line with industry conventions.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

8. Investing Activities (continued)

Fair Value and Cost of Securities:	As of December 31, 2014
($ in millions)	Amortized Cost	Gross Unrealized Gains [1]	Gross Unrealized Losses [1]	Fair Value	OTTI Recognized in AOCI [2]

U.S. government and agency	$388.3	$55.2	$(0.1)	$443.4	$—
State and political subdivision	518.3	42.1	(2.5)	557.9	(1.1)
Foreign government	205.8	26.5	(1.4)	230.9	—
Corporate	7,949.7	533.9	(74.6)	8,409.0	(8.3)
Commercial mortgage-backed (“CMBS”)	602.9	48.4	(0.1)	651.2	(1.2)
Residential mortgage-backed (“RMBS”)	1,862.2	81.6	(11.9)	1,931.9	(25.5)
Collateralized debt obligation (“CDO”) / collateralized loan obligation (“CLO”)	197.5	2.7	(3.3)	196.9	(13.9)
Other asset-backed (“ABS”)	260.0	13.4	(4.7)	268.7	(1.8)
Available-for-sale debt securities	$11,984.7	$803.8	$(98.6)	$12,689.9	$(51.8)

Amounts applicable to the closed block	$5,451.3	$458.1	$(32.4)	$5,877.0	$(14.7)

Available-for-sale equity securities	$156.0	$25.1	$(1.6)	$179.5	$—

Amounts applicable to the closed block	$80.5	$12.3	$(1.1)	$91.7	$—
———————

[1]	Net unrealized investment gains and losses on securities classified as available-for-sale and certain other assets are included in our consolidated balance sheets as a component of AOCI.

[2]
Represents the amount of non-credit OTTI losses recognized in AOCI excluding net unrealized gains or losses subsequent to the date of impairment. The table above presents the special category of AOCI for debt securities that are other-than-temporarily impaired when the impairment loss has been split between the credit loss component (in earnings) and the non-credit component (separate category of AOCI).

Fair Value and Cost of Securities:	As of December 31, 2013, as restated
($ in millions)	Amortized Cost	Gross Unrealized Gains [1]	Gross Unrealized Losses [1]	Fair Value	OTTI Recognized in AOCI [2]

U.S. government and agency	$370.2	$36.2	$(2.6)	$403.8	$—
State and political subdivision	402.5	18.2	(10.2)	410.5	(1.1)
Foreign government	194.0	16.6	(0.7)	209.9	—
Corporate	7,271.1	424.8	(135.7)	7,560.2	(8.8)
CMBS	681.2	35.8	(3.2)	713.8	(3.4)
RMBS	1,892.5	41.9	(37.4)	1,897.0	(26.5)
CDO/CLO	220.5	5.8	(5.1)	221.2	(15.3)
Other ABS	311.1	14.8	(7.5)	318.4	(1.8)
Available-for-sale debt securities	$11,343.1	$594.1	$(202.4)	$11,734.8	$(56.9)

Amounts applicable to the closed block	$5,465.0	$362.6	$(74.2)	$5,753.4	$(16.5)

Available-for-sale equity securities	$119.3	$23.9	$(5.2)	$138.0	$—

Amounts applicable to the closed block	$69.3	$10.1	$(2.9)	$76.5	$—
———————

[1]	Net unrealized investment gains and losses on securities classified as available-for-sale and certain other assets are included in our consolidated balance sheets as a component of AOCI.

[2]
Represents the amount of non-credit OTTI losses recognized in AOCI excluding net unrealized gains or losses subsequent to the date of impairment. The table above presents the special category of AOCI for debt securities that are other-than-temporarily impaired when the impairment loss has been split between the credit loss component (in earnings) and the non-credit component (separate category of AOCI).

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

8. Investing Activities (continued)

Maturities of Debt Securities:	As of December 31, 2014
($ in millions)	Amortized Cost	Fair Value

Due in one year or less	$373.3	$379.1
Due after one year through five years	2,071.4	2,202.0
Due after five years through ten years	3,528.7	3,673.5
Due after ten years	3,088.7	3,386.6
CMBS/RMBS/ABS/CDO/CLO [1]	2,922.6	3,048.7
Total	$11,984.7	$12,689.9
———————

[1]	CMBS, RMBS, ABS, CDO and CLO are not listed separately in the table as each security does not have a single fixed maturity.

The maturities of debt securities, as of December 31, 2014, are summarized in the table above by contractual maturity. Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we have the right to put or sell certain obligations back to the issuers.

The following table depicts the sources of available-for-sale investment proceeds and related investment gains (losses).

Sales of Available-for-Sale Securities:	As of December 31,
($ in millions)	2014	2013	2012
		As restated	As revised
Debt securities, available-for-sale
Proceeds from sales	$446.1	$532.2	$346.4
Proceeds from maturities/repayments	1,219.8	1,542.4	1,514.7
Gross investment gains from sales, prepayments and maturities	41.5	44.8	46.3
Gross investment losses from sales and maturities	(17.4)	(1.9)	(11.4)

Equity securities, available-for-sale
Proceeds from sales	$24.2	$12.7	$22.5
Gross investment gains from sales	10.4	4.1	14.4
Gross investment losses from sales	(1.0)	(3.8)	(0.4)

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

8. Investing Activities (continued)

Aging of Temporarily Impaired Securities:	As of December 31, 2014
($ in millions)	Less than 12 months		Greater than 12 months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Debt Securities
U.S. government and agency	$—	$—	$2.7	$(0.1)	$2.7	$(0.1)
State and political subdivision	11.6	(0.6)	31.1	(1.9)	42.7	(2.5)
Foreign government	15.7	(1.4)	—	—	15.7	(1.4)
Corporate	643.0	(23.5)	652.8	(51.1)	1,295.8	(74.6)
CMBS	12.6	—	10.9	(0.1)	23.5	(0.1)
RMBS	8.4	(0.2)	226.7	(11.7)	235.1	(11.9)
CDO/CLO	57.9	(0.5)	96.3	(2.8)	154.2	(3.3)
Other ABS	13.8	(0.1)	16.0	(4.6)	29.8	(4.7)
Debt securities	763.0	(26.3)	1,036.5	(72.3)	1,799.5	(98.6)
Equity securities	5.6	(0.7)	15.2	(0.9)	20.8	(1.6)
Total temporarily impaired securities	$768.6	$(27.0)	$1,051.7	$(73.2)	$1,820.3	$(100.2)
Amounts inside the closed block	$266.8	$(11.7)	$387.8	$(21.8)	$654.6	$(33.5)
Amounts outside the closed block	$501.8	$(15.3)	$663.9	$(51.4)	$1,165.7	$(66.7)
Amounts outside the closed block that are below investment grade	$84.2	$(4.1)	$50.4	$(6.6)	$134.6	$(10.7)
Number of securities		158		210		368

Unrealized losses on below-investment-grade debt securities outside the closed block and inside the closed block with a fair value depressed by more than 20% of amortized cost totaled $3.2 million and $1.7 million, respectively, at December 31, 2014, of which $2.1 million and $0.1 million, respectively, were depressed by more than 20% of amortized cost for more than 12 months.

As of December 31, 2014, available-for-sale securities in an unrealized loss position for over 12 months consisted of 200 debt securities and 10 equity securities. These debt securities primarily relate to corporate securities, RMBS and other ABS, which have depressed values due primarily to an increase in interest rates since the purchase of these securities. Unrealized losses were not recognized in earnings on these debt securities since the Company neither intends to sell the securities nor do we believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Additionally, based on a security-by-security analysis, we expect to recover the entire amortized cost basis of these securities. In our evaluation of each security, management considers the actual recovery periods for these securities in previous periods of broad market declines. For securities with significant declines, individual security level analysis was performed, which considered any credit enhancements, expectations of defaults on underlying collateral and other available market data, including industry analyst reports and forecasts. Similarly, for equity securities in an unrealized loss position for greater than 12 months, management performed an analysis on a security-by-security basis. Although there may be sustained losses for greater than 12 months on these securities, additional information was obtained related to company performance which did not indicate that the additional losses were other-than-temporary.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

8. Investing Activities (continued)

Aging of Temporarily Impaired Securities:	As of December 31, 2013, as restated
($ in millions)	Less than 12 months		Greater than 12 months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Debt Securities
U.S. government and agency	$48.0	$(2.1)	$3.0	$(0.5)	$51.0	$(2.6)
State and political subdivision	120.1	(7.6)	10.7	(2.6)	130.8	(10.2)
Foreign government	41.0	(0.7)	—	—	41.0	(0.7)
Corporate	1,701.5	(86.5)	325.3	(49.2)	2,026.8	(135.7)
CMBS	93.7	(2.7)	10.4	(0.5)	104.1	(3.2)
RMBS	773.5	(24.4)	144.4	(13.0)	917.9	(37.4)
CDO/CLO	64.1	(0.6)	94.1	(4.5)	158.2	(5.1)
Other ABS	22.3	(0.1)	29.5	(7.4)	51.8	(7.5)
Debt securities	2,864.2	(124.7)	617.4	(77.7)	3,481.6	(202.4)
Equity securities	55.3	(4.3)	3.7	(0.9)	59.0	(5.2)
Total temporarily impaired securities	$2,919.5	$(129.0)	$621.1	$(78.6)	$3,540.6	$(207.6)
Amounts inside the closed block	$1,172.7	$(48.7)	$238.4	$(28.4)	$1,411.1	$(77.1)
Amounts outside the closed block	$1,746.8	$(80.3)	$382.7	$(50.2)	$2,129.5	$(130.5)
Amounts outside the closed block that are below investment grade	$76.4	$(3.4)	$52.9	$(7.9)	$129.3	$(11.3)
Number of securities		475		155		630

Unrealized losses on below-investment-grade debt securities outside the closed block and inside the closed block with a fair value depressed by more than 20% of amortized cost totaled $5.1 million and $4.8 million, respectively, at December 31, 2013, of which $2.7 million and $0, respectively, were depressed by more than 20% of amortized cost for more than 12 months.

As of December 31, 2013, available-for-sale securities in an unrealized loss position for over 12 months consisted of 149 debt securities and six equity securities. These debt securities primarily relate to corporate securities, RMBS and other ABS, which have depressed values due primarily to an increase in interest rates since the purchase of these securities. Unrealized losses were not recognized in earnings on these debt securities since the Company neither intends to sell the securities nor do we believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Additionally, based on a security-by-security analysis, we expect to recover the entire amortized cost basis of these securities. In our evaluation of each security, management considers the actual recovery periods for these securities in previous periods of broad market declines. For securities with significant declines, individual security level analysis was performed, which considered any credit enhancements, expectations of defaults on underlying collateral and other available market data, including industry analyst reports and forecasts. Similarly, for equity securities in an unrealized loss position for greater than 12 months, management performed an analysis on a security-by-security basis. Although there may be sustained losses for greater than 12 months on these securities, additional information was obtained related to company performance which did not indicate that the additional losses were other-than-temporary.

Evaluating temporarily impaired available-for-sale securities

In management’s evaluation of temporarily impaired securities, many factors about individual issuers of securities as well as our best judgment in determining the cause of a decline in the estimated fair value are considered in the assessment of potential near-term recovery in the security’s value. Some of those considerations include, but are not limited to: (i) duration of time and extent to which the estimated fair value has been below cost or amortized cost; (ii) for debt securities, if the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (iii) whether the issuer is experiencing significant financial difficulties and the potential for impairments of that issuer’s securities; (iv) pervasive issues across an entire industry sector/sub-sector; and (v) for structured securities, assessing any changes in the forecasted cash flows, the quality of underlying collateral, expectations of prepayment speeds, loss severity and payment priority of tranches held.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

8. Investing Activities (continued)

Other-than-temporary impairments

Management assessed all securities in an unrealized loss position in determining whether impairments were temporary or other-than-temporary. In reaching its conclusions, management exercised significant judgment and used a number of issuer-specific quantitative indicators and qualitative judgments to assess the probability of receiving a given security’s contractual cash flows. This included the issue’s implied yield to maturity, cumulative default rate based on rating, comparisons of issue-specific spreads to industry or sector spreads, specific trading activity in the issue and other market data such as recent debt tenders and upcoming refinancing requirements. Management also reviewed fundamentals such as issuer credit and liquidity metrics, business outlook and industry conditions. Management maintains a watch list of securities that is reviewed for impairments. Each security on the watch list was evaluated, analyzed and discussed, with the positive and negative factors weighed in the ultimate determination of whether or not the security was other-than-temporarily impaired. For securities for which no OTTI was ultimately indicated at December 31, 2014, management does not have the intention to sell, nor does it expect to be required to sell, these securities prior to their recovery.

OTTIs recorded on available-for-sale debt and equity securities were $8.1 million in 2014, $11.8 million in 2013 and $27.5 million in 2012. The 2014 impairments were driven primarily by deterioration in issuer credit and liquidity metrics, and business outlook.

The following table presents a roll-forward of pre-tax credit losses recognized in earnings related to available-for-sale debt securities for which a portion of the OTTI was recognized in OCI.

Credit Losses Recognized in Earnings on Available-for-Sale Debt Securities for which a Portion of the OTTI Loss was Recognized in OCI:	As of December 31,
($ in millions)	2014	2013	2012
		As restated	As revised

Balance, beginning of period	$(69.9)	$(71.1)	$(77.8)
Add: Credit losses on securities not previously impaired [1]	—	(1.1)	(6.7)
Add: Credit losses on securities previously impaired [1]	—	(4.1)	(13.1)
Less: Credit losses on securities impaired due to intent to sell	—	—	—
Less: Credit losses on securities sold	19.0	6.4	26.5
Less: Increases in cash flows expected on previously impaired securities	—	—	—
Balance, end of period	$(50.9)	$(69.9)	$(71.1)
———————

[1]
Additional credit losses on securities for which a portion of the OTTI loss was recognized in AOCI are included within net OTTI losses recognized in earnings on the consolidated statements of income and comprehensive income.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

8. Investing Activities (continued)

Limited partnerships and other investments

Limited Partnerships and Other Investments:	As of December 31,
($ in millions)	2014	2013
		As restated
Limited partnerships
Private equity funds	$241.1	$240.8
Mezzanine funds	162.4	180.4
Infrastructure funds	38.9	38.1
Hedge funds	10.7	13.0
Mortgage and real estate funds	3.7	3.3
Leveraged leases	11.8	16.8
Direct equity investments	49.6	44.5
Life settlements	19.2	18.4
Other alternative assets	2.2	2.8
Limited partnerships and other investments	$539.6	$558.1
Amounts applicable to the closed block	$343.4	$345.0

Equity method investees

The Company uses equity method accounting when it has more than a minor interest or influence of the partnership’s or limited liability company’s (“LLCs”) operations but does not have a controlling interest. Equity method income is recognized as earned by the investee. Management views the information reported from the underlying funds as the best information available to record its investments. Further, management is in direct communication with the fund managers to ensure accuracy of ending capital balances.

The following tables present the aggregated summarized financial information of certain equity method investees in limited partnerships and LLCs. For all three periods, the equity in earnings that we record through net investment income of these equity method investees in aggregate exceeds 10% of the Company’s income from continuing operations before income taxes.

Aggregated Summarized Balance Sheet Information of Equity Method Investees:	As of December 31,
($ in millions)	2014	2013
		As restated

Total assets	$58,694.1	$56,434.1
Total liabilities	$1,630.2	$1,654.0

Aggregated Net Investment Income:	For the years ended December 31,
($ in millions)	2014	2013	2012
		As restated	As revised

Total investment revenues	$2,329.9	$2,759.7	$2,389.6
Net income	$5,869.2	$9,297.3	$8,315.2

Summarized financial information for these equity method investees is reported on a three-month delay due to the timing of financial statements as of the current reporting period.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

8. Investing Activities (continued)

Leveraged leases

The Company records its investment in a leveraged lease net of the nonrecourse debt. The Company recognizes income on the leveraged leases by applying the estimated rate of return to the net investment in the lease. The Company regularly reviews the estimated residual values and, if necessary, impairs them to expected values.

Investment in leveraged leases, included in limited partnerships and other investments, consisted of the following:

Investment in Leveraged Leases:	2014	2013
($ in millions)		As restated
Rental receivables, net	$4.9	$10.1
Estimated residual values	7.3	7.3
Unearned income	(0.4)	(0.6)
Investment in leveraged leases	$11.8	$16.8

Rental receivables are generally due in periodic installments. The payments are made semi-annually and range from three to five years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or non-performing, which is assessed at least annually. The Company defines non-performing rental receivables as those that are 90 days or more past due. At December 31, 2014 and 2013, all rental receivables were performing. The deferred income tax liability related to leveraged leases was $9.5 million and $11.7 million at December 31, 2014 and 2013, respectively. The components of income from investment in leveraged leases, excluding net investment gains (losses) were as follows:

Investment Income after Income Tax from Investment in Leveraged Leases:	As of December 31,
($ in millions)	2014	2013	2012
		As restated	As revised

Income from investment in leveraged leases	$0.1	$0.1	$0.2
Less: Income tax expense on leveraged leases	—	—	(0.1)
Investment income after income tax from investment in leveraged leases	$0.1	$0.1	$0.1

Direct equity investments

Direct equity investments are equity interests in LLCs entered into on a co-investment basis with sponsors of private equity funds for strategic and capital appreciation purposes and are accounted for under the equity method. The Company records its share of earnings on a three-month delay when timely financial information is not available and the delivery of investee’s financial reporting occurs after the end of the current reporting period. Further, management has open communication with each fund manager and, to the extent financial information is available, receives quarterly statements from the underlying funds. Management also performed an analysis on the funds’ financial statements to assess reasonableness of information provided by third parties. Income recognized from our other direct equity investments was $7.8 million, $7.0 million and $1.0 million for the years ended December 31, 2014, 2013 and 2012, respectively.

We consolidate those direct equity investments which were determined to be VIE’s when we are the primary beneficiary. The undistributed earnings of direct equity investments not consolidated were $(1.5) million, $5.4 million and $(2.0) million at December 31, 2014, 2013 and 2012, respectively. Any future investment in these structures is discretionary.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

8. Investing Activities (continued)

The following table presents the carrying value and change in investment balance of non-consolidated direct equity investments:

Carrying Value and Change in Investment Balance of Non-Consolidated Direct Equity Investments:
($ in millions)

Balance as of December 31, 2012, as revised	$30.7
Net contributions (distributions)	6.8
Net income (loss)	7.0
Balance as of December 31, 2013, as restated	44.5
Net contributions (distributions)	(2.7)
Net income (loss)	7.8
Balance as of December 31, 2014	$49.6

Life settlements

During 2014, 2013 and 2012, income (losses) recognized on life settlement contracts were $0, $0.7 million and $0.9 million, respectively. These amounts are included in net investment income in the consolidated statements of income and comprehensive income. Our life settlement contracts reported above are monitored for impairment on a contract-by-contract basis annually. An investment in a life settlement contract is considered impaired if the undiscounted cash flows from the expected proceeds from the insurance policy are less than the carrying amount of the investment plus the expected costs to keep the policy in force. If an impairment loss is recognized, the investment is written down to fair value. Anticipated policy cash flows are based on the Company’s latest mortality assumptions. Impairment charges on life settlement contracts included in net realized capital gains (losses) totaled $0, $0 and $0.3 million in 2014, 2013 and 2012, respectively.

Remaining Life Expectancy of Insured: ($ in millions)	Number of Contracts	Carrying Value	Face Value (Death Benefits)

0-5 years	5	$11.1	$22.0
Thereafter	8	8.1	37.1
Total	13	$19.2	$59.1

At December 31, 2014, the anticipated life insurance premiums required to keep the life settlement contracts in force, payable in the next 12 months ending December 31, 2015 and the four succeeding years ending December 31, 2019 are $1.3 million, $1.0 million, $1.2 million, $1.1 million and $1.1 million, respectively.

Statutory deposits

Pursuant to certain statutory requirements, as of December 31, 2014 and 2013, our insurance company subsidiaries had on deposit securities with a fair value of $30.5 million and $31.1 million, respectively, in insurance department special deposit accounts. Our insurance company subsidiaries are not permitted to remove the securities from these accounts without approval of the regulatory authority.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

8. Investing Activities (continued)

Net investment income

Net investment income is comprised primarily of interest income, including amortization of premiums and accretion of discounts, based on yields which are changed due to expectations in projected cash flows, dividend income from common and preferred stock, gains and losses on securities measured at fair value and earnings from investments accounted for under equity method accounting.

Sources of Net Investment Income:	For the years ended December 31,
($ in millions)	2014	2013	2012
		As restated	As revised

Debt securities [1]	$581.6	$565.8	$605.1
Equity securities	9.2	7.2	4.3
Limited partnerships and other investments	65.3	58.3	63.7
Policy loans	167.4	160.0	161.5
Fair value investments	25.4	14.1	9.4
Total investment income	848.9	805.4	844.0
Less: Discontinued operations	1.1	1.3	2.1
Less: Investment expenses	16.9	13.6	13.8
Net investment income	$830.9	$790.5	$828.1
Amounts applicable to closed block	$411.1	$409.6	$453.3
———————

[1]	Includes net investment income on short-term investments.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

8. Investing Activities (continued)

Net realized investment gains (losses)

Sources and Types of Net Realized Investment Gains (Losses):	For the years ended December 31,
($ in millions)	2014	2013	2012
		As restated	As revised

Total other-than-temporary debt impairments	$(5.6)	$(7.0)	$(45.6)
Portion of losses recognized in OCI	(0.4)	(4.8)	22.9
Net debt impairments recognized in earnings	$(6.0)	$(11.8)	$(22.7)

Debt security impairments:
U.S. government and agency	$—	$—	$—
State and political subdivision	—	—	(0.6)
Foreign government	—	—	—
Corporate	(6.0)	(3.8)	(3.0)
CMBS	—	(2.7)	(4.1)
RMBS	—	(4.3)	(10.1)
CDO/CLO	—	(1.0)	(3.8)
Other ABS	—	—	(1.1)
Net debt security impairments	(6.0)	(11.8)	(22.7)
Equity security impairments	(2.1)	—	(4.8)
Limited partnerships and other investment impairments	—	—	(0.3)
Impairment losses	(8.1)	(11.8)	(27.8)
Debt security transaction gains	41.7	44.9	46.3
Debt security transaction losses	(17.4)	(1.9)	(11.4)
Equity security transaction gains	10.4	4.1	14.4
Equity security transaction losses	(1.0)	(3.8)	(0.4)
Limited partnerships and other investment transaction gains	—	0.8	7.8
Limited partnerships and other investment transaction losses	(0.7)	(4.4)	(2.2)
Net transaction gains (losses)	33.0	39.7	54.5
Derivative instruments	(20.8)	(27.7)	(50.4)
Embedded derivatives [1]	(45.9)	12.2	4.9
Assets valued at fair value	—	—	—
Net realized investment gains (losses), excluding impairment losses	(33.7)	24.2	9.0
Net realized investment gains (losses), including impairment losses	$(41.8)	$12.4	$(18.8)
———————

[1]
Includes the change in fair value of embedded derivatives associated with fixed index annuity indexed crediting feature and variable annuity riders. See Note 10 to these consolidated financial statements for additional disclosures.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

8. Investing Activities (continued)

Unrealized investment gains (losses)

Sources of Changes in Net Unrealized Investment Gains (Losses):	For the years ended December 31,
($ in millions)	2014	2013	2012
		As restated	As revised

Debt securities	$313.5	$(538.5)	$403.3
Equity securities	4.8	2.7	7.9
Other investments	(4.1)	0.6	(0.7)
Net unrealized investment gains (losses)	$314.2	$(535.2)	$410.5

Net unrealized investment gains (losses)	$314.2	$(535.2)	$410.5
Applicable to closed block policyholder dividend obligation	138.8	(308.4)	165.7
Applicable to DAC	52.9	(94.0)	79.7
Applicable to other actuarial offsets	54.0	(69.5)	70.3
Applicable to deferred income tax expense (benefit)	58.2	(20.6)	99.0
Offsets to net unrealized investment gains (losses)	303.9	(492.5)	414.7
Net unrealized investment gains (losses) included in OCI	$10.3	$(42.7)	$(4.2)

Consolidated variable interest entities

The Company regularly invests in private equity type fund structures which are VIEs. Entities which do not have sufficient equity at risk to allow the entity to finance its activities without additional financial support or in which the equity investors, as a group, do not have the characteristic of a controlling financial interest are referred to as VIEs. We perform ongoing assessments of our investments in VIEs to determine if we are the primary beneficiary. When we are the primary beneficiary of the entity we consolidate the VIE. The consolidated entities are all investment company-like structures which follow specialized investment company accounting and record underlying investments at fair value. The nature of the consolidated VIEs’ operations and purpose are private equity limited partnerships, single asset LLCs and a fund of fund investment structure and have investments in homogeneous types of assets. We consolidate these VIEs using the most recent financial information received from the partnerships. Recognition of operating results is generally on a three-month delay due to the timing of the related financial statements.

The following table presents the total assets and total liabilities relating to consolidated VIEs at December 31, 2014 and 2013.

Carrying Value of Assets and Liabilities for Consolidated Variable Interest Entities:	December 31, 2014			December 31, 2013, as restated
($ in millions)	Assets	Liabilities	Maximum Exposure to Loss [1]	Assets	Liabilities	Maximum Exposure to Loss [1]

Debt securities, at fair value [2]	$5.5	$—	$5.1	$3.6	$—	$3.2
Equity securities, at fair value [2]	35.0	—	30.0	29.4	—	24.7
Cash and cash equivalents	9.4	—	9.3	10.8	—	10.6
Investment in partnership interests	—	—	—	0.1	—	0.1
Investment in single asset LLCs	50.6	—	36.6	24.3	—	18.3
Other assets	0.6	—	0.5	0.6	—	0.5
Total assets of consolidated VIEs	$101.1	$—	$81.5	$68.8	$—	$57.4
Total liabilities of consolidated VIEs	$—	$0.6	$0.5	$—	$0.8	$0.6
———————

[1]
Creditors or beneficial interest holders of the consolidated VIEs have no recourse to our general credit. Our obligation to the VIEs is limited to the amount of our committed investment. We have not provided material financial or other support that was not contractually required to these VIEs. The maximum exposure to loss above at December 31, 2014 and 2013 excludes unfunded commitments of $11.9 million and $0, respectively.

[2]	Included in available-for-sale debt and equity securities, at fair value on the consolidated balance sheets.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

8. Investing Activities (continued)

Non-consolidated variable interest entities

We hold limited partnership interests with various VIEs primarily as a passive investor in private equity limited partnerships and through direct investments, in which the general partners are not related parties. As the Company is not the general partner in any VIE structures, consolidation is based on evaluation of the primary beneficiary. This analysis includes a review of the VIE’s capital structure, nature of the VIE’s operations and purpose and the Company’s involvement with the entity. When determining the need to consolidate a VIE, the design of the VIE is evaluated as well as any exposed risks of the Company’s investment. These investments are accounted for under the equity method of accounting and are included in limited partnerships and other investments on our consolidated balance sheets. We reassess our VIE determination with respect to an entity on an ongoing basis. The following table presents the carrying value of assets and liabilities and the maximum exposure to loss relating to significant VIEs for which we are not the primary beneficiary.

The carrying value of our investments in non-consolidated VIEs (based upon sponsor values and financial statements of the individual entities) for which we are not the primary beneficiary was $151.5 million and $172.6 million as of December 31, 2014 and 2013, respectively. The maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee. The Company has not provided nor intends to provide financial support to these entities unless contractually required. We do not have the contractual option to redeem these limited partnership interests but receive distributions based on the liquidation of the underlying assets. The Company must generally request general partner consent to transfer or sell its fund interests. The Company performs ongoing qualitative analysis of its involvement with VIEs to determine if consolidation is required.

Carrying Value of Assets and Liabilities and Maximum Exposure Loss Relating to Variable Interest Entities:	December 31, 2014			December 31, 2013, as restated
($ in millions)	Assets	Liabilities	Maximum Exposure to Loss [1]	Assets	Liabilities	Maximum Exposure to Loss [1]

Limited partnerships	$106.0	$—	$157.8	$116.7	$—	$171.6
LLCs	45.5	—	45.5	55.9	—	55.9
Total	$151.5	$—	$203.3	$172.6	$—	$227.5
———————

[1]
Creditors or beneficial interest holders of the VIEs have no recourse to our general credit. Our obligation to the VIEs is limited to the amount of our committed investment. We have not provided material financial or other support that was not contractually required to these VIEs.

In addition, the Company makes passive investments in structured securities issued by VIEs, for which the Company is not the manager, which are included in CMBS, RMBS, CDO/CLO and other ABS within available-for-sale debt securities, and in fair value investments, in the consolidated balance sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the size of our investment relative to the structured securities issued by the VIE, the level of credit subordination which reduces the Company’s obligation to absorb losses or right to receive benefits, and the Company’s lack of power over the activities that most significantly impact the economic performance of the VIEs. The Company’s maximum exposure to loss on these investments is limited to the amount of our investment.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

8. Investing Activities (continued)

Issuer and counterparty credit exposure

Credit exposure related to issuers and derivatives counterparties is inherent in investments and derivative contracts with positive fair value or asset balances. We manage credit risk through the analysis of the underlying obligors, issuers and transaction structures. We review our debt security portfolio regularly to monitor the performance of obligors and assess the stability of their credit ratings. We also manage credit risk through industry and issuer diversification and asset allocation. Included in fixed maturities are below-investment-grade assets totaling $816.8 million and $874.7 million at December 31, 2014 and 2013, respectively. Maximum exposure to an issuer or derivative counterparty is defined by quality ratings, with higher quality issuers having larger exposure limits. As of December 31, 2014, we were not exposed to the credit concentration risk of any issuer representing exposure greater than 10% of stockholders’ equity other than U.S. government and government agencies backed by the faith and credit of the U.S. government. We monitor credit exposures by actively monitoring dollar limits on transactions with specific counterparties. We have an overall limit on below-investment-grade rated issuer exposure. Additionally, the creditworthiness of counterparties is reviewed periodically. We generally use ISDA Master Agreements which include Credit Support Annexes which include collateral provisions to reduce counterparty credit exposures. To further mitigate the risk of loss on derivatives, we only enter into contracts in which the counterparty is a financial institution with a rating of A or higher from at least one Nationally Recognized Statistical Rating Organization.

As of December 31, 2014, we held derivative assets, net of liabilities, with a fair value of $75.7 million. Derivative credit exposure was diversified with 11 different counterparties. We also had investments of these issuers with a fair value of $289.4 million as of December 31, 2014. Our maximum amount of loss due to credit risk with these issuers was $365.1 million as of December 31, 2014. See Note 11 to these consolidated financial statements for additional information regarding derivatives.

9.    Financing Activities

Indebtedness

Indebtedness at Carrying Value:	As of December 31,
($ in millions)	2014	2013
		As restated

7.15% surplus notes	$126.2	$126.2
10.5% surplus notes	30.0	30.0
Total indebtedness	$156.2	$156.2

Our 7.15% surplus notes are due December 15, 2034. The carrying value of the 2034 notes is net of $0.5 million of unamortized original issue discount. Interest payments are at an annual rate of 7.15%, require the prior approval of the New York Department of Financial Services (the “NYDFS”) and may be made only out of surplus funds which the NYDFS determines to be available for such payments under New York Insurance Law. The notes may be redeemed at the option of Phoenix Life at any time at the “make-whole” redemption price set forth in the offering circular. New York Insurance Law provides that the notes are not part of the legal liabilities of Phoenix Life. On September 21, 2012, Phoenix Life repurchased $48.3 million par amount of its outstanding 7.15% surplus notes, including $0.2 million in original issue discount, for aggregate consideration of $36.2 million.

We have recorded indebtedness at unpaid principal balances of each instrument net of issue discount. The Company or its subsidiaries may, from time to time, purchase its debt securities in the open market subject to considerations including, but not limited to, market conditions, relative valuations, capital allocation and the determination that it is in the best interest of the Company and its stakeholders.

PHL Variable issued $30.0 million surplus notes on December 30, 2013 which were purchased by Phoenix. The notes are due on December 30, 2043. Interest payments are at an annual rate of 10.5%, require the prior approval of the Insurance Commissioner of the State of Connecticut and may be made only out of surplus funds as defined under applicable law and regulations of the State of Connecticut. Upon approval by the Insurance Commissioner, the notes may be redeemed at any time, either in whole or in part, at a redemption price of 100% plus accrued interest to the date set for the redemption. Connecticut Law provides that the notes are not part of the legal liabilities of PHL Variable.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

9. Financing Activities (continued)

Future minimum annual principal payments on indebtedness as of December 31, 2014 is $126.7 million in 2034 and $30.0 million in 2043. There are no debt maturities in 2015 through 2019.

Interest Expense on Indebtedness, including Amortization of Debt Issuance Costs:	For the years ended December 31,
($ in millions)	2014	2013	2012
		As restated	As revised

7.15% Surplus notes	$9.1	$9.1	$11.6
10.5% Surplus notes	3.1	—	—
Interest expense on indebtedness	$12.2	$9.1	$11.6

10.    Separate Accounts, Death Benefits and Other Insurance Benefit Features and Embedded Product Derivatives

Separate accounts

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. We have variable annuity and variable life insurance contracts that are classified as separate account products. The assets supporting these contracts are carried at fair value and are reported as separate account assets with an equivalent amount reported as separate account liabilities. Amounts assessed against the policyholder for mortality, administration and other services are included within revenue in fee income. In 2014 and 2013, there were no gains or losses on transfers of assets from the general account to a separate account.

Assets with fair value and carrying value of $2.6 billion and $2.0 billion at December 31, 2014 and 2013, respectively, supporting fixed indexed annuities are maintained in accounts that are legally segregated from the other assets of the Company, but policyholders do not direct the investment of those assets and the investment performance does not pass through to the policyholders. These assets supporting fixed indexed annuity contracts are reported within the respective investment line items on the consolidated balance sheets.

Separate Account Investments of Account Balances of Variable Annuity Contracts with Insurance Guarantees:	As of December 31,
($ in millions)	2014	2013
		As restated

Debt securities	$375.9	$433.0
Equity funds	1,638.6	1,920.4
Other	49.9	64.3
Total	$2,064.4	$2,417.7

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

10. Separate Accounts, Death Benefits and Other Insurance Benefit Features and Embedded Product Derivatives (continued)

Death benefits and other insurance benefit features

Variable annuity guaranteed benefits

We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

•
Liabilities associated with the guaranteed minimum death benefit (“GMDB”) are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the expected life of the contract based on total expected assessments. The assumptions used for calculating the liabilities are generally consistent with those used for amortizing DAC.

•
Liabilities associated with the guaranteed minimum income benefit (“GMIB”) are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for amortizing DAC.

For variable annuities with GMDB and GMIB, reserves for these guarantees are calculated and recorded in policy liabilities and accruals on our consolidated balance sheets. Changes in the liability are recorded in policy benefits on our consolidated statements of income and comprehensive income. We regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

Changes in Variable Annuity Guaranteed Insurance Benefit Liability Balances:	For the year ended December 31, 2014
($ in millions)	Annuity GMDB	Annuity GMIB

Balance, beginning of period	$22.7	$9.8
Incurred	1.8	2.1
Paid	(3.7)	(0.2)
Change due to net unrealized gains or losses included in AOCI	0.1	—
Assumption unlocking	0.5	5.4
Balance, end of period	$21.4	$17.1

Changes in Variable Annuity Guaranteed Insurance Benefit Liability Balances:	For the year ended December 31, 2013, as restated
($ in millions)	Annuity GMDB	Annuity GMIB

Balance, beginning of period	$15.9	$21.7
Incurred	2.1	(3.6)
Paid	(3.7)	—
Change due to net unrealized gains or losses included in AOCI	—	(0.1)
Assumption unlocking	8.4	(8.2)
Balance, end of period	$22.7	$9.8

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

10. Separate Accounts, Death Benefits and Other Insurance Benefit Features and Embedded Product Derivatives (continued)

Changes in Variable Annuity Guaranteed Insurance Benefit Liability Balances:	For the year ended December 31, 2012, as revised
($ in millions)	Annuity GMDB	Annuity GMIB

Balance, beginning of period	$16.4	$17.6
Incurred	0.6	4.0
Paid	(1.1)	—
Change due to net unrealized gains or losses included in AOCI	—	0.3
Assumption unlocking	—	(0.2)
Balance, end of period	$15.9	$21.7

For those guarantees of benefits that are payable in the event of death, the net amount at risk (“NAR”) is generally defined as the benefit payable in excess of the current account balance at our balance sheet date. We have entered into reinsurance agreements to reduce the net amount of risk on certain death benefits. Following are the major types of death benefits currently in force:

GMDB and GMIB Benefits by Type:	December 31, 2014
($ in millions)	Account Value	NAR before Reinsurance	NAR after Reinsurance	Average Attained Age of Annuitant

GMDB return of premium	$661.5	$1.6	$1.6	63
GMDB step up	1,723.2	112.2	13.4	64
GMDB earnings enhancement benefit (“EEB”)	29.1	—	—	65
GMDB greater of annual step up and roll up	22.7	4.8	4.8	69
Total GMDB at December 31, 2014	2,436.5	$118.6	$19.8
Less: General account value with GMDB	378.6
Subtotal separate account liabilities with GMDB	2,057.9
Separate account liabilities without GMDB	962.8
Total separate account liabilities	$3,020.7
GMIB [1] at December 31, 2014	$319.6			65

GMDB and GMIB Benefits by Type:	December 31, 2013, as restated
($ in millions)	Account Value	NAR before Reinsurance	NAR after Reinsurance	Average Attained Age of Annuitant

GMDB return of premium	$770.3	$2.1	$2.1	63
GMDB step up	1,974.7	117.9	9.9	64
GMDB earnings enhancement benefit (“EEB”)	36.0	0.1	0.1	64
GMDB greater of annual step up and roll up	26.7	4.8	4.8	68
Total GMDB at December 31, 2013	2,807.7	$124.9	$16.9
Less: General account value with GMDB	403.3
Subtotal separate account liabilities with GMDB	2,404.4
Separate account liabilities without GMDB	997.9
Total separate account liabilities	$3,402.3
GMIB [1] at December 31, 2013	$398.6			64
———————

[1]
Policies with a GMIB also have a GMDB, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMIB is released. Similarly, when a policy goes into benefit status on a GMIB, its GMDB NAR is released.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

10. Separate Accounts, Death Benefits and Other Insurance Benefit Features and Embedded Product Derivatives (continued)

Return of Premium: The death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).

Step Up: The death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior to the oldest original owner attaining a certain age. On and after the oldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the oldest original owner’s attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.

Earnings Enhancement Benefit: The death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB. The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.

Greater of Annual Step Up and Annual Roll Up: The death benefit is the greatest of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the current account value prior to the oldest original owner attaining age 81. On and after the oldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the oldest original owner’s attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

GMIB: The benefit is a series of monthly fixed annuity payments paid upon election of the rider. The monthly benefit is based on the greater of the sum of premiums (less any adjusted partial withdrawals) accumulated at an effective annual rate on the exercise date or 200% of the premiums paid (less any adjusted partial withdrawals) and a set of annuity payment rates that vary by benefit type and election age.

Fixed indexed annuity guaranteed benefits

Many of our fixed indexed annuities contain guaranteed benefits. We establish policy benefit liabilities for minimum death and minimum withdrawal benefit guarantees relating to these policies as follows:

•
Liabilities associated with the GMWB and Chronic Care guarantees are determined by estimating the value of the withdrawal benefits expected to be paid after the projected account value depletes and recognizing the value ratably over the accumulation period based on total expected assessments. Liabilities associated with the GMWB for the fixed indexed annuities differ from those contained on variable annuities in that the GMWB feature and the underlying contract, exclusive of the equity index crediting option, are fixed income instruments.

•
Liabilities associated with the GMDB are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the expected life of the contract based on total expected assessments.

The assumptions used for calculating GMWB, GMDB and Chronic Care guarantees are generally consistent with those used for amortizing DAC. We regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised. The GMWB, GMDB and Chronic Care guarantees on fixed indexed annuities are recorded in policy liabilities and accruals on our consolidated balance sheets.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

10. Separate Accounts, Death Benefits and Other Insurance Benefit Features and Embedded Product Derivatives (continued)

Changes in Fixed Indexed Annuity Guaranteed Liability Balances:	Fixed Indexed Annuity GMWB and GMDB
($ in millions)	For the years ended December 31,
	2014	2013	2012
		As restated	As revised

Balance, beginning of period	$85.4	$102.1	$5.6
Incurred	33.4	60.8	37.2
Paid	(0.3)	(0.3)	—
Change due to net unrealized gains or losses included in AOCI	35.9	(58.5)	59.3
Assumption unlocking	(7.4)	(18.7)	—
Balance, end of period	$147.0	$85.4	$102.1

Universal life

Liabilities for universal life contracts in excess of the account balance, some of which contain secondary guarantees, are generally determined by estimating the expected value of benefits and expenses when claims are triggered and recognizing those benefits and expenses over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are generally consistent with those used for amortizing DAC.

Changes in Universal Life Guaranteed Liability Balances:	Universal Life Secondary Guarantees
($ in millions)	For the years ended December 31,
	2014	2013	2012
		As restated	As revised

Balance, beginning of period	$170.6	$138.5	$114.6
Incurred	39.9	37.9	29.3
Paid	(15.3)	(14.3)	(9.5)
Change due to net unrealized gains or losses included in AOCI	2.2	(2.4)	2.4
Assumption unlocking	(1.6)	10.9	1.7
Balance, end of period	$195.8	$170.6	$138.5

In addition, the universal life block of business has experience which produces profits in earlier periods followed by losses in later periods for which additional reserves are required to be held above the account value liability. These reserves are accrued ratably over historical and anticipated positive income to offset the future anticipated losses. The assumptions used in estimating these liabilities are generally consistent with those used for amortizing DAC. The most significant driver of the positive 2014 unlock results in these reserves was the extension of mortality improvement for an additional year, which reduced overall expected mortality expense.

Changes in Universal Life Additional Liability Balances:	Universal Life Profits Followed by Losses
($ in millions)	For the years ended December 31,
	2014	2013	2012
		As restated	As revised

Balance, beginning of period	$249.1	$311.7	$209.8
Incurred	106.4	66.2	44.0
Change due to net unrealized gains or losses included in AOCI	9.0	1.1	16.8
Assumption unlocking	(13.0)	(129.9)	41.1
Balance, end of period	$351.5	$249.1	$311.7

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

10. Separate Accounts, Death Benefits and Other Insurance Benefit Features and Embedded Product Derivatives (continued)

Embedded derivatives

Variable annuity embedded derivatives

Certain separate account variable products may contain a GMWB, GMAB and/or COMBO rider. These features are accounted for as embedded derivatives as described below.

Variable Annuity Embedded Derivatives Non-Insurance Guaranteed Product Features:	As of December 31, 2014
($ in millions)	Account Value	Average Attained Age of Annuitant

GMWB	$496.8	65
GMAB	315.6	59
COMBO	7.1	65
Balance, end of period	$819.5

Variable Annuity Embedded Derivatives Non-Insurance Guaranteed Product Features:	As of December 31, 2013, as restated
($ in millions)	Account Value	Average Attained Age of Annuitant

GMWB	$581.5	64
GMAB	382.2	59
COMBO	7.2	63
Balance, end of period	$970.9

The GMWB rider guarantees the contract owner a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, these contracts have a feature that allows the contract owner to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract owner with a minimum accumulation of the contract owner’s purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The COMBO rider includes either the GMAB or GMWB rider as well as the GMDB rider at the contract owner’s option.

The GMWB, GMAB and COMBO features represent embedded derivative liabilities in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. These liabilities are recorded at fair value within policyholder deposit funds on the consolidated balance sheets with changes in fair value recorded in realized investment gains on the consolidated statements of income and comprehensive income. The fair value of the GMWB, GMAB and COMBO obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, contracts mature and actual policyholder behavior emerges, these assumptions are continually evaluated and may from time to time be adjusted. Embedded derivative liabilities for GMWB, GMAB and COMBO are shown in the table below.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

10. Separate Accounts, Death Benefits and Other Insurance Benefit Features and Embedded Product Derivatives (continued)

Variable Annuity Embedded Derivative Liabilities:	As of December 31,
($ in millions)	2014	2013
		As restated

GMWB	$7.3	$(5.1)
GMAB	(0.3)	1.4
COMBO	(0.2)	(0.4)
Total variable annuity embedded derivative liabilities	$6.8	$(4.1)

There were no benefit payments made for the GMWB and GMAB during 2014 and 2013. We have established a risk management strategy under which we hedge our GMAB, GMWB and COMBO exposure using equity index options, equity index futures, equity index variance swaps, interest rate swaps and swaptions.

Fixed indexed annuity embedded derivatives

Fixed indexed annuities may also contain a variety of index-crediting options: policy credits that are calculated based on the performance of an outside equity market or other index over a specified term. These index options are embedded derivative liabilities that are required to be reported separately from the host contract. These index options are accounted for at fair value and recorded in policyholder deposits within the consolidated balance sheets with changes in fair value recorded in realized investment gains, in the consolidated statements of income and comprehensive income. The fair value of these index options is calculated using the budget method. See Note 12 to these consolidated financial statements for additional information. Several additional inputs reflect our internally developed assumptions related to lapse rates and other policyholder behavior. The fair value of these embedded derivatives was $153.9 million and $91.9 million as of December 31, 2014 and 2013, respectively. In order to manage the risk associated with these equity indexed-crediting features, we hedge using equity index options. See Note 11 to these consolidated financial statements for additional information.

Embedded derivatives realized gains and losses

Changes in the fair value of embedded derivatives associated with variable annuity and fixed indexed annuity contracts are recorded as realized investment gains and losses within the consolidated statements of income and comprehensive income. Embedded derivatives gains and (losses) recognized in earnings are $(45.9) million, $12.2 million and $4.9 million for the years ended December 31, 2014, 2013 and 2012, respectively.

11.    Derivative Instruments

We use derivative financial instruments, including options, futures and swaps as a means of hedging exposure to interest rate, equity price change, equity volatility and foreign currency risk. This includes our surplus hedge which utilizes futures and options to hedge against declines in equity markets and the resulting statutory capital and surplus impact, as well as our fixed indexed annuity (“FIA”) separate account hedge which uses interest rate swaptions to hedge against rising interest rates. We also use derivative instruments to economically hedge our exposure on living benefits offered on certain of our variable annuity products as well as index credits on our FIA products.

The Company seeks to enter into over-the-counter (“OTC”) derivative transactions pursuant to master agreements that provide for a netting of payments and receipts by counterparty. As of December 31, 2014 and 2013, $18.6 million and $28.2 million, respectively, of cash and cash equivalents were held as collateral by a third party related to our derivative transactions.

Our derivatives are not designated as hedges for accounting purposes.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

11. Derivative Instruments (continued)

Derivative Instruments:	Maturity	Notional Amount	Fair Value as of December 31, 2014
($ in millions)			Assets	Liabilities [1]

Interest rate swaps	2016 - 2029	$114.0	$9.7	$1.9
Variance swaps	2015 - 2017	0.9	—	8.6
Swaptions	2024 - 2025	777.0	0.1	—
Put options	2015 - 2022	692.5	31.1	—
Call options [2]	2015 - 2019	2,019.2	119.8	74.6
Cross currency swaps	2016	10.0	0.6	—
Equity futures	2015	4.1	—	0.5
Total derivative instruments		$3,617.7	$161.3	$85.6
———————

[1]	Derivative liabilities are included in other liabilities on the consolidated balance sheets.

[2]	Includes a contingent receivable of $1.5 million.

Derivative Instruments:	Maturity	Notional Amount	Fair Value as of December 31, 2013
($ in millions)			Assets	Liabilities [1]

Interest rate swaps	2016 - 2027	$139.0	$3.9	$6.8
Variance swaps	2015 - 2017	0.9	—	7.9
Swaptions	2024 - 2025	3,902.0	30.7	—
Put options	2015 - 2022	406.0	31.1	—
Call options [2]	2014 - 2018	1,701.6	163.1	96.1
Cross currency swaps	2016	10.0	—	0.7
Equity futures	2014	160.6	—	5.3
Total derivative instruments		$6,320.1	$228.8	$116.8
———————

[1]	Derivative liabilities are included in other liabilities on the consolidated balance sheets.

[2]	Includes a contingent receivable of $1.9 million.

Derivative Instrument Gains (Losses) Recognized in Realized Investment Gains (Losses):	For the years ended December 31,
($ in millions)	2014	2013	2012
		As restated	As revised

Interest rate swaps	$11.0	$(11.4)	$(0.9)
Variance swaps	(0.7)	(3.6)	(7.9)
Swaptions	(30.6)	17.3	(0.2)
Put options	(4.8)	(42.3)	(22.0)
Call options	18.5	59.3	0.1
Cross currency swaps	1.3	(0.5)	(0.1)
Equity futures	(15.5)	(46.5)	(19.4)
Embedded derivatives	(45.9)	12.2	4.9
Total derivative instrument gains (losses) recognized in realized investment gains (losses)	$(66.7)	$(15.5)	$(45.5)

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

11. Derivative Instruments (continued)

Interest Rate Swaps

We maintain an overall interest rate risk management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments. We use interest rate swaps that effectively convert variable rate cash flows to fixed cash flows in order to hedge the interest rate risks associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities.

Interest Rate Options

We use interest rate options, such as swaptions, to hedge against market risks to assets or liabilities from substantial changes in interest rates. An interest rate swaption gives us the right but not the obligation to enter into an underlying swap. Swaptions are options on interest rate swaps. All of our swaption contracts are receiver swaptions, which give us the right to enter into a swap where we will receive the agreed-upon fixed rate and pay the floating rate. If the market conditions are favorable and the swap is needed to continue hedging our in force liability business, we will exercise the swaption and enter into a fixed rate swap. If a swaption contract is not exercised by its option maturity date, it expires with no value.

Exchange Traded Future Contracts

We use equity index futures to hedge the market risks from changes in the value of equity indices, such as S&P 500, associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities. Positions are short-dated, exchange-traded futures with maturities of three months.

Equity Index Options

We use equity indexed options to hedge against market risks from changes in equity markets, volatility and interest rates.

An equity index option affords us the right to make or receive payments based on a specified future level of an equity market index. We may use exchange-trade or OTC options.

Generally, we have used a combination of equity index futures, interest rate swaps, variance swaps and long-dated put options to hedge our GMAB and GMWB liabilities and equity index call options to hedge our indexed annuity option liabilities.

Cross Currency Swaps

We use cross currency swaps to hedge against market risks from changes in foreign currency exchange rates. Currency swaps are used to swap bond asset cash flows denominated in a foreign currency back to U.S. dollars. Under foreign currency swaps, we agree with another party (referred to as the counterparty) to exchange principal and periodic interest payments denominated in foreign currency for payments in U.S. dollars.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

11. Derivative Instruments (continued)

Offsetting of Derivative Assets/Liabilities

The Company may enter into netting agreements with counterparties that permit the Company to offset receivables and payables with such counterparties. The following tables present the gross fair value amounts, the amounts offset and net position of derivative instruments eligible for offset in the Company’s consolidated balance sheets that are subject to an enforceable master netting arrangement upon certain termination events, irrespective of whether they are offset in the balance sheet.

Offsetting of Derivative Assets/Liabilities:	As of December 31, 2014
($ in millions)	Gross amounts recognized [1]	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Gross amounts not offset in the balance sheet		Net amount
				Financial instruments	Cash collateral pledged [2]

Total derivative assets	$161.3	$—	$161.3	$(82.5)	$—	$78.8
Total derivative liabilities	$(85.6)	$—	$(85.6)	$82.5	$3.1	$—

Offsetting of Derivative Assets/Liabilities:	As of December 31, 2013, as restated
($ in millions)	Gross amounts recognized [1]	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Gross amounts not offset in the balance sheet		Net amount
				Financial instruments	Cash collateral pledged [2]

Total derivative assets	$228.8	$—	$228.8	$(110.3)	$—	$118.5
Total derivative liabilities	$(116.8)	$—	$(116.8)	$110.3	$6.5	$—
———————

[1]	Amounts include all derivative instruments, irrespective of whether there is a legally enforceable master netting arrangement in place.

[2]
Cash collateral pledged with derivative counterparties is recorded within other assets on the consolidated balance sheets. The Company pledges cash collateral to offset certain individual derivative liability positions with certain counterparties. Cash collateral of $15.5 million and $21.7 million as of December 31, 2014 and 2013, respectively, that exceeds the net liability resulting from the aggregate derivative positions with a corresponding counterparty is excluded.

Contingent features

Derivative counterparty agreements may contain certain provisions that require our insurance companies’ financial strength rating to be above a certain threshold. If our financial strength ratings were to fall below a specified rating threshold, certain derivative counterparties could request immediate payment or demand immediate and ongoing full collateralization on derivative instruments in net liability positions, or trigger a termination of existing derivatives and/or future derivative transactions.

In certain derivative counterparty agreements, our financial strength ratings are below the specified threshold levels. However, the Company held no derivative instruments as of December 31, 2014 in a net aggregate liability position payable to any counterparty (i.e., such derivative instruments have fair values in a net asset position payable to the Company if such holdings were liquidated).

12.    Fair Value of Financial Instruments

ASC 820-10 defines and establishes the framework for measuring fair value. The framework is based on inputs that are used in the valuation and a fair value hierarchy based on the quality of those inputs. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

12. Fair Value of Financial Instruments (continued)

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The input levels are defined as follows:

•
Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 securities include highly liquid government bonds and exchange-traded equities.

•
Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument. Examples of such instruments include government-backed mortgage products, certain collateralized mortgage and debt obligations and certain high-yield debt securities.

•
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement. Unobservable inputs reflect management’s own assumptions about inputs in which market participants would use in pricing these types of assets or liabilities. Level 3 financial instruments include values which are determined using pricing models and third-party evaluation. Additionally, the determination of some fair value estimates utilizes significant management judgments or best estimates.

Investments for which fair value is based upon unadjusted quoted market prices are reported as Level 1. The number of quotes the issuer obtains per instrument will vary depending on the security type and availability of pricing data from independent third-party, nationally recognized pricing vendors. The Company has defined a pricing hierarchy among pricing vendors to determine ultimate value used and also reviews significant discrepancies among pricing vendors to determine final value used. Prices from pricing services are not adjusted, but the Company may obtain a broker quote or use an internal model to price a security if it believes vendor prices do not reflect fair value. When quoted prices are not available, we use these pricing vendors to give an estimated fair value. If quoted prices, or an estimated price from our pricing vendors are not available or we determine that the price is based on disorderly transactions or in inactive markets, fair value is based upon internally developed models or obtained from an independent third-party broker. We primarily use market-based or independently sourced market parameters, including interest rate yield curves, option volatilities and currency rates. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments include amounts to reflect counterparty credit quality, our own creditworthiness, liquidity and unobservable parameters that are applied consistently over time.

Management is responsible for the fair value of investments and the methodologies and assumptions used to estimate fair value. The fair value process is evaluated quarterly by the Pricing Committee, which is comprised of the Chief Investment Officer, Chief Accounting Officer and the Head of Investment Accounting. The purpose of the committee is to ensure the Company follows objective and reliable valuation practices, as well as approving changes to valuation methodologies and pricing sources. Using professional judgment and experience, we evaluate and weigh the relevance and significance of all readily available market information to determine the best estimate of fair value.

The fair values of Level 2 investments are determined by management after considering prices from our pricing vendors. Fair values for debt securities are primarily based on yield curve analysis along with ratings and spread data. Other inputs may be considered for fair value calculations including published indexed data, sector specific performance, comparable price sources and similar traded securities. Management reviews all Level 2 and Level 3 market prices on a quarterly basis.

The following is a description of our valuation methodologies for assets and liabilities measured at fair value. Such valuation methodologies were applied to all of the assets and liabilities carried at fair value in each respective classification.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

12. Fair Value of Financial Instruments (continued)

Debt securities

We use pricing vendors to estimate fair value for the majority of our public debt securities. The pricing vendors’ estimates are based on market data and use pricing models that vary by asset class and incorporate available trade, bid and other market information. The methodologies used by these vendors are reviewed and understood by management through discussion with and information provided by these vendors. The Company assesses the reasonableness of individual security values received from valuation pricing vendors through various analytical techniques. Management also assesses whether the assumptions used appear reasonable and consistent with the objective of determining fair value. When our pricing vendors are unable to obtain evaluations based on market data, fair value is determined by obtaining a direct broker quote. Management reviews these broker quotes and valuation techniques to determine whether they are appropriate and consistently applied. Broker quotes are evaluated based on the Company’s assessment of the broker’s knowledge of, and history in trading, the security and the Company’s understanding of inputs used to derive the broker quote. Management also assesses reasonableness of individual security values similar to the vendor pricing review noted above.

For our private placement investments, we estimated fair value using internal models. Private placement securities are generally valued using a matrix pricing approach which categorizes these securities into groupings using remaining average life and credit rating as the two criteria to determine a grouping. The Company obtains current credit spread information from private placement dealers based on the criteria described and adds that spread information to U.S. Treasury rates corresponding to the life of each security to determine a discount rate for pricing. A small number of private placement securities are internally valued using models or analyst judgment. Fair values determined internally are also subject to management review to ensure that valuation models and inputs appear reasonable.

U.S. Government and Agency Securities

We value public U.S. government and agency debt by obtaining fair value estimates from our pricing vendors. For our private placement government and agency debt, our fair value is based on internal models using either a discounted cash flow or spread matrix which incorporates U.S. Treasury yields, market spreads and average life calculations. For short-term investments, we equate fair value to amortized cost due to their relatively short duration and limited exposure to credit risk.

State and Political Subdivisions

Public state and political subdivision debt is valued by obtaining fair value estimates from our pricing vendors. For our private placement debt securities, our fair value is based on internal models using either a discounted cash flow or spread matrix which incorporates U.S. Treasury yields, market spreads and average life calculations.

Foreign Government

We obtain fair value estimates from our pricing vendor to value foreign government debt.

Corporate Bonds

For the majority of our public corporate debt, we obtain fair value estimates from our pricing vendors. For public corporate debt in which we cannot obtain fair value estimates from our pricing vendors, we receive a direct quote from a broker. In most cases, we will obtain a direct broker quote from the broker that facilitated the deal. For our private placement debt securities, our fair value is based on internal models using either a discounted cash flow or spread matrix which incorporates U.S. Treasury yields, market spreads and average life calculations. For private fixed maturities, fair value is determined using a discounted cash flow model, which utilizes a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions and takes into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. In determining the fair value of certain debt securities, the discounted cash flow model may also use unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the security.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

12. Fair Value of Financial Instruments (continued)

RMBS, CMBS, CDO/CLO and Other ABS

For structured securities, the majority of the fair value estimates are provided by our pricing vendors. When a fair value estimate is not available from the pricing vendors, we estimate fair value using direct broker quotes or internal models which use a discounted cash flow technique. These models consider the best estimate of cash flows until maturity to determine our ability to collect principal and interest and compare this to the anticipated cash flows when the security was purchased. In addition, management judgment is used to assess the probability of collecting all amounts contractually due to us. After consideration is given to the available estimates relevant to assessing the collectibility, including historical events, current conditions and reasonable forecasts, an estimate of future cash flows is determined. This includes evaluating the remaining payment terms, prepayment speeds, the underlying collateral, expected defaults using current default data and the financial condition of the issuer. Other factors considered are composite credit ratings, industry forecast, analyst reports and other relevant market data, similar to those the Company believes market participants would use.

Equity securities

Private Equity Investments

The fair value of non-public private equity is estimated using the valuation of the lead investor (“sponsor value”), typically a general partner of an investment in a limited partnership in which we invest. The sponsors, or lead investors/underwriters of these investments, account for them on an equity basis. The Company will then obtain securities fair value from these sponsors to infer the appropriate fair value for its holdings in the same or similar investment. If we cannot determine a price using the sponsor value, we estimate the fair value using management’s professional judgment. Management evaluates many inputs including, but not limited to, current operating performance, future expectations of the investment, industry valuations of comparable public companies and changes in market outlook and third-party financing environment over time. Financial information for these investments is reported on a three-month delay due to the timing of financial statements as of the current reporting period.

Public Equity

Our publicly held common equity securities are generally obtained through the initial public offering of privately-held equity investments and are reported at the estimated fair value determined based on quoted prices in active markets. To the extent these securities have readily determinable exchange based prices, the securities are categorized as Level 1 of our hierarchy. If management determines there are liquidity concerns or exchange based information for the specific securities in our portfolio is not available, the securities are categorized as Level 2. For our preferred equity securities, we obtain fair value estimates from our pricing vendors. In addition, management will consistently monitor these holdings and prices will be modified for any pertinent and/or significant events that would result in a valuation adjustment, including an analysis for potential credit-related events or impairments.

Limited partnerships and other investments

Our limited partnerships are accounted for using equity method accounting. We carry these investments on the consolidated balance sheets at the capital value we obtain from the financial statement we received from the general partner. Typically, our carrying value is based on a financial statement one quarter in arrears to accommodate the timing of receipt of financial statements. These financial statements are generally audited annually. Generally the information received is deemed an appropriate approximation of the fair value of these fund investments and no adjustments are made to the financial statements received. Management also has open communication with each fund manager and generally views the information reported from the underlying funds as the best information available to record its investments.

For the limited partnerships in which we consolidate the entity, we hold private debt and equity securities. All consolidated investments are valued using current period financial statements we receive from the general partner.

Included in the other investments balance is the net investment value of life settlement contracts which are accounted under the investment method, which for non-impaired contracts incorporates the initial transaction price, initial direct external costs and continuing costs to keep the policy in force, as well as leveraged lease investments which represent the net investment in leveraged aircraft leases. The leveraged lease aircraft investments are accounted for using equity method. The investments are carried at the capital value obtained from financial statements we received from a third-party servicer.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

12. Fair Value of Financial Instruments (continued)

Separate account assets

Our separate account assets consist of mutual funds that are frequently traded. Since 2003, investments owned by The Phoenix Companies, Inc. Employee Pension Plan (the “Plan”) Trust were sold to PHL Variable and the investments converted to ownership by the Trust to the Employee Pension Separate Account (“EPP SA”). The Plan’s Trust purchased a group flexible premium variable accumulation deferred annuity contract. As of May 21, 2012, the Plan surrendered the EPP SA contract for full value and the Plan’s underlying investments are no longer held in the separate account. Certain investments related to fixed income, equities and foreign securities were transferred to Mercer Trust Company for investment management purposes in a group trust investment arrangement. The remaining investments continued with their respective investment managers. These securities are valued using the market approach in which unadjusted market quotes are used. We include these securities in Level 1 of our hierarchy.

Derivatives

Exchange-traded derivatives are valued using quoted prices and are classified within Level 1 of the valuation hierarchy. However, few classes of derivative contracts are listed on an exchange. Therefore, the majority of our derivative positions are OTC derivative financial instruments, valued using third-party vendor derivative valuation systems that use as their basis readily observable market parameters, such as swap rates and volatility assumptions. These positions are classified within Level 2 of the valuation hierarchy. Such OTC derivatives include vanilla interest rate swaps, equity index options, swaptions, variance swaps and cross currency swaps. Nevertheless, we review and validate the resulting fair values against those provided to us monthly by the derivative counterparties for reasonableness.

Fair values for OTC derivative financial instruments, mostly options and swaps, represent the present value of amounts estimated to be received from or paid to a marketplace participant in exchange of these instruments (i.e., the amount we would expect to receive in a derivative asset assignment or would expect to pay to have a derivative liability assumed). These derivatives are valued using third-party derivative valuation models which take into account the net present value of estimated future cash flows and capital market assumptions which are derived from directly observable prices from other OTC trades and exchange-traded derivatives. Such assumptions include swap rates and swaption volatility obtained from Bloomberg, as well as equity index volatility and dividend yields provided by OTC derivative dealers.

The fair value of OTC derivative financial instruments is also adjusted for the credit risk of the counterparty in cases in which there are no collateral offsets. To estimate the impact on fair value of a market participant’s view of counterparty non-performance risk we use a credit default swap (“CDS”) based approach in measuring this counterparty non-performance risk by looking at the cost of obtaining credit protection in the CDS market for the aggregate fair value exposure amount over the remaining life of derivative contracts, given the counterparty’s rating. The resulting upfront CDS premium, calculated using Bloomberg analytics, serves as a reasonable estimate of the default provision for the non-performance risk or counterparty valuation adjustment to the fair valuation of non-collateralized OTC derivative financial instruments.

Certain new and/or complex instruments may have immature or limited markets or require more sophistication in derivative valuation methodology. As a result, the pricing models used for valuation of these instruments often incorporate significant estimates and assumptions that market participants would use in pricing the instrument, which may impact the results of operations reported in the consolidated financial statements. Hence, instead of valuing these instruments using third-party vendor valuation systems, we rely on the fair market valuations reported to us monthly by the derivative counterparties. Fair values for OTC derivatives are verified using observed estimates about the costs of hedging the risk and other trades in the market. As the markets for these products develop, we continually refine our pricing models to correlate more closely to the market risk of these instruments.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

12. Fair Value of Financial Instruments (continued)

Valuation of embedded derivatives

We make guarantees on certain variable annuity contracts, including those with GMAB, GMWB and COMBO riders. We also provide credits based on the performance of certain indices (“index credits”) on our fixed indexed annuity contracts. Both contract types have features that meet the definition of an embedded derivative. The GMAB, GMWB and COMBO embedded derivative liabilities associated with our variable annuity contracts are accounted for at fair value using a risk neutral stochastic valuation methodology with changes in fair value recorded in realized investment gains. The inputs to our fair value methodology include estimates derived from the asset derivatives market, including equity volatilities and the swap curves. Several additional inputs are not obtained from independent sources, but instead reflect our internally developed assumptions related to mortality rates, lapse rates and other policyholder behavior.

The fair value of the embedded derivative liabilities associated with the index credits on our fixed indexed annuity contracts is calculated using the budget method with changes in fair value recorded in realized investment gains. Under the budget method, the value of the initial index option is based on the fair value of the option purchased to hedge the index. The value of the index credits paid in future years is estimated to be the annual budgeted amount. Budgeted amounts are estimated based on available investment income using assumed investment returns and projected liability values. As there are significant unobservable inputs included in our fair value methodology for these embedded derivative liabilities, we consider the methods as described above as a whole to be Level 3 within the fair value hierarchy.

Our fair value calculation of embedded derivative liabilities includes a credit standing adjustment (the “CSA”). The CSA represents the adjustment that market participants would make to reflect the risk that guaranteed benefit obligations may not be fulfilled (“non-performance risk”). We estimate our CSA using the credit spread (based on publicly available credit spread indices) for financial services companies similar to the Company’s life insurance subsidiaries. The CSA is updated every quarter and, therefore, the fair value will change with the passage of time even in the absence of any other changes that would affect the valuation.

The following tables present the financial instruments carried at fair value on a recurring basis by ASC 820-10 valuation hierarchy (as described above). There were no financial instruments carried at fair value on a non-recurring basis as of December 31, 2014 and 2013, respectively.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

12. Fair Value of Financial Instruments (continued)

Fair Values of Financial Instruments by Level:	As of December 31, 2014
($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale debt securities
U.S. government and agency [1]	$—	$81.2	$362.2	$443.4
State and political subdivision	—	157.7	400.2	557.9
Foreign government	—	177.3	53.6	230.9
Corporate	—	3,992.9	4,416.1	8,409.0
CMBS	—	498.4	152.8	651.2
RMBS	—	1,462.1	469.8	1,931.9
CDO/CLO	—	—	196.9	196.9
Other ABS	—	23.6	245.1	268.7
Total available-for-sale debt securities	—	6,393.2	6,296.7	12,689.9
Available-for-sale equity securities	—	—	179.5	179.5
Short-term investments	99.8	—	—	99.8
Derivative assets	—	161.3	—	161.3
Fair value investments [2]	8.8	13.1	190.0	211.9
Separate account assets	3,020.7	—	—	3,020.7
Total assets	$3,129.3	$6,567.6	$6,666.2	$16,363.1
Liabilities
Derivative liabilities	$0.5	$85.1	$—	$85.6
Embedded derivatives	—	—	160.7	160.7
Total liabilities	$0.5	$85.1	$160.7	$246.3
———————

[1]	Level 3 includes securities whose underlying collateral is an obligation of a U.S. government entity.

[2]
Fair value investments at December 31, 2014 include $111.9 million of debt securities recorded at fair value. Additionally, $100.0 million of assets relate to investment holdings of consolidated VIEs held at fair value, $8.8 million of which are Level 1 securities.

There were no transfers of assets between Level 1 and Level 2 during the year ended December 31, 2014.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

12. Fair Value of Financial Instruments (continued)

Fair Values of Financial Instruments by Level:	As of December 31, 2013, as restated
($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale debt securities
U.S. government and agency [1]	$—	$76.6	$327.2	$403.8
State and political subdivision	—	141.4	269.1	410.5
Foreign government	—	194.0	15.9	209.9
Corporate	—	3,658.1	3,902.1	7,560.2
CMBS	—	600.1	113.7	713.8
RMBS	—	1,344.9	552.1	1,897.0
CDO/CLO	—	—	221.2	221.2
Other ABS	—	70.7	247.7	318.4
Total available-for-sale debt securities	—	6,085.8	5,649.0	11,734.8
Available-for-sale equity securities	2.8	—	135.2	138.0
Short-term investments	229.8	11.0	0.9	241.7
Derivative assets	—	228.8	—	228.8
Fair value investments [2]	8.9	13.2	169.9	192.0
Separate account assets	3,402.3	—	—	3,402.3
Total assets	$3,643.8	$6,338.8	$5,955.0	$15,937.6
Liabilities
Derivative liabilities	$5.3	$111.5	$—	$116.8
Embedded derivatives	—	—	87.8	87.8
Total liabilities	$5.3	$111.5	$87.8	$204.6
———————

[1]	Level 3 includes securities whose underlying collateral is an obligation of a U.S. government entity.

[2]
Fair value investments at December 31, 2013 include $125.7 million of debt securities recorded at fair value. Additionally, $66.2 million of assets relate to investment holdings of consolidated VIEs held at fair value, $8.9 million of which are Level 1 securities.

There were no transfers of assets between Level 1 and Level 2 during the year ended December 31, 2013.

Available-for-sale debt securities as of December 31, 2014 and 2013, respectively, are reported net of $27.8 million and $29.6 million of Level 2 investments included in discontinued operations assets on the consolidated balance sheets related to discontinued reinsurance operations.

The following tables present corporates carried at fair value and on a recurring basis by sector.

Fair Values of Corporates by Level and Sector:	As of December 31, 2014
($ in millions)	Level 1	Level 2	Level 3	Total
Corporates
Consumer	$—	$593.0	$1,264.5	$1,857.5
Energy	—	534.6	472.9	1,007.5
Financial services	—	1,616.1	982.2	2,598.3
Capital goods	—	398.1	384.8	782.9
Transportation	—	104.7	305.8	410.5
Utilities	—	348.1	683.4	1,031.5
Other	—	398.3	322.5	720.8
Total corporates	$—	$3,992.9	$4,416.1	$8,409.0

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

12. Fair Value of Financial Instruments (continued)

Fair Values of Corporates by Level and Sector:	As of December 31, 2013, as restated
($ in millions)	Level 1	Level 2	Level 3	Total
Corporates
Consumer	$—	$896.0	$1,451.8	$2,347.8
Energy	—	492.2	417.5	909.7
Financial services	—	1,495.5	862.5	2,358.0
Capital goods	—	187.6	200.6	388.2
Transportation	—	93.6	227.6	321.2
Utilities	—	316.0	561.6	877.6
Other	—	177.2	180.5	357.7
Total corporates	$—	$3,658.1	$3,902.1	$7,560.2

Level 3 financial assets and liabilities

The following tables set forth a summary of changes in the fair value of our Level 3 financial assets and liabilities. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Transfers in and out of Level 3 occur at the beginning of each period. The securities which were transferred into Level 3 were due to decreased market observability of similar assets and/or changes to significant inputs such as downgrades or price declines. Transfers out of Level 3 were due to increased market activity on comparable assets or observability of inputs.

Level 3 Financial Assets:	As of December 31, 2014
($ in millions)	Balance, beginning of period	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Realized and unrealized gains (losses) included in income [1]	Unrealized gains (losses) included in OCI	Total
Assets
Available-for-sale debt securities
U.S. government and agency [2]	$327.2	$40.0	$(26.7)	$—	$—	$—	$21.7	$362.2
State and political subdivision	269.1	106.5	(6.5)	11.3	—	—	19.8	400.2
Foreign government	15.9	7.4	—	28.5	—	—	1.8	53.6
Corporate	3,902.1	710.9	(427.5)	244.0	(97.9)	4.6	79.9	4,416.1
CMBS	113.7	25.1	(36.6)	71.1	(30.4)	1.4	8.5	152.8
RMBS	552.1	3.1	(75.4)	—	(4.3)	3.1	(8.8)	469.8
CDO/CLO	221.2	41.4	(58.6)	—	—	2.7	(9.8)	196.9
Other ABS	247.7	26.1	(40.0)	17.6	—	1.7	(8.0)	245.1
Total available-for-sale debt securities	5,649.0	960.5	(671.3)	372.5	(132.6)	13.5	105.1	6,296.7
Available-for-sale equity securities	135.2	65.0	(21.2)	—	—	3.7	(3.2)	179.5
Short-term investments	0.9	—	(0.5)	—	—	(0.4)	—	—
Fair value investments	169.9	14.4	(22.2)	—	—	27.9		190.0
Total assets	$5,955.0	$1,039.9	$(715.2)	$372.5	$(132.6)	$44.7	$101.9	$6,666.2
———————

[1]	Reflected in realized investment gains and losses for all assets except fair value investments which are included in net investment income.

[2]	Includes securities whose underlying collateral is an obligation of a U.S. government entity.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

12. Fair Value of Financial Instruments (continued)

Level 3 Financial Assets:	As of December 31, 2013, as restated
($ in millions)	Balance, beginning of period	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Realized and unrealized gains (losses) included in income [1]	Unrealized gains (losses) included in OCI	Total
Assets
Available-for-sale debt securities
U.S. government and agency [2]	$296.7	$88.4	$(40.4)	$—	$—	$—	$(17.5)	$327.2
State and political subdivision	212.4	96.6	(4.1)	—	—	—	(35.8)	269.1
Foreign government	45.8	—	(6.0)	8.0	(31.3)	—	(0.6)	15.9
Corporate	3,752.7	759.4	(434.1)	67.8	(41.3)	5.0	(207.4)	3,902.1
CMBS	89.7	42.5	(11.5)	8.9	(12.8)	(2.1)	(1.0)	113.7
RMBS	710.5	2.2	(120.5)	5.1	—	(4.7)	(40.5)	552.1
CDO/CLO	220.8	68.4	(64.7)	—	—	0.4	(3.7)	221.2
Other ABS	309.9	19.6	(58.7)	—	(1.3)	0.3	(22.1)	247.7
Total available-for-sale debt securities	5,638.5	1,077.1	(740.0)	89.8	(86.7)	(1.1)	(328.6)	5,649.0
Available-for-sale equity securities	86.8	50.5	(11.1)	—	—	(3.5)	12.5	135.2
Short-term investments	—	1.3	—	—	—	(0.4)	—	0.9
Fair value investments	153.3	25.8	(23.3)	1.3	—	12.8	—	169.9
Total assets	$5,878.6	$1,154.7	$(774.4)	$91.1	$(86.7)	$7.8	$(316.1)	$5,955.0
———————

[1]	Reflected in realized investment gains and losses for all assets except fair value investments which are included in net investment income.

[2]	Includes securities whose underlying collateral is an obligation of a U.S. government entity.

Level 3 Financial Liabilities:	Embedded Derivatives
($ in millions)	For the years ended December 31,
	2014	2013
		As restated

Balance, beginning of period	$87.8	$88.1
Net purchases/(sales)	27.0	11.9
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Realized (gains) losses [1]	45.9	(12.2)
Balance, end of period	$160.7	$87.8
———————

[1]	Realized gains and losses are included in net realized investment gains on the consolidated statements of income and comprehensive income.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

12. Fair Value of Financial Instruments (continued)

Significant unobservable inputs used in the fair value measurement of Level 3 assets are yield, prepayment rate, default rate and recovery rate. Keeping other inputs unchanged, an increase in yield, default rate or prepayment rate would decrease the fair value of the asset while an increase in recovery rate would result in an increase to the fair value of the asset. Yields are a function of the underlying U.S. Treasury rates and asset spreads, and changes in default and recovery rates are dependent on overall market conditions.

The following tables present quantitative estimates about unobservable inputs used in the fair value measurement of significant categories of internally priced assets.

Level 3 Assets: [1]	As of December 31, 2014
($ in millions)	Fair Value	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)

U.S. government and agency	$362.2	Discounted cash flow	Yield	0.99% - 4.27% (3.17%)

State and political subdivision	$159.1	Discounted cash flow	Yield	2.15% - 4.50% (3.22%)

Corporate	$3,115.3	Discounted cash flow	Yield	0.93% - 6.88% (3.24%)

Other ABS	$39.3	Discounted cash flow	Yield	0.60% - 4.00% (1.92%)

Fair value investments	$6.3	Discounted cash flow	Default rate	0.17%
			Recovery rate	44.00%
———————

[1]	Excludes Level 3 assets which are valued based upon non-binding independent third-party valuations or third-party price information for which unobservable inputs are not reasonably available to us.

Level 3 Assets: [1]	As of December 31, 2013, as restated
($ in millions)	Fair Value	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)

U.S. government and agency	$327.2	Discounted cash flow	Yield	1.05% - 5.66% (3.78%)

State and political subdivision	$119.4	Discounted cash flow	Yield	2.35% - 5.79% (3.74%)

Corporate	$2,971.7	Discounted cash flow	Yield	1.00% - 6.75% (3.55%)

Other ABS	$47.9	Discounted cash flow	Yield	0.50% - 3.75% (2.23%)
			Prepayment rate	2.00%
			Default rate	2.53% for 48 mos then 0.37% thereafter
			Recovery rate	10.00% (TRUPS)

Fair value investments	$5.5	Discounted cash flow	Default rate	0.25%
			Recovery rate	45.00%
———————

[1]	Excludes Level 3 assets which are valued based upon non-binding independent third-party valuations or third-party price information for which unobservable inputs are not reasonably available to us.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

12. Fair Value of Financial Instruments (continued)

Significant unobservable inputs used in the fair value measurement of variable annuity GMAB and GMWB type liabilities are equity volatility, swap curve, mortality and lapse rates and an adjustment for non-performance risk. Keeping other inputs unchanged, an increase in the equity volatility would increase the fair value of the liability while an increase in the swap curve or CSA would result in a decrease to the fair value of the liability. The impact of changes in mortality and lapse rates are dependent on overall market conditions. The fair value of fixed indexed annuity and indexed universal life embedded derivative related to index credits is calculated using the swap curve, future option budget, mortality and lapse rates, as well as an adjustment for non-performance risk. Keeping other inputs unchanged, an increase in any of these significant unobservable inputs would result in a decrease of the fixed indexed annuity embedded derivative liability.

The following tables present quantitative estimates about unobservable inputs used in the fair value measurement of internally priced liabilities.

Level 3 Liabilities:	As of December 31, 2014
($ in millions)	Fair Value	Valuation Technique(s)	Unobservable Input	Range

Embedded derivatives (FIA)	$153.9	Budget method	Swap curve	0.24% - 2.55%
			Mortality rate	105% or 97% 2012 IAM basic table with scale G2
			Lapse rate	0.04% - 46.44%
			CSA	3.08%

Embedded derivatives (GMAB / GMWB / COMBO)	$6.8	Risk neutral stochastic valuation methodology	Volatility surface	9.89% - 67.34%
			Swap curve	0.21% - 2.76%
			Mortality rate	105% 2012 IAM basic table with scale G2
			Lapse rate	0.00% - 40.00%
			CSA	3.08%

Level 3 Liabilities:	As of December 31, 2013, as restated
($ in millions)	Fair Value	Valuation Technique(s)	Unobservable Input	Range

Embedded derivatives (FIA)	$91.9	Budget method	Swap curve	0.19% - 3.79%
			Mortality rate	103% or 97% 2012 IAM basic table with scale G2
			Lapse rate	0.02% - 47.15%
			CSA	3.23%

Embedded derivatives (GMAB / GMWB / COMBO)	$(4.1)	Risk neutral stochastic valuation methodology	Volatility surface	10.85% - 46.33%
			Swap curve	0.15% - 4.15%
			Mortality rate	105% 2012 IAM basic table with scale G2
			Lapse rate	0.00% - 40.00%
			CSA	3.23%

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

12. Fair Value of Financial Instruments (continued)

Level 3 Assets and Liabilities by Pricing Source:	As of December 31, 2014
($ in millions)	Internal [1]	External [2]	Total
Assets
Available-for-sale debt securities
U.S. government and agency [3]	$362.2	$—	$362.2
State and political subdivision	159.1	241.1	400.2
Foreign government	—	53.6	53.6
Corporate	3,115.3	1,300.8	4,416.1
CMBS	—	152.8	152.8
RMBS	—	469.8	469.8
CDO/CLO	—	196.9	196.9
Other ABS	39.3	205.8	245.1
Total available-for-sale debt securities	3,675.9	2,620.8	6,296.7
Available-for-sale equity securities	—	179.5	179.5
Short-term investments	—	—	—
Fair value investments	6.3	183.7	190.0
Total assets	$3,682.2	$2,984.0	$6,666.2
Liabilities
Embedded derivatives	$160.7	$—	$160.7
Total liabilities	$160.7	$—	$160.7
———————

[1]	Represents valuations reflecting both internally-derived and market inputs, as well as third-party information or quotes.

[2]	Represents unadjusted prices from independent pricing services, third-party financial statements and independent indicative broker quotes where pricing inputs are not readily available.

[3]	Includes securities whose underlying collateral is an obligation of a U.S. government entity.

Level 3 Assets and Liabilities by Pricing Source:	As of December 31, 2013, as restated
($ in millions)	Internal [1]	External [2]	Total
Assets
Available-for-sale debt securities
U.S. government and agency [3]	$327.2	$—	$327.2
State and political subdivision	119.4	149.7	269.1
Foreign government	—	15.9	15.9
Corporate	2,971.7	930.4	3,902.1
CMBS	—	113.7	113.7
RMBS	—	552.1	552.1
CDO/CLO	—	221.2	221.2
Other ABS	47.9	199.8	247.7
Total available-for-sale debt securities	3,466.2	2,182.8	5,649.0
Available-for-sale equity securities	—	135.2	135.2
Short-term investments	—	0.9	0.9
Fair value investments	5.5	164.4	169.9
Total assets	$3,471.7	$2,483.3	$5,955.0
Liabilities
Embedded derivatives	$87.8	$—	$87.8
Total liabilities	$87.8	$—	$87.8
———————

[1]	Represents valuations reflecting both internally-derived and market inputs, as well as third-party information or quotes.

[2]	Represents unadjusted prices from independent pricing services, third-party financial statements and independent indicative broker quotes where pricing inputs are not readily available.

[3]	Includes securities whose underlying collateral is an obligation of a U.S. government entity.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

12. Fair Value of Financial Instruments (continued)

Financial instruments not carried at fair value

The Company is required by U.S. GAAP to disclose the fair value of certain financial instruments including those that are not carried at fair value. The following table discloses the Company’s financial instruments where the carrying amounts and fair values differ:

Carrying Amounts and Fair Values of Financial Instruments:		As of December 31,
($ in millions)	Fair Value Hierarchy Level	2014		2013, as restated
		Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Policy loans	Level 3	$2,352.1	$2,339.2	$2,350.3	$2,338.0
Cash and cash equivalents	Level 1	$428.7	$428.7	$455.6	$455.6
Life settlements	Level 3	$19.2	$17.4	$18.5	$16.7

Financial liabilities:
Investment contracts	Level 3	$3,955.0	$3,957.3	$3,442.6	$3,437.3
Surplus notes	Level 3	$156.2	$125.8	$156.2	$116.5

Fair value of policy loans

The fair value of fixed rate policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns. For floating rate policy loans the fair value is the amount due, excluding interest, as of the reporting date.

Fair value of life settlements

The fair value of life settlement contracts is determined based on the discounted cash flows from the expected proceeds from the insurance policies less the cash flows of the expected costs to keep the policies in force. These cash flows are discounted using a market rate.

Fair value of investment contracts

We determine the fair value of guaranteed interest contracts by using a discount rate based upon the appropriate U.S. Treasury rate to calculate the present value of projected contractual liability payments through final maturity. We determine the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we use a discount rate based upon the appropriate U.S. Treasury rate to calculate the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

The fair value of these investment contracts are categorized as Level 3.

Indebtedness

The fair value of surplus notes is determined with reference to the fair value of Phoenix’s senior unsecured bonds including consideration of the different features in the two securities.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

13. Income Taxes

Significant Components of Income Taxes:	For the years ended December 31,
($ in millions)	2014	2013	2012
		As restated	As revised
Income tax expense (benefit) applicable to:
Current	$12.3	$79.1	$31.4
Deferred	(22.6)	—	(28.1)
Continuing operations	(10.3)	79.1	3.3
Discontinued operations	(0.4)	(0.3)	(1.2)
Income tax expense (benefit)	$(10.7)	$78.8	$2.1
Income taxes (paid) refunded	$18.4	$(86.5)	$(25.7)

Reconciliation of Effective Income Tax Rate:	For the years ended December 31,
($ in millions)	2014	2013	2012
		As restated	As revised

Income (loss) from continuing operations before income taxes and minority interest	$(124.1)	$128.0	$(119.6)
Income tax expense (benefit) at statutory rate of 35%	(43.4)	44.8	(41.9)
Dividend received deduction	(3.0)	(2.3)	(2.5)
Valuation allowance increase (decrease)	36.4	37.0	39.7
Expiration of tax attribute carryovers	—	0.4	5.6
Other, net	(0.3)	(0.8)	2.4
Income tax expense (benefit) applicable to continuing operations	$(10.3)	$79.1	$3.3
Effective income tax rates	8.3%	61.8%	(2.8)%

Allocation of Income Taxes:	For the years ended December 31,
($ in millions)	2014	2013	2012
		As restated	As revised

Income tax expense (benefit) from continuing operations	$(10.3)	$79.1	$3.3
Income tax expense (benefit) from OCI:
Unrealized investment gains / losses	58.2	(20.6)	99.0
Pension	—	—	—
Policy dividend obligation and DAC	—	—	—
Other	—	—	—
Income tax expense (benefit) related to cumulative effect of change in accounting	—	—	—
Income tax expense (benefit) from discontinued operations	(0.4)	(0.3)	(1.2)
Total income tax recorded to all components of income	$47.5	$58.2	$101.1

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

13. Income Taxes (continued)

Deferred Income Tax Balances Attributable to Temporary Differences:	As of December 31,
($ in millions)	2014	2013
		As restated
Deferred income tax assets
Future policyholder benefits	$814.8	$569.8
Employee benefits	15.8	17.3
Net operating and capital loss carryover benefits	13.0	14.5
Foreign tax credits carryover benefits	2.3	2.2
Alternative minimum tax credits	3.1	2.7
General business tax credits	17.7	23.7
Available-for-sale debt securities	34.3	69.9
Valuation allowance	(320.8)	(249.7)
Gross deferred income tax assets	580.2	450.4

Deferred tax liabilities
DAC	(187.4)	(213.3)
Investments	(244.8)	(151.4)
Other	(113.7)	(15.8)
Gross deferred income tax liabilities	(545.9)	(380.5)
Deferred income tax assets	$34.3	$69.9

As of December 31, 2014, we performed our assessment of the realization of deferred tax assets. This assessment included consideration of all available evidence – both positive and negative – weighted to the extent the evidence was objectively verifiable. In performing this assessment, the Company considered the existence of U.S. GAAP pre-tax cumulative losses in the three most recent years, which has been considered significant negative evidence in our assessment.

With the existence of Phoenix Life and parent company life subgroup taxable profits in recent years, the Company has experienced some utilization of its tax loss carryovers and incurred current federal income tax. Under U.S. federal tax law, taxes paid by Phoenix Life and the life subgroup are available for recoupment in the event of future losses. Under U.S. GAAP, the ability to carryback losses and recoup taxes paid can be considered as a source of income when assessing the realization of deferred tax assets. The Company believes that it is reasonably possible the consolidated return will experience taxable losses in the near term, however projecting such losses is subject to a number of estimates and assumptions including future impacts on market and actuarial assumptions. Actual results may vary from projections and, due to the uncertainty of these estimates, we do not believe significant weight can be placed on the assumption that taxes paid in the current and prior years will be recouped. Accordingly, management has not deemed the Phoenix Life taxes paid in current and prior tax years as a viable source of income when performing its valuation allowance assessment.

Further, we believe that the continued existence of significant negative evidence illustrated by a three year cumulative loss before tax is significant enough to overcome any positive evidence. This is further supported by the continued costs associated with the persistent low interest rates and downgrades of financial strength credit ratings which may adversely impact the Company’s future earnings.

Due to the application of our tax sharing agreement, positive and negative evidence at both the parent and subsidiary levels have been considered in our assessment of deferred tax asset realizability at the subsidiary level. Due to the significance of the negative evidence at both the parent and subsidiary levels, as well as the weight given to the objective nature of the cumulative losses in recent years, and after consideration of all available evidence, we concluded that our estimates of future taxable income, timing of the reversal of existing taxable temporary differences and certain tax planning strategies did not provide sufficient positive evidence to assert that it is more likely than not that certain deferred tax assets would be realizable. To the extent either Phoenix Life or Phoenix can demonstrate the ability to generate sustained profitability in the future, the valuation allowance could potentially be reversed resulting in a benefit to income tax expense.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

13. Income Taxes (continued)

As of December 31, 2014, we concluded that our estimates of future taxable income, certain tax planning strategies and other sources of income did not constitute sufficient positive evidence to assert that it is more likely than not that certain deferred tax assets would be realizable. Accordingly, a valuation allowance of $320.8 million has been recorded on net deferred tax assets of $355.1 million. The valuation allowance recorded constitutes a full valuation allowance on the net deferred tax assets that require future taxable income in order to be realized. The remaining deferred tax asset of $34.3 million attributable to available-for-sale debt securities with gross unrealized losses does not require a valuation allowance due to our ability and intent to hold these securities until recovery of principal value through sale or contractual maturity, thereby avoiding the realization of taxable losses. This conclusion is consistent with prior periods. The impact of the valuation allowance on the allocation of tax to the components of the financial statements included an increase of $36.4 million in net loss from continuing operations related to deferred tax balances, an increase of $0.8 million in discontinued operations deferred tax balances and an increase of $33.9 million in OCI-related deferred tax balances.

As of December 31, 2014, we had deferred income tax assets of $17.7 million related to general business tax credit carryovers, which are expected to expire between the years 2022 and 2032.

As of December 31, 2014, we had deferred income tax assets of $2.3 million related to foreign tax credit carryovers, which are expected to expire between the 2016 and 2021 tax years. Additionally, we had deferred tax assets of $3.1 million related to alternative minimum tax credit carryovers which do not expire.

The Company is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2011. The 2011 and 2012 tax years remain under examination; however, no material unanticipated assessments have been identified, and we believe no adjustment to our liability for uncertain tax positions is required. We have no unrecognized tax benefits recorded at December 31, 2014, 2013 and 2012.

Management believes that adequate provisions have been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years. Based upon the timing and status of our current examinations by taxing authorities, we do not believe that it is reasonably possible that any changes to the balance of unrecognized tax benefits occurring within the next 12 months will result in a significant change to the results of operations, financial condition or liquidity.

The Company has no interest and penalties as income tax expense and no accrued interest and penalties in the related income tax liability for the years ended December 31, 2014 and 2013.

14.	Accumulated Other Comprehensive Income

Changes in each component of AOCI attributable to the Company for the years ended December 31 are as follows below (net of tax):

Accumulated Other Comprehensive Income (Loss): ($ in millions)	Net Unrealized Gains / (Losses) on Investments where Credit-related OTTI was Recognized	Net Unrealized Gains / (Losses) on All Other Investments [1]	Total

Balance as of December 31, 2012, as revised	$(7.3)	$82.7	$75.4
Change in component during the period before reclassifications	17.3	(39.5)	(22.2)
Amounts reclassified from AOCI	3.6	(24.1)	(20.5)
Balance as of December 31, 2013, as restated	13.6	19.1	32.7
Change in component during the period before reclassifications	13.8	13.2	27.0
Amounts reclassified from AOCI	(6.6)	(10.1)	(16.7)
Balance as of December 31, 2014	$20.8	$22.2	$43.0
———————

[1]
See Note 8 to these consolidated financial statements for additional information regarding offsets to net unrealized investment gains and losses which include policyholder dividend obligation, DAC and other actuarial offsets, and deferred income tax expense (benefit).

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

14. Accumulated Other Comprehensive Income (continued)

Reclassifications from AOCI consist of the following:

AOCI	Amounts Reclassified from AOCI			Affected Line Item in the Consolidated Statements of Income and Comprehensive Income
($ in millions)	For the years ended December 31,
	2014	2013	2012
		As restated	As revised
Net unrealized gains / (losses) on investments where credit-related OTTI was recognized:
Available-for-sale securities	$10.1	$(5.5)	$(16.6)	Net realized capital gains (losses)
	10.1	(5.5)	(16.6)	Total before income taxes
	3.5	(1.9)	(5.8)	Income tax expense (benefit)
	$6.6	$(3.6)	$(10.8)	Net income (loss)
Net unrealized gains / (losses) on all other investments:
Available-for-sale securities	$15.5	$37.0	$38.0	Net realized capital gains (losses)
	15.5	37.0	38.0	Total before income taxes
	5.4	12.9	13.3	Income tax expense (benefit)
	$10.1	$24.1	$24.7	Net income (loss)
Total amounts reclassified from AOCI	$16.7	$20.5	$13.9	Net income (loss)

15.    Employee Benefit Plans and Employment Agreements

Our ultimate parent company provides employees with post-employment benefits that include retirement benefits, through pension and savings plans, and other benefits, including health care and life insurance. This includes three defined benefit plans. We incur applicable employee benefit expenses through the process of cost allocation by PNX.

The employee pension plan provides benefits up to the amount allowed under the Internal Revenue Code. The two supplemental plans provide benefits in excess of the primary plan. Retirement benefits under the plans are a function of years of service and compensation. Effective March 31, 2010, all benefit accruals under all of our funded and unfunded defined benefit plans were frozen. This change was announced in 2009 and a curtailment was recognized at that time for the reduction in the expected years of future service.

Our ultimate parent company has historically provided employees with other post-employment benefits that include health care and life insurance. In December 2009, PNX announced the decision to eliminate retiree medical coverage for current employees whose age plus years of service did not equal at least 65 as of March 31, 2010. Employees who remain eligible must still meet all other plan requirements to receive benefits. In addition, the cap on the Company’s contribution to pre-65 retiree medical costs per participant was reduced beginning with the 2011 plan year.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits, is omitted as the information is not separately calculated for our participation in the plans. PNX, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated.

Employee benefit expense allocated to us for these benefits totaled $12.0 million, $10.0 million and $13.6 million for 2014, 2013 and 2012, respectively. On August 8, 2014, the Highway and Transportation Funding Act of 2014 was enacted into law, effective immediately. The law extends certain pension funding provisions originally included in the Moving Ahead for Progress in the 21st Century Act (MAP-21). The Company took advantage of this in September of 2014, which resulted in the Company not making any further contributions for the remainder of 2014. We expect to make no contributions over the next 12 months.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

16. Discontinued Operations

PFG Holdings, Inc.

On January 4, 2010, Phoenix signed a definitive agreement to sell PFG and its subsidiaries, including AGL Life Assurance Company, to Tiptree. Because of the divestiture, these operations are reflected as discontinued operations. On June 23, 2010, Phoenix completed the divestiture of PFG and closed the transaction.

The definitive agreement contains a provision requiring us to indemnify Tiptree for any losses due to actions resulting from certain specified acts or omissions associated with the divested business prior to closing. There has been litigation filed that falls within this provision of the agreement but does not name Phoenix as a party to the litigation. Phoenix intends to defend these matters vigorously based on our indemnity commitment.

There were no assets or liabilities on the consolidated balance sheets identified as discontinued operations related to PFG at December 31, 2014 and 2013.

During the years ended December 31, 2014, 2013 and 2012, net losses recognized for discontinued operations were $0, $0.6 million and $4.7 million, respectively, and primarily related to the indemnification of Tiptree.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business. Our total policy liabilities and accruals were $39.3 million and $44.1 million as of December 31, 2014 and 2013, respectively. Our total amounts recoverable from retrocessionaires related to paid losses were $0.1 million and $0.1 million as of December 31, 2014 and 2013, respectively. Losses of $3.4 million in 2014, $1.9 million in 2013 and $9.9 million in 2012 were recognized primarily related to adverse developments which occurred during these respective years. See Note 20 to these consolidated financial statements for additional discussion on remaining liabilities of our discontinued reinsurance operations.

17.	Phoenix Life Statutory Financial Information and Regulatory Matters

Our insurance subsidiaries are required to file, with state regulatory authorities, annual statements prepared on an accounting basis prescribed or permitted by such authorities.

As of December 31, 2014, statutory surplus differs from equity reported in accordance with U.S. GAAP for life insurance companies primarily as follows:

•	policy acquisition costs are expensed when incurred;

•	surplus notes are included in surplus rather than debt;

•	post-employment benefit expense allocated to Phoenix Life from PNX relates only to vested participants and expense is based on different assumptions and reflect a different method of adoption;

•	life insurance reserves are based on different assumptions; and

•
deferred tax assets are limited to amounts reversing in a specified period with an additional limitation based upon 10% or 15% of statutory surplus, dependent on meeting certain risk-based capital (“RBC”) thresholds.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

17. Phoenix Life Statutory Financial Information and Regulatory Matters (continued)

The information below is taken from the Phoenix Life annual statement filed with state regulatory authorities.

Statutory Financial Data for Phoenix Life: [1]	As of or for the years ended December 31,
($ in millions)	2014	2013	2012

Statutory capital, surplus and surplus notes	$609.2	$597.0	$793.6
Asset valuation reserve (“AVR”)	143.0	138.2	128.9
Statutory capital, surplus and AVR [2]	$752.2	$735.2	$922.5
Statutory net gain (loss) from operations	$116.2	$79.8	$160.5
Statutory net income (loss)	$132.5	$(21.0)	$156.2
———————

[1]	Amounts in statements filed with state regulatory authorities may differ from audited financial statements.

[2]	Includes all life insurance subsidiaries in consolidation.

New York Insurance Law requires that New York life insurers report their RBC. RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York Insurance Law gives the NYDFS explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. As of December 31, 2014 and 2013, Phoenix Life’s RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) and each of its U.S. insurance subsidiaries was in excess of 200%.

Under New York Insurance Law, Phoenix Life is permitted to pay stockholder dividends in any calendar year without prior approval from the NYDFS in the amount of the lesser of 10% of Phoenix Life’s surplus to policyholders as of the immediately preceding calendar year or Phoenix Life’s statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life declared $56.0 million in dividends in 2014 and under the above formula would be able to pay $59.9 million in dividends in 2015.

See Note 22, Subsequent Events, for further discussion on changes in statutory capital and surplus in the first quarter of 2015.

18.	Premises and Equipment

Premises and equipment are included in other assets in our consolidated balance sheets.

Cost and Carrying Value of Premises and Equipment:	As of December 31,
($ in millions)	2014		2013, as restated
	Cost	Carrying Value	Cost	Carrying Value

Real estate	$99.8	$32.6	$99.3	$33.6
Equipment and software	73.8	12.2	72.6	12.2
Leasehold improvements	0.4	0.2	0.4	0.2
Premises and equipment cost and carrying value	174.0	$45.0	172.3	$46.0
Accumulated depreciation and amortization	(129.0)		(126.3)
Premises and equipment	$45.0		$46.0

Depreciation and amortization expense for premises and equipment for 2014, 2013 and 2012 totaled $6.0 million, $8.2 million and $12.0 million, respectively.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

18. Premises and Equipment (continued)

Rental expenses for operating leases, principally with respect to buildings, amounted to $0.6 million, $0.6 million and $0.9 million in 2014, 2013 and 2012, respectively. Future minimum rental payments under non-cancelable operating leases were $5.9 million as of December 31, 2014, payable as follows: in 2015, $0.8 million; in 2016, $0.8 million; in 2017, $0.8 million; in 2018, $0.8 million; in 2019, $0.5 million and thereafter, $2.2 million. All future obligations for leased property of our discontinued operations were assumed by the buyer upon the completion of the sale on June 23, 2010. See Note 16 to these consolidated financial statements for additional information.

19.    Related Party Transactions

Capital Contributions

During the years ended December 31, 2014 and 2013, we received cash capital contributions of $15.0 million and $45.0 million, respectively. During the year ended December 31, 2012, we received a non-cash capital contribution of $0.3 million.

Return of Capital

We made return of capital payments to our parent company in the amounts of $56.0 million, $74.2 million and $71.8 million during the years ended December 31, 2014, 2013 and 2012, respectively.

Facility and Services Contracts

Phoenix Life has entered into agreements to provide substantially all general operating expenses related to various subsidiaries of PNX, including rent and employee benefit plan expenses. Expenses are allocated to the respective subsidiaries using specific identification or activity-based costing. Allocated expenses and payable balances related to these agreements with affiliates are as follows:

•
Expenses allocated to Phoenix’s holding company were $97.2 million, $67.6 million and $9.3 million for the years ended December 31, 2014, 2013 and 2012, respectively. Amounts payable to Phoenix Life were $11.8 million and $4.8 million as of December 31, 2014 and 2013, respectively.

•
Expenses allocated to Saybrus were $31.2 million, $23.3 million and $19.7 million for the years ended December 31, 2014, 2013 and 2012, respectively. Amounts payable to Phoenix Life were $7.9 million and $6.3 million as of December 31, 2014 and 2013, respectively.

Other Related Party Transactions

1851 Securities, Inc. (“1851”), a wholly owned subsidiary of PM Holdings Inc., is the principal underwriter of our variable life insurance policies and variable annuity contracts. Commissions paid by the Company were $9.7 million, $9.3 million and $9.7 million for the years ended December 31, 2014, 2013 and 2012, respectively.

State Farm Mutual Automobile Insurance Company (“State Farm”) is currently the owner of record of more than 5% of PNX outstanding common stock. In 2014, 2013 and 2012, we incurred $2.7 million, $2.6 million and $2.3 million, respectively, as compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm agents.

Saybrus provides wholesaling services for our universal life insurance and fixed annuity products. Saybrus Equity Services, Inc. (“Saybrus Equity”), a wholly owned subsidiary of Saybrus, provides wholesaling services for our variable life insurance and variable annuity products. Commissions paid by Saybrus and by Saybrus Equity on our behalf were immaterial as of December 31, 2014, 2013 and 2012, respectively. Commission amounts payable to Saybrus and to Saybrus Equity were immaterial as of December 31, 2014 and 2013, respectively.

Indebtedness due to affiliate

See Note 9 to these financial statements for additional information.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

20. Contingent Liabilities

Litigation and arbitration

The Company is regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, employer, investor, investment advisor or taxpayer.

It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Management of the Company believes that the ultimate outcome of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on the financial condition of the Company beyond the amounts already reported in these financial statements. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the results of operations or cash flows in particular quarterly or annual periods.

SEC Cease-and-Desist Order

Phoenix and PHL Variable are subject to a Securities and Exchange Commission (the “SEC”) Order Instituting Cease-and-Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease-and-Desist Order, which was approved by the SEC in March 2014 (the “March 2014 Order”) and was subsequently amended by an amended SEC administrative order approved by the SEC in August 2014 (the March 2014 Order, as amended, the “Amended Order”). The Amended Order and the March 2014 Order (collectively, the “Orders”), directed Phoenix and PHL Variable to cease and desist from committing or causing any violations and any future violations of Section 13(a) of the Exchange Act and Rules 13a-1 and 13a-13 thereunder and Section 15(d) of the Exchange Act and Rules 15d-1 and 15d-13 thereunder. Phoenix and PHL Variable remain subject to these obligations. Pursuant to the Orders, Phoenix and PHL Variable were required to file certain periodic SEC reports in accordance with the timetables set forth in the Orders. All of such filings have been made. Phoenix and PHL Variable paid civil monetary penalties to the SEC in the aggregate amount of $1.1 million pursuant to the terms of the Orders.

Cases Brought by Policy Investors

On June 5, 2012, Wilmington Savings Fund Society, FSB, as successor in interest to Christiana Bank & Trust Company and as trustee of 60 unnamed trusts, filed suit against Phoenix, Phoenix Life and PHL Variable in the United States District Court for the Central District of California; the case was later transferred to the District of Delaware (C.A. No. 13-499-RGA) by order dated March 28, 2013. After the plaintiffs twice amended their complaint, and dropped Phoenix as a defendant and dropped one of the plaintiff Trusts, the court issued an order on April 9, 2014 dismissing seven of the ten counts, and partially dismissing two more, with prejudice. The court dismissed claims alleging that Phoenix Life and PHL Variable committed RICO violations and fraud by continuing to collect premiums while concealing an intent to later deny death claims. The claims that remain in the case seek a declaration that the policies at issue are valid, and damages relating to cost of insurance increases. This case has been settled, and the settlement does not have a material impact on Phoenix Life’s financial statements.

On August 2, 2012, Lima LS PLC filed a complaint against Phoenix, Phoenix Life, PHL Variable, James D. Wehr, Philip K. Polkinghorn, Edward W. Cassidy, Dona D. Young and other unnamed defendants in the United States District Court for the District of Connecticut (Case No. CV12-01122). On July 1, 2013, the defendants’ motion to dismiss the complaint was granted in part and denied in part. Thereafter, on July 31, 2013, the plaintiff served an amended complaint against the same defendants, with the exception that Mr. Cassidy was dropped as a defendant. The plaintiffs allege that Phoenix Life and PHL Variable promoted certain policy sales knowing that the policies would ultimately be owned by investors and then challenging the validity of these policies or denying claims submitted on these policies. Plaintiffs are seeking damages, including punitive and treble damages, attorneys’ fees and a declaratory judgment. We believe we have meritorious defenses against this lawsuit and we intend to vigorously defend against these claims. The outcome of this litigation and any potential losses are uncertain.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

20. Contingent Liabilities (continued)

Cost of Insurance Cases

On November 18, 2011, Martin Fleisher and another plaintiff (the “Fleisher Litigation”), on behalf of themselves and others similarly situated, filed suit against Phoenix Life in the United States District Court for the Southern District of New York (C.A. No. 1:11-cv-08405-CM-JCF (U.S. Dist. Ct; S.D.N.Y.)) challenging COI rate adjustments implemented by Phoenix Life in 2010 and 2011, which Phoenix Life maintains were based on policy language permitting such adjustments. By order dated July 12, 2013, two separate classes were certified in the Fleisher Litigation; by subsequent order dated August 26, 2013, the court decertified one of the classes. The complaint seeks damages for breach of contract. The class certified in the court’s July 12, 2013 order, as limited by the court’s August 26, 2013 order, is limited to holders of Phoenix Life policies issued in New York subject to New York law and subject to Phoenix Life’s 2011 cost of insurance (“COI”) rate adjustment. By order dated April 29, 2014, the court denied Martin Fleisher’s motion for summary judgment in the Fleisher Litigation in its entirety, while granting in part and denying in part Phoenix Life’s motion for summary judgment.

Phoenix Life’s subsidiary, PHL Variable, has been named as a defendant in six actions challenging its COI rate adjustments implemented concurrently with the Phoenix Life adjustments. Five cases have been brought against PHL Variable, while one case has been brought against PHL Variable and Phoenix Life. These six cases, only one of which is styled as a class action, have been brought by (1) Tiger Capital LLC (C.A. No. 1:12-cv- 02939-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on March 14, 2012; the “Tiger Capital Litigation”); (2-5) U.S. Bank National Association, as securities intermediary for Lima Acquisition LP ((2: C.A. No. 1:12-cv-06811-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on November 16, 2011; 3: C.A. No. 1:13-cv-01580-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on March 8, 2013; collectively, the “U.S. Bank N.Y. Litigations”); (4: C.A. No. 3:14-cv-00555-WWE; U.S. Dist. Ct; D. Conn., complaint originally filed on March 6, 2013, in the District of Delaware and transferred by order dated April 22, 2014, to the District of Connecticut; and 5: C.A. No. 3:14-cv-01398-WWE, U.S. Dist. Ct; D. Conn., complaint filed on September 23, 2014, and amended on October 16, 2014, to add Phoenix Life as a defendant, and consolidated with No. 3:14-cv-00555-WWE (collectively the “U.S. Bank Conn. Litigations”)); and (6) SPRR LLC (C.A. No. 1:14-cv-8714-CM; U.S. Dist. Ct.; S.D.N.Y., complaint filed on October 31, 2014; the “SPRR Litigation”). SPRR LLC filed suit against PHL Variable, on behalf of itself and others similarly situated, challenging COI rate adjustments implemented by PHL Variable in 2011.

The Tiger Capital Litigation and the two U.S. Bank N.Y. Litigations were assigned to the same judge as the Fleisher Litigation, and discovery in these four actions has concluded. By orders in both U.S. Bank N.Y. Litigations dated May 23, 2014, the court denied U.S. Bank’s motions for summary judgment in their entirety, while granting in part and denying in part PHL Variable’s motions for summary judgment. U.S. Bank moved for reconsideration of the court’s summary judgment decisions in the U.S. Bank N.Y. Litigations, which the court denied by orders dated June 4, 2014. By order in the Tiger Capital Litigation dated July 23, 2014, the court denied Tiger Capital’s motion for summary judgment in its entirety, while granting in part and denying in part PHL Variable’s motion for summary judgment. Plaintiff in the Tiger Capital Litigation seeks damages for breach of contract. Plaintiff in the U.S. Bank N.Y. Litigations and the U.S. Bank Conn. Litigations seeks damages and attorneys’ fees for breach of contract and other common law and statutory claims. The plaintiff in the SPRR Litigation, which has been reassigned to the same judge as the Fleisher Litigation, Tiger Capital Litigation and the two U.S. Bank N.Y. Litigations, seeks damages for breach of contract for a nationwide class of policyholders.

The Fleisher Litigation is scheduled for trial commencing June 15, 2015, the U.S. Bank N.Y. Litigations are scheduled for trial commencing June 29, 2015, and the Tiger Capital Litigation is scheduled for trial commencing on July 13, 2015.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

20. Contingent Liabilities (continued)

Phoenix Life and PHL Variable (together, the “Life Companies”) reached an agreement as of April 30, 2015 with SPRR, LLC, Martin Fleisher, as trustee of the Michael Moss Irrevocable Life Insurance Trust II, and Jonathan Berck, as trustee of the John L. Loeb, Jr. Insurance Trust (collectively, the “Plaintiffs”), to resolve the Fleisher Litigation and SPRR Litigation, both class actions. The proposed settlement class consists of all policyholders that were subject to the 2010 or 2011 COI rate adjustments (collectively, the “Settlement Class”), including the policies within the above-named COI cases, and will be structured to allow members of the Settlement Class to opt out of the settlement (the “Settlement”). The Life Companies will establish a Settlement fund, which may be reduced proportionally for any opt-outs, and will pay a class counsel fee if the Settlement is approved. The Life Companies will be released by all participating members of the Settlement Class, and the COI rate adjustment for policies participating in the Settlement Class will remain in effect. The Life Companies agreed to pay a total of $48.5 million, as reduced for any opt-outs, in connection with the Settlement. The Life Companies agreed not to impose additional increases to COI rates on policies participating in the Settlement Class through the end of 2020, and not to challenge the validity of policies participating in the Settlement Class for lack of insurable interest or misrepresentations in the policy applications. The Settlement is intended to resolve all pending COI cases, other than for policyholders who opt-out of the Settlement. The agreement requires that a formal settlement agreement will be filed with the United States District Court for the Southern District of New York and will be subject to certain conditions and court approval. In connection with the Settlement, the Company incurred a charge of $48.5 million in 2014. Under the settlement, policyholders who are class members, including those which have filed individual actions relating to COI rate adjustments, may opt out of the settlement and separately litigate their claims. The Companies are currently unable to estimate the extent to which policyholders may opt out of the settlement or the damages which they may or may not collect in litigation against the Companies. There can be no assurance that the ultimate cost will be $48.5 million. Depending on the results of any opt outs and the resultant litigation and/or negotiation the ultimate cost could be more or less than $48.5 million.

Complaints to state insurance departments regarding PHL Variable’s COI rate adjustments have also prompted regulatory inquiries or investigations in several states, with two of such states (California and Wisconsin) issuing letters directing PHL Variable to take remedial action in response to complaints by a single policyholder. PHL Variable disagrees with both states’ positions. On March 23, 2015, an Administrative Law Judge (“ALJ”) in Wisconsin ordered PHL Variable to pay restitution to current and former owners of seven policies and imposed a fine on PHL Variable which, in a total amount, does not have a material impact on PHL Variable’s financial position (Office of the Commissioner of Insurance Case No. 13- C35362). PHL Variable disagrees with the ALJ’s determination and has appealed the order.

For any cases or regulatory directives not resolved by the Settlement, Phoenix Life and PHL Variable believe that they have meritorious defenses against all of these lawsuits and regulatory directives and intend to vigorously defend against them, including by appeal if necessary. For any matters not resolved by the Settlement, the outcome is uncertain and any potential losses cannot be reasonably estimated.

Regulatory matters

State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the IRS and other regulatory bodies regularly make inquiries of Phoenix, Phoenix Life and our affiliates and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. Further, Phoenix is providing to the SEC certain information and documentation regarding the restatement of its prior period financial statements and the staff of the SEC has indicated to Phoenix that the matter remains subject to further investigation and potential further regulatory action. We cannot predict the outcome of any of such investigations or actions related to these or other matters.

Regulatory actions may be difficult to assess or quantify. The nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our consolidated financial statements in particular quarterly or annual periods.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

20. Contingent Liabilities (continued)

State Insurance Department Examinations

During 2012 and 2013, the NYDFS conducted its routine quinquennial financial and market conduct examination covering the period ended December 31, 2012 of Phoenix Life. The Connecticut Insurance Department conducted its routine financial examination of PHL Variable and two other Connecticut-domiciled insurance subsidiaries. The NYDFS issued the final examination portion of its report for Phoenix Life on June 26, 2014. The Connecticut Insurance Department released its financial examination report for PHL Variable on May 28, 2014 and its market conduct examination on December 29, 2014.

Unclaimed Property Inquiries

In late 2012, Phoenix and its affiliates received separate notices from Unclaimed Property Clearing House (“UPCH”)_and Kelmar Associates, LLC (“Kelmar”) that UPCH and Kelmar have been authorized by the unclaimed property administrators in certain states to conduct unclaimed property audits. The audits began in 2013 are are being conducted on all entities that comprise Phoenix with a focus on death benefit payments; however, all amounts owed by any entity within Phoenix are also a focus. This includes any payments to vendors, brokers, former employees and shareholders. UPCH and Kelmar represent 39 jurisdictions. We do not expect the unclaimed property audits to have a material adverse effect on our financial statements.

Discontinued Reinsurance Operations

In 1999, we discontinued reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. A formal plan was adopted to stop writing new contracts covering these risks and to end existing contracts as soon as those contracts would permit. However, Phoenix Life remains subject to claims under contracts that have not been commuted. Certain discontinued group accident and health reinsurance business was the subject of disputes concerning the placement of the business with reinsurers and the recovery of reinsurance. These disputes have been substantially resolved or settled.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

We expect our reserves and reinsurance to cover the run-off of the business; however, unfavorable or favorable claims and/or reinsurance recovery experience are reasonably possible and could result in our recognition of additional losses or gains in future years. Management believes, based on current information and after consideration of the provisions made in these consolidated financial statements, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material adverse effect on its financial position. Nevertheless, it is possible that future developments could have a material adverse effect on our results of operations.

See Note 16 to these consolidated financial statements for additional information regarding discontinued operations.

21.    Other Commitments

We have an agreement with HP Enterprise Services related to the management of our infrastructure services which expires in 2015. The remaining commitments total $14.3 million through 2015.

As part of its normal investment activities, the Company enters into agreements to fund limited partnerships that make debt and equity investments. As of December 31, 2014, the Company had unfunded commitments of $237.1 million under such agreements, of which $73.0 million is expected to be funded by December 31, 2015. See Note 8 to these consolidated financial statements for additional information on VIEs.

In addition, the Company enters into agreements to purchase private placement investments. As of December 31, 2014, the Company had open commitments of $103.3 million under such agreements which are expected to be funded by June 30, 2015.

Phoenix Life Insurance Company Notes to Consolidated Financial Statements (continued)

22. Subsequent Events

We evaluated events subsequent to December 31, 2014 and through May 13, 2015, the date of issuance of these financial statements. We have determined there have been no events that have occurred that would require adjustments to our financial statements. Significant events requiring additional disclosure are as follows:

Dividends

On March 19, 2015, Phoenix Life declared a $15.0 million dividend to Phoenix.

Restatement

Phoenix filed a Current Report on Form 8-K with the SEC on February 6, 2015 disclosing that Phoenix’s Audit Committee concluded that Phoenix’s previously issued audited consolidated U.S. GAAP financial statements for the year ended December 31, 2013 and unaudited interim consolidated U.S. GAAP financial statements for the three months ended December 31, 2013 included in Phoenix’s Annual Report on Form 10-K for the year ended December 31, 2013 and Phoenix’s previously issued unaudited interim consolidated U.S. GAAP financial statements for the three months ended June 30, 2014 included in Phoenix’s Quarterly Report on Form 10-Q for the period ended June 30, 2014 filed with the SEC should no longer be relied upon and should be restated because of certain material errors identified in such financial statements. In addition, as required by applicable accounting standards, Phoenix adjusted the financial statements for all known errors, some of which were already recorded and disclosed in prior SEC reports as out-of-period adjustments. Phoenix filed its Annual Report on Form 10-K for the year ended December 31, 2014 containing the restated information on March 31, 2015.

PHL Variable Capital and Surplus

As of March 31, 2015, PHL Variable had an estimated Company Action Level risk-based capital ratio of 122%, compared with 218% at December 31, 2014 based on the annual statement as filed with state regulatory authorities. The March 31, 2015 ratio reflects PHL Variable’s portion of litigation accruals for the Settlement, as well as unfavorable mortality and a lower admitted deferred tax asset resulting from the surplus decline that were all recorded in the first quarter of 2015 for PHL Variable. Phoenix is pursuing a number of capital management actions, including a reinsurance treaty between the Company and PHL Variable to optimize its statutory capital deployment. The Company is working to close the transaction in the second quarter of 2015. There can be no assurance that the regulators who must approve this transaction will either approve or approve with conditions acceptable to Phoenix. If the reinsurance treaty is not effected, which management does not anticipate, Phoenix may consider other options which could include capital contributions from the Company, The Phoenix Companies, Inc., or third parties, or other actions.

PART C

OTHER INFORMATION

Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28, 1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

Item 24.	Financial Statements and Exhibits.

(a)	Financial Statements

(1)	The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant’s Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2014; Statement of Operations for the year ended December 31, 2014; Statement of Changes in Net Assets for the years ended December 31, 2014 and 2013; and Notes to Financial Statements are filed herewith.

(2)	The consolidated financial statements of Phoenix Life Insurance Company and the report of Independent Registered Public Accounting Firm thereto are contained in the Statement of Additional Information. The consolidated financial statements of Phoenix Life Insurance Company include: Balance Sheets as of December 31, 2014 and 2013; Statements of Income and Comprehensive Income, Statements of Stockholder’s Equity and Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012; and Notes to the Financial Statements are filed herewith.

(b)	Exhibits

(1)	Resolution of Board of Directors of Phoenix Life Insurance Company establishing the Phoenix Life Variable Accumulation Account is incorporated by reference to Post-Effective Amendment No. 30 on Form N-4 (File No. 002-78020), filed via EDGAR on November 29, 1999.

(2)	Not Applicable.

(3)	Distribution of Contracts

(a)	Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-68872), filed via EDGAR on November 15, 2001.

(b)	Form of Broker Dealer Supervisory and Service Agreement among Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Contracts is incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-123040), filed via EDGAR on February 28, 2005.

(c)	Principal Underwriting and Distribution Agreement between Phoenix Life Insurance Company (Phoenix) and Phoenix Equity Planning Corporation (“PEPCO”), dated February 5, 2009, is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2010.

(d)	Amended and Restated Principal Underwriting and Distribution Agreement between Phoenix Life Insurance Company (“Phoenix”) and 1851 Securities, Inc. (“1851”), dated January 1, 2012, is incorporated by reference to Post-Effective Amendment No. 39 on Form N-6 (File No. 033-23251), filed via EDGAR on April 26, 2012.

(4) (a)	Form of Variable Annuity Contract Form No. D618 (Phoenix Dimensions®) is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-123035), filed via EDGAR on June 20, 2005.

(b)	Guaranteed Minimum Income Benefit Rider (Form No. DR 88) is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-123035), filed via EDGAR on June 20, 2005.

(c)	Guaranteed Minimum Accumulation Benefit Rider (Form No. DR84) is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-123035), filed via EDGAR on June 20, 2005.

(d)	Guaranteed Minimum Withdrawal Benefit Rider (Form No. DR94.1) is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 (File No. 333-123035), filed via EDGAR on November 16, 2005.

(e)	Guaranteed Minimum Withdrawal Benefit Rider (Form No. 06GMWB) is incorporated by reference to Registrant’s Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

(f)	Guaranteed Minimum Withdrawal Benefit Rider (Form No. DR94.1NY) is incorporated by reference to Post-Effective Amendment No. 15 on Form N-4 (File No. 333-68872), filed via EDGAR on February 22, 2008.

(g)	(i) Guaranteed Minimum Withdrawal Benefit Rider (Maine version, Form 08GMWB) is incorporated by reference to Post-Effective Amendment No. 55 on Form N-4 (File No.002-78020), filed via EDGAR on November 5, 2008.

(ii) Guaranteed Minimum Withdrawal Benefit Rider with Extended Care Enhancement (Form 08GMWBECE) is incorporated by reference to Post-Effective Amendment No. 55 on Form N-4 (File No. 002-78020), filed via EDGAR on November 5, 2008.

(iii) Guaranteed Minimum Withdrawal Benefit Rider (New York version, Form 08GMWB) is incorporated by reference to Post-Effective Amendment No. 55 on Form N-4 (File No.002-78020), filed via EDGAR on November 5, 2008.

(h)	(i) Flexible Combination Benefit Rider (Maine version, Form No. 08PRP) is incorporated by reference to Post- Effective Amendment No. 20 on Form N-4 (File No. 333-68872), filed via EDGAR on November 12, 2008.

(ii) Flexible Combination Benefit Rider (New York version, Form No. 08PRP) is incorporated by reference to Post-Effective Amendment No. 20 on Form N-4 (File No. 333-68872), filed via EDGAR on November 12, 2008.

(5)	Form of Application (Form No. OL4157.1) is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 (File No. 333-123035), filed via EDGAR on November 16, 2005.

(6) (a)	Amended and Restated Charter of Phoenix Life Insurance Company, dated December 20, 2004, is incorporated by reference to Post-Effective Amendment No. 44 on Form N-4 (File No. 002-78020), filed via EDGAR on April 25, 2005.

(b)	Amended and Restated Bylaws of Phoenix Life Insurance Company, dated December 1, 2004, are incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-123040), filed via EDGAR on February 28, 2005.

(7)	Not Applicable.

(8)	(a) Participation Agreements.

(1)	(a) Participation Agreement dated May 1, 2000 between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(b) Amendment dated May 1, 2000 to Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(c) Amendment to Participation Agreement as of May 3, 2004 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHL Variable Insurance Company is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006.

(d) Amendment No. 3 to Participation Agreement as of May 1, 2006 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHL Variable Insurance Company is incorporated by reference to Registrant’s Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

(e) Amendment No. 4 to Participation Agreement as of May 1, 2007, by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-146301), filed via EDGAR on December 21, 2007.

(f) Amendment No. 5 dated March 1, 2008 to the Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Home Mutual Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

(g) Amendment No. 6 to Participation Agreement as of September 20, 2010 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., PHL Variable Insurance Company (“PHLVIC”), Phoenix Life Insurance Company (“PLIC”), Phoenix Life and Annuity Company (“PLAC”), and Phoenix Equity Planning Corporation (“PEPCO”) is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(2)	(a) Amended and Restated Fund Participation Agreement dated May 6, 2008 by and among Phoenix Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management LLP and Columbia Management Distributors, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-149636), filed via EDGAR on July 11, 2008.

(b) Consent to Assignment of Participation Agreement dated March 29, 2010 between Columbia Management Distributors, Inc. (“CMDI”) and Phoenix Life Insurance Company to RiverSource Fund Distributors, Inc. (“RSFD”) is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2010.

(3)	(a) Fund Participation Agreement dated July 15, 1999 among Phoenix Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(b) Amendment to Fund Participation Agreement dated December 22, 2009 among Federated Securities Corp., Federated Insurance Series, and Phoenix Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2010.

(c) First Addendum to Fund Participation Agreement dated January 19, 2010 by and between Phoenix Life Insurance Company (“Insurer”) and Federated Securities Corp. (“FSC”) is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2010.

(4)	(a) Fund Participation Agreement dated July 19, 1999 among Phoenix Home Life Mutual Insurance Company, BT Insurance Funds Trust and Bankers Trust Company is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(b) Amendment No. 1 dated April 27, 2001 to the Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Bankers Trust Company is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(c) Amendment No. 2 dated October 29, 2001 to the Fund Participation Agreement among Phoenix Life Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(d) Amendment No. 3 dated February 1, 2008 to the Fund Participation Agreement dated July 19, 1999 among Phoenix Life Insurance Company, DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds and BT Insurance Funds Trust) and Deutsche Investment Management Americas Inc. (successor by merger to Deutsche Asset Management, Inc.) is incorporated by reference to Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2008.

(5)	Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(6)	(a) Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Phoenix Life Insurance Company, dated August 1, 2009, is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2010.

(b) First Amendment to Amended and Restated Participation Agreement by and among Phoenix Life Insurance Company (the “Company”), Fidelity Distributors Corporation (the “Underwriter”), and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products V, dated August 1, 2009, is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2010.

(7)	(a) Participation Agreement dated March 29, 2001 among Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(b) Amendment No. 1 effective April 30, 2010 to Participation Agreement dated as of March 29, 2001, by and among AIM Variable Insurance Funds (“AVIF”), AIM Distributors, Inc., Phoenix Home Life Mutual Insurance Company (“Phoenix”) and Phoenix Equity Planning Corporation (“PEPCO”) is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(c) Amendment No. 2 effective September 20, 2010 to Participation Agreement dated March 29, 2001 by and among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc., Phoenix Home Life Mutual Insurance Company and Phoenix Equity Planning Corporation (“PEPCO”) is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(8)	Participation Agreement dated May 30, 2003 among Phoenix Life Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 033-06793), filed via EDGAR on April 30, 2004.

(9)	Participation Agreement dated April 25, 2005 among Phoenix Life Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 on Form N-4 (File No. 333-123035), filed via EDGAR on April 27, 2006.

(10)	Participation Agreement dated April 14, 2005 among Phoenix Life Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 on Form N-4 (File No. 333-123035), filed via EDGAR on April 27, 2006.

(11)	Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

(12)	(a) Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

(b) Novation of and Amendment to Participation Agreement dated August 25, 2011 by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust and Phoenix Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 39 on Form N-6 (File No. 033-23251), filed via EDGAR on April 26, 2012.

(13)	Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

(14)	Participation Agreement dated May 1, 2006 among The Universal Institutional Funds Inc., Morgan Stanley Distribution, Inc., Morgan Stanley Investment Management Inc., and Phoenix Life Insurance Company is incorporated by reference to Registrant’s Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

(15)	Participation Agreement as of November 5, 2010 among Virtus Variable Insurance Trust, VP Distributors, Inc., Phoenix Life Insurance Company, PHL Variable Insurance Company, Phoenix Life and Annuity Company and 1851 Securities, Inc. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(16)	Participation Agreement dated September 7, 2007 among Phoenix Life Insurance Company, Sentinel Variable Products Trust and Sentinel Financial Services Company is incorporated by reference to Registrant’s Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on September 7, 2007.

(17)	(a) Participation Agreement dated April 1, 2008, among Phoenix Life Insurance Company, Phoenix Equity Planning Corporation, AllianceBernstein LP and AllianceBernstein Investments, Inc. is incorporated by reference to Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2008.

(b) Amendment No. 1 effective September 20, 2010 to Participation Agreement dated April 1, 2008, by and among Phoenix Life Insurance Company, Phoenix Equity Planning Corporation, AllianceBernstein L.P, and AllianceBernstein Investments, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 11 on Form N-4 (File No. 333-123035), filed via EDGAR on April 29, 2011.

(18)	(a) Participation Agreement dated February 1, 2008, among Phoenix Life Insurance Company, Phoenix Equity Planning Corporation, Summit Mutual Funds, Inc., and Ameritas Investment Corporation is incorporated by reference to Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2008.

(b) Consent to Assignment of Participation Agreement effective February 1, 2008 among Summit Mutual Funds, Inc., Ameritas Investment Corp., Phoenix Life Insurance Company, and Phoenix Equity Planning Corporation is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-146301), filed via EDGAR on April 21, 2009.

(c) Amendment as of September 20, 2010 to Participation Agreement dated February 1, 2008, by and among Summit Mutual Funds, Inc., Ameritas Investment Corp., Phoenix Life Insurance Company, and Phoenix Equity Planning Corporation, as amended by a consent to assignment dated December 12, 2008 from Ameritas Investment corp. to Calvert Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(19)	Amended and Restated Participation Agreement of November 19, 2010 by and among Phoenix Life Insurance Company (“PLIC”), PHL Variable Insurance Company (“PHLVIC”), Phoenix Life and Annuity Company (“PLAC”), (together “Phoenix”), Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(b)	Other Material Contracts:

(1)	(a) Amended and Restated Administration and Accounting Services Agreement dated March 1, 2003 by and between Phoenix Life Insurance Company and PFPC, INC. is incorporated by reference to Registrant’s Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on September 7, 2007.

(b) Amendment dated January 1, 2005 to Amended and Restated Administration and Accounting Services Agreement between Phoenix Life Insurance Company and PFPC, INC., is incorporated by reference to Registrant’s Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on September 7, 2007.

(c) Amendment dated January 1, 2008 to Amended and Restated Administration and Accounting Services Agreement between Phoenix Life Insurance Company and PNC Global Investment Servicing (U.S.) Inc. is incorporated by reference to Post-Effective Amendment No. 39 on Form N-6 (File No. 033-23251), filed via EDGAR on April 26, 2012.

(2)	Information Sharing Agreements, pursuant to Rule 22c-2, for the following funds: AIM Variable Insurance Funds, The Alger American Fund, DWS Funds, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, The Rydex Trust, Wanger Advisors Trust; and, The Universal Institutional Funds are incorporated by reference to Post-Effective Amendment No. 29 on Form N-4 (File No. 033-87376), filed via EDGAR on May 1, 2007.

(3)	Information Sharing Agreement dated September 7, 2007, pursuant to Rule 22c-2, between Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and the Sentinel Variable Products Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 on Form N-4 (File No. 333-123035), filed via EDGAR on September 28, 2007.

(4)	Information Sharing Agreement dated February 1, 2008 by and between PHL Variable Insurance Company, Phoenix Life and Annuity Company, Phoenix Life Insurance Company and Summit Mutual Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

(5)	Consent to Assignment of Rule 22c-2 Shareholder Information Agreement dated March 29, 2010 between Columbia Management Services, Inc., Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2010.

(6)	Rule 22c-2 Shareholder Information Agreement as of November 5, 2010 by and among VP Distributors, Inc. (“Fund Agent”), Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (together “Insurance Company”), and 1851 Securities, Inc. (“1851”), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(7)	(a) Distribution and Administrative Services Agreement as of November 5, 2010 among Virtus Investment Advisers, Inc. (“Virtus”), VP Distributors, Inc. (“VPD”), Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (each a “Company” and collectively, the “Company”) and 1851 Securities, Inc. (“1851”), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(b) Amendment to Distribution and Administrative Services Agreement by and among Virtus Investment Advisers, Inc. (“Virtus”), VP Distributors, LLC (formerly known as VP Distributors, Inc.), Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (each a “Company” and collectively, the “Company”) and 1851 Securities, Inc. dated January 1, 2013 is incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 (File No. 333-123040), filed via EDGAR on June 5, 2015.

(8)	Investment Performance Calculation Agreement as of November 5, 2010 by and among The Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, (collectively, “Phoenix”) and Virtus Partners, Inc. (“Virtus”), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(9)	Opinion and Consent of Counsel, filed herewith.

(10) (a)	Consents of Independent Registered Public Accounting Firm, filed herewith.

(b)	Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 61on Form N-4 (File No. 002-78020 ), filed via EDGAR on June 5, 2015.

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Not Applicable.

Item 25.	Directors and Executive Officers of the Depositor.

Name and Principal Business Address	Positions and Offices with Depositor
Martin N. Baily	Director
The Brookings Institution
Washington, D.C.

Thomas M. Buckingham*	Director, Executive Vice President, Product and Operations

Arthur P. Byrne	Director
J.W. Childs Associates
Boston, MA

Sanford Cloud, Jr.*	Director

Name and Principal Business Address	Positions and Offices with Depositor
John H. Forsgren*	Director and Chairman of the Board

Ann Maynard Gray*	Director

Naomi B. Kleinman*	Vice President and Treasurer

Bonnie J. Malley*	Executive Vice President and Chief Financial Officer

Ernest McNeill, Jr.*	Senior Vice President and Chief Accounting Officer

William B. Moorcroft*	Chief Compliance Officer of Separate Account**

John T. Mulrain*	Executive Vice President, General Counsel and Secretary

Westley V. Thompson*	Director

James D. Wehr*	Director, President and Chief Executive Officer

Arthur F. Weinbach	Director
Broadridge Financial Solutions, Inc.
5 ADP Boulevard
Roseland, NJ

*	The principal business address of this individual is One American Row, Hartford, CT 06102-5056.
**	This individual is not an officer of the Depositor.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Phoenix Companies, Inc. (100%) Delaware

Phoenix Distribution Holding Company (100%) Connecticut

Phoenix Investment Management Company (100%) Connecticut

Phoenix National Trust Holding Company (100%) Connecticut

PML International Insurance Limited (100%) Bermuda

Saybrus Partners, Inc. (85.456%) Delaware

Saybrus Holdings, Inc. (100%) Delaware

Saybrus Equity Services, Inc. (100%) Delaware

Phoenix Life Insurance Company (100%) New York

Holland Re Holdings, LLC (100%)

Next Generation Ventures LLC (50%) Connecticut

Phoenix Life Separate Account B (100%) New York

Phoenix Life Separate Account C (100%) New York

Phoenix Life Separate Account D (100%) New York

Phoenix Life Variable Accumulation Account (100%) New York

Phoenix Life Variable Universal Life Account (100%) New York

PM Holdings, Inc. (100%) Connecticut

1851 Securities, Inc. (100%) Delaware

American Phoenix Life and Reassurance Company (100%) Connecticut

PHL Variable Insurance Company (100%) Connecticut

PHL Variable Accumulation Account (100%) Connecticut

PHL Variable Accumulation Account II (100%) Connecticut

PHL Variable Separate Account MVA1 (100%) Connecticut

PHLVIC Variable Universal Life Account (100%) Connecticut

Phoenix Founders, Inc. (100%) Connecticut

Phoenix Life and Annuity Company (100%) Connecticut

Phoenix Life and Annuity Variable Universal Life Account (100%) Connecticut

Phoenix New England Trust Holding Company (100%) Connecticut

Phoenix Variable Advisors, Inc. (100%) Delaware

The only companies that file consolidated financial statements with the Securities and Exchange Commission (“SEC”) are The Phoenix Companies, Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHL Variable Separate Account MVA1, PHLVIC Variable Universal Life Account, and Phoenix Life and Annuity Variable Universal Life Account) all other entities are included in the consolidated financial statement, for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.

Item 27.	Number of Contract Owners.

As of March 31, 2015, there were 89 qualified and 57 nonqualified contract owners.

Item 28.	Indemnification.

Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article VI, Section 6.1 of the Bylaws of the Depositor (as amended and restated effective February 2, 2006) provides that:

“To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person’s testator or intestate:

(1) is or was a Director, officer or employee of the Company; or

(2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorney’s fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the Company seeking indemnification may be entitled.”

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters.

1851 Securities, Inc. (“1851 Securities”)

(a) 1851 Securities serves as the principal underwriter for the following entities:

Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account, PHL Variable Separate Account MVA1, Phoenix Life Separate Account B, Phoenix Life Separate Account C, and Phoenix Life Separate Account D.

(b) Directors and Executive Officers of 1851 Securities.

Name	Position
John H. Beers	Director, President and Chief Executive Officer
Thomas M. Buckingham	Director and Chairman
Susan L. Guazzelli	Second Vice President and Treasurer
Bonnie J. Malley	Director
William B. Moorcroft	Assistant Vice President and Chief Compliance Officer
Gina C. O’Connell	Director
Gary C. Tebbetts	Chief Financial Officer

The business address of these individuals is One American Row, Hartford, CT 06102-5056.

(b) 1851 Securities received no compensation from the Registrant during the last fiscal year for sales of the contract:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Compensation
1851 Securities	$0	$0	$0	$0

Item 30.	Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row, Hartford, Connecticut 06102-5056.

Item 31.	Management Services.

All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.	Undertakings.

(a)	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

(b)	Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

(c)	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)	Phoenix Life Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Phoenix Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, Phoenix Life Variable Accumulation Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 12 pursuant to Rule 485(b) under the Securities Act of 1933. The Registrant causes this Post-Effective Amendment No. 12 to Registration Statement No. 333-123035 on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of Hartford and the State of Connecticut, on this 5th day of June, 2015.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
(Registrant)

By:
*James D. Wehr
President and Chief Executive Officer of Phoenix Life Insurance Company

PHOENIX LIFE INSURANCE COMPANY

By:
*James D. Wehr
President and Chief Executive Officer

By:	/s/ Kathleen A. McGah
*Kathleen A. McGah

*	As Attorney-in-Fact pursuant to power of attorney

As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No. 12 to Registration Statement No. 333-123035 on June 5, 2015.

Signature	Title

Director
*Martin N. Baily

Director
*Arthur P. Byrne

Director
*Sanford Cloud, Jr.

Signature	Title

Director and Chairman of the Board
*John H. Forsgren

Director
*Ann M. Gray

Chief Financial Officer
*Bonnie J. Malley

Chief Accounting Officer
*Ernest McNeill, Jr.

Director
*Westley V. Thompson

Director, President and Chief Executive Officer
*James D. Wehr

Director
*Arthur F. Weinbach

By:	/s/ Kathleen A. McGah
*Kathleen A. McGah

*	As Attorney-in-Fact pursuant to Powers of Attorney

Exhibit Index

Exhibit 24 (b) (9)	Opinion and Consent of Counsel

Exhibit 24 (b) (10) (a)	Consents of Independent Registered Public Accounting Firm